                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-08282


                             Loomis Sayles Funds I
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)


              399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
            (Address of principal executive offices)     (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: March 31, 2007

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO] LS LOOMIS SAYLES FUNDS

         Loomis Sayles Mid Cap Growth Fund
           (formerly Loomis Sayles Aggressive Growth Fund)
         Loomis Sayles Small Cap Growth Fund
         Loomis Sayles Small Cap Value Fund
         Loomis Sayles Tax-Managed Equity Fund
         Loomis Sayles Value Fund


                    TABLE OF CONTENTS

                    Fund and Manager Review               1

                    Portfolio of Investments             14

                    Statements of Assets and Liabilities 37

                    Statements of Operations             39

                    Statements of Changes in Net Assets  41

                    Financial Highlights                 45

                    Notes to Financial Statements        51

         SEMIANNUAL REPORT
         MARCH 31, 2007 (Unaudited)

FUND AND MANAGER REVIEW
LOOMIS SAYLES MID CAP GROWTH FUND
(formerly Loomis Sayles Aggressive Growth Fund)

[PHOTO]

Phil Fine
Manager since February 1999
                          Manager since February 1999


 FUND FACTS
 SYMBOL | Institutional: LSAIX;
 Retail: LAGRX
 OBJECTIVE | Long-term capital growth from investments in common stocks or similar securities
 STRATEGY | Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities (which may include securities offered in the secondary markets or in initial public offering) of companies with market capitalizations that fall within the capitalization range of the Russell Midcap Growth Index, although the Fund may invest in companies of any size
 FUND INCEPTION DATE | 12/31/96
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 1/2/97;
 Retail: 1/2/97
 TOTAL NET ASSETS | $45.9 million

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Russell Midcap Growth Index, for the six months ended March 31, 2007, with our stock selections driving results. Although performance was broad-based, the Fund benefited from strong performance in several of our larger holdings, including Precision Castparts, IntercontinentalExchange and Mettler-Toledo International. The Fund owned 17 stocks that gained more than 20% and only one stock that declined more than 20% for the six-month period.

In the first half of the period, we tried to navigate the market's psychological transition from risk aversion to risk acceptance by increasing exposure to consumer spending themes and companies participating in the capital markets. In the second half of the period, our primary strategy included bottom-up stock picking, with a focus on companies with international growth opportunities.

The consumer discretionary, materials and processing, and financial services sectors had the greatest positive impact on the Fund's performance. Our underweight in the consumer discretionary sector detracted from relative performance, but our stock selections in the retail and apparel industries - including Guess?, Coach and GameStop - were particularly strong. Our holdings in materials and processing gained more than 44% during the period, led by Precision Castparts and Allegheny Technologies, which continued to benefit from the strong upturn in the commercial aerospace industry. Within the financial services sector, our diversified financials and capital markets stocks generated strong performance in January 2007, before retreating in February and March.

The consumer staples, integrated oils, and autos and transportation sectors were the only sectors with negative returns for the six-month period. Our exposure to consumer staples consisted of two beverage companies that underperformed due to moderating volume growth. We sold both holdings in 2006. Our integrated oils exposure consisted of one stock, Delta Petroleum, which declined after announcing the delay of a key exploration project. In autos and transportation, our single holding, Expeditors International, declined after reporting a second-consecutive earnings disappointment. Delta and Expeditors were also sold.

OUTLOOK
Near term, we expect an ongoing pattern of encouraging and discouraging economic news to keep the market in check. Media attention is likely to remain focused on the ups and downs of oil prices, the subprime mortgage market, housing trends and consumer spending. But we believe the most important market driver is likely to be corporate earnings growth, which most market participants expect to slow to a more "normalized" level as the economy moves from recovery to a sustainable-growth mode. Although this is a positive factor for the longer-term health of the market, it may create short-term challenges for stock forecasting and analysis. As such, the market is likely to climb at least one wall of worry during the adjustment period.

We continue to expect the economy to ease into a "soft landing," and we believe the market may begin discounting normalized economic growth during the second half of the year. Although the path may be bumpy, earnings growth of approximately 5%, coupled with modest P/E expansion, should help generate high single-digit market gains for the year.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                     SINCE
                  6 MONTHS*       1 YEAR    5 YEARS    10 YEARS    INCEPTION
                  -----------------------------------------------------------
                   LOOMIS SAYLES MID CAP GROWTH: INSTITUTIONAL
                    14.80%         1.90%     8.36%      11.01%       10.32%
                  -----------------------------------------------------------
                   LOOMIS SAYLES MID CAP GROWTH: RETAIL
                    14.63          1.62      8.07       10.70        10.02
                  -----------------------------------------------------------
                   RUSSELL MIDCAP GROWTH INDEX(c)
                    11.18          6.90      9.45        9.44         8.81
                  -----------------------------------------------------------
                   LIPPER MID-CAP GROWTH FUNDS INDEX(c)
                    12.82          6.22      7.70        8.68         7.17
                  -----------------------------------------------------------
                   EXPENSE RATIO: GROSS (before waivers and reimbursements)**
                  Institutional: 1.12%      Retail: 1.52%
                  -----------------------------------------------------------
                   EXPENSE RATIO: NET (after waivers and reimbursements)**
                  Institutional: 1.00%      Retail: 1.25%
                  -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus



CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007(a)(b)


                                     [CHART]

                  Loomis Sayles    Lipper Mid-Cap
                     Mid Cap          Growth          Russell Midcap
                   Growth Fund      Funds Index(c)     Growth Index(c)
                  --------------   --------------      --------------
  12/31/1996          $100,000       $100,000           $100,000
   1/31/1997           106,200        102,559            104,425
   2/28/1997           102,897         95,742            102,125
   3/31/1997            96,301         88,460             96,355
   4/30/1997            97,399         87,694             98,714
   5/31/1997           106,194         99,115            107,560
   6/30/1997           107,193        103,291            110,537
   7/31/1997           118,094        109,599            121,117
   8/31/1997           115,390        109,295            119,935
   9/30/1997           125,694        117,120            126,005
  10/31/1997           122,891        110,561            119,696
  11/30/1997           119,094        108,793            120,954
  12/31/1997           122,643        111,341            122,542
   1/31/1998           116,241        109,235            120,336
   2/28/1998           125,529        118,513            131,650
   3/31/1998           129,796        124,650            137,168
   4/30/1998           133,210        125,192            139,031
   5/31/1998           127,229        117,895            133,312
   6/30/1998           133,743        123,318            137,084
   7/31/1998           126,909        115,110            131,211
   8/31/1998           101,184         90,293            106,169
   9/30/1998           112,173         99,709            114,200
  10/31/1998           119,756        103,376            122,608
  11/30/1998           120,714        111,232            130,879
  12/31/1998           136,793        125,581            144,433
   1/31/1999           138,120        131,815            148,763
   2/28/1999           135,358        121,576            141,488
   3/31/1999           173,623        130,243            149,368
   4/30/1999           182,478        135,585            156,174
   5/31/1999           189,230        135,021            154,165
   6/30/1999           214,000        145,904            164,928
   7/31/1999           212,331        143,907            159,676
   8/31/1999           224,709        143,178            158,017
   9/30/1999           222,058        147,358            156,671
  10/31/1999           278,017        160,386            168,785
  11/30/1999           326,280        180,504            186,265
  12/31/1999           407,361        218,156            218,517
   1/31/2000           418,767        214,410            218,473
   2/29/2000           569,397        268,144            264,402
   3/31/2000           517,127        249,271            264,674
   4/30/2000           468,207        216,387            238,982
   5/31/2000           421,058        196,935            221,561
   6/30/2000           480,680        227,537            245,071
   7/31/2000           469,240        218,099            229,552
   8/31/2000           555,392        246,622            264,171
   9/30/2000           550,894        234,769            251,256
  10/31/2000           466,717        215,786            234,060
  11/30/2000           349,384        170,662            183,197
  12/31/2000           384,532        182,963            192,844
   1/31/2001           352,770        185,448            203,859
   2/28/2001           275,443        157,630            168,598
   3/31/2001           235,972        140,906            144,469
   4/30/2001           274,412        159,484            168,550
   5/31/2001           261,652        160,799            167,757
   6/30/2001           253,671        160,171            167,846
   7/31/2001           228,355        151,747            156,526
   8/31/2001           199,422        141,579            145,181
   9/30/2001           158,880        121,159            121,187
  10/31/2001           174,339        127,905            133,926
  11/30/2001           192,383        138,410            148,344
  12/31/2001           194,730        144,414            153,983
   1/31/2002           188,051        138,891            148,983
   2/28/2002           169,076        131,985            140,537
   3/31/2002           183,143        140,305            151,263
   4/30/2002           173,528        135,640            143,255
   5/31/2002           162,284        131,115            138,980
   6/30/2002           146,818        119,334            123,643
   7/31/2002           132,166        106,464            111,630
   8/31/2002           130,051        105,195            111,242
   9/30/2002           125,369         98,659            102,404
  10/31/2002           130,409        103,634            110,336
  11/30/2002           140,255        109,789            118,972
  12/31/2002           123,621        103,299            111,784
   1/31/2003           122,100        101,767            110,686
   2/28/2003           121,050        100,196            109,724
   3/31/2003           121,522        101,629            111,767
   4/30/2003           130,661        108,758            119,377
   5/31/2003           145,190        117,751            130,863
   6/30/2003           145,306        119,594            132,730
   7/31/2003           153,037        124,311            137,473
   8/31/2003           166,978        130,425            145,044
   9/30/2003           160,416        126,049            142,231
  10/31/2003           176,121        135,937            153,694
  11/30/2003           177,406        139,169            157,806
  12/31/2003           173,184        139,883            159,529
   1/31/2004           180,094        143,417            164,796
   2/29/2004           176,456        145,395            167,561
   3/31/2004           180,444        145,360            167,241
   4/30/2004           178,098        140,749            162,519
   5/31/2004           186,540        143,814            166,354
   6/30/2004           193,573        147,273            169,002
   7/31/2004           177,177        136,810            157,809
   8/31/2004           171,667        134,440            155,864
   9/30/2004           181,624        140,191            161,683
  10/31/2004           185,601        144,334            167,167
  11/30/2004           198,018        152,357            175,800
  12/31/2004           206,691        159,511            184,222
   1/31/2005           200,780        154,357            179,291
   2/28/2005           207,165        156,350            183,831
   3/31/2005           199,354        153,235            181,145
   4/30/2005           188,230        145,854            173,978
   5/31/2005           201,369        154,505            183,942
   6/30/2005           206,464        158,041            187,362
   7/31/2005           217,716        167,139            198,294
   8/31/2005           217,476        166,616            197,083
   9/30/2005           224,936        169,525            199,635
  10/31/2005           220,684        164,815            193,760
  11/30/2005           235,956        173,726            204,271
  12/31/2005           238,551        174,788            206,512
   1/31/2006           260,689        186,792            218,879
   2/28/2006           255,944        185,179            216,185
   3/31/2006           268,486        191,357            222,226
   4/30/2006           268,969        193,146            223,167
   5/31/2006           246,725        182,397            212,663
   6/30/2006           252,400        182,476            211,795
   7/31/2006           236,297        174,761            204,204
   8/31/2006           234,525        177,617            208,909
   9/30/2006           238,324        180,159            213,676
  10/31/2006           247,332        186,468            221,877
  11/30/2006           258,586        194,224            230,584
  12/31/2006           255,276        194,057            228,518
   1/31/2007           269,955        200,536            236,834
   2/28/2007           268,065        199,967            236,323
   3/31/2007           273,641        203,259            237,563


Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gain distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Cumulative performance is shown for the Institutional Class of Shares. Performance of the Retail Class would be lower due to higher fees. (b) The mountain chart is based on the initial investment minimum of $100,000 for the Institutional Class. (c) See page 11 for a description of the Indices.

WHAT YOU SHOULD KNOW
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than US standards. Growth funds involve increased risks, in part, because the value of the underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL CAP GROWTH FUND

[PHOTO]

Mark F. Burns
Manager since January 2005
                              MARK F. BURNS, CFA
                          Manager since January 2005

[PHOTO]


                               JOHN SLAVIK, CFA
                           Manager since April 2005

 FUND FACTS
 SYMBOL | Institutional: LSSIX;
 Retail: LCGRX
 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities
 STRATEGY | Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. Unlike the Index, the Fund may invest in companies of any size
 FUND INCEPTION DATE | 12/31/96
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 1/2/97;
 Retail: 1/2/97
 TOTAL NET ASSETS | $25.7 million

PORTFOLIO REVIEW
The Fund outperformed both its Benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, during the six months ended March 31, 2007, with our stock selections in the technology and energy sectors driving results.
We continued to seek out small-cap companies with strong underlying fundamentals, as well as earnings and revenue growth at faster rates than the market average.

The Portfolio changes we implemented during the period were prompted by changing market conditions and underlying company fundamentals. Specifically, we increased the Fund's weighting in producer durables by adding companies exposed to aircraft leasing and commercial services. We also increased exposure to healthcare by purchasing stocks of companies in the biopharmaceutical and medical device industries. In the consumer discretionary sector, we added positions in casual dining and retail clothing companies. At the same time, we reduced our exposure to brokers, asset managers and various technology-related industries.

All Fund sectors posted positive performance during the period. Technology, consumer discretionary and healthcare made the greatest contributions to performance, while the producer durables sector posted the smallest return.

Within technology, Cogent Communications and First Solar were the strongest contributors. Cogent, an Internet protocol service provider, rose due to continued strong demand for bandwidth. First Solar, a solar-module maker, advanced after the company's yearly net income rebounded strongly. In the consumer discretionary sector, apparel maker Phillips-Van Heusen Corp. and consulting services provider Lightbridge were the top contributors, advancing on strong earnings and revenue reports. In healthcare, biotech company Myogen and medical device company Hologic were the leading contributors. Shares of Myogen appreciated after Gilead Sciences announced it would acquire the company and we sold the position. Hologic's stock price benefited from a ratings upgrade and it remains in the Portfolio.

OUTLOOK
Near term, we expect an ongoing pattern of encouraging and discouraging economic news to keep the market in check. Media attention is likely to remain focused on the ups and downs of oil prices, the subprime mortgage market, housing trends and consumer spending. But we believe the most important market driver is likely to be corporate earnings growth, which most market participants expect to slow to a more "normalized" level as the economy moves from recovery to a sustainable-growth mode. Although this is a positive factor for the longer-term health of the market, it may create short-term challenges for stock forecasting and analysis. As such, the market is likely to climb at least one wall of worry during the adjustment period.

We continue to expect the economy to ease into a "soft landing," and we believe the market may begin discounting normalized economic growth during the second half of the year. Although the path may be bumpy, earnings growth of approximately 5%, coupled with modest P/E expansion, should help generate high single-digit market gains for the year.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                     SINCE
                  6 MONTHS*      1 YEAR     5 YEARS    10 YEARS    INCEPTION
                 -----------------------------------------------------------
                  LOOMIS SAYLES SMALL CAP GROWTH: INSTITUTIONAL
                   12.67%         3.44%       6.76%      5.96%       4.16%
                 -----------------------------------------------------------
                  LOOMIS SAYLES SMALL CAP GROWTH: RETAIL
                   12.47          3.21        6.48       5.70        3.89
                 -----------------------------------------------------------
                  RUSSELL 2000 GROWTH INDEX(c)
                   11.46          1.56        7.88       6.31        5.01
                 -----------------------------------------------------------
                  RUSSELL 2000 INDEX(c)
                   11.02          5.91       10.95      10.23        9.40
                 -----------------------------------------------------------
                  LIPPER SMALL-CAP GROWTH FUNDS INDEX(c)
                   11.83          1.96        7.26       8.66        7.11
                 -----------------------------------------------------------
                  EXPENSE RATIO: GROSS (before waivers and reimbursements)**
                 Institutional: 1.38%       Retail: 1.92%
                 -----------------------------------------------------------
                  EXPENSE RATIO: NET (after waivers and reimbursements)**
                 Institutional: 1.00%       Retail: 1.25%
                 -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007(a)(b)

                                     [CHART]

                                         Lipper       Russell
                    Loomis Sayles       Small-Cap      2000        Russell
                     Small Cap        Growth Funds    Growth        2000
                    Growth Fund         Index(c)      Index(c)    Index(c)
                   -----------       ------------   ---------      ---------
  12/31/1996        $100,000        $100,000         $100,000       $100,000
   1/31/1997         102,600         102,319          102,498        101,998
   2/28/1997          94,997          94,931           96,308         99,525
   3/31/1997          85,099          88,083           89,512         94,829
   4/30/1997          83,499          86,771           88,476         95,093
   5/31/1997          97,101          98,809          101,774        105,673
   6/30/1997         102,801         104,095          105,225        110,201
   7/31/1997         111,097         110,360          110,617        115,329
   8/31/1997         112,996         112,113          113,936        117,968
   9/30/1997         125,494         121,548          123,028        126,603
  10/31/1997         116,697         115,333          115,639        121,041
  11/30/1997         115,401         112,727          112,882        120,258
  12/31/1997         119,429         111,226          112,945        122,363
   1/31/1998         115,523         109,575          111,439        120,432
   2/28/1998         128,081         118,434          121,277        129,337
   3/31/1998         133,883         123,791          126,364        134,671
   4/30/1998         132,089         124,691          127,139        135,416
   5/31/1998         121,007         115,867          117,902        128,123
   6/30/1998         132,817         119,262          119,107        128,393
   7/31/1998         119,734         110,288          109,161        117,999
   8/31/1998          92,722          86,200           83,962         95,086
   9/30/1998         103,691          90,810           92,475        102,527
  10/31/1998         107,808          94,390           97,298        106,709
  11/30/1998         121,305         102,066          104,846        112,299
  12/31/1998         141,770         112,299          114,334        119,249
   1/31/1999         145,881         115,014          119,477        120,833
   2/28/1999         136,705         103,947          108,547        111,046
   3/31/1999         147,149         108,645          112,413        112,780
   4/30/1999         148,518         112,888          122,341        122,886
   5/31/1999         145,770         113,503          122,534        124,681
   6/30/1999         167,607         124,127          128,989        130,319
   7/31/1999         162,645         123,688          125,000        126,743
   8/31/1999         167,395         121,954          120,325        122,053
   9/30/1999         176,568         126,375          122,646        122,079
  10/31/1999         199,239         133,743          125,788        122,574
  11/30/1999         220,339         150,618          139,088        129,892
  12/31/1999         271,920         180,988          163,603        144,596
   1/31/2000         266,971         179,104          162,080        142,274
   2/29/2000         363,481         231,579          199,791        165,769
   3/31/2000         315,393         213,402          178,789        154,840
   4/30/2000         290,067         187,021          160,738        145,522
   5/31/2000         250,821         171,731          146,663        137,041
   6/30/2000         280,568         201,975          165,609        148,987
   7/31/2000         251,782         188,834          151,416        144,193
   8/31/2000         293,980         209,143          167,343        155,196
   9/30/2000         284,602         198,786          159,030        150,634
  10/31/2000         256,740         183,871          146,121        143,910
  11/30/2000         190,475         152,559          119,590        129,137
  12/31/2000         222,551         166,052          126,908        140,228
   1/31/2001         212,470         171,112          137,180        147,529
   2/28/2001         165,408         149,206          118,376        137,849
   3/31/2001         140,894         134,714          107,613        131,106
   4/30/2001         166,734         149,258          120,788        141,362
   5/31/2001         162,132         153,303          123,586        144,837
   6/30/2001         166,072         157,168          126,956        149,838
   7/31/2001         142,639         148,407          116,125        141,727
   8/31/2001         126,550         139,621          108,873        137,150
   9/30/2001          99,126         117,830           91,306        118,688
  10/31/2001         110,575         126,465          100,090        125,633
  11/30/2001         118,990         136,265          108,445        135,359
  12/31/2001         123,702         144,519          115,196        143,714
   1/31/2002         117,752         140,149          111,098        142,219
   2/28/2002         103,045         131,668          103,908        138,322
   3/31/2002         109,444         142,433          112,939        149,439
   4/30/2002         105,405         138,675          110,496        150,801
   5/31/2002         100,357         133,112          104,035        144,108
   6/30/2002          91,716         123,221           95,213        136,958
   7/31/2002          78,692         105,745           80,579        116,273
   8/31/2002          77,795         105,592           80,542        115,977
   9/30/2002          71,284          99,188           74,724        107,648
  10/31/2002          75,889         103,420           78,504        111,099
  11/30/2002          80,267         112,083           86,286        121,014
  12/31/2002          72,297         104,595           80,336        114,276
   1/31/2003          69,940         101,833           78,153        111,114
   2/28/2003          69,045          98,659           76,069        107,756
   3/31/2003          68,368         100,694           77,221        109,144
   4/30/2003          75,554         109,016           84,529        119,492
   5/31/2003          83,970         120,133           94,055        132,316
   6/30/2003          85,658         124,204           95,867        134,710
   7/31/2003          91,611         131,466          103,115        143,139
   8/31/2003          98,913         138,438          108,653        149,702
   9/30/2003          96,440         135,037          105,903        146,938
  10/31/2003         104,415         147,289          115,051        159,278
  11/30/2003         107,892         151,211          118,802        164,930
  12/31/2003         103,631         151,426          119,334        168,276
   1/31/2004         111,040         158,511          125,603        175,587
   2/29/2004         106,665         157,915          125,408        177,161
   3/31/2004         106,217         156,824          125,994        178,812
   4/30/2004         101,618         149,160          119,670        169,696
   5/31/2004         104,870         152,272          122,050        172,397
   6/30/2004         109,023         156,613          126,111        179,657
   7/31/2004          99,025         142,796          114,792        167,560
   8/31/2004          94,757         138,170          112,320        166,699
   9/30/2004         100,594         146,064          118,531        174,525
  10/31/2004         101,942         150,159          121,411        177,960
  11/30/2004         107,784         160,674          131,674        193,396
  12/31/2004         113,399         167,766          136,406        199,120
   1/31/2005         111,494         161,416          130,261        190,812
   2/28/2005         113,512         164,605          132,049        194,044
   3/31/2005         110,254         159,074          127,096        188,490
   4/30/2005         104,532         150,187          119,007        177,695
   5/31/2005         111,943         160,140          127,398        189,325
   6/30/2005         117,216         165,737          131,517        196,628
   7/31/2005         124,847         175,850          140,710        209,085
   8/31/2005         123,161         172,813          138,727        205,209
   9/30/2005         124,393         173,752          139,826        205,852
  10/31/2005         118,783         167,867          134,659        199,461
  11/30/2005         125,850         176,867          142,283        209,144
  12/31/2005         125,511         176,718          142,071        208,188
   1/31/2006         140,446         191,121          155,775        226,857
   2/28/2006         138,873         190,374          154,945        226,232
   3/31/2006         146,734         198,307          162,475        237,208
   4/30/2006         146,616         198,975          162,006        237,169
   5/31/2006         137,526         186,594          150,605        223,850
   6/30/2006         135,614         185,040          150,696        225,289
   7/31/2006         129,105         174,949          142,868        217,959
   8/31/2006         133,146         178,473          147,052        224,412
   9/30/2006         134,717         180,804          148,048        226,280
  10/31/2006         141,682         188,972          157,641        239,309
  11/30/2006         143,708         195,344          161,415        245,604
  12/31/2006         143,478         195,545          161,031        246,426
   1/31/2007         148,528         200,474          164,027        250,550
   2/28/2007         150,103         200,093          163,508        248,562
   3/31/2007         151,784         202,191          165,018        251,223


Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Cumulative performance is shown for the Institutional Class of Shares. Performance of the Retail Class would be lower due to higher fees. (b) The mountain chart is based on the initial investment minimum of $100,000 for the Institutional Class. (c) See page 11 for a description of the Indices.

WHAT YOU SHOULD KNOW
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than US standards. Growth funds involve increased risks, in part, because the value of the underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL CAP VALUE FUND

/s/ Joseph Katz
                          Manager since January 2000

[PHOTO]

Daniel Thelen
Manager since April 2000
                           Manager since April 2000


 FUND FACTS
 SYMBOL | Institutional: LSSCX;
 Retail: LSCRX; Admin: LSVAX
 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities
 STRATEGY | Invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. Unlike the Index, the Fund may invest in companies of any size
 FUND INCEPTION DATE | 5/13/91
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/13/91;
 Retail: 1/2/97; Admin: 1/2/98
 TOTAL NET ASSETS | $947.2 million

PORTFOLIO REVIEW
The Fund outperformed both its Benchmarks, the Russell 2000 Value Index and the Russell 2000 Index, for the six months ended March 31, 2007, with stock selection and sector weightings making positive contributions to performance. In addition, our high-quality orientation paid off in the second half of the period. As market volatility increased, riskier micro-cap stocks and unprofitable small-company stocks underperformed.

All sectors generated positive returns for the Fund, with the materials and processing, and consumer discretionary sectors performing especially well and making the strongest contributions to Fund performance. Returns from these economically sensitive sectors generally reflected investor perceptions that US economic growth would slow, but not enough for a recession. In particular, basic materials companies Chaparral Steel, Reliance Steel and Texas Industries were strong on continued infrastructure spending trends. In the consumer discretionary sector, several retail holdings experienced turnarounds as a result of new operating and merchandising strategies, including Jo-Ann Stores, CEC Entertainment and Dollar Tree Stores.

Although returns in the financial sector remained positive, financial stocks were the weakest performers during the period, primarily reflecting problems in the housing and subprime lending markets, which raised concerns about credit quality throughout the entire sector. Nevertheless, our high-quality holdings and underweight position in the sector contributed favorably to the Fund's relative performance.

Healthcare, autos and transportation made the smallest contributions to Fund performance for the period ended March 31, 2007 primarily because of their relatively small weightings within the Portfolio. Energy was also underweighted, but the decline in oil and gas prices during the fourth quarter detracted from performance.

The most significant change in sector weightings was a reduction in financial services. Although profit-taking in the REIT (real estate investment trust) industry played a small role in this change, our concerns about widening credit risk and margin pressures caused us to trim the Fund's exposure to banks and other holdings related to the credit markets. We redeployed the proceeds into consumer discretionary stocks, where we moved from an underweight position to a close-to-Benchmark weighting. We also increased exposure to producer durables, as several new ideas emerged during the period.

OUTLOOK
Near term, we expect an ongoing pattern of encouraging and discouraging economic news to keep the market in check. Media attention is likely to remain focused on the ups and downs of oil prices, the subprime mortgage market, housing trends and consumer spending. But we believe the most important market driver is likely to be corporate earnings growth, which most market participants expect to slow to a more "normalized" level, as the economy moves from recovery to a sustainable-growth mode. Although this is a positive factor for the longer-term health of the market, it may create short-term challenges for stock forecasting and analysis. As such, the market is likely to climb at least one wall of worry during the adjustment period.

We continue to expect the economy to ease into a "soft landing," and we believe the market may begin discounting normalized economic growth during the second half of the year. Although the path may be bumpy, earnings growth of approximately 5%, coupled with modest P/E expansion, should help generate high single-digit market gains for the year.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                 SINCE
              6 MONTHS*      1 YEAR    5 YEARS   10 YEARS   INCEPTION(a)(b)
             ----------------------------------------------------------------
              LOOMIS SAYLES SMALL CAP VALUE: INSTITUTIONAL
               12.42%        9.54%      11.88%    12.80%            15.25%
             ----------------------------------------------------------------
              LOOMIS SAYLES SMALL CAP VALUE: RETAIL(a)
               12.28         9.25       11.60     12.50             15.05
             ----------------------------------------------------------------
              LOOMIS SAYLES SMALL CAP VALUE: ADMIN(a)
               12.10         8.97       11.32     12.17             14.69
             ----------------------------------------------------------------
              RUSSELL 2000 VALUE INDEX(c)
               10.62        10.38       13.61     13.46             15.00
             ----------------------------------------------------------------
              RUSSELL 2000 INDEX(c)
               11.02         5.91       10.95     10.23             11.75
             ----------------------------------------------------------------
              LIPPER SMALL-CAP CORE FUNDS INDEX(b)(c)
               11.46         5.06       10.41     11.29               N/A
             ----------------------------------------------------------------
              EXPENSE RATIO: GROSS (before waivers and reimbursements)**
             Institutional: 0.90%        Retail: 1.20%        Admin: 1.46%
             ----------------------------------------------------------------
              EXPENSE RATIO: NET (after waivers and reimbursements)**
             Institutional: 0.90%        Retail: 1.15%        Admin: 1.40%
             ----------------------------------------------------------------

 * Not annualized.
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007 (d)(e)

                                     [CHART]

                 Loomis
                 Sayles       Lipper Small       Russell
                 Small Cap   -Cap Core Funds    2000 Value        Russell
                Value Fund   Index(a)(b)(c)     Index(a)(c)    2000 Index(a)(c)
                ----------   --------------    ------------    ----------------
   5/13/1991      $100,000                       $100,000           $100,000
   5/31/1991       102,200                        104,691            104,767
   6/30/1991        98,603                         99,789             98,661
   7/31/1991       106,402                        102,381            102,123
   8/31/1991       114,499                        105,488            105,903
   9/30/1991       114,602                        105,611            106,733
  10/31/1991       116,906                        106,811            109,555
  11/30/1991       114,007                        102,477            104,488
  12/31/1991       130,480       $100,000         109,121            112,855
   1/31/1992       143,750        106,378         118,250            122,000
   2/29/1992       151,800        109,427         123,890            125,558
   3/31/1992       143,649        105,725         122,542            121,309
   4/30/1992       136,337        102,146         120,845            117,059
   5/31/1992       136,541        101,930         124,131            118,615
   6/30/1992       124,635         98,333         120,111            113,006
   7/31/1992       128,087        101,022         124,636            116,938
   8/31/1992       123,912         99,368         122,207            113,638
   9/30/1992       125,275         99,851         124,514            116,259
  10/31/1992       129,246        103,578         127,420            119,954
  11/30/1992       141,576        110,820         135,304            129,133
  12/31/1992       147,621        115,026         140,915            133,632
   1/31/1993       154,382        118,409         148,392            138,155
   2/28/1993       150,832        115,704         148,985            134,964
   3/31/1993       157,136        118,864         154,636            139,343
   4/30/1993       153,129        114,981         150,920            135,518
   5/31/1993       159,668        119,286         155,667            141,515
   6/30/1993       160,466        120,206         157,142            142,398
   7/31/1993       164,366        121,322         159,840            144,364
   8/31/1993       173,192        124,960         166,089            150,600
   9/30/1993       181,107        126,979         170,067            154,850
  10/31/1993       186,033        129,668         173,958            158,836
  11/30/1993       178,927        126,466         169,426            153,608
  12/31/1993       184,062        130,135         174,415            158,860
   1/31/1994       187,964        133,575         180,640            163,841
   2/28/1994       185,107        133,322         180,117            163,248
   3/31/1994       174,426        128,136         172,034            154,629
   4/30/1994       172,473        127,918         173,729            155,548
   5/31/1994       169,868        128,241         173,480            153,802
   6/30/1994       165,825        124,078         168,954            148,579
   7/31/1994       166,738        125,868         172,076            151,020
   8/31/1994       174,558        131,665         178,849            159,435
   9/30/1994       174,435        131,900         176,951            158,902
  10/31/1994       173,267        132,587         173,713            158,274
  11/30/1994       166,371        129,228         166,705            151,882
  12/31/1994       168,800        130,347         171,722            155,963
   1/31/1995       169,323        131,692         170,880            153,995
   2/28/1995       175,893        136,935         177,203            160,401
   3/31/1995       180,096        139,835         178,080            163,164
   4/30/1995       180,619        142,185         183,375            166,792
   5/31/1995       184,303        143,911         187,303            169,659
   6/30/1995       189,298        149,643         193,703            178,461
   7/31/1995       201,905        157,915         200,770            188,740
   8/31/1995       211,617        163,166         206,735            192,645
   9/30/1995       215,553        165,959         209,821            196,085
  10/31/1995       204,387        160,089         201,441            187,316
  11/30/1995       214,239        164,875         209,447            195,186
  12/31/1995       222,958        170,421         215,935            200,336
   1/31/1996       223,404        171,668         217,368            200,120
   2/29/1996       234,619        177,751         220,775            206,358
   3/31/1996       240,015        182,202         225,409            210,558
   4/30/1996       254,272        194,772         231,559            221,817
   5/31/1996       264,748        203,561         237,422            230,558
   6/30/1996       258,500        194,317         234,619            221,091
   7/31/1996       243,947        178,534         222,146            201,780
   8/31/1996       256,168        187,634         231,784            213,495
   9/30/1996       264,827        195,523         238,112            221,839
  10/31/1996       268,720        191,863         240,873            218,420
  11/30/1996       281,565        198,795         253,835            227,419
  12/31/1996       290,856        202,304         262,075            233,380
   1/31/1997       296,033        206,814         266,104            238,044
   2/28/1997       292,185        201,403         268,630            232,272
   3/31/1997       285,815        191,245         261,425            221,312
   4/30/1997       283,129        191,297         265,269            221,929
   5/31/1997       313,905        211,698         286,388            246,618
   6/30/1997       328,627        223,668         300,881            257,187
   7/31/1997       347,457        237,128         313,510            269,155
   8/31/1997       354,719        242,928         318,487            275,313
   9/30/1997       375,860        261,159         339,665            295,465
  10/31/1997       364,021        250,761         330,430            282,485
  11/30/1997       362,674        247,548         334,051            280,658
  12/31/1997       366,409        247,282         345,374            285,570
   1/31/1998       358,348        243,664         339,125            281,064
   2/28/1998       383,720        261,855         359,627            301,846
   3/31/1998       400,833        274,198         374,214            314,295
   4/30/1998       399,070        276,836         376,063            316,034
   5/31/1998       381,950        262,465         362,750            299,014
   6/30/1998       377,023        261,524         360,701            299,643
   7/31/1998       352,629        242,656         332,448            275,385
   8/31/1998       292,224        195,759         280,384            221,911
   9/30/1998       306,981        203,993         296,218            239,277
  10/31/1998       323,128        212,366         305,014            249,036
  11/30/1998       341,417        224,207         313,270            262,084
  12/31/1998       362,449        238,290         323,093            278,302
   1/31/1999       345,450        236,503         315,760            282,000
   2/28/1999       321,061        217,184         294,201            259,160
   3/31/1999       321,254        218,170         291,774            263,206
   4/30/1999       347,436        232,906         318,410            286,791
   5/31/1999       354,419        237,725         328,197            290,980
   6/30/1999       370,794        251,463         340,080            304,138
   7/31/1999       366,196        250,089         332,009            295,793
   8/31/1999       354,001        240,919         319,873            284,846
   9/30/1999       346,213        240,732         313,478            284,908
  10/31/1999       342,820        242,827         307,205            286,062
  11/30/1999       349,951        258,481         308,797            303,142
  12/31/1999       363,774        286,363         318,285            337,458
   1/31/2000       350,278        280,860         309,962            332,039
   2/29/2000       375,043        320,461         328,907            386,870
   3/31/2000       396,308        315,903         330,449            361,364
   4/30/2000       397,140        298,337         332,405            339,619
   5/31/2000       380,142        285,654         327,333            319,825
   6/30/2000       392,611        310,851         336,897            347,705
   7/31/2000       399,168        301,188         348,122            336,518
   8/31/2000       424,116        328,020         363,686            362,194
   9/30/2000       417,754        319,591         361,624            351,549
  10/31/2000       425,524        309,977         360,340            335,856
  11/30/2000       411,865        279,108         353,005            301,380
  12/31/2000       448,109        306,218         390,935            327,263
   1/31/2001       460,566        317,118         401,726            344,302
   2/28/2001       448,776        296,974         401,171            321,711
   3/31/2001       432,620        282,934         394,737            305,974
   4/30/2001       456,414        305,475         413,008            329,910
   5/31/2001       469,741        316,608         423,628            338,019
   6/30/2001       488,061        326,398         440,673            349,691
   7/31/2001       490,892        318,836         430,791            330,762
   8/31/2001       485,198        309,914         429,298            320,079
   9/30/2001       433,912        269,307         381,908            276,992
  10/31/2001       449,186        285,306         391,883            293,202
  11/30/2001       476,541        306,508         420,042            315,901
  12/31/2001       510,233        328,037         445,759            335,399
   1/31/2002       509,519        324,150         451,676            331,911
   2/28/2002       513,900        315,495         454,426            322,814
   3/31/2002       543,758        339,737         488,458            348,760
   4/30/2002       545,226        341,406         505,653            351,938
   5/31/2002       535,194        328,681         488,929            336,318
   6/30/2002       517,319        310,271         478,104            319,631
   7/31/2002       449,808        268,099         407,068            271,357
   8/31/2002       457,140        269,520         405,259            270,666
   9/30/2002       422,672        250,441         376,311            251,228
  10/31/2002       429,773        259,342         381,972            259,283
  11/30/2002       451,304        278,480         412,454            282,423
  12/31/2002       442,730        264,951         394,831            266,698
   1/31/2003       431,219        257,203         383,714            259,316
   2/28/2003       421,904        249,172         370,815            251,481
   3/31/2003       423,128        251,276         374,775            254,719
   4/30/2003       457,867        272,199         410,373            278,871
   5/31/2003       486,483        296,112         452,274            308,797
   6/30/2003       496,748        302,929         459,937            314,386
   7/31/2003       515,823        318,463         482,874            334,057
   8/31/2003       535,373        332,265         501,216            349,373
   9/30/2003       521,935        325,049         495,467            342,924
  10/31/2003       565,204        350,592         535,868            371,722
  11/30/2003       581,651        363,222         556,438            384,913
  12/31/2003       595,611        373,322         576,561            392,722
   1/31/2004       609,191        385,150         596,497            409,784
   2/29/2004       621,009        391,852         608,047            413,458
   3/31/2004       631,318        396,101         616,456            417,311
   4/30/2004       609,474        382,487         584,576            396,035
   5/31/2004       614,228        385,816         591,632            402,338
   6/30/2004       641,561        402,286         621,681            419,282
   7/31/2004       614,936        381,089         593,102            391,050
   8/31/2004       623,730        377,755         598,920            389,041
   9/30/2004       646,309        396,540         622,610            407,304
  10/31/2004       652,578        403,034         632,282            415,322
  11/30/2004       697,214        434,862         688,389            451,346
  12/31/2004       725,661        441,891         704,820            464,706
   1/31/2005       701,714        429,079         677,555            445,317
   2/28/2005       716,450        439,104         691,009            452,860
   3/31/2005       706,133        428,047         676,783            439,896
   4/30/2005       671,391        404,934         641,872            414,704
   5/31/2005       701,402        426,635         681,020            441,846
   6/30/2005       727,284        441,175         711,135            458,889
   7/31/2005       770,121        467,394         751,599            487,962
   8/31/2005       756,798        463,075         734,343            478,915
   9/30/2005       762,626        467,493         733,130            480,417
  10/31/2005       743,712        453,141         714,716            465,500
  11/30/2005       771,527        473,848         743,709            488,098
  12/31/2005       770,987        475,286         738,000            485,868
   1/31/2006       833,746        511,500         799,026            529,437
   2/28/2006       836,497        508,119         798,972            527,979
   3/31/2006       870,208        530,500         837,670            553,595
   4/30/2006       873,863        534,486         839,910            553,505
   5/31/2006       845,724        508,686         805,131            522,420
   6/30/2006       848,177        505,230         815,021            525,779
   7/31/2006       820,950        488,072         803,718            508,671
   8/31/2006       836,548        497,727         827,742            523,731
   9/30/2006       847,842        500,052         835,821            528,091
  10/31/2006       879,042        524,245         878,362            558,498
  11/30/2006       904,447        539,530         903,408            573,189
  12/31/2006       912,135        540,402         911,278            575,108
   1/31/2007       934,208        550,058         924,929            584,732
   2/28/2007       938,319        551,294         913,569            580,092
   3/31/2007       953,144        557,369         924,595            586,303

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) and Admin Class (1/02/98) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect current levels of 12b-1 fees payable by the respective Classes. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (b) The Lipper Small-Cap Core Funds Index performance data is not available prior to January 1, 1992. (c) See page 11 for a description of the Indices. (d) Cumulative performance is shown for the Institutional Class of Shares. Performance of the Retail and Admin Classes would be lower due to higher fees and expenses. (e) The mountain chart is based on the initial investment minimum of $100,000 for the Institutional Class.

WHAT YOU SHOULD KNOW
Value stocks may fall out of favor with investors and underperform the overall equity market during any given period. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than US standards.

FUND AND MANAGER REVIEW

LOOMIS SAYLES TAX-MANAGED EQUITY FUND

[PHOTO]

Mark Shank
Manager since June 2003

[PHOTO]


                              DAVID SOWERBY, CFA
                           Manager since August 2005

 FUND FACTS
 SYMBOL | LSCGX
 OBJECTIVE | Long-term capital growth
 STRATEGY | Invests at least 80% of net assets (plus any borrowings made for investment purposes) in equity securities and may invest in companies of any size; the Fund uses a tax-managed approach in an effort to minimize the effect of US federal income tax
 FUND INCEPTION DATE | 10/1/95
 FUND REGISTRATION DATE | 3/7/97
 TOTAL NET ASSETS | $5.6 million

PORTFOLIO REVIEW
The Fund underperformed its Benchmark, the S&P 500 Index, during the six months ended March 31, 2007. Overall, the performance contribution from our stock selections was positive. However, the Fund's cash position reduced performance by approximately 47 basis points and the Fund did not hold any utilities stocks. The utility sector was the second-best performer in the S&P 500 during the period. This reduced the Fund's performance by approximately 37 basis points as compared to the Benchmark.

We continued to overweight sectors characterized by companies with strong earnings growth. Specifically, we focused on high-quality companies with accelerating business models and special-situation stocks with attractive valuations.

The financials and consumer discretionary sectors made the greatest contributions to relative performance. Although the Fund was underweight in each sector relative to the S&P 500, strong stock selection contributed to positive returns. For example, in the financials sector, Goldman Sachs appreciated more than 20%, while Franklin Resources advanced more than 14%. In the consumer discretionary sector, Marriott advanced 27% and DIRECTV gained more than 17%.

The Fund experienced positive absolute returns from each sector, but the materials, information technology and utilities sectors had the most negative impact on the Fund's relative performance. In the materials sector, commodity-sensitive stocks were the best performers. However, the Fund did not have direct exposure to commodities; rather, we preferred to own Ecolab and Praxair because of their consistent earnings-growth characteristics. In the information technology sector, negative returns from Texas Instruments, Motorola, Corning and DSP Group offset positive returns from Cisco, Hewlett-Packard and QUALCOMM. The Fund continues to hold its positions in Texas Instruments, Motorola and Corning because of their attractive valuations and positive long-term earnings prospects. We sold the entire position in DSP Group because we reduced our earnings growth forecasts for the company. We continued to avoid utilities because the sector is at the high end of its historic P/E range and the low end of its dividend-yield range.

OUTLOOK
Near term, we expect an ongoing pattern of encouraging and discouraging economic news to keep the market in check. Media attention is likely to remain focused on the ups and downs of oil prices, the subprime mortgage market, housing trends and consumer spending. But we believe the most important market driver is likely to be corporate earnings growth, which most market participants expect to slow to a more "normalized" level, as the economy moves from recovery to a sustainable-growth mode. Although this is a positive factor for the longer-term health of the market, it may create short-term challenges for stock forecasting and analysis. As such, the market is likely to climb at least one wall of worry during the adjustment period.

We continue to expect the economy to ease into a "soft landing," and we expect the market to begin discounting normalized economic growth during the second half of the year. Although the path may be bumpy, earnings growth of approximately 5%, coupled with modest P/E expansion, should help generate high single-digit market gains for the year.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                               SINCE             SINCE
      6 MONTHS*  1 YEAR 5 YEARS 10 YEARS REGISTRATION(a)(b) INCEPTION(a)(b)
     ----------------------------------------------------------------------
      LOOMIS SAYLES TAX MANAGED EQUITY: INSTITUTIONAL
       6.43%     10.78%  6.08%    9.99%         9.33%            10.28%
     ----------------------------------------------------------------------
      RETURN AFTER TAXES ON DISTRIBUTIONS(c)
       6.14      10.48   5.83     6.99          6.36              7.61
     ----------------------------------------------------------------------
      RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES(c)
       4.17       7.00   5.12     7.00          6.42              7.52
     ----------------------------------------------------------------------
      S&P 500 INDEX(c)
       7.38      11.83   6.27     8.20          7.68              9.85
     ----------------------------------------------------------------------
      LIPPER LARGE-CAP CORE FUNDS INDEX(c)
       7.34       9.77   5.16     7.27          6.75              8.52
     ----------------------------------------------------------------------
      EXPENSE RATIO: GROSS (before waivers and reimbursements)**
     Institutional: 1.64%
     ----------------------------------------------------------------------
      EXPENSE RATIO: NET (after waivers and reimbursements)**
     Institutional: 0.65%
     ----------------------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 REGISTRATION TO MARCH 31, 2007(d)

                                    [CHART]

             Loomis Sayles Tax-                            Lipper Large-Cap
            Managed Equity Fund   S&P 500 Index(b)(c)    Core Funds Index(b)(c)
            -------------------   ------------------     ----------------------
   3/7/1997    $25,000                  $25,000                  $25,000
  3/31/1997     23,940                   23,973                   23,930
  4/30/1997     25,001                   25,404                   25,255
  5/31/1997     26,041                   26,951                   26,788
  6/30/1997     26,468                   28,158                   27,950
  7/31/1997     28,508                   30,399                   30,157
  8/31/1997     27,225                   28,696                   28,623
  9/30/1997     28,184                   30,267                   30,096
 10/31/1997     27,268                   29,256                   29,168
 11/30/1997     27,390                   30,611                   30,121
 12/31/1997     27,062                   31,136                   30,668
  1/31/1998     27,503                   31,481                   30,971
  2/28/1998     29,533                   33,751                   33,166
  3/31/1998     31,012                   35,480                   34,806
  4/30/1998     31,629                   35,837                   35,159
  5/31/1998     30,725                   35,221                   34,559
  6/30/1998     31,674                   36,651                   36,200
  7/31/1998     31,918                   36,261                   35,908
  8/31/1998     27,261                   31,018                   30,534
  9/30/1998     29,998                   33,005                   32,051
 10/31/1998     31,255                   35,690                   34,455
 11/30/1998     32,755                   37,853                   36,505
 12/31/1998     36,322                   40,035                   38,928
  1/31/1999     37,525                   41,709                   40,290
  2/28/1999     36,264                   40,412                   39,045
  3/31/1999     38,316                   42,029                   40,616
  4/30/1999     39,431                   43,657                   41,704
  5/31/1999     38,844                   42,626                   40,598
  6/30/1999     41,396                   44,992                   42,863
  7/31/1999     41,189                   43,587                   41,606
  8/31/1999     40,691                   43,371                   41,181
  9/30/1999     39,486                   42,182                   40,065
 10/31/1999     40,015                   44,852                   42,520
 11/30/1999     40,279                   45,763                   43,563
 12/31/1999     43,063                   48,459                   46,461
  1/31/2000     41,775                   46,024                   44,582
  2/29/2000     43,993                   45,153                   44,568
  3/31/2000     48,296                   49,570                   48,443
  4/30/2000     48,296                   48,079                   46,861
  5/31/2000     48,962                   47,092                   45,667
  6/30/2000     48,252                   48,253                   47,339
  7/31/2000     47,321                   47,499                   46,601
  8/31/2000     51,045                   50,449                   49,816
  9/30/2000     49,494                   47,786                   47,163
 10/31/2000     49,449                   47,584                   46,617
 11/30/2000     48,208                   43,832                   42,517
 12/31/2000     50,556                   44,047                   43,037
  1/31/2001     48,442                   45,609                   44,256
  2/28/2001     47,304                   41,451                   40,138
  3/31/2001     45,785                   38,825                   37,674
  4/30/2001     47,411                   41,842                   40,537
  5/31/2001     47,790                   42,122                   40,765
  6/30/2001     45,998                   41,097                   39,682
  7/31/2001     45,510                   40,692                   39,107
  8/31/2001     43,667                   38,145                   36,804
  9/30/2001     41,606                   35,065                   34,011
 10/31/2001     42,309                   35,733                   34,812
 11/30/2001     43,828                   38,474                   37,093
 12/31/2001     44,648                   38,811                   37,514
  1/31/2002     44,259                   38,245                   36,922
  2/28/2002     44,096                   37,507                   36,303
  3/31/2002     46,195                   38,918                   37,539
  4/30/2002     45,423                   36,559                   35,576
  5/31/2002     45,201                   36,289                   35,317
  6/30/2002     42,773                   33,704                   32,878
  7/31/2002     39,903                   31,078                   30,434
  8/31/2002     39,740                   31,281                   30,685
  9/30/2002     37,423                   27,881                   27,705
 10/31/2002     38,804                   30,335                   29,857
 11/30/2002     39,964                   32,121                   31,191
 12/31/2002     38,873                   30,234                   29,548
  1/31/2003     37,652                   29,442                   28,772
  2/28/2003     37,430                   29,000                   28,391
  3/31/2003     37,542                   29,282                   28,630
  4/30/2003     39,926                   31,694                   30,740
  5/31/2003     41,867                   33,363                   32,229
  6/30/2003     41,921                   33,789                   32,548
  7/31/2003     42,642                   34,385                   33,061
  8/31/2003     43,474                   35,055                   33,700
  9/30/2003     42,474                   34,683                   33,264
 10/31/2003     44,360                   36,645                   34,892
 11/30/2003     44,750                   36,968                   35,185
 12/31/2003     46,804                   38,906                   36,877
  1/31/2004     47,998                   39,620                   37,398
  2/29/2004     48,962                   40,171                   37,840
  3/31/2004     48,678                   39,565                   37,247
  4/30/2004     47,997                   38,944                   36,668
  5/31/2004     48,222                   39,478                   37,041
  6/30/2004     49,414                   40,246                   37,704
  7/31/2004     47,373                   38,914                   36,369
  8/31/2004     47,089                   39,071                   36,392
  9/30/2004     48,167                   39,495                   36,809
 10/31/2004     48,282                   40,098                   37,307
 11/30/2004     50,325                   41,720                   38,723
 12/31/2004     51,351                   43,140                   39,934
  1/31/2005     51,069                   42,089                   39,031
  2/28/2005     51,810                   42,974                   39,759
  3/31/2005     50,841                   42,213                   39,031
  4/30/2005     49,417                   41,413                   38,162
  5/31/2005     50,727                   42,730                   39,397
  6/30/2005     50,498                   42,791                   39,532
  7/31/2005     52,493                   44,382                   40,938
  8/31/2005     51,811                   43,977                   40,563
  9/30/2005     52,381                   44,334                   41,032
 10/31/2005     51,296                   43,595                   40,540
 11/30/2005     52,948                   45,243                   42,093
 12/31/2005     53,213                   45,259                   42,217
  1/31/2006     54,703                   46,457                   43,399
  2/28/2006     55,217                   46,584                   43,205
  3/31/2006     56,018                   47,163                   43,986
  4/30/2006     56,533                   47,797                   44,443
  5/31/2006     54,984                   46,421                   43,096
  6/30/2006     54,984                   46,484                   43,132
  7/31/2006     55,842                   46,771                   42,985
  8/31/2006     56,931                   47,884                   44,051
  9/30/2006     58,303                   49,118                   44,982
 10/31/2006     59,626                   50,718                   46,480
 11/30/2006     60,437                   51,682                   47,388
 12/31/2006     61,416                   52,407                   47,868
  1/31/2007     62,976                   53,200                   48,645
  2/28/2007     61,301                   52,160                   47,804
  3/31/2007     62,049                   52,743                   48,282


 INCEPTION TO MARCH 31, 2007(d)

                                    [CHART]

             Loomis Sayles Tax-                            Lipper Large-Cap
             Managed Equity Fund   S&P 500 Index(b)(c)   Core Funds Index(b)(c)
             -------------------   -------------------   ---------------------
   10/1/1995       $25,000            $25,000                   $25,000
  10/31/1995        24,500             24,911                    24,884
  11/30/1995        25,100             26,004                    25,856
  12/31/1995        25,105             26,505                    26,247
   1/31/1996        25,080             27,407                    27,019
   2/29/1996        25,532             27,661                    27,348
   3/31/1996        25,532             27,928                    27,597
   4/30/1996        26,109             28,339                    27,998
   5/31/1996        26,511             29,070                    28,557
   6/30/1996        26,336             29,181                    28,598
   7/31/1996        24,882             27,892                    27,430
   8/31/1996        25,708             28,480                    28,053
   9/30/1996        27,060             30,083                    29,507
  10/31/1996        27,712             30,913                    30,094
  11/30/1996        29,716             33,250                    32,045
  12/31/1996        29,024             32,591                    31,454
   1/31/1997        30,843             34,627                    33,174
   2/28/1997        30,591             34,898                    33,134
   3/31/1997        29,707             33,464                    31,715
   4/30/1997        31,022             35,462                    33,472
   5/31/1997        32,313             37,621                    35,503
   6/30/1997        32,843             39,307                    37,043
   7/31/1997        35,375             42,434                    39,969
   8/31/1997        33,783             40,057                    37,935
   9/30/1997        34,972             42,251                    39,888
  10/31/1997        33,836             40,840                    38,658
  11/30/1997        33,988             42,730                    39,921
  12/31/1997        33,580             43,464                    40,646
   1/31/1998        34,128             43,945                    41,047
   2/28/1998        36,646             47,114                    43,957
   3/31/1998        38,482             49,527                    46,131
   4/30/1998        39,248             50,025                    46,598
   5/31/1998        38,126             49,165                    45,802
   6/30/1998        39,304             51,162                    47,978
   7/31/1998        39,606             50,618                    47,591
   8/31/1998        33,828             43,299                    40,468
   9/30/1998        37,224             46,073                    42,479
  10/31/1998        38,784             49,821                    45,666
  11/30/1998        40,645             52,841                    48,381
  12/31/1998        45,072             55,885                    51,594
   1/31/1999        46,563             58,222                    53,398
   2/28/1999        44,999             56,413                    51,749
   3/31/1999        47,546             58,670                    53,831
   4/30/1999        48,929             60,942                    55,273
   5/31/1999        48,200             59,503                    53,807
   6/30/1999        51,367             62,805                    56,809
   7/31/1999        51,110             60,844                    55,142
   8/31/1999        50,492             60,543                    54,580
   9/30/1999        48,997             58,883                    53,101
  10/31/1999        49,654             62,609                    56,354
  11/30/1999        49,982             63,882                    57,737
  12/31/1999        53,435             67,645                    61,577
   1/31/2000        51,838             64,246                    59,087
   2/29/2000        54,590             63,030                    59,068
   3/31/2000        59,929             69,196                    64,204
   4/30/2000        59,929             67,114                    62,108
   5/31/2000        60,756             65,737                    60,526
   6/30/2000        59,875             67,358                    62,741
   7/31/2000        58,720             66,305                    61,763
   8/31/2000        63,341             70,423                    66,024
   9/30/2000        61,415             66,705                    62,508
  10/31/2000        61,360             66,423                    61,784
  11/30/2000        59,820             61,187                    56,350
  12/31/2000        62,733             61,486                    57,040
   1/31/2001        60,111             63,667                    58,655
   2/28/2001        58,698             57,862                    53,196
   3/31/2001        56,814             54,197                    49,931
   4/30/2001        58,831             58,408                    53,725
   5/31/2001        59,302             58,800                    54,028
   6/30/2001        57,078             57,368                    52,593
   7/31/2001        56,473             56,804                    51,831
   8/31/2001        54,186             53,248                    48,779
   9/30/2001        51,628             48,948                    45,077
  10/31/2001        52,500             49,881                    46,139
  11/30/2001        54,385             53,707                    49,161
  12/31/2001        55,402             54,178                    49,719
   1/31/2002        54,920             53,387                    48,935
   2/28/2002        54,717             52,358                    48,115
   3/31/2002        57,322             54,327                    49,752
   4/30/2002        56,364             51,033                    47,150
   5/31/2002        56,088             50,657                    46,807
   6/30/2002        53,076             47,049                    43,575
   7/31/2002        49,515             43,382                    40,336
   8/31/2002        49,312             43,666                    40,668
   9/30/2002        46,437             38,920                    36,719
  10/31/2002        48,150             42,346                    39,572
  11/30/2002        49,590             44,838                    41,338
  12/31/2002        48,236             42,204                    39,162
   1/31/2003        46,722             41,099                    38,134
   2/28/2003        46,446             40,482                    37,628
   3/31/2003        46,585             40,875                    37,945
   4/30/2003        49,544             44,242                    40,741
   5/31/2003        51,951             46,573                    42,715
   6/30/2003        52,019             47,167                    43,137
   7/31/2003        52,914             47,999                    43,817
   8/31/2003        53,945             48,935                    44,665
   9/30/2003        52,705             48,415                    44,087
  10/31/2003        55,045             51,154                    46,244
  11/30/2003        55,529             51,604                    46,633
  12/31/2003        58,078             54,310                    48,876
   1/31/2004        59,559             55,307                    49,566
   2/29/2004        60,756             56,076                    50,151
   3/31/2004        60,404             55,230                    49,366
   4/30/2004        59,558             54,363                    48,599
   5/31/2004        59,838             55,109                    49,093
   6/30/2004        61,316             56,181                    49,971
   7/31/2004        58,784             54,321                    48,201
   8/31/2004        58,431             54,541                    48,233
   9/30/2004        59,769             55,132                    48,785
  10/31/2004        59,912             55,974                    49,445
  11/30/2004        62,447             58,239                    51,322
  12/31/2004        63,721             60,220                    52,926
   1/31/2005        63,370             58,753                    51,730
   2/28/2005        64,289             59,989                    52,695
   3/31/2005        63,087             58,927                    51,730
   4/30/2005        61,320             57,809                    50,578
   5/31/2005        62,945             59,649                    52,215
   6/30/2005        62,662             59,733                    52,394
   7/31/2005        65,137             61,955                    54,257
   8/31/2005        64,291             61,389                    53,760
   9/30/2005        64,998             61,887                    54,382
  10/31/2005        63,652             60,855                    53,730
  11/30/2005        65,702             63,157                    55,788
  12/31/2005        66,030             63,178                    55,952
   1/31/2006        67,879             64,851                    57,519
   2/28/2006        68,517             65,027                    57,262
   3/31/2006        69,511             65,837                    58,296
   4/30/2006        70,150             66,721                    58,902
   5/31/2006        68,228             64,800                    57,118
   6/30/2006        68,228             64,888                    57,166
   7/31/2006        69,293             65,289                    56,970
   8/31/2006        70,644             66,842                    58,383
   9/30/2006        72,346             68,564                    59,617
  10/31/2006        73,989             70,799                    61,602
  11/30/2006        74,995             72,145                    62,806
  12/31/2006        76,210             73,157                    63,443
   1/31/2007        78,145             74,263                    64,471
   2/28/2007        76,067             72,811                    63,357
   3/31/2007        76,995             73,625                    63,991

Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower. Except as indicated in the table above, returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

(a) Shares of the Fund were registered for offer under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our shareholders. (b) Index performance is not available coincident with the Fund's inception and registration dates; comparative performance is presented from the month end closest to the Fund's inception and registration dates. (c) See page 11 for a description of the Indices and disclosure related to after-tax returns. (d) The mountain chart is based on the Fund's initial minimum investment of $25,000.

WHAT YOU SHOULD KNOW
Growth funds involve increased risks, in part, because the value of the underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW

LOOMIS SAYLES VALUE FUND

[PHOTO]


                               ARTHUR BARRY, CFA
                            Manager since July 2005

[PHOTO]

James Carroll
Manager since November 2002

/s/ Warren Koontz
                            Manager since June 2000

 FUND FACTS
 SYMBOL | Institutional: LSGIX;
 Retail: LSVRX
 OBJECTIVE | Long-term growth of capital and income
 STRATEGY | Invests primarily in equity securities, including common stocks, convertible securities, and warrants; Fund invests primarily in medium- and large-sized companies, although it may invest in companies of any size
 FUND INCEPTION DATE | 5/13/91
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/13/91;
 Retail: 6/30/06
 TOTAL NET ASSETS | $150.0 million

PORTFOLIO REVIEW
Strong, bottom-up stock selection continued to drive the Fund's performance, which outpaced the Benchmark, Russell 1000 Value Index, for the six months ended March 31, 2007.

We decreased the Fund's market-sensitive exposure by reducing the Fund's weighting in financial services. These stocks had performed well throughout the last two years, so taking profits seemed prudent. Additionally, we increased our consumer staples exposure by adding Coca-Cola Enterprises to the Portfolio. The stock was selling near the bottom of a 10-year valuation range, and given the low expectations, we believe downside risk is limited. We also believe the company's new CEO may be the catalyst to move the stock upward.

Most sectors contributed positively to the Fund's six-month return, led by the consumer discretionary sector. The majority of our holdings in this area generated double-digit returns, including OSI Restaurant Partners, Dollar General, DIRECTV and News Corp. Utilities stocks also performed well, due to a favorable backdrop of low interest rates and slowing economic growth, combined with growing demand for electricity and the likelihood of strong future infrastructure investment.

One of the Fund's top-performing utilities stocks, AT&T, continued its run of solid performance after completing its BellSouth acquisition late in 2006. This leading US phone company expects double-digit sales growth annually in Asia throughout the next few years, thanks to robust demand in India and China.

Poor performers were stock-specific, rather than sector-wide. For example, our position in Motorola detracted from performance. The company's cell phone business continued to struggle, due to increasing pressure to match the success of the RAZR line. The company cut sales forecasts, and in January announced 3,500 corporate-wide layoffs. Office Depot also detracted from performance after announcing weak sales in its technology division.

OUTLOOK
Near term, we expect an ongoing pattern of encouraging and discouraging economic news to keep the market in check. Media attention is likely to remain focused on the ups and downs of oil prices, the subprime mortgage market, housing trends and consumer spending. But we believe the most important market driver is likely to be corporate earnings growth, which most market participants expect to slow to a more "normalized" level, as the economy moves from recovery to a sustainable-growth mode. Although this is a positive factor for the longer-term health of the market, it may create short-term challenges for stock forecasting and analysis. As such, the market is likely to climb at least one wall of worry during the adjustment period.

We continue to expect the economy to ease into a "soft landing," and we believe the market may begin discounting normalized economic growth during the second half of the year. Although the path may be bumpy, earnings growth of approximately 5%, coupled with modest P/E expansion, should help generate high single-digit market gains for the year.


 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                  SINCE
                 6 MONTHS*    1 YEAR    5 YEARS    10 YEARS    INCEPTION(a)
                 ------------------------------------------------------------

                  LOOMIS SAYLES VALUE: INSTITUTIONAL
                   9.98%      18.11%     11.14%      9.20%        11.31%
                 ------------------------------------------------------------

                  LOOMIS SAYLES VALUE: RETAIL(a)
                   9.82       17.83      10.86       8.85         10.72
                 ------------------------------------------------------------

                  RUSSELL 1000 VALUE INDEX(b)
                   9.34       16.83      10.25      10.85         12.95
                 ------------------------------------------------------------

                  LIPPER LARGE-CAP VALUE FUNDS INDEX(b)
                   7.82       14.14       7.42       8.43         10.89
                 ------------------------------------------------------------

                  EXPENSE RATIO: GROSS (before waivers and reimbursements)**
                 Institutional: 0.91%              Retail: 8.65%
                 ------------------------------------------------------------

                  EXPENSE RATIO: NET (after waivers and reimbursements)**
                 Institutional: 0.85%              Retail: 1.10%
                 ------------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE


 INCEPTION TO MARCH 31, 2007(c)(d)


                                   [CHART]

                               Russell 1000       Lipper Large-Cap
             Loomis Sayles        Value              Value Funds
              Value Fund        Index(a)(b)          Index(a)(b)
             -------------    --------------      -----------------
   5/13/1991     $100,000         $100,000            $100,000
   5/31/1991      105,500          103,721             104,178
   6/30/1991       99,497           99,351              98,936
   7/31/1991      102,800          103,502             103,543
   8/31/1991      105,298          105,371             106,080
   9/30/1991      102,497          104,581             105,274
  10/31/1991      102,897          106,319             107,264
  11/30/1991       96,199          100,860             102,764
  12/31/1991      107,156          109,312             113,886
   1/31/1992      110,617          109,496             113,049
   2/29/1992      112,951          112,182             115,088
   3/31/1992      110,308          110,549             112,511
   4/30/1992      112,845          115,324             114,580
   5/31/1992      113,048          115,886             115,467
   6/30/1992      110,606          115,175             112,930
   7/31/1992      115,075          119,370             117,320
   8/31/1992      111,714          115,701             114,916
   9/30/1992      112,530          117,299             116,271
  10/31/1992      113,543          117,404             117,054
  11/30/1992      119,844          121,257             121,870
  12/31/1992      122,241          124,162             123,741
   1/31/1993      124,992          127,760             125,160
   2/28/1993      126,154          132,219             126,382
   3/31/1993      128,488          136,124             130,055
   4/30/1993      125,096          134,378             127,630
   5/31/1993      127,848          137,081             131,080
   6/30/1993      127,746          140,118             131,672
   7/31/1993      126,788          141,662             131,283
   8/31/1993      131,872          146,779             136,593
   9/30/1993      131,133          147,025             137,084
  10/31/1993      133,992          146,902             139,445
  11/30/1993      132,089          143,848             137,227
  12/31/1993      136,752          146,595             140,156
   1/31/1994      142,003          152,106             144,725
   2/28/1994      140,583          146,919             141,245
   3/31/1994      134,777          141,443             135,380
   4/30/1994      137,513          144,155             137,064
   5/31/1994      139,040          145,822             139,042
   6/30/1994      134,771          142,329             135,692
   7/31/1994      139,475          146,761             139,650
   8/31/1994      145,611          150,983             145,312
   9/30/1994      140,573          145,980             141,527
  10/31/1994      140,348          148,017             143,846
  11/30/1994      133,780          142,048             138,841
  12/31/1994      135,533          143,698             140,414
   1/31/1995      138,406          148,122             142,943
   2/28/1995      145,990          153,985             148,258
   3/31/1995      149,903          157,372             151,734
   4/30/1995      155,524          162,349             156,145
   5/31/1995      162,181          169,168             161,933
   6/30/1995      163,332          171,460             165,446
   7/31/1995      169,653          177,429             170,676
   8/31/1995      170,569          179,936             171,713
   9/30/1995      175,959          186,443             177,881
  10/31/1995      171,596          184,592             176,458
  11/30/1995      179,403          193,941             184,102
  12/31/1995      183,278          198,815             187,091
   1/31/1996      188,685          205,010             192,845
   2/29/1996      190,327          206,560             195,012
   3/31/1996      192,344          210,072             197,121
   4/30/1996      192,344          210,880             199,801
   5/31/1996      195,999          213,517             203,502
   6/30/1996      196,371          213,691             203,620
   7/31/1996      189,203          205,615             195,633
   8/31/1996      193,725          211,496             200,717
   9/30/1996      203,373          219,903             210,552
  10/31/1996      208,925          228,405             214,999
  11/30/1996      223,508          244,968             230,400
  12/31/1996      222,077          241,842             226,502
   1/31/1997      233,759          253,566             237,933
   2/28/1997      235,325          257,292             239,840
   3/31/1997      227,347          248,041             230,675
   4/30/1997      235,327          258,462             240,938
   5/31/1997      249,565          272,900             254,822
   6/30/1997      261,818          284,607             265,456
   7/31/1997      284,675          306,019             285,462
   8/31/1997      275,679          295,116             273,249
   9/30/1997      289,739          312,953             287,234
  10/31/1997      279,019          304,209             278,568
  11/30/1997      287,278          317,659             287,704
  12/31/1997      286,962          326,932             290,996
   1/31/1998      287,622          322,306             291,413
   2/28/1998      306,662          344,004             310,584
   3/31/1998      315,923          365,045             324,387
   4/30/1998      318,514          367,486             327,685
   5/31/1998      312,972          362,037             322,110
   6/30/1998      312,471          366,677             328,135
   7/31/1998      298,472          360,206             322,445
   8/31/1998      256,507          306,601             278,440
   9/30/1998      274,078          324,199             291,822
  10/31/1998      297,347          349,311             315,192
  11/30/1998      307,605          365,585             331,279
  12/31/1998      317,172          378,028             344,076
   1/31/1999      316,442          381,047             349,796
   2/28/1999      307,107          375,669             341,785
   3/31/1999      318,286          383,443             352,161
   4/30/1999      341,171          419,257             372,913
   5/31/1999      339,158          414,648             366,547
   6/30/1999      347,773          426,687             382,705
   7/31/1999      334,940          414,195             371,840
   8/31/1999      320,839          398,823             365,064
   9/30/1999      302,904          384,885             351,561
  10/31/1999      314,263          407,038             368,492
  11/30/1999      312,283          403,855             369,777
  12/31/1999      312,970          405,805             381,164
   1/31/2000      299,481          392,566             365,052
   2/29/2000      275,403          363,400             349,700
   3/31/2000      303,218          407,740             381,722
   4/30/2000      301,975          402,995             377,472
   5/31/2000      307,169          407,244             377,754
   6/30/2000      299,920          388,631             373,583
   7/31/2000      298,660          393,498             371,895
   8/31/2000      318,790          415,393             393,420
   9/30/2000      313,817          419,197             387,209
  10/31/2000      325,648          429,494             390,302
  11/30/2000      318,581          413,552             373,573
  12/31/2000      335,976          434,271             388,615
   1/31/2001      340,377          435,941             391,848
   2/28/2001      331,153          423,819             372,962
   3/31/2001      318,768          408,842             358,467
   4/30/2001      334,100          428,893             378,777
   5/31/2001      339,546          438,527             384,873
   6/30/2001      333,672          428,801             374,414
   7/31/2001      330,936          427,889             371,863
   8/31/2001      318,559          410,750             354,446
   9/30/2001      291,705          381,841             326,785
  10/31/2001      293,805          378,555             328,915
  11/30/2001      310,082          400,562             350,014
  12/31/2001      316,996          409,997             355,289
   1/31/2002      314,175          406,838             348,734
   2/28/2002      312,667          407,491             346,804
   3/31/2002      323,266          426,770             362,115
   4/30/2002      315,282          412,133             346,679
   5/31/2002      317,457          414,199             347,146
   6/30/2002      294,315          390,417             322,938
   7/31/2002      269,651          354,124             295,042
   8/31/2002      272,887          356,798             297,028
   9/30/2002      241,532          317,126             262,697
  10/31/2002      258,826          340,621             281,973
  11/30/2002      274,821          362,079             299,650
  12/31/2002      264,076          346,352             285,380
   1/31/2003      257,976          337,968             278,585
   2/28/2003      247,940          328,958             271,616
   3/31/2003      246,626          329,504             271,441
   4/30/2003      266,677          358,508             294,358
   5/31/2003      286,278          381,650             312,476
   6/30/2003      291,288          386,422             316,052
   7/31/2003      292,802          392,176             320,454
   8/31/2003      298,688          398,287             325,869
   9/30/2003      294,536          394,401             322,209
  10/31/2003      309,145          418,538             339,986
  11/30/2003      315,235          424,216             344,168
  12/31/2003      333,330          450,364             365,279
   1/31/2004      337,729          458,283             370,813
   2/29/2004      345,227          468,105             378,633
   3/31/2004      344,122          464,008             374,103
   4/30/2004      337,722          452,668             367,208
   5/31/2004      343,024          457,284             369,891
   6/30/2004      349,644          468,089             378,034
   7/31/2004      344,574          461,496             368,935
   8/31/2004      345,884          468,059             371,608
   9/30/2004      351,625          475,314             375,999
  10/31/2004      355,388          483,215             380,005
  11/30/2004      374,330          507,646             396,504
  12/31/2004      383,726          524,645             409,095
   1/31/2005      379,466          515,333             401,162
   2/28/2005      390,888          532,411             412,419
   3/31/2005      386,198          525,106             405,716
   4/30/2005      379,246          515,701             397,685
   5/31/2005      388,424          528,116             406,985
   6/30/2005      395,377          533,898             411,112
   7/31/2005      413,050          549,345             424,509
   8/31/2005      412,843          546,955             422,672
   9/30/2005      419,119          554,635             426,748
  10/31/2005      412,413          540,548             417,847
  11/30/2005      428,744          558,318             432,221
  12/31/2005      432,860          561,653             434,709
   1/31/2006      450,867          583,466             447,397
   2/28/2006      457,044          587,028             448,197
   3/31/2006      464,128          594,980             453,858
   4/30/2006      477,170          610,100             465,137
   5/31/2006      466,768          594,689             453,774
   6/30/2006      466,301          598,493             454,102
   7/31/2006      476,980          613,039             461,048
   8/31/2006      485,517          623,299             469,552
   9/30/2006      498,529          635,724             480,475
  10/31/2006      517,025          656,533             494,784
  11/30/2006      526,745          671,521             503,320
  12/31/2006      540,124          686,595             514,182
   1/31/2007      550,062          695,376             520,793
   2/28/2007      537,411          684,535             511,506
   3/31/2007      548,320          695,118             518,036


Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Index performance is not available coincident with the Fund's inception date; comparative performance is presented from the month end closest to the Fund's inception date. Performance shown for periods prior to the inception date of the Retail Class (6/30/06) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect current levels of 12b-1 fees payable by the respective Classes. (b) See page 11 for a description of the Indices. (c) The mountain chart is based on the Fund's initial minimum investment of $100,000 for Institutional Class shares. (d) Cumulative performance is shown for Institutional Class shares. Performance of the Retail Class would be lower due to higher fees.

WHAT YOU SHOULD KNOW

Value stocks may fall out of favor with investors and underperform the overall equity market during any given period. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than US standards.

ADDITIONAL INFORMATION

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.
Lipper Mid-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Lipper Large-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the large-cap core funds investment objective. Lipper Small-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap core funds investment objective. Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.
Lipper Large-Cap Value Funds Index is an equally weighted index of typically the 30 largest mutual funds within the large-cap value funds investment objective.
Source: Lipper, Inc.

Russell Midcap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
Russell 1000 Value Index is an index comprised of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization.
Russell 2000 Value Index is an index comprised of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. A commonly used benchmark of US equity securities, it is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

AFTER-TAX RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the return after taxes on distributions and sale of fund shares to be greater than the return after taxes on distribution or even the return before taxes.

PROXY VOTING INFORMATION
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330;
(ii) on the Funds' website, www.loomissayles.com, and (iii) on the SEC's website, www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2006 is available on
(i) the Funds' website and (ii) the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, including redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2006 through March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During the Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES MID CAP GROWTH FUND

                                                       Beginning                Ending                 Expenses Paid
                                                     Account Value           Account Value            During Period*
Institutional Class                                     10/1/06                 3/31/07              10/1/06 - 3/31/07
-------------------                                  -------------           -------------           -----------------
Actual                                                 $1,000.00               $1,148.00                   $5.36
Hypothetical (5% return before expenses)               $1,000.00               $1,019.95                   $5.04

Retail Class
------------
Actual                                                 $1,000.00               $1,146.30                   $6.69
Hypothetical (5% return before expenses)               $1,000.00               $1,018.70                   $6.29
*Expenses are equal to the Fund's annualized expense ratio of 1.00% and 1.25% for the Institutional and Retail Class,
 respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half year period).

LOOMIS SAYLES SMALL CAP GROWTH FUND

                                                       Beginning                Ending                 Expenses Paid
                                                     Account Value           Account Value            During Period*
Institutional Class                                     10/1/06                 3/31/07              10/1/06 - 3/31/07
-------------------                                  -------------           -------------           -----------------
Actual                                                 $1,000.00               $1,126.70                   $5.30
Hypothetical (5% return before expenses)               $1,000.00               $1,019.95                   $5.04

Retail Class
------------
Actual                                                 $1,000.00               $1,124.70                   $6.62
Hypothetical (5% return before expenses)               $1,000.00               $1,018.70                   $6.29
*Expenses are equal to the Fund's annualized expense ratio of 1.00% and 1.25% for the Institutional and Retail Class,
 respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES SMALL CAP VALUE FUND

                                                       Beginning                Ending                 Expenses Paid
                                                     Account Value           Account Value            During Period*
Institutional Class                                     10/1/06                 3/31/07              10/1/06 - 3/31/07
-------------------                                  -------------           -------------           -----------------
Actual                                                 $1,000.00               $1,124.20                   $4.61
Hypothetical (5% return before expenses)               $1,000.00               $1,020.59                   $4.38

Retail Class
------------
Actual                                                 $1,000.00               $1,122.80                   $6.09
Hypothetical (5% return before expenses)               $1,000.00               $1,019.20                   $5.79

Admin Class
-----------
Actual                                                 $1,000.00               $1,121.00                   $7.40
Hypothetical (5% return before expenses)               $1,000.00               $1,017.95                   $7.04
*Expenses are equal to the Fund's annualized expense ratio of 0.87%, 1.15% and 1.40% for the Institutional, Retail and
 Admin Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-
 year period).

LOOMIS SAYLES TAX-MANAGED EQUITY FUND

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,064.30                  $3.35
Hypothetical (5% return before expenses)              $1,000.00               $1,021.69                  $3.28
*Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES VALUE FUND

                                                       Beginning                Ending                 Expenses Paid
                                                     Account Value           Account Value            During Period*
Institutional Class                                     10/1/06                 3/31/07              10/1/06 - 3/31/07
-------------------                                  -------------           -------------           -----------------
Actual                                                 $1,000.00               $1,099.80                   $3.77
Hypothetical (5% return before expenses)               $1,000.00               $1,021.34                   $3.63

Retail Class
------------
Actual                                                 $1,000.00               $1,098.20                   $5.75
Hypothetical (5% return before expenses)               $1,000.00               $1,019.45                   $5.54
*Expenses are equal to the Fund's annualized expense ratio of 0.72% and 1.10% for the Institutional and Retail Class,
 respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES MID CAP GROWTH FUND


                                                             SHARES  VALUE (+)
------------------------------------------------------------------------------

COMMON STOCKS - 97.1% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 6.7%
BE Aerospace, Inc.(b)                                        20,824 $  660,121
Precision Castparts Corp.(c)                                 14,723  1,531,928
Rockwell Collins, Inc.(c)                                    13,425    898,535
                                                                    ----------
                                                                     3,090,584
                                                                    ----------
BIOTECHNOLOGY - 2.4%
Celgene Corp.(b)(c)                                          13,100    687,226
Theravance, Inc.(b)(c)                                       14,219    419,460
                                                                    ----------
                                                                     1,106,686
                                                                    ----------
CAPITAL MARKETS - 2.7%
GFI Group, Inc.(b)(c)                                         7,006    476,198
Lazard Ltd., Class A(c)                                      15,375    771,517
                                                                    ----------
                                                                     1,247,715
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES - 5.9%
Corrections Corp. of America(b)(c)                           13,100    691,811
Stericycle, Inc.(b)(c)                                       13,225  1,077,837
TeleTech Holdings, Inc.(b)(c)                                26,024    954,821
                                                                    ----------
                                                                     2,724,469
                                                                    ----------
DIVERSIFIED CONSUMER SERVICES - 2.1%
New Oriental Education & Technology Group, Inc., ADR(b)(c)   11,096    449,721
Sotheby's                                                    11,141    495,552
                                                                    ----------
                                                                       945,273
                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES - 5.6%
Chicago Mercantile Exchange Holdings, Inc.                    2,050  1,091,543
IntercontinentalExchange, Inc.(b)                             8,127    993,201
Nymex Holdings, Inc.(b)                                       3,600    488,736
                                                                    ----------
                                                                     2,573,480
                                                                    ----------
ELECTRICAL EQUIPMENT - 1.5%
Roper Industries, Inc.                                       12,870    706,306
                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
Mettler-Toledo International, Inc.(b)                        16,075  1,439,838
                                                                    ----------
ENERGY EQUIPMENT & SERVICES - 3.7%
Dril-Quip, Inc.(b)(c)                                        10,450    452,276
Noble Corp.                                                   9,350    735,658
Oceaneering International, Inc.(b)(c)                        11,555    486,697
                                                                    ----------
                                                                     1,674,631
                                                                    ----------
FOOD PRODUCTS - 1.5%
Bunge Ltd.                                                    8,273    680,206
                                                                    ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 2.2%
Hologic, Inc.(b)(c)                                          17,375  1,001,495
                                                                    ----------
HEALTHCARE PROVIDERS & SERVICES - 2.1%
Psychiatric Solutions, Inc.(b)(c)                            23,427    944,342
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE - 3.2%
Ctrip.com International Ltd., ADR(b)(c)                       7,100    475,594
Wynn Resorts Ltd.(c)                                         10,485    994,607
                                                                    ----------
                                                                     1,470,201
                                                                    ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                      SHARES  VALUE (+)
-----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INDEPENDENT POWER PRODUCER & ENERGY - 4.7%
AES Corp.(b)                                          38,750 $  833,900
NRG Energy, Inc.(b)(c)                                18,600  1,339,944
                                                             ----------
                                                              2,173,844
                                                             ----------
INDUSTRIAL CONGLOMERATES - 1.5%
McDermott International, Inc.(b)                      13,774    674,650
                                                             ----------
INTERNET SOFTWARE & SERVICES - 4.0%
Akamai Technologies, Inc.(b)(c)                       21,025  1,049,568
Equinix, Inc.(b)(c)                                    9,131    781,888
                                                             ----------
                                                              1,831,456
                                                             ----------
IT SERVICES - 4.2%
Cognizant Technology Solutions Corp., Class A(b)(c)   14,852  1,310,986
VeriFone Holdings, Inc.(b)(c)                         17,315    635,980
                                                             ----------
                                                              1,946,966
                                                             ----------
MACHINERY - 1.5%
AGCO Corp.(b)(c)                                      18,281    675,849
                                                             ----------
MEDIA - 2.5%
Focus Media Holding Ltd., ADR(b)                       5,535    434,276
Lamar Advertising Co., Class A(c)                     11,656    733,978
                                                             ----------
                                                              1,168,254
                                                             ----------
METALS & MINING - 4.9%
Allegheny Technologies, Inc.(c)                       10,650  1,136,249
Yamana Gold, Inc.(c)                                  78,062  1,120,970
                                                             ----------
                                                              2,257,219
                                                             ----------
PHARMACEUTICALS - 1.5%
Shire PLC, ADR(c)                                     10,997    680,714
                                                             ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
CB Richard Ellis Group, Inc., Class A(b)(c)           17,935    613,018
Jones Lang LaSalle, Inc.(c)                            9,265    966,154
                                                             ----------
                                                              1,579,172
                                                             ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
MEMC Electronic Materials, Inc.(b)                    18,785  1,137,995
                                                             ----------
SOFTWARE - 3.6%
Autodesk, Inc.(b)                                     16,896    635,290
Salesforce.com, Inc.(b)(c)                            23,300    997,706
                                                             ----------
                                                              1,632,996
                                                             ----------
SPECIALTY RETAIL - 4.0%
GameStop Corp., Class A(b)(c)                         25,970    845,843
Guess?, Inc.(c)                                       24,680    999,293
                                                             ----------
                                                              1,845,136
                                                             ----------
TEXTILES APPAREL & LUXURY GOODS - 3.9%
Coach, Inc.(b)(c)                                     20,620  1,032,031
Polo Ralph Lauren Corp.(c)                             8,775    773,516
                                                             ----------
                                                              1,805,547
                                                             ----------

                                                                                               SHARES                 VALUE (+)
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

WIRELESS TELECOMMUNICATION SERVICES - 12.2%
American Tower Corp., Class A(b)                                                               18,150             $     706,942
Leap Wireless International, Inc.(b)(c)                                                        10,567                   697,211
Millicom International Cellular SA(b)(c)                                                       16,276                 1,275,387
NII Holdings, Inc.(b)(c)                                                                       20,420                 1,514,756
Rogers Communications, Inc., Class B                                                           22,350                   732,186
Vimpel-Communications, ADR(b)                                                                   7,299                   692,238
                                                                                                                  -------------
                                                                                                                      5,618,720
                                                                                                                  -------------

TOTAL COMMON STOCKS
 (Identified Cost $35,925,034)                                                                                       44,633,744
                                                                                                                  -------------

                                                                                     PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 26.0%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $1,095,388 on 4/02/07 collateralized by
$1,130,000 U.S. Treasury Bill, 4.880% due 5/31/07 with
a value of $1,120,113, including accrued interest (Note
2g of Notes to Financial Statements)                                                      $ 1,095,000                 1,095,000
                                                                                                                  -------------

                                                                                               SHARES
-------------------------------------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(d)                                           10,839,584                10,839,584
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $11,934,584)                                                                                       11,934,584
                                                                                                                  -------------

TOTAL INVESTMENTS - 123.1%
 (Identified Cost $47,859,618)(a)                                                                                    56,568,328
 Other assets less liabilities--(23.1)%                                                                            (10,626,021)
                                                                                                                  -------------

TOTAL NET ASSETS - 100.0%                                                                                         $  45,942,307
                                                                                                                  -------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $47,859,618 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $   8,988,876
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value     (280,166)
                                                                                                                  -------------
   Net unrealized appreciation                                                                                    $   8,708,710
                                                                                                                  -------------

(b)Non-income producing security.
(c)All or a portion of this security was on loan at March 31, 2007.
(d)Represents investments of security lending collateral.
ADRAn American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                 Wireless Telecommunication Services      12.2%
                 Aerospace & Defense                       6.7
                 Commercial Services & Supplies            5.9
                 Diversified Financial Services            5.6
                 Metals & Mining                           4.9
                 Independent Power Producer & Energy       4.7
                 IT Services                               4.2
                 Specialty Retail                          4.0
                 Internet Software & Services              4.0
                 Textiles Apparel & Luxury Goods           3.9
                 Energy Equipment & Services               3.7
                 Software                                  3.6
                 Real Estate Management & Development      3.4
                 Hotels, Restaurants & Leisure             3.2
                 Electronic Equipment & Instruments        3.1
                 Capital Markets                           2.7
                 Media                                     2.5
                 Semiconductors & Semiconductor Equipment  2.5
                 Biotechnology                             2.4
                 Healthcare Equipment & Supplies           2.2
                 Diversified Consumer Services             2.1
                 Healthcare Providers & Services           2.1
                 Other, less than 2% each                  7.5

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES SMALL CAP GROWTH FUND

                                                             SHARES  VALUE (+)
------------------------------------------------------------------------------

COMMON STOCKS - 97.2% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 1.3%
Moog, Inc., Class A(b)(c)                                     8,203 $  341,655
                                                                    ----------
BIOTECHNOLOGY - 3.9%
BioMarin Pharmaceutical, Inc.(b)(c)                           9,885    170,615
Indevus Pharmaceuticals, Inc.(b)(c)                          23,765    168,019
Metabolix, Inc.(b)(c)                                        10,210    169,792
Myriad Genetics, Inc.(b)(c)                                   4,835    166,614
Pharmion Corp.(b)(c)                                          6,930    182,190
Theravance, Inc.(c)                                           5,275    155,612
                                                                    ----------
                                                                     1,012,842
                                                                    ----------
CAPITAL MARKETS - 2.1%
FCStone Group, Inc.(b)(c)                                     6,325    236,049
GFI Group, Inc.(b)(c)                                         4,535    308,244
                                                                    ----------
                                                                       544,293
                                                                    ----------
COMMERCIAL BANKS - 0.7%
East West Bancorp, Inc.(b)                                    4,905    180,357
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES - 11.4%
Advisory Board Co.,(b)(c)                                     8,699    440,343
American Reprographics Co.,(b)(c)                             7,890    242,933
CRA International, Inc.(b)(c)                                 7,028    366,721
FTI Consulting, Inc.(b)(c)                                    9,321    313,092
Huron Consulting Group, Inc.(b)(c)                            3,606    219,389
IHS, Inc., Class A(b)(c)                                      6,705    275,643
Interface, Inc., Class A                                     16,625    265,834
Kenexa Corp.(b)(c)                                            8,955    278,769
On Assignment, Inc.(b)(c)                                    22,695    281,645
Waste Connections, Inc.(c)                                    8,610    257,784
                                                                    ----------
                                                                     2,942,153
                                                                    ----------
COMMUNICATIONS EQUIPMENT - 3.5%
C-COR, Inc.(b)(c)                                            12,085    167,498
Foundry Networks, Inc.(b)(c)                                 20,535    278,660
Harmonic, Inc.(b)(c)                                         22,640    222,325
Sonus Networks, Inc.(b)(c)                                   28,730    231,851
                                                                    ----------
                                                                       900,334
                                                                    ----------
COMPUTERS & PERIPHERALS - 1.3%
Brocade Communications Systems, Inc.(b)(c)                   33,748    321,281
                                                                    ----------
DIVERSIFIED CONSUMER SERVICES - 5.7%
Bright Horizons Family Solutions, Inc.(b)(c)                  6,851    258,625
DeVry, Inc.(b)                                               10,298    302,246
Laureate Education, Inc.(c)                                   2,618    154,384
New Oriental Education & Technology Group, Inc., ADR(b)(c)    5,394    218,619
Sotheby's(b)                                                  5,620    249,978
Steiner Leisure Ltd.(c)                                       6,485    291,695
                                                                    ----------
                                                                     1,475,547
                                                                    ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.9%
Cogent Communications Group, Inc.(b)(c)                      10,001    236,324
                                                                    ----------
ELECTRICAL EQUIPMENT - 0.7%
First Solar, Inc.(c)                                          3,456    179,747
                                                                    ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                     SHARES  VALUE (+)
----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
IPG Photonics Corp.(c)                                8,226 $  157,939
                                                            ----------
ENERGY EQUIPMENT & SERVICES - 2.4%
Dril-Quip, Inc.(b)(c)                                 3,440    148,883
Tesco Corp.(c)                                        7,990    212,134
Universal Compression Holdings, Inc.(b)(c)            3,720    251,770
                                                            ----------
                                                               612,787
                                                            ----------
HEALTH CARE TECHNOLOGY - 2.8%
Allscripts Healthcare Solutions, Inc.(b)(c)           9,734    260,968
Phase Forward, Inc.(c)                               17,375    228,134
Vital Images, Inc.(b)(c)                              6,960    231,490
                                                            ----------
                                                               720,592
                                                            ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 8.1%
Hologic, Inc.(b)(c)                                   5,300    305,492
Inverness Medical Innovations, Inc.(b)(c)             9,125    399,492
Kyphon, Inc.(c)                                       5,728    258,562
Meridian Bioscience, Inc.                             8,335    231,380
NuVasive, Inc.(b)(c)                                 12,710    301,862
PolyMedica Corp.(b)                                   7,618    322,470
Viasys Healthcare, Inc.(c)                            7,796    264,986
                                                            ----------
                                                             2,084,244
                                                            ----------
HEALTHCARE PROVIDERS & SERVICES - 4.6%
inVentiv Health, Inc.(b)(c)                          11,175    427,891
NovaMed, Inc.(c)                                     28,320    183,514
Radiation Therapy Services, Inc.(b)(c)                8,857    271,378
Sun Healthcare Group, Inc.(b)(c)                     24,395    301,278
                                                            ----------
                                                             1,184,061
                                                            ----------
HOTELS, RESTAURANTS & LEISURE - 4.3%
Chipotle Mexican Grill, Inc., Class A(b)(c)           5,230    324,783
Life Time Fitness, Inc.(b)(c)                         4,855    249,596
McCormick & Schmick's Seafood Restaurants, Inc.(c)   10,015    268,502
Pinnacle Entertainment, Inc.(c)                       9,075    263,810
                                                            ----------
                                                             1,106,691
                                                            ----------
HOUSEHOLD DURABLES - 1.2%
Jarden Corp.(c)                                       8,139    311,724
                                                            ----------
INSURANCE - 3.0%
Arch Capital Group Ltd.(b)(c)                         4,365    297,736
Argonaut Group, Inc.(c)                               7,205    233,154
ProAssurance Corp.(b)(c)                              4,880    249,612
                                                            ----------
                                                               780,502
                                                            ----------
INTERNET SOFTWARE & SERVICES - 3.8%
aQuantive, Inc.(b)(c)                                11,616    324,203
Online Resources Corp.(b)(c)                         16,922    194,095
VistaPrint Ltd.(b)(c)                                 7,310    279,973
Websense, Inc.(b)(c)                                  7,645    175,758
                                                            ----------
                                                               974,029
                                                            ----------
IT SERVICES - 2.6%
Lightbridge, Inc.(c)                                 14,153    248,668
Syntel, Inc.                                          6,851    237,387

                                                  SHARES  VALUE (+)
-------------------------------------------------------------------

COMMON STOCKS - CONTINUED

IT SERVICES - CONTINUED
Tyler Technologies, Inc.(b)(c)                    14,035 $  178,245
                                                         ----------
                                                            664,300
                                                         ----------
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Smith & Wesson Holding Corp.(b)(c)                17,660    231,169
                                                         ----------
LIFE SCIENCES TOOLS AND SERVICES - 0.5%
Exelixis, Inc.(c)                                 13,641    135,592
                                                         ----------
MACHINERY - 3.0%
American Science & Engineering, Inc.(b)(c)         2,635    138,785
Middleby Corp.(b)(c)                               2,315    305,210
RBC Bearings, Inc.(c)                              9,520    318,254
                                                         ----------
                                                            762,249
                                                         ----------
MEDIA - 2.3%
Knology, Inc.(b)(c)                               17,480    276,708
Morningstar, Inc.(b)(c)                            5,895    304,418
                                                         ----------
                                                            581,126
                                                         ----------
METALS & MINING - 1.2%
Northwest Pipe Co.(b)(c)                           7,670    305,496
                                                         ----------
OIL, GAS & CONSUMABLE FUELS - 3.1%
Arena Resources, Inc.(b)(c)                        4,220    211,506
Exploration Co. of Delaware, Inc.(b)(c)           16,610    180,218
Helix Energy Solutions Group, Inc.(b)(c)           5,920    220,757
Petrohawk Energy Corp.(b)(c)                      13,545    178,388
                                                         ----------
                                                            790,869
                                                         ----------
PHARMACEUTICALS - 0.8%
Santarus, Inc.(b)(c)                              27,675    194,832
                                                         ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Jones Lang LaSalle, Inc.                           2,445    254,965
                                                         ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
ATMI, Inc.(b)(c)                                   7,841    239,699
Cypress Semiconductor Corp.(b)(c)                 10,655    197,650
Netlogic Microsystems, Inc.(b)(c)                  9,784    260,450
Rudolph Technologies, Inc.(b)(c)                  11,840    206,490
Tessera Technologies, Inc.(c)                      8,805    349,911
Volterra Semiconductor Corp.(b)(c)                14,925    194,920
                                                         ----------
                                                          1,449,120
                                                         ----------
SOFTWARE - 5.5%
Blackboard, Inc.(b)(c)                             9,300    312,759
Glu Mobile, Inc.(b)(c)                            11,401    114,010
Informatica Corp.(b)(c)                           19,830    266,317
Opsware, Inc.(b)(c)                               32,085    232,616
Quest Software, Inc.(b)(c)                        10,385    168,964
Ultimate Software Group, Inc.(b)(c)               11,890    311,399
                                                         ----------
                                                          1,406,065
                                                         ----------
SPECIALTY RETAIL - 1.1%
Dick's Sporting Goods, Inc.(b)(c)                  4,755    277,026
                                                         ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                                                              SHARES                 VALUE (+)
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

TEXTILES APPAREL & LUXURY GOODS - 3.9%
Movado Group, Inc.(b)                                                                          8,968              $    264,107
Phillips-Van Heusen Corp.                                                                      4,585                   269,598
Quiksilver, Inc.(b)(c)                                                                        19,815                   229,854
Volcom, Inc.(c)                                                                                6,755                   232,102
                                                                                                                  ------------
                                                                                                                       995,661
                                                                                                                  ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
PFF Bancorp, Inc.(b)                                                                           7,670                   232,631
                                                                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Aircastle Ltd.(b)                                                                              9,670                   342,125
                                                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp., Class A(b)(c)                                                       10,850                   320,618
                                                                                                                  ------------

TOTAL COMMON STOCKS
 (Identified Cost $21,127,816)                                                                                      25,010,946
                                                                                                                  ------------

                                                                                    PRINCIPAL AMOUNT
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 28.7%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $809,287 on 4/02/07 collateralized by
$850,000 U.S. Treasury Bill, 4.900% due 9/27/07 with
a value of $829,600 including accrued interest
(Note 2g of Notes to Financial Statements)                                                $  809,000                   809,000
                                                                                                                  ------------

                                                                                              SHARES
------------------------------------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(d)                                           6,576,138                 6,576,138
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $7,385,138)                                                                                     $  7,385,138
                                                                                                                  ------------

TOTAL INVESTMENTS - 125.9%
 (Identified Cost $28,512,954)(a)                                                                                   32,396,084
 Other assets less liabilities--(25.9)%                                                                            (6,657,538)
                                                                                                                  ------------

TOTAL NET ASSETS - 100.0%                                                                                         $ 25,738,546
                                                                                                                  ------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $28,512,954 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $  4,229,862
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value    (346,732)
                                                                                                                  ------------
   Net unrealized appreciation                                                                                    $  3,883,130
                                                                                                                  ------------

(b)All or a portion of this security was on loan at March 31, 2007.
(c)Non-income producing security.
(d)Represents investments of security lending collateral.
ADRAn American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                 Commercial Services & Supplies           11.4%
                 Healthcare Equipment & Supplies           8.1
                 Diversified Consumer Services             5.7
                 Semiconductors & Semiconductor Equipment  5.6
                 Software                                  5.5
                 Healthcare Providers & Services           4.6
                 Hotels, Restaurants & Leisure             4.3
                 Biotechnology                             3.9
                 Textiles Apparel & Luxury Goods           3.9
                 Internet Software & Services              3.8
                 Communications Equipment                  3.5
                 Oil, Gas & Consumable Fuels               3.1
                 Insurance                                 3.0
                 Machinery                                 3.0
                 Health Care Technology                    2.8
                 IT Services                               2.6
                 Energy Equipment & Services               2.4
                 Media                                     2.3
                 Capital Markets                           2.1
                 Other, less than 2% each                 15.6

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES SMALL CAP VALUE FUND


                                             SHARES   VALUE (+)
---------------------------------------------------------------

COMMON STOCKS - 94.6% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 2.5%
AAR Corp.(b)(c)                             234,645 $ 6,466,816
Moog, Inc., Class A(b)(c)                   231,250   9,631,562
Teledyne Technologies, Inc.(c)              197,897   7,409,264
                                                    -----------
                                                     23,507,642
                                                    -----------
AUTO COMPONENTS - 0.5%
Gentex Corp.(b)                             270,475   4,395,219
                                                    -----------
AUTOMOBILES - 0.4%
Winnebago Industries, Inc.(b)               108,625   3,653,059
                                                    -----------
BUILDING PRODUCTS - 1.6%
Armstrong World Industries, Inc.(b)(c)      186,517   9,484,390
Griffon Corp.(b)(c)                         220,215   5,450,321
                                                    -----------
                                                     14,934,711
                                                    -----------
CAPITAL MARKETS - 0.9%
Penson Worldwide, Inc.(b)(c)                127,522   3,849,889
Stifel Financial Corp.(b)(c)                 97,749   4,330,281
                                                    -----------
                                                      8,180,170
                                                    -----------
CHEMICALS - 2.3%
Cytec Industries, Inc.                      131,075   7,371,658
FMC Corp.                                    64,995   4,902,573
Minerals Technologies, Inc.(b)               74,975   4,660,446
Spartech Corp.(b)                           171,900   5,043,546
                                                    -----------
                                                     21,978,223
                                                    -----------
COMMERCIAL BANKS - 6.6%
Alabama National Bancorp(b)                  88,525   6,268,455
CVB Financial Corp.(b)                      300,752   3,578,948
East West Bancorp, Inc.(b)                  181,825   6,685,705
First Charter Corp.(b)                      203,825   4,382,238
First Community Bancorp(b)                   86,815   4,908,520
First Midwest Bancorp, Inc.(b)              139,770   5,136,547
First State Bancorporation(b)               285,102   6,429,050
IBERIABANK Corp.(b)                          92,134   5,128,178
Pennsylvania Commerce Bancorp, Inc.(b)(c)    95,525   2,720,552
PrivateBankcorp, Inc.(b)                     85,325   3,119,482
Signature Bank(b)(c)                        200,800   6,534,032
Sterling Bancshares, Inc.                   349,087   3,902,793
United Community Banks, Inc.(b)             108,200   3,547,878
                                                    -----------
                                                     62,342,378
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
American Ecology Corp.(b)                   195,499   3,755,536
McGrath Rentcorp.(b)                        271,200   8,588,904
Navigant Consulting, Inc.(b)(c)             260,088   5,139,339
Rollins, Inc.(b)                            457,200  10,520,172
Standard Parking Corp.(c)                   140,355   4,964,356
Waste Connections, Inc.(b)(c)               237,938   7,123,849
                                                    -----------
                                                     40,092,156
                                                    -----------
COMMUNICATIONS EQUIPMENT - 3.5%
ADTRAN, Inc.(b)                             117,070   2,850,654
Anaren, Inc.(b)(c)                          335,700   5,911,677

                                                  SHARES   VALUE (+)
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

COMMUNICATIONS EQUIPMENT - CONTINUED
CommScope, Inc.(b)(c)                            270,031 $11,584,330
Comtech Telecommunications Corp.(b)(c)            64,837   2,511,137
Harris Stratex Networks, Inc., Class A(c)        263,670   5,059,832
Sirenza Microdevices, Inc.(b)(c)                 625,048   5,387,914
                                                         -----------
                                                          33,305,544
                                                         -----------
COMPUTERS & PERIPHERALS - 1.3%
Electronics for Imaging, Inc.(b)(c)              268,250   6,290,463
Imation Corp.(b)                                 154,030   6,219,731
                                                         -----------
                                                          12,510,194
                                                         -----------
CONSTRUCTION & ENGINEERING - 1.6%
Insituform Technologies, Inc., Class A(b)(c)     303,000   6,299,370
Michael Baker Corp.(b)(c)                        161,675   3,928,702
Washington Group International, Inc.(c)           75,050   4,984,821
                                                         -----------
                                                          15,212,893
                                                         -----------
CONSTRUCTION MATERIALS - 0.9%
Eagle Materials, Inc.(b)                          73,150   3,264,685
Texas Industries, Inc.(b)                         75,793   5,724,645
                                                         -----------
                                                           8,989,330
                                                         -----------
CONSUMER FINANCE - 2.9%
Advanta Corp., Class B                           255,280  11,191,475
Dollar Financial Corp.(b)(c)                     323,970   8,196,441
First Cash Financial Services, Inc.(c)           348,288   7,759,857
                                                         -----------
                                                          27,147,773
                                                         -----------
CONTAINERS & PACKAGING - 0.5%
Rock-Tenn Co., Class A                           145,441   4,828,641
                                                         -----------
DIVERSIFIED CONSUMER SERVICES - 0.6%
Vertrue, Inc.(b)(c)                              119,125   5,731,104
                                                         -----------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Genesis Lease Ltd., ADR(c)                       281,175   7,352,726
                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.1%
Iowa Telecommunications Services, Inc.(b)         68,180   1,363,606
                                                         -----------
ELECTRIC UTILITIES - 1.4%
ALLETE, Inc.(b)                                   92,983   4,334,867
ITC Holdings Corp.                               111,085   4,808,870
Portland General Electric Co.,(b)                146,425   4,275,610
                                                         -----------
                                                          13,419,347
                                                         -----------
ELECTRICAL EQUIPMENT - 3.2%
General Cable Corp.(b)(c)                        195,885  10,466,135
Hubbell, Inc., Class B                           136,575   6,588,378
II-VI, Inc.(b)(c)                                244,660   8,281,741
Lamson & Sessions Co., (The)(b)(c)               162,125   4,505,454
                                                         -----------
                                                          29,841,708
                                                         -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
Anixter International, Inc.(b)(c)                119,725   7,894,667
Excel Technology, Inc.(c)                        143,194   3,913,492
FARO Technologies, Inc.(c)                        42,475   1,226,253
Keithley Instruments, Inc.                       251,875   3,851,169

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                   SHARES   VALUE (+)
---------------------------------------------------------------------

COMMON STOCKS - CONTINUED

ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Littelfuse, Inc.(c)                               135,975 $ 5,520,585
Rofin-Sinar Technologies, Inc.(b)(c)               72,850   4,311,263
X-Rite, Inc.(b)                                   166,694   2,158,687
                                                          -----------
                                                           28,876,116
                                                          -----------
ENERGY EQUIPMENT & SERVICES - 1.9%
Dresser-Rand Group, Inc.(b)(c)                    187,550   5,712,773
FMC Technologies, Inc.(b)(c)                       60,665   4,231,990
Oceaneering International, Inc.(c)                 98,521   4,149,705
Universal Compression Holdings, Inc.(b)(c)         63,275   4,282,452
                                                          -----------
                                                           18,376,920
                                                          -----------
FOOD & STAPLES RETAILING - 2.0%
Casey's General Stores, Inc.(b)                   168,350   4,210,433
Smart & Final, Inc.(b)(c)                         313,075   6,815,643
Winn-Dixie Stores, Inc.(c)                        428,125   7,556,406
                                                          -----------
                                                           18,582,482
                                                          -----------
FOOD PRODUCTS - 1.4%
J & J Snack Foods Corp.(b)                        148,253   5,854,511
Ralcorp Holdings, Inc.(b)(c)                      113,710   7,311,553
                                                          -----------
                                                           13,166,064
                                                          -----------
GAS UTILITIES - 1.2%
UGI Corp.                                         416,055  11,112,829
                                                          -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.9%
Arrow International, Inc.(b)                      173,900   5,592,624
Viasys Healthcare, Inc.(b)(c)                     207,057   7,037,868
West Pharmaceutical Services, Inc.(b)             105,598   4,902,915
                                                          -----------
                                                           17,533,407
                                                          -----------
HEALTHCARE PROVIDERS & SERVICES - 0.8%
Healthspring, Inc.(c)                             126,889   2,988,236
Option Care, Inc.(b)                              363,550   4,835,215
                                                          -----------
                                                            7,823,451
                                                          -----------
HOTELS, RESTAURANTS & LEISURE - 2.9%
Bob Evans Farms, Inc.(b)                          186,465   6,889,882
CEC Entertainment, Inc.(c)                        246,968  10,259,051
Morton's Restaurant Group, Inc.(b)(c)             224,075   3,986,294
Triarc Cos., Inc., Class B(b)                     271,647   4,669,612
Trump Entertainment Resorts, Inc.(b)(c)            98,245   1,775,287
                                                          -----------
                                                           27,580,126
                                                          -----------
HOUSEHOLD DURABLES - 0.3%
Sealy Corp.(b)                                    173,670   3,035,752
                                                          -----------
INDUSTRIAL CONGLOMERATES - 0.2%
Walter Industries, Inc.(b)                         71,340   1,765,665
                                                          -----------
INSURANCE - 5.9%
American Equity Investment Life Holding Co.,(b)   503,100   6,605,703
Delphi Financial Group, Inc.                      191,212   7,692,459
Employers Holdings, Inc.(c)                       226,190   4,528,324
First Mercury Financial Corp.(b)(c)               209,350   4,302,143
Midland Co., (The)(b)                             113,848   4,829,432

                                            SHARES   VALUE (+)
--------------------------------------------------------------

COMMON STOCKS - CONTINUED

INSURANCE - CONTINUED
National Financial Partners Corp.(b)       205,540 $ 9,641,881
Navigators Group, Inc.(c)                  121,325   6,086,875
RLI Corp.(b)                               126,325   6,939,032
United Fire & Casualty Co.,(b)             160,075   5,623,435
                                                   -----------
                                                    56,249,284
                                                   -----------
IT SERVICES - 2.0%
Perot Systems Corp., Class A(b)(c)         429,675   7,678,292
Wright Express Corp.(c)                    375,900  11,401,047
                                                   -----------
                                                    19,079,339
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Steinway Musical Instruments, Inc.          64,129   2,069,443
                                                   -----------
LIFE SCIENCE TOOLS & SERVICES - 0.4%
PerkinElmer, Inc.                          141,365   3,423,860
                                                   -----------
MACHINERY - 6.5%
Actuant Corp., Class A(b)                  161,270   8,194,129
Albany International Corp., Class A(b)     211,300   7,594,122
Barnes Group, Inc.(b)                      289,075   6,651,616
CLARCOR, Inc.                              181,504   5,771,827
Commercial Vehicle Group, Inc.(c)          190,475   3,923,785
ESCO Technologies, Inc.(b)(c)              126,354   5,663,186
Harsco Corp.                               155,900   6,993,674
L.B. Foster Co., Class A(b)(c)             106,913   2,203,477
Mueller Water Products, Inc., Class A(b)   378,197   5,222,901
Nordson Corp.                               99,131   4,605,626
RBC Bearings, Inc.(c)                      155,263   5,190,442
                                                   -----------
                                                    62,014,785
                                                   -----------
MEDIA - 4.0%
4Kids Entertainment, Inc.(c)               129,716   2,454,227
Alloy, Inc.(c)                             348,650   4,141,962
Harte-Hanks, Inc.(b)                        18,536     511,408
Interactive Data Corp.                     169,699   4,200,050
John Wiley & Sons, Inc., Class A           208,730   7,881,645
Journal Communications, Inc., Class A(b)   503,015   6,594,527
Live Nation, Inc.(b)(c)                    402,570   8,880,694
National CineMedia, Inc.(c)                111,237   2,970,028
                                                   -----------
                                                    37,634,541
                                                   -----------
METALS & MINING - 1.6%
Chaparral Steel Co.,                       103,608   6,026,877
Haynes International, Inc.(c)               30,803   2,246,463
Reliance Steel & Aluminum Co.(b)           144,625   6,999,850
                                                   -----------
                                                    15,273,190
                                                   -----------
MULTI-UTILITIES - 0.9%
NorthWestern Corp.                         232,350   8,232,160
                                                   -----------
MULTILINE RETAIL - 0.9%
Dollar Tree Stores, Inc.(c)                231,510   8,852,942
                                                   -----------
OIL, GAS & CONSUMABLE FUELS - 2.9%
ATP Oil & Gas Corp.(b)(c)                   62,254   2,340,750
Denbury Resources, Inc.(b)(c)              140,075   4,172,834

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                              SHARES   VALUE (+)
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

OIL, GAS & CONSUMABLE FUELS - CONTINUED
Helix Energy Solutions Group, Inc.(b)(c)                     263,847 $ 9,838,855
Mariner Energy, Inc.(b)(c)                                   292,425   5,594,090
Penn Virginia Corp.                                           81,289   5,966,613
                                                                     -----------
                                                                      27,913,142
                                                                     -----------
PERSONAL PRODUCTS - 0.9%
Alberto-Culver Co.,                                          374,442   8,567,233
                                                                     -----------
REAL ESTATE - 4.9%
BioMed Realty Trust, Inc. REIT                               245,575   6,458,623
CBL & Associates Properties, Inc. REIT(b)                     92,885   4,164,963
Corporate Office Properties Trust REIT(b)                    128,725   5,880,158
First Potomac Realty Trust REIT(b)                           246,850   7,052,505
Health Care REIT, Inc.(b)                                     86,550   3,799,545
Kite Realty Group Trust REIT(b)                              360,775   7,197,461
LaSalle Hotel Properties REIT(b)                             172,525   7,998,259
Potlatch Corp. REIT(b)                                        84,586   3,872,347
                                                                     -----------
                                                                      46,423,861
                                                                     -----------
ROAD & RAIL - 1.5%
Celadon Group, Inc.(b)(c)                                    210,060   3,508,002
Genesee & Wyoming, Inc., Class A(b)(c)                       137,762   3,665,847
Laidlaw International, Inc.                                  196,115   6,785,579
                                                                     -----------
                                                                      13,959,428
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Diodes, Inc.(b)(c)                                           102,982   3,588,923
Entegris, Inc.(b)(c)                                         559,165   5,983,065
Fairchild Semiconductor International, Inc., Class A(b)(c)   140,621   2,351,183
Pericom Semiconductor Corp.(b)(c)                            174,390   1,705,534
Verigy Ltd.(b)(c)                                            251,050   5,892,144
                                                                     -----------
                                                                      19,520,849
                                                                     -----------
SOFTWARE - 3.1%
Hyperion Solutions Corp.(c)                                  169,955   8,808,768
MapInfo Corp.(b)(c)                                          257,600   5,185,488
Progress Software Corp.(b)(c)                                169,550   5,289,960
Quest Software, Inc.(c)                                      183,300   2,982,291
Radiant Systems, Inc.(b)(c)                                  281,601   3,669,261
Sybase, Inc.(c)                                              131,845   3,333,041
                                                                     -----------
                                                                      29,268,809
                                                                     -----------
SPECIALTY RETAIL - 2.9%
Jo-Ann Stores, Inc.(b)(c)                                    324,421   8,840,472
Lithia Motors, Inc., Class A(b)                               94,875   2,600,524
Pier 1 Imports, Inc.(b)                                      466,955   3,226,659
Rent-A-Center, Inc.(b)(c)                                    206,975   5,791,161
Sonic Automotive, Inc., Class A(b)                           246,875   7,035,937
                                                                     -----------
                                                                      27,494,753
                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS - 1.6%
Fossil, Inc.(b)(c)                                           350,621   9,280,938
Hanesbrands, Inc.(b)(c)                                      187,425   5,508,421
Movado Group, Inc.                                            22,082     650,315
                                                                     -----------
                                                                      15,439,674
                                                                     -----------

                                                                                             SHARES                     VALUE (+)
---------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Electro Rent Corp.(b)(c)                                                                    112,682                $    1,622,621
                                                                                                                   --------------
WATER UTILITIES - 0.7%
American States Water Co.(b)                                                                 98,625                     3,636,304
Middlesex Water Co.                                                                         151,953                     2,794,415
                                                                                                                   --------------
                                                                                                                        6,430,719
                                                                                                                   --------------

TOTAL COMMON STOCKS
 (Identified Cost $711,469,750)                                                                                       896,109,869
                                                                                                                   --------------

EXCHANGE TRADED FUNDS - 1.0%

DIVERSIFIED FINANCIAL SERVICES - 1.0%
iShares Russell 2000 Value Index Fund(b)
 (Identified Cost $9,249,436)                                                               114,650                     9,284,357
                                                                                                                   --------------

                                                                                   PRINCIPAL AMOUNT
---------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 28.9%

COMMERCIAL PAPER - 4.3%
Prudential Funding LLC, 3.750%, 4/02/2007(d)                                           $ 40,873,000                    40,868,742
                                                                                                                   --------------

                                                                                             SHARES
---------------------------------------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(e)                                        233,154,648                   233,154,648
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $274,023,390)                                                                                       274,023,390
                                                                                                                   --------------

TOTAL INVESTMENTS - 124.5%
 (Identified Cost $994,742,576)(a)                                                                                  1,179,417,616
 Other assets less liabilities--(24.5)%                                                                             (232,206,472)
                                                                                                                   --------------

TOTAL NET ASSETS - 100.0%                                                                                          $  947,211,144
                                                                                                                   --------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $994,742,576 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost  $  190,228,064
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value     (5,553,024)
                                                                                                                   --------------
   Net unrealized appreciation                                                                                     $  184,675,040
                                                                                                                   --------------

(b)All or a portion of this security was on loan at March 31, 2007.
(c)Non-income producing security
(d)Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)Represents investments of security lending collateral.
ADRAn American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITReal Estate Investment Trust

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                 Commercial Banks                          6.6%
                 Machinery                                 6.5
                 Insurance                                 5.9
                 Real Estate                               4.9
                 Commercial Services & Supplies            4.2
                 Media                                     4.0
                 Communications Equipment                  3.5
                 Electrical Equipment                      3.2
                 Software                                  3.1
                 Electronic Equipment & Instruments        3.0
                 Oil, Gas & Consumable Fuels               2.9
                 Hotels, Restaurants & Leisure             2.9
                 Specialty Retail                          2.9
                 Consumer Finance                          2.9
                 Aerospace & Defense                       2.5
                 Chemicals                                 2.3
                 Semiconductors & Semiconductor Equipment  2.1
                 IT Services                               2.0
                 Food & Staples Retailing                  2.0
                 Other, less than 2% each                 28.2

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES TAX-MANAGED EQUITY FUND



                                                 SHARES VALUE (+)
-----------------------------------------------------------------

COMMON STOCKS - 98.1% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 6.8%
Boeing Co.,                                       1,250  $111,138
Honeywell International, Inc.                     2,306   106,214
United Technologies Corp.                         2,513   163,345
                                                        ---------
                                                          380,697
                                                        ---------
BEVERAGES - 3.6%
Molson Coors Brewing Co.,, Class B(b)             1,080   102,189
PepsiCo, Inc.                                     1,580   100,425
                                                        ---------
                                                          202,614
                                                        ---------
BIOTECHNOLOGY - 2.0%
Amgen, Inc.(c)                                    1,982   110,754
                                                        ---------
CAPITAL MARKETS - 7.8%
Bear Stearns Cos., Inc.(b)                          594    89,308
Franklin Resources, Inc.                          1,134   137,021
Goldman Sachs Group, Inc.                         1,000   206,630
                                                        ---------
                                                          432,959
                                                        ---------
CHEMICALS - 4.7%
Ecolab, Inc.                                      2,926   125,818
Praxair, Inc.(b)                                  2,206   138,890
                                                        ---------
                                                          264,708
                                                        ---------
COMMERCIAL BANKS - 1.5%
Zions Bancorporation(b)                             981    82,914
                                                        ---------
COMMUNICATIONS EQUIPMENT - 10.7%
Cisco Systems, Inc.(c)                            6,023   153,767
Corning, Inc.(b)(c)                               2,855    64,923
Harris Corp.(b)                                   4,115   209,659
Motorola, Inc.                                    5,800   102,486
QUALCOMM, Inc.                                    1,502    64,076
                                                        ---------
                                                          594,911
                                                        ---------
COMPUTERS & PERIPHERALS - 3.0%
Hewlett-Packard Co.,                              4,115   165,176
                                                        ---------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
Bank of America Corp.                             2,954   150,713
Citigroup, Inc.                                   2,081   106,839
                                                        ---------
                                                          257,552
                                                        ---------
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 2.7%
AT&T, Inc.                                        3,851   151,845
                                                        ---------
ENERGY EQUIPMENT & SERVICES - 1.9%
GlobalSantaFe Corp.(b)                            1,727   106,521
                                                        ---------
HEALTHCARE EQUIPMENT & SUPPLIES - 4.8%
Medtronic, Inc.                                   3,050   149,633
Zimmer Holdings, Inc.(b)(c)                       1,381   117,951
                                                        ---------
                                                          267,584
                                                        ---------
HEALTHCARE PROVIDERS & SERVICES - 4.8%
Omnicare, Inc.(b)                                 2,800   111,356
WellPoint, Inc.(b)(c)                             1,919   155,631
                                                        ---------
                                                          266,987
                                                        ---------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                                  SHARES  VALUE (+)
-----------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
HOTELS, RESTAURANTS & LEISURE - 2.6%
Marriott International, Inc., Class A(b)                           3,000 $  146,880
                                                                         ----------
INDUSTRIAL CONGLOMERATES - 3.1%
Tyco International Ltd.(b)                                         5,400    170,370
                                                                         ----------
INSURANCE - 5.2%
Aflac, Inc.                                                        2,081     97,932
Allstate Corp.                                                     1,277     76,696
Everest Re Group Ltd.                                              1,193    114,731
                                                                         ----------
                                                                            289,359
                                                                         ----------
IT SERVICES - 1.6%
Western Union Co.                                                  4,162     91,356
                                                                         ----------
MACHINERY - 4.9%
Danaher Corp.(b)                                                   2,293    163,835
Dover Corp.                                                        2,224    108,553
                                                                         ----------
                                                                            272,388
                                                                         ----------
MEDIA - 2.3%
DIRECTV Group, Inc. (The)(b)(c)                                    5,565    128,385
                                                                         ----------
MULTILINE RETAIL - 1.7%
Federated Department Stores, Inc.                                  2,063     92,938
                                                                         ----------
OIL, GAS & CONSUMABLE FUELS - 8.2%
ConocoPhillips                                                     2,010    137,384
Devon Energy Corp.(b)                                              2,188    151,453
ExxonMobil Corp.(b)                                                2,243    169,234
                                                                         ----------
                                                                            458,071
                                                                         ----------
PERSONAL PRODUCTS - 0.6%
Alberto-Culver Co.                                                 1,558     35,647
                                                                         ----------
PHARMACEUTICALS - 2.7%
Abbott Laboratories(b)                                             2,675    149,265
                                                                         ----------
ROAD & RAIL - 2.4%
Burlington Northern Santa Fe Corp.(b)                              1,694    136,248
                                                                         ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Texas Instruments, Inc.                                            3,755    113,026
                                                                         ----------
SOFTWARE - 1.9%
Microsoft Corp.                                                    3,701    103,147
                                                                         ----------

TOTAL COMMON STOCKS
 (Identified Cost $4,208,601)                                             5,472,302
                                                                         ----------

                                                        PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 25.7%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $134,047 on 4/02/07 collateralized by
$140,000 U.S. Treasury Bill, 4.880% due 5/31/07 with
value of $138,775, including accrued interest
(Note 2g of Notes to Financial Statements)                     $ 134,000    134,000
                                                                         ----------

                                                                                                 SHARES              VALUE (+)
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - CONTINUED
State Street Securities Lending Quality Trust(d)                                              1,295,532           $  1,295,532
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $1,429,532)                                                                                        1,429,532
                                                                                                                  ------------

TOTAL INVESTMENTS - 123.8%
 (Identified Cost $5,638,133)(a)                                                                                     6,901,834
 Other Assets Less Liabilities--(23.8)%                                                                            (1,325,275)
                                                                                                                  ------------

TOTAL NET ASSETS - 100.0%                                                                                         $  5,576,559
                                                                                                                  ------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $5,638,133 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $  1,329,978
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value     (66,277)
                                                                                                                  ------------
   Net unrealized appreciation                                                                                    $  1,263,701
                                                                                                                  ------------
(b)All or a portion of this security was on loan at March 31, 2007.
(c)Non-income producing security.
(d)Represents investments of security lending collateral.

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                 Communications Equipment                 10.7%
                 Oil, Gas & Consumable Fuels               8.2
                 Capital Markets                           7.8
                 Aerospace & Defense                       6.8
                 Insurance                                 5.2
                 Machinery                                 4.9
                 Healthcare Equipment & Supplies           4.8
                 Healthcare Providers & Services           4.8
                 Chemicals                                 4.7
                 Diversified Financial Services            4.6
                 Beverages                                 3.6
                 Industrial Conglomerates                  3.1
                 Computers & Peripherals                   3.0
                 Diversified Telecommunications Services   2.7
                 Pharmaceuticals                           2.7
                 Hotels, Restaurants & Leisure             2.6
                 Road & Rail                               2.4
                 Media                                     2.3
                 Semiconductors & Semiconductor Equipment  2.0
                 Biotechnology                             2.0
                 Other, less than 2% each                  9.2

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES VALUE FUND

                                                  SHARES   VALUE (+)
--------------------------------------------------------------------

COMMON STOCKS - 96.5% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 2.7%
Northrop Grumman Corp.                            36,376 $ 2,699,827
United Technologies Corp.                         21,705   1,410,825
                                                         -----------
                                                           4,110,652
                                                         -----------
BEVERAGES - 3.3%
Coca-Cola Enterprises, Inc.                       93,292   1,889,163
Molson Coors Brewing Co., Class B(b)              32,234   3,049,981
                                                         -----------
                                                           4,939,144
                                                         -----------
CAPITAL MARKETS - 7.7%
Ameriprise Financial, Inc.                        32,317   1,846,593
Lehman Brothers Holdings, Inc.                    19,857   1,391,380
Mellon Financial Corp.                            58,528   2,524,898
Merrill Lynch & Co., Inc.                         32,334   2,640,718
Morgan Stanley                                    40,402   3,182,061
                                                         -----------
                                                          11,585,650
                                                         -----------
CHEMICALS - 2.7%
E.I. du Pont de Nemours & Co.                     43,035   2,127,220
Praxair, Inc.                                     29,488   1,856,564
                                                         -----------
                                                           3,983,784
                                                         -----------
COMMERCIAL BANKS - 3.1%
U.S. Bancorp                                      82,228   2,875,513
Wells Fargo & Co.                                 52,254   1,799,105
                                                         -----------
                                                           4,674,618
                                                         -----------
COMMUNICATIONS EQUIPMENT - 2.3%
Avaya, Inc.(c)                                   126,409   1,492,890
Motorola, Inc.                                   113,850   2,011,730
                                                         -----------
                                                           3,504,620
                                                         -----------
COMPUTERS & PERIPHERALS - 2.7%
Hewlett-Packard Co.,                              54,822   2,200,555
International Business Machines Corp.             18,984   1,789,432
                                                         -----------
                                                           3,989,987
                                                         -----------
CONSTRUCTION & ENGINEERING - 1.2%
Foster Wheeler Ltd.(c)                            32,133   1,876,246
                                                         -----------
CONSUMER FINANCE - 1.1%
American Express Co.                              28,354   1,599,165
                                                         -----------
CONTAINERS & PACKAGING - 1.4%
Owens-Illinois, Inc.(c)                           80,069   2,063,378
                                                         -----------
DIVERSIFIED FINANCIAL SERVICES - 9.0%
Bank of America Corp.                             71,679   3,657,063
CIT Group, Inc.                                   34,823   1,842,833
Citigroup, Inc.                                   74,586   3,829,245
JPMorgan Chase & Co.                              84,974   4,111,042
                                                         -----------
                                                          13,440,183
                                                         -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 4.4%
AT&T, Inc.                                       168,160   6,630,549
                                                         -----------
ELECTRIC UTILITIES - 1.4%
Exelon Corp.                                      30,797   2,116,062
                                                         -----------

                                              SHARES   VALUE (+)
----------------------------------------------------------------

COMMON STOCKS - CONTINUED

ELECTRICAL EQUIPMENT - 1.2%
ABB Ltd. ADR                                 102,478 $ 1,760,572
                                                     -----------
ENERGY EQUIPMENT & SERVICES - 3.0%
BJ Services Co.                               80,234   2,238,529
Schlumberger Ltd.                             32,234   2,227,369
                                                     -----------
                                                       4,465,898
                                                     -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 0.9%
Beckman Coulter, Inc.                         22,393   1,430,689
                                                     -----------
HEALTHCARE PROVIDERS & SERVICES - 2.5%
Omnicare, Inc.(b)                             46,613   1,853,799
UnitedHealth Group, Inc.                      35,613   1,886,421
                                                     -----------
                                                       3,740,220
                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 2.9%
McDonald's Corp.                              70,269   3,165,618
OSI Restaurant Partners, Inc.(b)              30,685   1,212,058
                                                     -----------
                                                       4,377,676
                                                     -----------
HOUSEHOLD DURABLES - 1.4%
Sony Corp. ADR                                42,996   2,170,868
                                                     -----------
INDEPENDENT POWER PRODUCER & ENERGY - 1.6%
NRG Energy, Inc.(b)(c)                        32,892   2,369,540
                                                     -----------
INDUSTRIAL CONGLOMERATES - 1.0%
Tyco International Ltd.                       46,974   1,482,030
                                                     -----------
INSURANCE - 7.4%
Allstate Corp.                                55,900   3,357,354
American International Group, Inc.            44,254   2,974,754
Berkshire Hathaway, Inc., Class B(c)             595   2,165,800
Prudential Financial, Inc.                    29,036   2,620,789
                                                     -----------
                                                      11,118,697
                                                     -----------
MEDIA - 6.7%
Comcast Corp., Class A(b)(c)                  80,054   2,077,388
DIRECTV Group, Inc. (The)(c)                  90,373   2,084,905
News Corp., Class A                          112,812   2,608,214
Time Warner, Inc.                            162,922   3,212,822
                                                     -----------
                                                       9,983,329
                                                     -----------
METALS & MINING - 1.0%
Freeport-McMoRan Copper & Gold, Inc.          23,718   1,569,894
                                                     -----------

MULTILINE RETAIL - 2.4%
Dollar General Corp.                          97,838   2,069,274
Federated Department Stores, Inc.             34,307   1,545,530
                                                     -----------
                                                       3,614,804
                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 10.0%
ExxonMobil Corp.                              75,977   5,732,465
Hess Corp.                                    49,749   2,759,577
Occidental Petroleum Corp.                    38,338   1,890,447
Spectra Energy Corp.                          88,663   2,329,177
XTO Energy, Inc.                              41,219   2,259,213
                                                     -----------
                                                      14,970,879
                                                     -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                                                             SHARES                   VALUE (+)
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

PHARMACEUTICALS - 5.7%
Abbott Laboratories                                                                          29,105               $   1,624,059
Bristol-Myers Squibb Co.                                                                     67,166                   1,864,528
Johnson & Johnson                                                                            41,470                   2,498,982
Pfizer, Inc.                                                                                101,098                   2,553,736
                                                                                                                  -------------
                                                                                                                      8,541,305
                                                                                                                  -------------
SOFTWARE - 1.3%
Microsoft Corp.                                                                              69,642                   1,940,922
                                                                                                                  -------------
SPECIALTY RETAIL - 2.7%
Gap, Inc.(The)                                                                              105,587                   1,817,152
Office Depot, Inc.(c)                                                                        62,531                   2,197,340
                                                                                                                  -------------
                                                                                                                      4,014,492
                                                                                                                  -------------
TOBACCO - 1.8%
Altria Group, Inc.                                                                           30,048                   2,638,515
                                                                                                                  -------------

TOTAL COMMON STOCKS
 (Identified Cost $129,999,879)                                                                                     144,704,368
                                                                                                                  -------------

                                                                                   PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.2%
COMMERCIAL PAPER - 4.8%
Prudential Funding LLC, 3.750%, 4/02/2007(d)                                            $ 7,230,000                   7,229,247
                                                                                                                  -------------

                                                                                             SHARES
-------------------------------------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(e)                                          8,114,902                   8,114,902
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $15,344,149)                                                                                       15,344,149
                                                                                                                  -------------

TOTAL INVESTMENTS - 106.7%
 (Identified Cost $145,344,028)(a)                                                                                  160,048,517
 Other Assets Less Liabilities--(6.7)%                                                                             (10,030,299)
                                                                                                                  -------------

TOTAL NET ASSETS - 100.0%                                                                                         $ 150,018,218
                                                                                                                  -------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $145,344,028 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost  $  15,808,882
   Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value    (1,104,393)
                                                                                                                  -------------
   Net unrealized appreciation                                                                                    $  14,704,489
                                                                                                                  -------------

(b)All or a portion of this security was on loan at March 31, 2007.
(c)Non-income producing security.
(d)Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)Represents investments of security lending collateral.
ADRAn American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

  Oil, Gas & Consumable Fuels                                            10.0%
  Diversified Financial Services                                          9.0
  Capital Markets                                                         7.7
  Insurance                                                               7.4
  Media                                                                   6.7
  Pharmaceuticals                                                         5.7
  Diversified Telecommunications Services                                 4.4
  Beverages                                                               3.3
  Commercial Banks                                                        3.1
  Energy Equipment & Services                                             3.0
  Hotels, Restaurants & Leisure                                           2.9
  Aerospace & Defense                                                     2.7
  Specialty Retail                                                        2.7
  Computers & Peripherals                                                 2.7
  Chemicals                                                               2.7
  Healthcare Providers & Services                                         2.5
  Multiline Retail                                                        2.4
  Communications Equipment                                                2.3
  Other, less than 2% each                                               15.3

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2007 (UNAUDITED)

                                                                              MID CAP GROWTH     SMALL CAP
                                                                                   FUND         GROWTH FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                           $   47,859,618  $   28,512,954
Net unrealized appreciation                                                        8,708,710       3,883,130
                                                                              --------------  --------------
Investments at value                                                              56,568,328      32,396,084
Cash                                                                                     989             501
Receivable for Fund shares sold                                                       25,055             564
Receivable for securities sold                                                       466,320         197,521
Dividends and interest receivable                                                      4,193           5,437
Receivable from investment adviser (Note 4)                                               --           3,550
Securities lending income receivable                                                   3,007           1,376
Other assets                                                                              --              --
                                                                              --------------  --------------
    TOTAL ASSETS                                                                  57,067,892      32,605,033
                                                                              --------------  --------------

LIABILITIES
Collateral on securities loaned, at value (Note 2)                                10,839,584       6,576,138
Due to custodian                                                                          --              --
Payable for securities purchased                                                     176,003         223,175
Payable for Fund shares redeemed                                                      34,149              --
Management fees payable (Note 4)                                                      30,462          16,214
Administrative fees payable (Note 4)                                                   2,217           1,153
Deferred Trustees' fees (Note 4)                                                      30,716          28,444
Service and distribution fees payable (Note 4)                                           560              51
Other accounts payable and accrued expenses                                           11,894          21,312
                                                                              --------------  --------------
    TOTAL LIABILITIES                                                             11,125,585       6,866,487
                                                                              --------------  --------------
NET ASSETS                                                                    $   45,942,307  $   25,738,546
                                                                              --------------  --------------
Net Assets consist of:
 Paid-in capital                                                              $  129,953,754  $  222,746,527
 Undistributed (accumulated) net investment income (loss)                            (81,195)        (88,582)
 Accumulated net realized gain (loss) on investments and foreign currency
   transactions                                                                  (92,638,974)   (200,802,529)
 Net unrealized appreciation on investments and foreign currency translations      8,708,722       3,883,130
                                                                              --------------  --------------
NET ASSETS                                                                    $   45,942,307  $   25,738,546
                                                                              --------------  --------------

NET ASSET VALUE AND OFFERING PRICE
INSTITUTIONAL CLASS
 Net assets                                                                   $   19,136,743  $   22,604,151
                                                                              --------------  --------------
 Shares of beneficial interest                                                       828,225       1,671,708
                                                                              --------------  --------------
 Net asset value, offering and redemption price per share                     $        23.11  $        13.52
                                                                              --------------  --------------
RETAIL CLASS
 Net assets                                                                   $   26,805,564  $    3,134,395
                                                                              --------------  --------------
 Shares of beneficial interest                                                     1,187,443         237,902
                                                                              --------------  --------------
 Net asset value, offering and redemption price per share                     $        22.57  $        13.18
                                                                              --------------  --------------
ADMIN CLASS
 Net assets                                                                   $           --  $           --
                                                                              --------------  --------------
 Shares of beneficial interest                                                            --              --
                                                                              --------------  --------------
 Net asset value, offering and redemption price per share                     $           --  $           --
                                                                              --------------  --------------
Value of securities on loan (Note 2)                                          $   10,739,307  $    6,437,140
                                                                              --------------  --------------

                See accompanying notes to financial statements.

                 SMALL CAP VALUE   TAX-MANAGED
                      FUND         EQUITY FUND     VALUE FUND
                 ----------------------------------------------
                  $  994,742,576 $    5,638,133  $  145,344,028
                     184,675,040      1,263,701      14,704,489
                 ----------------------------------------------
                   1,179,417,616      6,901,834     160,048,517
                              --            186           1,167
                       2,561,507             --         841,434
                      15,232,377             --         634,853
                         747,665          3,919         128,477
                          60,561          5,164              --
                          20,879            177             475
                              --             --           6,348
                 ----------------------------------------------
                   1,198,040,605      6,911,280     161,661,271
                 ----------------------------------------------

                     233,154,648      1,295,532       8,114,902
                         518,344             --              --
                      14,071,439             --       3,341,502
                       2,295,960             --          69,878
                         593,800          2,781          75,247
                          46,179            322           6,844
                          91,839         26,265          29,696
                           7,240             --             202
                          50,012          9,821           4,782
                 ----------------------------------------------
                     250,829,461      1,334,721      11,643,053
                 ----------------------------------------------
                  $  947,211,144 $    5,576,559  $  150,018,218
                 ----------------------------------------------
                  $  723,908,818 $    7,303,347  $  130,939,826
                         356,175         58,082         341,171
                      38,271,111     (3,048,571)      4,032,732
                     184,675,040      1,263,701      14,704,489
                 ----------------------------------------------
                  $  947,211,144 $    5,576,559  $  150,018,218
                 ----------------------------------------------

                  $  500,271,032 $    5,576,559  $  135,123,518
                 ----------------------------------------------
                      18,096,925        518,515       6,119,410
                 ----------------------------------------------
                  $        27.64 $        10.75  $        22.08
                 ----------------------------------------------
                  $  366,301,005 $           --  $   14,894,700
                 ----------------------------------------------
                      13,354,297             --         675,509
                 ----------------------------------------------
                  $        27.43 $           --  $        22.05
                 ----------------------------------------------
                  $   80,639,107 $           --  $           --
                 ----------------------------------------------
                       2,976,490             --              --
                 ----------------------------------------------
                  $        27.09 $           --  $           --
                 ----------------------------------------------
                  $  227,710,633 $    1,269,374  $    7,934,195
                 ----------------------------------------------


                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                                                                     MID CAP      SMALL CAP
                                                                                   GROWTH FUND   GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                         $    126,523  $     24,286
Interest                                                                                52,910        28,628
Securities lending income (Note 2)                                                      24,285         9,209
Less net foreign taxes withheld                                                           (473)           --
                                                                                  ------------  ------------
                                                                                       203,245        62,123
                                                                                  ------------  ------------

EXPENSES
Management fees (Note 4)                                                               169,352        92,757
Distribution fees--Retail Class (Note 4)                                                33,517         3,745
Service and distribution fees--Admin Class (Note 4)                                         --            --
Trustees' fees and expenses (Note 4)                                                     7,142         6,663
Administrative fees (Note 4)                                                            12,862         7,043
Custodian fees and expenses                                                              8,848         8,667
Transfer agent fees and expenses--Institutional Class                                    5,318         7,652
Transfer agent fees and expenses--Retail Class                                          19,780         4,327
Transfer agent fees and expenses--Admin Class                                               --            --
Audit and tax services fees                                                             16,689        15,562
Registration fees                                                                       15,494        15,579
Shareholder reporting expenses                                                           5,847         1,758
Legal fees                                                                                 708           362
Expense recapture--Institutional Class (Note 4)                                             --            --
Expense recapture--Retail Class (Note 4)                                                    --            --
Miscellaneous expenses                                                                   3,394         2,810
                                                                                  ------------  ------------
Total expenses                                                                         298,951       166,925
Less reimbursement/waiver (Note 4)                                                     (39,821)      (39,511)
                                                                                  ------------  ------------
Net expenses                                                                           259,130       127,414
                                                                                  ------------  ------------
Net investment income (loss)                                                           (55,885)      (65,291)
                                                                                  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
REALIZED GAIN ON:
Investments--net                                                                     2,497,254     1,386,976
Foreign currency transactions--net                                                          12            --
                                                                                  ------------  ------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments--net                                                                     3,749,564     1,601,523
Foreign currency translations--net                                                          12            --
                                                                                  ------------  ------------
Net realized and unrealized gain on investments and foreign currency transactions    6,246,842     2,988,499
                                                                                  ------------  ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $  6,190,957  $  2,923,208
                                                                                  ------------  ------------

*Amount includes $653,450 of net realized gains related to a redemption-in-kind on October 20, 2006. The amount will not be recognized for Federal Income Tax purposes.
**Includes a non-recurring special dividend of $1,690,000 or $0.05 per share in which the source of the dividend has not been determined by the issuer.

                See accompanying notes to financial statements.

               SMALL CAP VALUE     TAX-MANAGED
                    FUND           EQUITY FUND     VALUE FUND
               -------------------------------------------------
                $    6,143,267** $       94,734  $      998,953
                       832,051            7,883         101,676
                       131,034              727           3,081
                            --               --            (314)
               -------------------------------------------------
                     7,106,352          103,344       1,103,396
               -------------------------------------------------

                     3,269,830           18,316         278,383
                       401,294               --           8,095
                       189,256               --              --
                        24,066            6,242           7,519
                       248,227            2,089          31,631
                        31,157            6,932          13,419
                        54,180            1,487           8,864
                       208,833               --           3,166
                        54,593               --              --
                        17,908           15,416          17,135
                        31,311           11,450          23,469
                        48,066              112           4,136
                        12,218              140             916
                            --               --          12,903
                            --               --           1,970
                        20,734            2,221           3,444
               -------------------------------------------------
                     4,611,673           64,405         415,050
                      (163,765)         (40,594)             --
               -------------------------------------------------
                     4,447,908           23,811         415,050
               -------------------------------------------------
                     2,658,444           79,533         688,346
               -------------------------------------------------


                    45,290,409          936,976*      4,748,116
                            --               --              --
               -------------------------------------------------

                    52,082,705         (517,079)      3,590,512
                            --               --              --
               -------------------------------------------------
                    97,373,114          419,897       8,338,628
               -------------------------------------------------

                $  100,031,558   $      499,430  $    9,026,974
               -------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

MID CAP GROWTH FUND


                                                                                    SIX MONTHS ENDED
                                                                                     MARCH 31, 2007      YEAR ENDED
                                                                                      (UNAUDITED)    SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                                   $   (55,885)      $   (302,912)
Net realized gain on investments and foreign currency transactions                      2,497,266          5,806,076
Net change in net unrealized appreciation (depreciation) on investments and foreign
 currency translations                                                                  3,749,576         (3,169,570)
                                                                                    ---------------- ------------------
Increase in net assets resulting from operations                                        6,190,957          2,333,594
                                                                                    ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                            --                 --
Retail Class                                                                                   --                 --
CAPITAL GAINS:
Institutional Class                                                                            --                 --
Retail Class                                                                                   --                 --
                                                                                    ---------------- ------------------
Total distributions                                                                            --                 --
                                                                                    ---------------- ------------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 8)               (4,383,587)       (10,159,975)
                                                                                    ---------------- ------------------
Total increase (decrease) in net assets                                                 1,807,370         (7,826,381)
NET ASSETS
Beginning of period                                                                    44,134,937         51,961,318
                                                                                    ---------------- ------------------
End of period                                                                         $45,942,307       $ 44,134,937
                                                                                    ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS                   $   (81,195)      $    (25,310)
                                                                                    ---------------- ------------------

SMALL CAP GROWTH FUND

                                                                                    SIX MONTHS ENDED
                                                                                     MARCH 31, 2007      YEAR ENDED
                                                                                      (UNAUDITED)    SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                                                   $   (65,291)      $  (164,347)
Net realized gain on investments                                                        1,386,976         2,479,317
Net change in net unrealized appreciation (depreciation) on investments                 1,601,523          (935,346)
                                                                                    ---------------- ------------------
Increase in net assets resulting from operations                                        2,923,208         1,379,624
                                                                                    ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                            --                --
Retail Class                                                                                   --                --
CAPITAL GAINS:
Institutional Class                                                                            --                --
Retail Class                                                                                   --                --
                                                                                    ---------------- ------------------
Total distributions                                                                            --                --
                                                                                    ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 8)      (580,295)        2,617,609
                                                                                    ---------------- ------------------
REDEMPTION FEES
Institutional Class                                                                             5            18,107
Retail Class                                                                                    1             3,369
                                                                                    ---------------- ------------------
Total increase in net assets                                                            2,342,919         4,018,709
NET ASSETS
Beginning of period                                                                    23,395,627        19,376,918
                                                                                    ---------------- ------------------
End of period                                                                         $25,738,546       $23,395,627
                                                                                    ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS                   $   (88,582)      $   (23,291)
                                                                                    ---------------- ------------------

                See accompanying notes to financial statements.

SMALL CAP VALUE FUND



                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2007      YEAR ENDED
                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                      $  2,658,444      $  2,541,737
Net realized gain on investments                                             45,290,409        94,104,228
Net change in net unrealized appreciation (depreciation) on investments      52,082,705       (18,494,360)
                                                                         ---------------- ------------------
Increase in net assets resulting from operations                            100,031,558        78,151,605
                                                                         ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                          (2,801,001)       (2,173,458)
Retail Class                                                                 (1,058,622)         (748,627)
Admin Class                                                                    (101,702)          (47,377)
CAPITAL GAINS:
Institutional Class                                                         (50,563,841)      (36,009,634)
Retail Class                                                                (32,749,823)      (21,502,778)
Admin Class                                                                  (7,983,100)       (6,186,131)
                                                                         ---------------- ------------------
Total distributions                                                         (95,258,089)      (66,668,005)
                                                                         ---------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 8)    143,659,696        80,692,685
                                                                         ---------------- ------------------
REDEMPTION FEES
Institutional Class                                                               3,622            17,840
Retail Class                                                                      2,485            11,357
Admin Class                                                                         584             2,753
                                                                         ---------------- ------------------
Total increase in net assets                                                148,439,856        92,208,235
NET ASSETS
Beginning of period                                                         798,771,288       706,563,053
                                                                         ---------------- ------------------
End of period                                                              $947,211,144      $798,771,288
                                                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                        $    356,175      $  1,659,056
                                                                         ---------------- ------------------

TAX-MANAGED EQUITY FUND

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2007      YEAR ENDED
                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                      $    79,533       $    66,073
Net realized gain on investments                                               936,976           210,739
Net change in net unrealized appreciation (depreciation) on investments       (517,079)          657,313
                                                                         ---------------- ------------------
Increase in net assets resulting from operations                               499,430           934,125
                                                                         ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                            (75,417)          (54,165)
CAPITAL GAINS:
Institutional Class                                                                 --                --
                                                                         ---------------- ------------------
Total distributions                                                            (75,417)          (54,165)
                                                                         ---------------- ------------------
DECREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 8)    (3,923,102)       (1,034,586)
                                                                         ---------------- ------------------
Total decrease in net assets                                                (3,499,089)         (154,626)
NET ASSETS
Beginning of period                                                          9,075,648         9,230,274
                                                                         ---------------- ------------------
End of period                                                              $ 5,576,559       $ 9,075,648
                                                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                        $    58,082       $    53,966
                                                                         ---------------- ------------------

                See accompanying notes to financial statements.

VALUE FUND


                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2007      YEAR ENDED
                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                      $    688,346      $   502,982
Net realized gain on investments                                              4,748,116        4,648,831
Net change in unrealized appreciation (depreciation) on investments           3,590,512        2,810,437
                                                                         ---------------- ------------------
Increase in net assets resulting from operations                              9,026,974        7,962,250
                                                                         ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                            (673,111)        (530,299)
Retail Class                                                                    (33,688)              --
CAPITAL GAINS:
Institutional Class                                                          (4,162,095)      (1,548,378)
Retail Class                                                                   (226,188)              --
                                                                         ---------------- ------------------
Total distributions                                                          (5,095,082)      (2,078,677)
                                                                         ---------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 8)     74,472,949       28,475,203
                                                                         ---------------- ------------------
Total increase in net assets                                                 78,404,841       34,358,776
NET ASSETS
Beginning of period                                                          71,613,377       37,254,601
                                                                         ---------------- ------------------
End of period                                                              $150,018,218      $71,613,377
                                                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                        $    341,171      $   359,624
                                                                         ---------------- ------------------

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                              INCOME (LOSS) FROM INVESTMENT
                                        OPERATIONS                            LESS DISTRIBUTIONS
                           -------------------------------------  ------------------------------------------
               Net asset                                            Dividends    Distributions
                value,        Net      Net realized  Total from        from        from net
               beginning   investment and unrealized investment   net investment   realized        Total
             of the period  loss(c)    gain (loss)   operations       income     capital gains distributions
------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2007(e)    $20.13       $(0.01)      $ 2.99       $ 2.98         $   --          $--         $   --
9/30/2006        19.00        (0.10)        1.23         1.13             --           --             --
9/30/2005        15.50        (0.10)        3.78         3.68          (0.18)          --          (0.18)
9/30/2004        13.69        (0.13)        1.94         1.81             --           --             --
9/30/2003        10.70        (0.10)        3.09         2.99             --           --             --
9/30/2002        13.56        (0.13)       (2.73)       (2.86)            --           --             --

RETAIL CLASS
3/31/2007(e)    $19.69       $(0.04)      $ 2.92       $ 2.88         $   --          $--         $   --
9/30/2006        18.63        (0.15)        1.21         1.06             --           --             --
9/30/2005        15.20        (0.14)        3.70         3.56          (0.13)          --          (0.13)
9/30/2004        13.46        (0.16)        1.90         1.74             --           --             --
9/30/2003        10.55        (0.13)        3.04         2.91             --           --             --
9/30/2002        13.41        (0.16)       (2.70)       (2.86)            --           --             --

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year, if applicable, are not annualized.
(b) The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Annualized for periods less than one year.
(e) For the six months ended March 31, 2007 (Unaudited).

                See accompanying notes to financial statements.

                                          RATIOS TO AVERAGE NET ASSETS
                                 -----------------------------------------------
Net asset            Net assets,                               Net     Portfolio
  value,     Total   end of the       Net          Gross    investment turnover
  end of   return(a)   period    expenses(b)(d) expenses(d)  loss(d)     rate
the period    (%)      (000's)        (%)           (%)        (%)        (%)
--------------------------------------------------------------------------------

  $23.11      14.8     $19,137        1.00         1.12       (0.10)       91
   20.13       6.0      17,467        1.00         1.12       (0.49)      211
   19.00      23.9      26,159        1.00         1.21       (0.60)      280
   15.50      13.2      25,191        1.00         1.17       (0.84)      284
   13.69      27.9      23,866        1.00         1.23       (0.88)      248
   10.70     (21.1)     13,421        1.00         1.31       (0.91)      220

  $22.57      14.6     $26,806        1.25         1.46       (0.35)       91
   19.69       5.7      26,668        1.25         1.52       (0.72)      211
   18.63      23.6      25,802        1.25         1.50       (0.85)      280
   15.20      12.9      25,382        1.25         1.42       (1.10)      284
   13.46      27.6      32,813        1.25         1.47       (1.13)      248
   10.55     (21.3)     26,885        1.25         1.45       (1.16)      220

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             INCOME (LOSS) FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                             -----------------------------------------  ------------------------------------------
                 Net asset      Net                                       Dividends    Distributions
                  value,     investment      Net realized  Total from        from        from net
                 beginning     income       and unrealized investment   net investment   realized        Total
               of the period (loss)(c)       gain (loss)   operations       income     capital gains distributions
------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2007(g)      $12.00       $(0.03)          $ 1.55       $ 1.52         $   --        $   --        $   --
9/30/2006          11.08        (0.08)            0.99         0.91             --            --            --
9/30/2005           8.96        (0.08)            2.20         2.12             --            --            --
9/30/2004           8.59        (0.09)            0.46         0.37             --            --            --
9/30/2003           6.35        (0.06)            2.30         2.24             --            --            --
9/30/2002           8.83        (0.08)           (2.40)       (2.48)            --            --            --

RETAIL CLASS
3/31/2007/(g)/    $11.71       $(0.05)          $ 1.52       $ 1.47         $   --        $   --        $   --
9/30/2006          10.84        (0.11)            0.97         0.86             --            --            --
9/30/2005           8.78        (0.11)            2.17         2.06             --            --            --
9/30/2004           8.45        (0.11)            0.44         0.33             --            --            --
9/30/2003           6.26        (0.08)            2.27         2.19             --            --            --
9/30/2002           8.72        (0.10)           (2.36)       (2.46)            --            --            --

SMALL CAP VALUE FUND

INSTITUTIONAL CLASS
3/31/2007(g)      $27.69       $ 0.11(h)        $ 3.17       $ 3.28         $(0.17)       $(3.16)       $(3.33)
9/30/2006          27.43         0.13             2.70         2.83          (0.15)        (2.42)        (2.57)
9/30/2005          25.75         0.13             4.22         4.35          (0.02)        (2.65)        (2.67)
9/30/2004          21.34         0.04             4.97         5.01          (0.05)        (0.55)        (0.60)
9/30/2003          17.28         0.05             4.01         4.06             --            --            --
9/30/2002          19.89         0.10            (0.36)       (0.26)         (0.11)        (2.24)        (2.35)

RETAIL CLASS
3/31/2007(g)      $27.46       $ 0.07(h)        $ 3.16       $ 3.23         $(0.10)       $(3.16)       $(3.26)
9/30/2006          27.23         0.06             2.67         2.73          (0.08)        (2.42)        (2.50)
9/30/2005          25.62         0.06             4.20         4.26             --         (2.65)        (2.65)
9/30/2004          21.25        (0.02)            4.95         4.93          (0.01)        (0.55)        (0.56)
9/30/2003          17.25        (0.00)(d)         4.00         4.00             --            --            --
9/30/2002          19.85         0.05            (0.35)       (0.30)         (0.06)        (2.24)        (2.30)

ADMIN CLASS
3/31/2007(g)      $27.14       $ 0.03(h)        $ 3.12       $ 3.15         $(0.04)       $(3.16)       $(3.20)
9/30/2006          26.94        (0.01)            2.65         2.64          (0.02)        (2.42)        (2.44)
9/30/2005          25.43        (0.00)(d)         4.16         4.16             --         (2.65)        (2.65)
9/30/2004          21.13        (0.08)            4.93         4.85             --         (0.55)        (0.55)
9/30/2003          17.20        (0.05)            3.98         3.93             --            --            --
9/30/2002          19.80        (0.00)(d)        (0.35)       (0.35)         (0.01)        (2.24)        (2.25)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable. Periods less than one year, if applicable, are not annualized.
(b) The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Amount rounds to less than $0.01 per share, if applicable.
(e) Includes expense recapture of 0.02%. See Note 4.
(f) Annualized for periods less than one year.
(g) For the six months ended March 31, 2007 (Unaudited).
(h) Includes a non-recurring special dividend of $1,690,000 or $0.05 per share in which the source of the dividend has not been determined by the issuer.

                See accompanying notes to financial statements.

                                                   RATIOS TO AVERAGE NET ASSETS
                                            --------------------------------------------
           Net asset            Net assets,                                  Net        Portfolio
             value,     Total     end of         Net          Gross       investment    turnover
Redemption   end of   return(a) the period  expenses(b)(f) expenses(f) income (loss)(f)   rate
fees/(d)/  the period    (%)      (000's)        (%)           (%)           (%)           (%)
-------------------------------------------------------------------------------------------------

  $0.00      $13.52      12.7    $ 22,604        1.00         1.29          (0.50)          47
   0.01       12.00       8.3      20,414        1.00         1.38          (0.69)         100
   0.00       11.08      23.7      15,785        1.00         1.70          (0.85)         227
   0.00        8.96       4.3      15,867        1.00         1.31          (0.95)         217
     --        8.59      35.3      22,519        1.00         1.19          (0.91)         190
     --        6.35     (28.1)     42,415        1.00         1.07          (0.90)         162

  $0.00      $13.18      12.5    $  3,134        1.25         1.76          (0.75)          47
   0.01       11.71       8.0       2,981        1.25         1.92          (0.94)         100
   0.00       10.84      23.5       3,592        1.25         1.87          (1.14)         227
   0.00        8.78       3.9      14,589        1.25         1.52          (1.19)         217
     --        8.45      35.0      30,345        1.25         1.43          (1.17)         190
     --        6.26     (28.2)     32,135        1.25         1.33          (1.15)         162


  $0.00      $27.64      12.4    $500,271        0.87         0.87           0.76           28
   0.00       27.69      11.2     442,714        0.89(e)      0.89(e)        0.47           62
   0.00       27.43      18.0     403,110        0.90         0.93           0.48           59
   0.00       25.75      23.8     346,356        0.90         0.93           0.16           70
     --       21.34      23.5     289,945        0.90         0.94           0.26           74
     --       17.28      (2.6)    234,370        0.94         0.96           0.48           86

  $0.00      $27.43      12.3    $366,301        1.15         1.23           0.48           28
   0.00       27.46      10.9     291,690        1.15         1.20           0.21           62
   0.00       27.23      17.7     235,948        1.15         1.20           0.24           59
   0.00       25.62      23.5     173,411        1.15         1.18          (0.08)          70
     --       21.25      23.2     140,152        1.15         1.20          (0.01)          74
     --       17.25      (2.8)     86,816        1.19         1.20           0.22           86

  $0.00      $27.09      12.1    $ 80,639        1.40         1.49           0.20           28
   0.00       27.14      10.6      64,367        1.40         1.46          (0.04)          62
   0.00       26.94      17.4      67,505        1.40         1.43          (0.01)          59
   0.00       25.43      23.3      62,680        1.40         1.43          (0.33)          70
     --       21.13      22.9      37,411        1.40         1.47          (0.27)          74
     --       17.20      (3.0)     24,655        1.44         1.53          (0.01)          86

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                           INCOME (LOSS) FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                           -----------------------------------------  ------------------------------------------
               Net asset                                                Dividends    Distributions
                value,        Net        Net realized   Total from         from        from net
               beginning   investment   and unrealized  investment    net investment   realized        Total
             of the period income(c)     gain (loss)    operations        income     capital gains distributions
----------------------------------------------------------------------------------------------------------------
TAX-MANAGED EQUITY FUND

INSTITUTIONAL CLASS
3/31/2007(e)    $10.18       $0.11          $ 0.54        $ 0.65          $(0.08)       $   --        $(0.08)
9/30/2006         9.20        0.07            0.97          1.04           (0.06)           --         (0.06)
9/30/2005         8.49        0.05            0.69          0.74           (0.03)           --         (0.03)
9/30/2004         7.66        0.05            0.97          1.02           (0.19)           --         (0.19)
9/30/2003         6.78        0.06            0.85          0.91           (0.03)           --         (0.03)
9/30/2002         7.67        0.06           (0.81)        (0.75)          (0.14)           --         (0.14)

VALUE FUND

INSTITUTIONAL CLASS
3/31/2007(e)    $21.05       $0.14          $ 1.95        $ 2.09          $(0.15)       $(0.91)       $(1.06)
9/30/2006        18.72        0.22            3.17          3.39           (0.27)        (0.79)        (1.06)
9/30/2005        15.95        0.20            2.83          3.03           (0.26)           --         (0.26)
9/30/2004        13.52        0.21            2.39          2.60           (0.17)           --         (0.17)
9/30/2003        11.17        0.15            2.29          2.44           (0.09)           --         (0.09)
9/30/2002        13.90        0.13           (2.42)        (2.29)          (0.16)        (0.28)        (0.44)

RETAIL CLASS
3/31/2007(e)    $21.04       $0.09          $ 1.97        $ 2.06          $(0.14)       $(0.91)       $(1.05)
9/30/2006*       19.69        0.02            1.33          1.35              --            --            --


* From commencement of Class operations on June 30, 2006, through September 30, 2006.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable. Periods less than one year, if applicable, are not annualized.
(b) The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Annualized for periods less than one year.
(e) For the six months ended March 31, 2007 (Unaudited).
(f) Includes expense recapture of 0.02%. and 0.06% for the Institutional Class and the Retail Class, respectively. See Note 4.

                See accompanying notes to financial statements.

                                     RATIOS TO AVERAGE NET ASSETS
                                 --------------------------------------
Net asset            Net assets,                               Net     Portfolio
  value,     Total     end of         Net          Gross    investment turnover
  end of   return(a) the period  expenses(b)(d) expenses(d) income(d)    rate
the period    (%)      (000's)        (%)           (%)        (%)        (%)
--------------------------------------------------------------------------------

  $10.75       6.4    $  5,577        0.65         1.76        2.17        16
   10.18      11.3       9,076        0.65         1.64        0.71        40
    9.20       8.7       9,230        0.65         2.02        0.59        38
    8.49      13.4       5,202        0.65         3.39        0.59        27
    7.66      13.5       2,490        0.65         1.82        0.81       200
    6.78     (10.1)     17,426        0.65         1.14        0.72       188


  $22.08      10.0    $135,124        0.72(f)      0.72(f)     1.26        19
   21.05      18.9      71,147        0.85         0.91        1.13        36
   18.72      19.2      37,255        0.85         0.92        1.13        34
   15.95      19.4      33,563        0.85         0.93        1.38        47
   13.52      22.0      37,959        0.85         0.92        1.23        56
   11.17     (17.2)     33,025        0.85         0.90        0.90        66

  $22.05       9.8    $ 14,895        1.10(f)      1.10(f)     0.80        19
   21.04       6.9         466        1.10         8.65        0.42        36

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)


1. ORGANIZATION. Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trusts in multiple series. Shares of Loomis Sayles Tax-Managed Equity Fund were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to its commencement of investment operations). Information presented in these financial statements pertains to certain equity funds of the Trusts; the financial statements for the remaining equity funds and the fixed income funds of the Trusts are presented in separate reports. The following funds (individually, a "Fund" and collectively, the "Funds") are included in this report:

LOOMIS SAYLES FUNDS I:
Loomis Sayles Small Cap Value Fund (the "Small Cap Value Fund")

LOOMIS SAYLES FUNDS II:
Loomis Sayles Mid Cap Growth Fund (the "Mid Cap Growth Fund"), formerly the Loomis Sayles Aggressive Growth Fund
Loomis Sayles Small Cap Growth Fund (the "Small Cap Growth Fund")
Loomis Sayles Tax-Managed Equity Fund (the "Tax-Managed Equity Fund") Loomis Sayles Value Fund (the "Value Fund")

On February 1, 2007, the Loomis Sayles Aggressive Growth Fund changed its name to the Loomis Sayles Mid Cap Growth Fund.

Each Fund offers Institutional Class Shares. Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund and Value Fund also offer Retail Class Shares. In addition, Small Cap Value Fund offers Admin Class Shares.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. The Funds estimate the recharacterization of distributions received from Real Estate Investment Trusts (REITs) into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2007, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

  -----------------------------------------------------------------------------

MARCH 31, 2007 (UNAUDITED)



  -----------------------------------------------------------------------------
F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions from REITs and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

  -----------------------------------------------------------------------------
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2006 was as follows:

                                     2006 DISTRIBUTIONS PAID FROM:
                                  ------------------------------------
                                   ORDINARY    LONG-TERM
          FUND                      INCOME   CAPITAL GAINS    TOTAL
          ----                    ---------- ------------- -----------
          Mid Cap Growth Fund     $       --   $        -- $        --
          Small Cap Growth Fund           --            --          --
          Small Cap Value Fund     8,314,591    58,353,414  66,668,005
          Tax-Managed Equity Fund     54,165            --      54,165
          Value Fund                 634,233     1,444,444   2,078,677

As of September 30, 2006, the capital loss carryforwards were as follows:

                                   MID CAP      SMALL CAP    SMALL CAP  TAX-MANAGED
CAPITAL LOSS CARRYFORWARD        GROWTH FUND   GROWTH FUND   VALUE FUND EQUITY FUND  VALUE FUND
-------------------------       ------------  -------------  ---------- -----------  ----------
Expires September 30, 2009      $         --  $          --     $--     $   (12,547)    $--
Expires September 30, 2010       (73,993,065)  (142,893,730)     --      (2,177,191)     --
Expires September 30, 2011       (21,142,388)   (59,283,040)     --      (1,662,157)     --
Expires September 30, 2012                --             --      --        (110,150)     --
Expires September 30, 2013                --             --      --         (17,395)     --
                                ------------  -------------  ---------- -----------  ----------
Total Capital Loss Carryforward $(95,135,453) $(202,176,770)    $--     $(3,979,440)    $--
                                ------------  -------------  ---------- -----------  ----------

  -----------------------------------------------------------------------------
G. REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

  -----------------------------------------------------------------------------
H. SECURITIES LENDING. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2007 were as follows:

                        MARKET VALUE
                        OF SECURITIES   VALUE OF
FUND                       ON LOAN     COLLATERAL
----                    ------------- ------------
Mid Cap Growth Fund     $ 10,739,307  $ 10,839,584
Small Cap Growth Fund      6,437,140     6,576,138
Small Cap Value Fund     227,710,633   233,154,648
Tax-Managed Equity Fund    1,269,374     1,295,532
Value Fund                 7,934,195     8,114,902

I. INDEMNIFICATIONS. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against Funds that have not yet occurred.

However, based on experience, the Funds expect the risk of loss to be remote.

J. NEW ACCOUNTING PRONOUNCEMENTS. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Funds' net assets and results of operations. In compliance with the recently issued SEC guidance the impacts, if any, will be reflected in the Funds' semiannual financial statements as of March 31, 2008.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2007, purchases and sales of securities (excluding short-term investments) were as follows:

FUND                     PURCHASES      SALES
----                    ------------ ------------
Mid Cap Growth Fund     $ 40,399,843 $ 44,334,488
Small Cap Growth Fund     11,279,444   12,000,434
Small Cap Value Fund     263,501,638  236,230,469
Tax-Managed Equity Fund    1,108,148    4,772,277
Value Fund                88,932,166   20,563,665

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2007, provide for fees at the following annual percentage rates of each Fund's average daily net assets:

                        PERCENTAGE OF
                        AVERAGE DAILY
FUND                     NET ASSETS
----                    -------------
Mid Cap Growth Fund         0.75%
Small Cap Growth Fund       0.75%
Small Cap Value Fund        0.75%
Tax-Managed Equity Fund     0.50%
Value Fund                  0.50%

Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until January 31, 2008 and will be reevaluated on an annual basis. For the six months ended March 31, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                              EXPENSE LIMIT AS A PERCENTAGE OF
                                  AVERAGE DAILY NET ASSETS
                        --------------------------------------------
FUND                    INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS
----                    ------------------- ------------ -----------
Mid Cap Growth Fund            1.00%           1.25%         --
Small Cap Growth Fund          1.00%           1.25%         --
Small Cap Value Fund           0.90%           1.15%        1.40%
Tax-Managed Equity Fund        0.65%            --           --
Value Fund                     0.85%           1.10%         --

MARCH 31, 2007 (UNAUDITED)



For the six months ended March 31, 2007, the management fees and waivers of management fees for each Fund were as follows:

                                                               PERCENTAGE OF
                                GROSS    WAIVER OF     NET     AVERAGE DAILY NET ASSETS
                              MANAGEMENT MANAGEMENT MANAGEMENT ------------------------
      FUND                       FEE        FEE        FEE     GROSS         NET
      ----                    ---------- ---------- ---------- -----        -----
      Mid Cap Growth Fund     $  169,352    $14,813 $  154,539 0.75%        0.68%
      Small Cap Growth Fund       92,757     27,598     65,159 0.75%        0.53%
      Small Cap Value Fund     3,269,830         --  3,269,830 0.75%        0.75%
      Tax-Managed Equity Fund     18,316         --     18,316 0.50%        0.50%
      Value Fund                 278,383         --    278,383 0.50%        0.50%

For the six months ended March 31, 2007, in addition to the waiver of management fees, expenses have been reimbursed as follows:

                         EXPENSES
FUND                    REIMBURSED
----                    ----------
Mid Cap Growth Fund       $ 25,008
Small Cap Growth Fund       11,913
Small Cap Value Fund       163,765
Tax-Managed Equity Fund     40,594
Value Fund                      --

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through a reduction of its management fee or otherwise) on a Class by Class basis in later periods to the extent a Class' expenses fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expenses was deferred. At March 31, 2007, the amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                           EXPENSES SUBJECT TO POSSIBLE REIMBURSEMENT UNTIL
                                          SEPTEMBER 30, 2007
                         -----------------------------------------------------
 FUND                    INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS  TOTAL
 ----                    ------------------- ------------ ----------- --------
 Mid Cap Growth Fund                 $22,586     $ 77,847     $    -- $100,433
 Small Cap Growth Fund                72,414       23,404          --   95,818
 Small Cap Value Fund                     --      134,548      40,102  174,650
 Tax-Managed Equity Fund              91,352           --          --   91,352
 Value Fund                           25,367        1,970          --   27,337

                           EXPENSES SUBJECT TO POSSIBLE REIMBURSEMENT UNTIL
                                          SEPTEMBER 30, 2008
                         -----------------------------------------------------
 FUND                    INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS  TOTAL
 ----                    ------------------- ------------ ----------- --------
 Mid Cap Growth Fund                 $11,296     $ 28,525     $    -- $ 39,821
 Small Cap Growth Fund                31,849        7,662          --   39,511
 Small Cap Value Fund                     --      127,973      35,792  163,765
 Tax-Managed Equity Fund              40,594           --          --   40,594
 Value Fund                               --           --          --       --

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by IXIS Asset Management US Group, L.P. ("IXIS US Group"), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

B. ADMINISTRATIVE FEES. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") a wholly-owned subsidiary of IXIS US Group, provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. IXIS Advisors is a limited partnership whose sole general partner, IXIS Asset Management Distribution Corporation, is an indirect wholly-owned subsidiary of IXIS US Group. Pursuant to an agreement among the Trusts, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Trusts and IXIS Advisor Funds Trusts,

0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Trusts and IXIS Advisor Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2007, amounts paid to IXIS Advisors for administrative fees were as follows:

FUND                    ADMINISTRATIVE FEES
----                    -------------------
Mid Cap Growth Fund                $ 12,862
Small Cap Growth Fund                 7,043
Small Cap Value Fund                248,227
Tax-Managed Equity Fund               2,089
Value Fund                           31,631

C. SERVICE AND DISTRIBUTION FEES. The Trusts have entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the funds.

Pursuant to Rule 12b-1 under the 1940 Act, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund and Value Fund have adopted Distribution Plans relating to their Retail Class shares (the "Retail Class Plan") and Small Cap Value Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays IXIS Distributors a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Small Cap Value Fund may pay a administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares, to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

For the six months ended March 31, 2007, the Funds paid the following service and distributions fees:

                                 SERVICE FEES    DISTRIBUTION FEES
                                 ------------ ------------------------
         FUND                    ADMIN CLASS  RETAIL CLASS ADMIN CLASS
         ----                    ------------ ------------ -----------
         Mid Cap Growth Fund          $    --     $ 33,517     $    --
         Small Cap Growth Fund             --        3,745          --
         Small Cap Value Fund          94,628      401,294      94,628
         Tax-Managed Equity Fund           --           --          --
         Value Fund                        --        8,095          --

D. TRUSTEES FEES AND EXPENSES. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

MARCH 31, 2007 (UNAUDITED)



E. REDEMPTION FEES. Shareholders of Small Cap Growth Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, any class of shares of such Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund.

The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented on the Statements of Changes in Net Assets.

5. LINE OF CREDIT. Each Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2007, the Funds had no borrowings under this agreement.

6. BROKERAGE COMMISSION RECAPTURE. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains in the Statements of Operations. For the six months ended March 31, 2007, amounts rebated under these agreements were as follows:

FUND                    REBATES
----                    -------
Mid Cap Growth Fund     $ 7,590
Small Cap Growth Fund     1,401
Small Cap Value Fund     16,218
Tax-Managed Equity Fund      --
Value Fund               21,053

7. SHAREHOLDERS. At March 31, 2007, the Loomis Sayles Funded Pension Plan ("Pension Plan") and the Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                   PROFIT SHARING
FUND                  PENSION PLAN RETIREMENT PLAN
----                  ------------ ---------------
Mid Cap Growth Fund        319,727         320,091
Small Cap Growth Fund      364,448         351,845
Small Cap Value Fund       373,666         701,767
Value Fund                 498,461         577,391

At March 31, 2007, two shareholders individually owned more than 5% of the Mid Cap Growth Fund's total outstanding shares, representing, in aggregate, 20.0% of the Fund: two shareholders individually owned more than 5% of the Small Cap Growth Fund's total outstanding shares, representing, in aggregate, 20.0% of the Fund; one shareholder individually owned more than 5% of the Small Cap Value Fund's outstanding shares, representing, in aggregate 5.1% of the Fund: three shareholders individually owned more than 5% of the Tax-Managed Equity Fund's total outstanding shares, representing, in aggregate, 20.9% of the Fund; and one shareholder individually owned more than 5% of the Value Fund's total outstanding shares, representing, in aggregate, 8.2% of the Fund.

8. CAPITAL SHARES. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                  MID CAP GROWTH FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                      Shares           Amount         Shares         Amount
INSTITUTIONAL CLASS                  --------       -----------      --------     ------------
Issued from the sale of shares         30,370       $   669,756       113,035     $  2,403,816
Issued in connection with
  the reinvestment of distributions        --                --            --               --
Redeemed                              (69,785)       (1,545,512)     (622,265)     (12,061,960)
                                     --------       ---------------  -----------  ---------------
Net Change                            (39,415)      $  (875,756)     (509,230)    $ (9,658,144)
                                     --------       ---------------  -----------  ---------------

RETAIL CLASS
Issued from the sale of shares        145,850       $ 3,155,019       466,779     $  9,602,643
Issued in connection with
  the reinvestment of distributions        --                --            --               --
Redeemed                             (312,562)       (6,662,850)     (497,710)     (10,104,474)
                                     --------       ---------------  -----------  ---------------
Net Change                           (166,712)      $(3,507,831)      (30,931)    $   (501,831)
                                     --------       ---------------  -----------  ---------------
Increase (decrease) from capital
  share transactions                 (206,127)      $(4,383,587)     (540,161)    $(10,159,975)
                                     --------       ---------------  -----------  ---------------

                                                 SMALL CAP GROWTH FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                      Shares           Amount         Shares         Amount
INSTITUTIONAL CLASS                  --------       -----------      --------     ------------
Issued from the sale of shares         66,580       $   863,380       514,581     $  6,313,604
Issued in connection with
  the reinvestment of distributions        --                --            --               --
Redeemed                              (95,545)       (1,236,714)     (238,173)      (2,861,514)
                                     --------       ---------------  -----------  ---------------
Net Change                            (28,965)      $  (373,334)      276,408     $  3,452,090
                                     --------       ---------------  -----------  ---------------

RETAIL CLASS
Issued from the sale of shares         49,568       $   632,566       118,067     $  1,415,130
Issued in connection with the
  reinvestment of distributions            --                --            --               --
Redeemed                              (66,260)         (839,527)     (194,917)      (2,249,611)
                                     --------       ---------------  -----------  ---------------
Net Change                            (16,692)      $  (206,961)      (76,850)    $   (834,481)
                                     --------       ---------------  -----------  ---------------
Increase (decrease) from capital
  share transactions                  (45,657)      $  (580,295)      199,558     $  2,617,609
                                     --------       ---------------  -----------  ---------------

MARCH 31, 2007 (UNAUDITED)


                                                    SMALL CAP VALUE FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        1,817,313     $ 50,577,316      2,676,286    $ 73,004,753
Issued in connection with the
  reinvestment of distributions       1,908,337       50,494,585      1,409,958      35,671,938
Redeemed                             (1,618,730)     (44,938,501)    (2,792,941)    (76,314,037)
                                     ----------     ---------------  ------------  --------------
Net Change                            2,106,920     $ 56,133,400      1,293,303    $ 32,362,654
                                     ----------     ---------------  ------------  --------------

RETAIL CLASS
Issued from the sale of shares        4,353,771     $119,240,061      4,178,708    $113,429,036
Issued in connection with the
  reinvestment of distributions       1,279,692       33,617,502        879,102      22,100,621
Redeemed                             (2,899,639)     (81,194,117)    (3,102,060)    (83,870,790)
                                     ----------     ---------------  ------------  --------------
Net Change                            2,733,824     $ 71,663,446      1,955,750    $ 51,658,867
                                     ----------     ---------------  ------------  --------------

ADMIN CLASS
Issued from the sale of shares          850,148     $ 22,948,399        834,549    $ 22,351,432
Issued in connection with the
  reinvestment of distributions         292,721        7,599,048        237,129       5,902,138
Redeemed                               (538,178)     (14,684,597)    (1,206,021)    (31,582,406)
                                     ----------     ---------------  ------------  --------------
Net Change                              604,691     $ 15,862,850       (134,343)   $ (3,328,836)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                  5,445,435     $143,659,696      3,114,710    $ 80,692,685
                                     ----------     ---------------  ------------  --------------

                                                   TAX-MANAGED EQUITY FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares           73,901     $    769,991        110,105    $  1,042,547
Issued in connection with
  the reinvestment of distributions       6,824           70,495          4,870          45,436
Redemptions-in-kind*                   (261,354)      (2,702,405)
Redeemed                               (192,511)      (2,061,183)      (226,157)     (2,122,569)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                   (373,140)    $ (3,923,102)      (111,182)   $ (1,034,586)
                                     ----------     ---------------  ------------  --------------
*On October 20, 2006, IXIS US Group liquidated its position of 261,534 shares. This was accomplished through a redemption-in-kind which included $2,453,150 of securities and
 $249,255 in cash.

                                                        VALUE FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006/(a)/
                                     ------------------------------  ---------------------------------

                                       Shares          Amount          Shares            Amount
INSTITUTIONAL CLASS                  ---------      ------------     ---------        -----------
Issued from the sale of shares       3,428,762      $ 75,499,076     1,543,164        $31,129,107
Issued in connection with
  the reinvestment of distributions    186,666         4,059,991       111,464          2,043,141
Redeemed                              (876,046)      (19,421,740)     (264,649)        (5,153,539)
                                     ---------      ---------------  ---------------  ----------------
Net Change                           2,739,382        60,137,327     1,389,979        $28,018,709
                                     ---------      ---------------  ---------------  ----------------
RETAIL CLASS
Issued from the sale of shares         700,897      $ 15,382,918        22,169        $   456,494
Issued in connection with
  the reinvestment of distributions     11,954           259,876            --                 --
Redeemed                               (59,511)       (1,307,172)           --                 --
                                     ---------      ---------------  ---------------  ----------------
Net Change                             653,340      $ 14,335,622        22,169        $   456,494
                                     ---------      ---------------  ---------------  ----------------
Increase (decrease) from capital
  share transactions                 3,392,722      $ 74,472,949     1,412,148        $28,475,203
                                     ---------      ---------------  ---------------  ----------------
(a)For Retail Class, from June 30, 2006, commencement of operations.

9. SUBSEQUENT EVENT. On or about June 1, 2007, any outstanding Retail Class shares and Institutional Class shares of the Loomis Sayles Value Fund will be redesignated as Class A shares and Class Y shares of the Fund, respectively. Expenses relating to these classes of shares will not change as a result of the redesignations. Also on such date, Class B shares and Class C shares will be added to the Fund.

[LOGO] LS LOOMIS SAYLES FUNDS

         Loomis Sayles Bond Fund
         Loomis Sayles Fixed Income Fund
         Loomis Sayles Global Bond Fund
         Loomis Sayles Inflation Protected Securities Fund
         Loomis Sayles Institutional High Income Fund
         Loomis Sayles Intermediate Duration Fixed Income Fund
         Loomis Sayles Investment Grade Fixed Income Fund


                    TABLE OF CONTENTS

                    Fund and Manager Reviews              1

                    Portfolio of Investments             18

                    Statements of Assets and Liabilities 83

                    Statements of Operations             85

                    Statements of Changes in Net Assets  87

                    Financial Highlights                 91

                    Notes to Financial Statements        97

         SEMIANNUAL REPORT
         MARCH 31, 2007 (Unaudited)

FUND AND MANAGER REVIEW

LOOMIS SAYLES BOND FUND

                                   [PHOTO]
         [PHOTO]

                             MATTHEW EAGAN, CFA
  DANIEL FUSS, CFA, CIC    Associate Manager since
  Manager since May 1991        February 2007
                                   [PHOTO]
         [PHOTO]

                                ELAINE STOKES
  KATHLEEN GAFFNEY, CFA    Associate Manager since
Manager since October 1997      February 2007

 FUND FACTS
 SYMBOL | Institutional: LSBDX;
 Retail: LSBRX; Admin: LBFAX
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests primarily in investment-grade fixed-income securities, although it may invest up to 35% of assets in lower rated fixed-income securities and up to 20% of its assets in preferred stocks. The Fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities. FUND INCEPTION DATE | 5/16/91
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/16/91; Retail: 1/2/97;
 Admin: 1/2/98
 TOTAL NET ASSETS | $10,763.8 million

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Lehman US Government/Credit Index, for the six-month period ended March 31, 2007. Security selection, particularly within the out-of-Benchmark sectors, accounted for the Fund's better relative return compared to the Index. The Fund was well positioned to take advantage of the continued outperformance of the high-yield market, with nearly one-quarter of the Fund's holdings rated below investment grade.

Most sectors within the Fund contributed positively to performance. With the US dollar remaining under pressure, our non-US-dollar holdings were among the Fund's top performers. In addition, our high-yield holdings, particularly in the industrials sector, generated strong performance. Convertibles also performed well, driven by individual names within the communications industry.

At the industry level, the banking, communications and consumer non-cyclical areas were the best contributors to total return. Our banking holdings were led by foreign-currency-denominated issues, including the Thai baht, Brazilian real and Icelandic krona.

The Fund remained positioned to capture the benefits of a strong global economy. Overall, most of the Fund's foreign holdings contributed to excess return, with the exception of the Canadian dollar. Canadian-dollar- denominated bonds lagged throughout the period, as short-duration government issues performed poorly. Our Latin American holdings posted positive returns, with Brazilian-real- and Mexican-peso-denominated securities contributing the most to total performance in the non-US-dollar allocation. Other leaders included the New Zealand dollar and Thai baht.

The Fund's overall credit quality improved during the period, from Baa1 to A2. Fund holdings throughout the quality spectrum generated positive performance, with lower-rated (CAA) and high-quality (AAA-rated) bonds contributing to positive excess return.

OUTLOOK
We believe range-bound yields and occasional bouts of widening credit spreads will drive returns. It is premature, in our view, to be overly concerned with talk of recession, Federal Reserve easing and significantly wider spreads. We believe most sectors of the bond market should generate modest returns in 2007.

We remain concerned about the stretched valuations in high yield. The first quarter's brief spike in volatility left only modestly wider spreads in its wake. Valuations have improved, in our view, but still remain relatively rich. Full valuations and the potential for headlines to influence risk appetites cause us to expect modest gains in high yield. We think careful security selection and tactical adjustments to high-yield exposure should enhance returns.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                       SINCE
                 6 MONTHS*  1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
                ------------------------------------------------
                 LOOMIS SAYLES BOND: INSTITUTIONAL
                  4.87%     10.66%  13.75%   9.83%     11.22%
                ------------------------------------------------
                 LOOMIS SAYLES BOND: RETAIL(c)
                  4.67      10.35   13.46    9.55      10.94
                ------------------------------------------------
                 LOOMIS SAYLES BOND: ADMIN(c)
                  4.54      10.07   13.16    9.21      10.44
                ------------------------------------------------
                 LEHMAN US GOVERNMENT/CREDIT INDEX(d)
                  2.52       6.38    5.57    6.51       7.03
                ------------------------------------------------
                 LIPPER BBB-RATED FUNDS INDEX(d)
                  3.29       7.37    6.34    6.22       7.07
                ------------------------------------------------

                 GROSS EXPENSE RATIO (before waivers and reimbursements)**
                Institutional: 0.75%     Retail: 1.02%     Admin: 1.30%
                -----------------------------------------------------------
                 NET EXPENSE RATIO (after waivers and reimbursements)**
                Institutional: 0.75%     Retail: 1.01%     Admin: 1.26%
                -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE(e)

 INCEPTION TO MARCH 31, 2007(b)

                                    [CHART]

              Loomis Sayles            Lipper BBB         Lehman US Government/
               Bond Fund        Rated Funds Index/(d)/      Credit Index/(d)/
              -------------     ----------------------    ---------------------
 5/16/1991       $100,000
 5/31/1991         99,600               100,000                 100,000
 6/30/1991         98,096                99,747                  99,892
 7/31/1991        100,499               100,836                 101,145
 8/31/1991        104,600               103,268                 103,476
 9/30/1991        104,799               105,513                 105,637
10/31/1991        107,712               106,479                 106,581
11/30/1991        106,592               107,336                 107,643
12/31/1991        108,873               111,368                 111,274
 1/31/1992        110,571               110,015                 109,624
 2/29/1992        113,335               110,624                 110,206
 3/31/1992        112,485               110,252                 109,604
 4/30/1992        114,094               110,825                 110,257
 5/31/1992        117,460               113,076                 112,397
 6/30/1992        117,894               114,733                 114,044
 7/31/1992        121,714               117,888                 116,961
 8/31/1992        122,822               118,972                 118,005
 9/30/1992        123,485               120,412                 119,616
10/31/1992        122,053               118,295                 117,791
11/30/1992        123,297               118,435                 117,696
12/31/1992        124,419               120,402                 119,710
 1/31/1993        128,737               123,029                 122,315
 2/28/1993        131,260               125,931                 124,854
 3/31/1993        133,898               126,710                 125,277
 4/30/1993        135,934               127,660                 126,241
 5/31/1993        138,122               127,964                 126,174
 6/30/1993        141,050               130,840                 129,038
 7/31/1993        144,478               132,058                 129,862
 8/31/1993        147,079               135,135                 132,844
 9/30/1993        147,329               135,527                 133,306
10/31/1993        149,553               136,467                 133,851
11/30/1993        150,181               134,898                 132,338
12/31/1993        152,044               135,806                 132,916
 1/31/1994        158,065               138,160                 134,917
 2/28/1994        155,393               135,150                 131,982
 3/31/1994        149,784               131,299                 128,754
 4/30/1994        146,428               129,715                 127,688
 5/31/1994        145,887               129,384                 127,452
 6/30/1994        145,478               128,847                 127,153
 7/31/1994        147,689               131,052                 129,695
 8/31/1994        149,905               131,568                 129,748
 9/30/1994        148,106               129,751                 127,783
10/31/1994        147,425               129,338                 127,641
11/30/1994        145,449               128,992                 127,413
12/31/1994        145,871               129,637                 128,253
 1/31/1995        148,920               131,728                 130,715
 2/28/1995        153,268               134,738                 133,746
 3/31/1995        156,609               135,796                 134,643
 4/30/1995        162,326               138,238                 136,522
 5/31/1995        171,026               144,200                 142,244
 6/30/1995        173,386               145,289                 143,380
 7/31/1995        172,901               144,949                 142,828
 8/31/1995        176,497               147,081                 144,655
 9/30/1995        180,839               148,805                 146,124
10/31/1995        182,629               150,787                 148,270
11/30/1995        188,108               153,260                 150,711
12/31/1995        192,472               155,790                 152,932
 1/31/1996        196,380               157,049                 153,884
 2/29/1996        190,429               153,745                 150,619
 3/31/1996        190,582               152,611                 149,354
 4/30/1996        189,038               151,637                 148,329
 5/31/1996        191,098               151,533                 148,079
 6/30/1996        193,640               153,269                 150,056
 7/31/1996        193,543               153,649                 150,406
 8/31/1996        195,169               153,573                 150,036
 9/30/1996        201,239               156,646                 152,704
10/31/1996        207,960               160,406                 156,268
11/30/1996        216,050               163,983                 159,145
12/31/1996        212,269               162,396                 157,371
 1/31/1997        212,099               162,912                 157,558
 2/28/1997        215,196               163,841                 157,890
 3/31/1997        211,774               161,312                 156,014
 4/30/1997        214,527               163,695                 158,296
 5/31/1997        219,247               165,569                 159,773
 6/30/1997        224,136               168,038                 161,690
 7/31/1997        235,656               173,848                 166,637
 8/31/1997        230,496               171,545                 164,767
 9/30/1997        237,964               174,563                 167,357
10/31/1997        237,155               176,336                 170,038
11/30/1997        238,411               177,198                 170,933
12/31/1997        239,198               179,099                 172,727
 1/31/1998        242,188               181,384                 175,162
 2/28/1998        244,804               181,318                 174,806
 3/31/1998        248,354               182,238                 175,345
 4/30/1998        249,297               183,019                 176,226
 5/31/1998        249,297               184,584                 178,120
 6/30/1998        249,497               185,938                 179,932
 7/31/1998        246,827               185,794                 180,075
 8/31/1998        229,105               184,443                 183,594
 9/30/1998        237,009               188,246                 188,844
10/31/1998        236,322               185,924                 187,510
11/30/1998        250,761               189,362                 188,627
12/31/1998        250,460               189,832                 189,090
 1/31/1999        255,068               191,484                 190,433
 2/28/1999        250,452               187,341                 185,907
 3/31/1999        259,468               189,429                 186,830
 4/30/1999        268,420               190,787                 187,294
 5/31/1999        262,219               188,213                 185,360
 6/30/1999        260,515               187,225                 184,782
 7/31/1999        256,555               186,280                 184,271
 8/31/1999        254,169               185,591                 184,123
 9/30/1999        255,033               187,186                 185,783
10/31/1999        255,237               187,553                 186,265
11/30/1999        257,687               188,007                 186,161
12/31/1999        261,759               187,704                 185,028
 1/31/2000        261,314               187,153                 184,977
 2/29/2000        269,258               189,455                 187,296
 3/31/2000        272,893               191,201                 190,002
 4/30/2000        265,525               188,881                 189,076
 5/31/2000        261,834               187,444                 188,905
 6/30/2000        270,160               192,187                 192,762
 7/31/2000        271,322               193,011                 194,803
 8/31/2000        277,454               196,532                 197,553
 9/30/2000        272,265               197,091                 198,297
10/31/2000        265,187               196,454                 199,540
11/30/2000        263,993               198,276                 202,952
12/31/2000        273,180               202,427                 206,957
 1/31/2001        281,075               207,324                 210,429
 2/28/2001        281,806               209,372                 212,600
 3/31/2001        274,366               209,241                 213,576
 4/30/2001        271,074               208,094                 211,975
 5/31/2001        274,598               209,971                 213,194
 6/30/2001        272,895               210,216                 214,217
 7/31/2001        277,289               214,984                 219,555
 8/31/2001        282,696               217,562                 222,374
 9/30/2001        273,056               215,703                 224,419
10/31/2001        279,882               220,277                 230,114
11/30/2001        282,261               218,851                 226,337
12/31/2001        280,427               217,514                 224,553
 1/31/2002        282,586               218,704                 226,203
 2/28/2002        284,197               219,749                 228,123
 3/31/2002        284,026               216,868                 223,495
 4/30/2002        291,411               220,186                 227,824
 5/31/2002        296,889               221,927                 229,927
 6/30/2002        293,267               220,884                 231,882
 7/31/2002        284,616               219,778                 234,675
 8/31/2002        295,773               224,220                 239,936
 9/30/2002        293,614               226,240                 245,097
10/31/2002        297,607               224,625                 242,755
11/30/2002        307,279               227,862                 242,898
12/31/2002        317,880               233,167                 249,334
 1/31/2003        327,417               234,712                 249,326
 2/28/2003        335,799               238,662                 253,768
 3/31/2003        339,526               239,070                 253,437
 4/30/2003        355,110               243,895                 256,146
 5/31/2003        372,475               250,282                 263,425
 6/30/2003        377,168               250,607                 262,371
 7/31/2003        362,836               242,067                 251,372
 8/31/2003        366,428               243,978                 253,030
 9/30/2003        384,456               251,492                 261,045
10/31/2003        389,300               250,496                 257,741
11/30/2003        398,410               252,217                 258,425
12/31/2003        410,601               255,893                 260,974
 1/31/2004        414,625               258,222                 263,345
 2/29/2004        415,869               260,503                 266,566
 3/31/2004        420,069               262,293                 269,013
 4/30/2004        404,485               255,610                 260,754
 5/31/2004        399,510               253,667                 259,419
 6/30/2004        405,263               255,164                 260,487
 7/31/2004        410,004               257,831                 263,238
 8/31/2004        421,730               263,069                 268,809
 9/30/2004        432,358               264,699                 269,749
10/31/2004        441,654               267,315                 272,086
11/30/2004        450,663               266,428                 269,058
12/31/2004        457,018               269,463                 271,918
 1/31/2005        454,367               270,891                 273,809
 2/28/2005        459,320               270,453                 272,005
 3/31/2005        452,659               267,414                 270,089
 4/30/2005        450,985               269,597                 274,139
 5/31/2005        455,991               272,404                 277,577
 6/30/2005        463,651               274,707                 279,391
 7/31/2005        465,691               273,435                 276,246
 8/31/2005        471,792               276,832                 280,370
 9/30/2005        472,877               274,069                 276,702
10/31/2005        468,432               271,697                 274,334
11/30/2005        471,149               272,813                 275,740
12/31/2005        476,190               275,489                 278,360
 1/31/2006        486,714               276,495                 277,851
 2/28/2006        492,700               277,767                 278,602
 3/31/2006        488,414               274,728                 275,541
 4/30/2006        495,887               274,550                 274,678
 5/31/2006        492,316               273,887                 274,525
 6/30/2006        490,987               273,924                 275,156
 7/31/2006        497,812               277,715                 278,738
 8/31/2006        510,755               282,785                 283,146
 9/30/2006        515,352               285,574                 285,917
10/31/2006        524,473               288,063                 287,717
11/30/2006        532,131               292,058                 291,084
12/31/2006        529,896               290,028                 288,877
 1/31/2007        529,896               290,436                 288,637
 2/28/2007        541,024               296,042                 293,619
 3/31/2007        540,428               294,967                 293,110



Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted. Gross expense ratio as stated in the most recent fund prospectus.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Inception date of the Institutional, Retail and Admin Classes of shares are May 16, 1991, December 31, 1996 and January 2, 1998, respectively. (b) The mountain chart is based on the initial minimum investment of $100,000 for the Institutional Class. (c) Performance shown for periods prior to the inception date of the Retail Class and the Admin Class represents the performance of the Institutional Class during the periods shown, adjusted to reflect the current levels of 12b-1 fees payable by the respective classes of shares. (d) See page 15 for a description of the indices. Index performance data is not available coincident with the Fund's inception date; the beginning value of the index is the value as of the month end closest to the Fund's inception date. (e) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes would be lower, due to higher fees.

WHAT YOU SHOULD KNOW

High-yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES FIXED INCOME FUND

                                   [PHOTO]
         [PHOTO]

                             MATTHEW EAGAN, CFA
  DANIEL FUSS, CFA, CIC    Associate Manager since
Manager since January 1995      February 2007

         [PHOTO]                   [PHOTO]


  KATHLEEN GAFFNEY, CFA         ELAINE STOKES
 Associate Manager since   Associate Manager since
      February 2007             February 2007

 FUND FACTS
 SYMBOL | LSFIX
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests primarily in fixed- income securities, may invest up to 35% of its assets in lower-rated fixed-income securities and up to 20% of its assets in preferred stocks. The Fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities.
 FUND INCEPTION DATE | 1/17/95
 FUND REGISTRATION DATE | 3/7/97
 TOTAL NET ASSETS | $523.5 million

PORTFOLIO REVIEW
The Fund significantly outperformed its Benchmark, the Lehman US
Government/Credit Index, during the six months ended March 31, 2007. The primary drivers of outperformance were our security and market selections, particularly among non-US-dollar markets.

Non-US-dollar and high-yield industrials represented the Fund's strongest contributors, from a sector perspective. Convertibles, investment-grade industrials and emerging-market sectors also made notable contributions to excess return. Security selection proved to be the most influential factor on returns, specifically within the sovereign, communications and banking sectors, where non-US-dollar-denominated holdings dominated. Canadian-dollar-denominated bonds lagged on the heels of the currency's relative underperformance during the six-month period.

The Fund held a little over 34% of its net assets in foreign-currency-denominated issues. Our investments in the Brazilian real, Thai baht and New Zealand dollar posted the strongest returns, reflecting continued dollar flows into emerging markets and other high-yielding currencies as an outgrowth of the market's vigorous risk appetite. The laggards in currency investments included the Canadian dollar and South Korean won.

The Fund's average credit quality remained Baa1/BBB+ throughout the six-month period. Nearly 70% of the Portfolio was invested in investment-grade issues at March 31, 2007, but we tactically shifted the allocation to high yield over that time. Among higher-rated securities, non-US-dollar-denominated holdings contributed most significantly. Still, the remaining allocation to high-yield bonds boosted returns strongly, due to prudent security selection in the context of a robust market-wide risk appetite.

OUTLOOK

We believe range-bound yields and occasional bouts of widening credit spreads will drive returns. It is premature, in our view, to be overly concerned with talk of recession, Federal Reserve easing and significantly wider spreads. We believe most sectors of the bond market have the potential to generate modest returns in 2007.

Modest volatility generally favors mortgage-backed securities, and we view valuations in this sector as attractive, although mortgages may feel the temporary impact of the subprime lending fallout. We believe the consumer asset-backed sector offers stable, liquid cash substitutes. We expect credit quality to remain strong and spreads tight, although careful analysis will be required in the home-equity loan area.

We remain concerned about the stretched valuations in high yield. The first quarter's brief spike in volatility left only modestly wider spreads in its wake. Valuations have improved, in our view, but still remain relatively rich. Full valuations and the potential for headlines to influence risk appetites cause us to expect modest gains in high yield. We think careful security selection and tactical adjustments to high-yield exposure should enhance returns.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                 SINCE         SINCE
         6 MONTHS*  1 YEAR 5 YEARS 10 YEARS REGISTRATION(a) INCEPTION(a)
        ----------------------------------------------------------------
         LOOMIS SAYLES FIXED INCOME: INSTITUTIONAL
          5.78%     10.72%  13.67%   9.76%       9.55%         10.99%
        ----------------------------------------------------------------
         LEHMAN US GOVERNMENT/CREDIT INDEX(b)
          2.52       6.38    5.57    6.51        6.33           6.86
        ----------------------------------------------------------------
         LIPPER BBB-RATED FUNDS INDEX(b)
          3.29       7.37    6.34    6.22        6.00           6.85
        ----------------------------------------------------------------
         GROSS EXPENSE RATIO (before waivers and reimbursements)**
        Institutional: 0.60%
        ----------------------------------------------------------------
         NET EXPENSE RATIO (after waivers and reimbursements)**
        Institutional: 0.60%
        ----------------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 REGISTRATION TO MARCH 31, 2007(c)

                                    [CHART]

                Loomis Sayles Fixed   Lipper BBB Rated   Lehman Government
                    Income Fund         Funds Index         Credit Index
                -------------------   ----------------   -----------------
  3/7/1997           $3,000,000          $3,000,000           $3,000,000
 3/31/1997            2,973,000           2,953,678            2,964,347
 4/30/1997            3,004,811           2,997,311            3,007,699
 5/31/1997            3,078,128           3,031,640            3,035,766
 6/30/1997            3,144,308           3,076,838            3,072,204
 7/31/1997            3,287,689           3,183,224            3,166,196
 8/31/1997            3,222,921           3,141,058            3,130,654
 9/30/1997            3,317,675           3,196,312            3,179,874
10/31/1997            3,325,306           3,228,775            3,230,813
11/30/1997            3,350,246           3,244,554            3,247,817
12/31/1997            3,351,921           3,279,365            3,281,901
 1/31/1998            3,391,809           3,321,218            3,328,168
 2/28/1998            3,420,978           3,320,000            3,321,403
 3/31/1998            3,471,609           3,336,851            3,331,643
 4/30/1998            3,484,801           3,351,142            3,348,386
 5/31/1998            3,487,589           3,379,801            3,384,376
 6/30/1998            3,490,379           3,404,600            3,418,796
 7/31/1998            3,460,012           3,401,952            3,421,524
 8/31/1998            3,224,385           3,377,229            3,488,383
 9/30/1998            3,336,917           3,446,853            3,588,130
10/31/1998            3,302,213           3,404,340            3,562,792
11/30/1998            3,478,881           3,467,282            3,584,019
12/31/1998            3,476,098           3,475,903            3,592,802
 1/31/1999            3,534,496           3,506,149            3,618,327
 2/28/1999            3,464,513           3,430,289            3,532,333
 3/31/1999            3,578,496           3,468,512            3,549,861
 4/30/1999            3,689,429           3,493,388            3,558,681
 5/31/1999            3,607,524           3,446,257            3,521,944
 6/30/1999            3,586,961           3,428,157            3,510,956
 7/31/1999            3,534,233           3,410,857            3,501,240
 8/31/1999            3,504,898           3,398,236            3,498,437
 9/30/1999            3,531,185           3,427,440            3,529,979
10/31/1999            3,540,013           3,434,173            3,539,135
11/30/1999            3,563,377           3,442,484            3,537,154
12/31/1999            3,606,138           3,436,926            3,515,628
 1/31/2000            3,593,516           3,426,846            3,514,656
 2/29/2000            3,703,119           3,468,999            3,558,718
 3/31/2000            3,743,853           3,500,964            3,610,143
 4/30/2000            3,643,518           3,458,490            3,592,540
 5/31/2000            3,587,043           3,432,181            3,589,289
 6/30/2000            3,699,676           3,519,026            3,662,576
 7/31/2000            3,718,545           3,534,106            3,701,369
 8/31/2000            3,793,659           3,598,576            3,753,616
 9/30/2000            3,740,548           3,608,822            3,767,742
10/31/2000            3,646,660           3,597,158            3,791,362
11/30/2000            3,627,698           3,630,502            3,856,203
12/31/2000            3,744,147           3,706,526            3,932,293
 1/31/2001            3,879,685           3,796,186            3,998,256
 2/28/2001            3,886,280           3,833,677            4,039,515
 3/31/2001            3,794,953           3,831,290            4,058,052
 4/30/2001            3,750,931           3,810,278            4,027,631
 5/31/2001            3,818,823           3,844,647            4,050,802
 6/30/2001            3,802,020           3,849,140            4,070,235
 7/31/2001            3,876,540           3,936,445            4,171,664
 8/31/2001            3,947,480           3,983,648            4,225,219
 9/30/2001            3,801,818           3,949,606            4,264,086
10/31/2001            3,903,327           4,033,352            4,372,280
11/30/2001            3,950,557           4,007,245            4,300,525
12/31/2001            3,920,138           3,982,774            4,266,628
 1/31/2002            3,946,011           4,004,551            4,297,983
 2/28/2002            3,961,006           4,023,698            4,334,459
 3/31/2002            3,975,661           3,970,945            4,246,521
 4/30/2002            4,090,558           4,031,699            4,328,778
 5/31/2002            4,146,190           4,063,576            4,368,729
 6/30/2002            4,083,168           4,044,471            4,405,877
 7/31/2002            3,972,105           4,024,217            4,458,946
 8/31/2002            4,116,690           4,105,564            4,558,918
 9/30/2002            4,057,410           4,142,537            4,656,983
10/31/2002            4,087,029           4,112,979            4,612,473
11/30/2002            4,235,388           4,172,245            4,615,201
12/31/2002            4,371,767           4,269,378            4,737,483
 1/31/2003            4,492,428           4,297,661            4,737,334
 2/28/2003            4,605,188           4,369,988            4,821,721
 3/31/2003            4,653,543           4,377,472            4,815,442
 4/30/2003            4,903,438           4,465,808            4,866,904
 5/31/2003            5,169,204           4,582,770            5,005,220
 6/30/2003            5,237,955           4,588,720            4,985,188
 7/31/2003            5,028,436           4,432,351            4,776,201
 8/31/2003            5,084,755           4,467,340            4,807,706
 9/30/2003            5,334,416           4,604,916            4,959,999
10/31/2003            5,386,694           4,586,679            4,897,214
11/30/2003            5,519,745           4,618,189            4,910,219
12/31/2003            5,689,753           4,685,504            4,958,654
 1/31/2004            5,736,978           4,728,143            5,003,688
 2/29/2004            5,762,795           4,769,917            5,064,904
 3/31/2004            5,823,304           4,802,695            5,111,395
 4/30/2004            5,577,560           4,680,325            4,954,468
 5/31/2004            5,517,323           4,644,737            4,929,092
 6/30/2004            5,598,979           4,672,147            4,949,386
 7/31/2004            5,672,326           4,720,979            5,001,670
 8/31/2004            5,844,765           4,816,889            5,107,509
 9/30/2004            6,004,327           4,846,745            5,125,373
10/31/2004            6,142,426           4,894,639            5,169,771
11/30/2004            6,276,331           4,878,393            5,112,255
12/31/2004            6,385,539           4,933,968            5,166,595
 1/31/2005            6,356,804           4,960,128            5,202,510
 2/28/2005            6,437,536           4,952,106            5,168,239
 3/31/2005            6,313,935           4,896,450            5,131,838
 4/30/2005            6,294,993           4,936,423            5,208,788
 5/31/2005            6,385,641           4,987,831            5,274,115
 6/30/2005            6,494,836           5,029,999            5,308,573
 7/31/2005            6,523,413           5,006,710            5,248,814
 8/31/2005            6,608,869           5,068,901            5,327,184
 9/30/2005            6,599,617           5,018,312            5,257,485
10/31/2005            6,537,581           4,974,872            5,212,488
11/30/2005            6,575,499           4,995,309            5,239,210
12/31/2005            6,648,487           5,044,315            5,288,990
 1/31/2006            6,782,121           5,062,727            5,279,310
 2/28/2006            6,864,185           5,086,025            5,293,587
 3/31/2006            6,812,704           5,030,373            5,235,435
 4/30/2006            6,905,356           5,027,115            5,219,029
 5/31/2006            6,818,349           5,014,979            5,216,114
 6/30/2006            6,802,667           5,015,652            5,228,110
 7/31/2006            6,879,537           5,085,072            5,296,166
 8/31/2006            7,059,093           5,177,896            5,379,917
 9/30/2006            7,131,095           5,228,980            5,432,575
10/31/2006            7,254,463           5,274,541            5,466,771
11/30/2006            7,367,633           5,347,694            5,530,753
12/31/2006            7,357,318           5,310,521            5,488,821
 1/31/2007            7,362,468           5,317,991            5,484,261
 2/28/2007            7,515,608           5,420,639            5,578,926
 3/31/2007            7,542,664           5,400,954            5,569,246



 INCEPTION TO MARCH 31, 2007(c)

                                     [CHART]

               Loomis Sayles Fixed    Lipper BBB Rated   Lehman Government
                    Income Fund           Funds CV          Credit Index
               -------------------    ----------------   -----------------
 1/17/1995         $ 3,000,000
 1/31/1995           3,027,000           $3,000,000         $3,000,000
 2/28/1995           3,096,016            3,068,543          3,069,564
 3/31/1995           3,149,886            3,092,644          3,090,149
 4/30/1995           3,242,808            3,148,254          3,133,259
 5/31/1995           3,413,704            3,284,046          3,264,577
 6/30/1995           3,464,568            3,308,853          3,290,669
 7/31/1995           3,461,450            3,301,093          3,277,984
 8/31/1995           3,530,333            3,349,649          3,319,921
 9/30/1995           3,629,182            3,388,917          3,353,642
10/31/1995           3,641,158            3,434,063          3,402,892
11/30/1995           3,731,095            3,490,379          3,458,913
12/31/1995           3,806,090            3,547,988          3,509,879
 1/31/1996           3,897,817            3,576,674          3,531,727
 2/29/1996           3,787,119            3,501,430          3,456,792
 3/31/1996           3,768,183            3,475,600          3,427,765
 4/30/1996           3,733,516            3,453,413          3,404,246
 5/31/1996           3,768,238            3,451,048          3,398,513
 6/30/1996           3,815,717            3,490,593          3,443,881
 7/31/1996           3,809,231            3,499,241          3,451,916
 8/31/1996           3,859,894            3,497,505          3,443,430
 9/30/1996           3,979,936            3,567,498          3,504,642
10/31/1996           4,106,896            3,653,128          3,586,439
11/30/1996           4,262,548            3,734,576          3,652,482
12/31/1996           4,195,199            3,698,449          3,611,764
 1/31/1997           4,209,043            3,710,200          3,616,053
 2/28/1997           4,267,970            3,731,364          3,623,682
 3/31/1997           4,219,315            3,673,749          3,580,616
 4/30/1997           4,264,462            3,728,019          3,632,981
 5/31/1997           4,368,515            3,770,718          3,666,882
 6/30/1997           4,462,438            3,826,934          3,710,896
 7/31/1997           4,665,925            3,959,255          3,824,428
 8/31/1997           4,574,006            3,906,810          3,781,498
 9/30/1997           4,708,482            3,975,534          3,840,950
10/31/1997           4,719,312            4,015,911          3,902,478
11/30/1997           4,754,706            4,035,537          3,923,018
12/31/1997           4,757,084            4,078,834          3,964,187
 1/31/1998           4,813,693            4,130,891          4,020,073
 2/28/1998           4,855,091            4,129,376          4,011,902
 3/31/1998           4,926,946            4,150,335          4,024,271
 4/30/1998           4,945,669            4,168,110          4,044,495
 5/31/1998           4,949,625            4,203,756          4,087,967
 6/30/1998           4,953,585            4,234,601          4,129,542
 7/31/1998           4,910,489            4,231,308          4,132,838
 8/31/1998           4,576,084            4,200,557          4,213,597
 9/30/1998           4,735,790            4,287,155          4,334,081
10/31/1998           4,686,537            4,234,277          4,303,474
11/30/1998           4,937,267            4,312,564          4,329,115
12/31/1998           4,933,317            4,323,287          4,339,723
 1/31/1999           5,016,197            4,360,906          4,370,555
 2/28/1999           4,916,876            4,266,552          4,266,684
 3/31/1999           5,078,642            4,314,095          4,287,855
 4/30/1999           5,236,079            4,345,035          4,298,509
 5/31/1999           5,119,839            4,286,414          4,254,134
 6/30/1999           5,090,655            4,263,900          4,240,863
 7/31/1999           5,015,823            4,242,383          4,229,126
 8/31/1999           4,974,191            4,226,685          4,225,740
 9/30/1999           5,011,498            4,263,008          4,263,840
10/31/1999           5,024,027            4,271,382          4,274,900
11/30/1999           5,057,185            4,281,720          4,272,508
12/31/1999           5,117,871            4,274,806          4,246,506
 1/31/2000           5,099,959            4,262,269          4,245,332
 2/29/2000           5,255,508            4,314,699          4,298,555
 3/31/2000           5,313,318            4,354,457          4,360,670
 4/30/2000           5,170,921            4,301,627          4,339,408
 5/31/2000           5,090,772            4,268,904          4,335,481
 6/30/2000           5,250,622            4,376,922          4,424,004
 7/31/2000           5,277,400            4,395,678          4,470,862
 8/31/2000           5,384,004            4,475,865          4,533,970
 9/30/2000           5,308,628            4,488,608          4,551,034
10/31/2000           5,175,381            4,474,101          4,579,563
11/30/2000           5,148,469            4,515,574          4,657,885
12/31/2000           5,313,735            4,610,131          4,749,794
 1/31/2001           5,506,092            4,721,649          4,829,469
 2/28/2001           5,515,453            4,768,280          4,879,306
 3/31/2001           5,385,840            4,765,312          4,901,696
 4/30/2001           5,323,364            4,739,177          4,864,951
 5/31/2001           5,419,717            4,781,924          4,892,939
 6/30/2001           5,395,870            4,787,513          4,916,413
 7/31/2001           5,501,629            4,896,102          5,038,928
 8/31/2001           5,602,309            4,954,812          5,103,617
 9/30/2001           5,395,584            4,912,471          5,150,564
10/31/2001           5,539,646            5,016,634          5,281,250
11/30/2001           5,606,676            4,984,162          5,194,578
12/31/2001           5,563,504            4,953,725          5,153,634
 1/31/2002           5,600,223            4,980,811          5,191,508
 2/28/2002           5,621,504            5,004,626          5,235,566
 3/31/2002           5,642,304            4,939,012          5,129,347
 4/30/2002           5,805,366            5,014,577          5,228,705
 5/31/2002           5,884,319            5,054,226          5,276,962
 6/30/2002           5,794,878            5,030,464          5,321,833
 7/31/2002           5,637,257            5,005,272          5,385,934
 8/31/2002           5,842,453            5,106,450          5,506,689
 9/30/2002           5,758,322            5,152,437          5,625,142
10/31/2002           5,800,357            5,115,672          5,571,378
11/30/2002           6,010,910            5,189,387          5,574,673
12/31/2002           6,204,462            5,310,199          5,722,378
 1/31/2003           6,375,705            5,345,378          5,722,197
 2/28/2003           6,535,735            5,435,337          5,824,128
 3/31/2003           6,604,360            5,444,646          5,816,544
 4/30/2003           6,959,014            5,554,517          5,878,704
 5/31/2003           7,336,193            5,699,993          6,045,775
 6/30/2003           7,433,764            5,707,393          6,021,579
 7/31/2003           7,136,414            5,512,903          5,769,145
 8/31/2003           7,216,342            5,556,422          5,807,199
 9/30/2003           7,570,664            5,727,537          5,991,153
10/31/2003           7,644,857            5,704,854          5,915,314
11/30/2003           7,833,684            5,744,045          5,931,024
12/31/2003           8,074,962            5,827,772          5,989,528
 1/31/2004           8,141,984            5,880,805          6,043,924
 2/29/2004           8,178,623            5,932,764          6,117,866
 3/31/2004           8,264,499            5,973,533          6,174,023
 4/30/2004           7,915,737            5,821,330          5,984,472
 5/31/2004           7,830,247            5,777,066          5,953,820
 6/30/2004           7,946,134            5,811,159          5,978,332
 7/31/2004           8,050,229            5,871,895          6,041,486
 8/31/2004           8,294,956            5,991,186          6,169,328
 9/30/2004           8,521,408            6,028,321          6,190,906
10/31/2004           8,717,400            6,087,891          6,244,534
11/30/2004           8,907,440            6,067,684          6,175,061
12/31/2004           9,062,429            6,136,807          6,240,697
 1/31/2005           9,021,648            6,169,346          6,284,079
 2/28/2005           9,136,223            6,159,368          6,242,684
 3/31/2005           8,960,808            6,090,143          6,198,715
 4/30/2005           8,933,925            6,139,862          6,291,663
 5/31/2005           9,062,574            6,203,802          6,370,571
 6/30/2005           9,217,544            6,256,250          6,412,192
 7/31/2005           9,258,101            6,227,284          6,340,010
 8/31/2005           9,379,382            6,304,636          6,434,672
 9/30/2005           9,366,251            6,241,714          6,350,482
10/31/2005           9,278,208            6,187,683          6,296,131
11/30/2005           9,332,022            6,213,103          6,328,408
12/31/2005           9,435,607            6,274,055          6,388,537
 1/31/2006           9,625,263            6,296,956          6,376,845
 2/28/2006           9,741,729            6,325,933          6,394,089
 3/31/2006           9,668,666            6,256,714          6,323,848
 4/30/2006           9,800,160            6,252,662          6,304,030
 5/31/2006           9,676,678            6,237,567          6,300,509
 6/30/2006           9,654,421            6,238,405          6,315,000
 7/31/2006           9,763,516            6,324,749          6,397,203
 8/31/2006          10,018,344            6,440,202          6,498,366
 9/30/2006          10,120,531            6,503,740          6,561,971
10/31/2006          10,295,616            6,560,408          6,603,276
11/30/2006          10,456,228            6,651,394          6,680,559
12/31/2006          10,441,589            6,605,159          6,629,910
 1/31/2007          10,448,898            6,614,451          6,624,402
 2/28/2007          10,666,235            6,742,123          6,738,747
 3/31/2007          10,704,634            6,717,640          6,727,055




Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the Fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES GLOBAL BOND FUND

[PHOTO]

                               KEN BUNTROCK, CFA
                         Manager since September 2000

[PHOTO]

                               DAVID ROLLEY, CFA
                         Manager since September 2000

[PHOTO]
                             LYNDA SCHWEITZER, CFA
                          Manager since February 2007


PORTFOLIO REVIEW
The Fund's holdings in hard and local currency emerging-market bonds posted strong returns during the six months ended March 31, 2007. Our overweight position in the corporate bond sector also contributed positively to performance and helped the Fund outperform its Benchmark, the Lehman Global Aggregate Bond Index, for the six-month period ended March 31, 2007.

Our country strategy generated mixed results. For example, the Fund's positions in Canada and the United Kingdom detracted from performance on an absolute basis, due to underperformance in local bond markets. On the other hand, our positions in securities denominated in the Brazilian real and Argentine peso produced double-digit returns. We sold the Fund's position in Brazilian bonds on strength.

Our overweight positions in the Thai baht, Indonesian rupiah and Malaysian ringitt had a positive influence on performance. The Icelandic krona and Norwegian krone were also strong performers. On the other hand, our South Korean won-denominated bonds and our overweight to Japanese yen pay bonds hurt performance, from a currency perspective.

Strong volatility in late February gave us an opportunity to lift our defensive hedges in Mexico and South Africa. In addition, we exited our hedged Australian and New Zealand bond positions because we were concerned about rising inflation risks in those countries. We also sold Swedish krona, reflecting our outlook for a softer monetary stance in Sweden. We maintained an overweight to non-Japan Asia, but we sold securities denominated in the Thai baht, as we became concerned that the slump in local confidence might foster a monetary and fiscal ease by what appears to be an increasingly unpopular government.

Overall, the Portfolio maintained a shorter-than-Benchmark duration during the period. This detracted from results, as most major bond markets rallied. We did extend duration as yields rose, particularly in the US dollar pay market, and our short-duration position in the United Kingdom and Euro markets was effective, as these markets underperformed. Nevertheless, we did not extend duration enough in other markets to further capitalize on yield compressions.

OUTLOOK
The world business cycle appears less correlated than it has been in the past. Europe started the year with unchecked economic momentum, and China has reaccelerated. In the United States, although we believe the economy clearly has slowed, the markets have been volatile. We do not think that the weakness in US housing (including the subprime mortgage debacle) will spread to the labor markets and dampen consumer spending. We expect the US Federal Reserve to remain neutral, with the bias toward an ease. In Europe, we expect another rate hike from the European Central Bank, and in Japan, the first

 FUND FACTS
 SYMBOL | Institutional: LSGBX;
 Retail: LSGLX
 OBJECTIVE | High total investment return through a combination of high current income and capital appreciation
 STRATEGY | Invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of assets in lower-rated fixed-income securities
 FUND INCEPTION DATE | 5/10/91
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/10/91; Retail: 1/2/97 TOTAL NET ASSETS | $1,522.2 million
quarter's 25-basis-points of tightening seems to have exhausted the policymakers for now. We have adjusted our duration accordingly, with a longer posture in the US dollar and neutral durations in Europe and Japan.

We continue to maintain a credit "barbell," balancing high-quality securities with carefully selected high-yield credits. Similarly, we have a currency "barbell" of yen balanced by select, less-liquid, high-yield currencies, such as the Iceland krona.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                       SINCE
                 6 MONTHS*  1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
                ------------------------------------------------
                LOOMIS SAYLES GLOBAL BOND: INSTITUTIONAL
                  4.17%      8.82%  10.86%   7.61%      8.47%
                ------------------------------------------------
                LOOMIS SAYLES GLOBAL BOND: RETAIL(b)
                  4.02       8.57   10.59    7.33       8.30
                ------------------------------------------------
                LEHMAN GLOBAL AGGREGATE BOND INDEX(c)
                  3.38       8.13    8.31    5.98       6.98
                ------------------------------------------------
                LEHMAN GLOBAL INCOME FUNDS INDEX(c)
                  4.24       8.19    7.99    5.50       6.30
                ------------------------------------------------

                       GROSS EXPENSE RATIO (before waivers and reimbursements)**
                      Institutional: 0.74%         Retail: 1.09%
                      -----------------------------------------------------------
                       NET EXPENSE RATIO (after waivers and reimbursements)**
                      Institutional: 0.74%         Retail: 1.00%
                      -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE(d)

 INCEPTION TO March 31, 2007(e)



                                    [CHART]

              Loomis Sayles      Lipper Global            Lehman Global
            Global Bond Index Income Funds Index/(a)(c)  Aggregate Index/(a)(c)/
           ------------------ -------------------------  ---------------
5/10/1991       100,000              100,000                 100,000
5/31/1991       100,000              100,426                 100,310
6/30/1991        95,600               98,704                  99,487
7/31/1991        98,602              100,213                 101,363
8/31/1991       100,002              101,681                 103,443
9/30/1991       105,302              104,978                 106,842
10/31/1991      105,808              106,110                 108,116
11/30/1991      108,220              106,224                 109,444
12/31/1991      116,878              109,866                 114,233
1/31/1992       112,670              108,045                 112,462
2/29/1992       111,746              108,545                 112,462
3/31/1992       111,131              107,963                 111,498
4/30/1992       112,154              108,783                 112,223
5/31/1992       116,046              111,063                 115,401
6/30/1992       120,455              112,728                 118,030
7/31/1992       123,515              114,671                 120,455
8/31/1992       122,230              115,409                 123,013
9/30/1992       118,466              114,040                 123,447
10/31/1992      119,958              113,867                 120,676
11/30/1992      117,319              112,719                 119,534
12/31/1992      117,859              113,736                 120,853
1/31/1993       118,083              115,253                 122,933
2/28/1993       120,598              117,902                 124,872
3/31/1993       123,565              119,108                 126,226
4/30/1993       127,346              120,559                 128,040
5/31/1993       128,161              121,880                 128,908
6/30/1993       123,880              123,446                 129,572
7/31/1993       122,493              124,881                 129,616
8/31/1993       128,997              127,874                 132,917
9/30/1993       131,900              127,784                 134,068
10/31/1993      134,221              129,506                 134,201
11/30/1993      132,932              128,662                 133,006
12/31/1993      135,073              131,507                 134,245
1/31/1994       137,639              133,123                 135,838
2/28/1994       133,606              128,645                 134,130
3/31/1994       130,066              124,643                 132,501
4/30/1994       129,220              123,676                 132,183
5/31/1994       126,377              122,782                 131,439
6/30/1994       121,916              121,732                 132,324
7/31/1994       122,672              122,716                 134,245
8/31/1994       122,169              122,741                 134,086
9/30/1994       121,546              123,069                 133,873
10/31/1994      121,923              124,266                 135,281
11/30/1994      123,435              123,725                 133,926
12/31/1994      123,311              122,035                 134,555
1/31/1995       122,559              122,208                 137,369
2/28/1995       122,314              123,922                 140,759
3/31/1995       119,672              127,136                 145,468
4/30/1995       125,069              130,203                 147,743
5/31/1995       132,598              134,509                 152,292
6/30/1995       131,087              134,402                 153,337
7/31/1995       134,600              135,419                 154,054
8/31/1995       138,988              134,927                 152,177
9/30/1995       141,754              137,182                 155,001
10/31/1995      143,384              138,445                 156,851
11/30/1995      149,406              140,815                 158,718
12/31/1995      152,768              143,694                 161,011
1/31/1996       156,388              145,375                 160,391
2/29/1996       153,167              142,833                 158,931
3/31/1996       153,978              142,948                 158,444
4/30/1996       156,935              144,171                 157,709
5/31/1996       157,876              144,585                 157,860
6/30/1996       161,492              145,992                 159,719
7/31/1996       161,217              147,487                 161,799
8/31/1996       162,958              148,830                 162,117
9/30/1996       167,896              151,658                 163,887
10/31/1996      171,942              154,729                 167,472
11/30/1996      177,341              158,494                 170,092
12/31/1996      175,710              158,096                 168,915
1/31/1997       173,584              156,745                 166,189
2/28/1997       176,431              156,861                 165,410
3/31/1997       174,860              154,912                 163,861
4/30/1997       174,003              155,358                 164,233
5/31/1997       177,988              157,586                 167,145
6/30/1997       181,975              159,501                 168,950
7/31/1997       183,959              160,841                 169,729
8/31/1997       181,825              160,023                 169,340
9/30/1997       185,516              163,431                 172,774
10/31/1997      182,956              163,264                 175,916
11/30/1997      182,388              163,275                 174,960
12/31/1997      179,762              163,811                 175,305
1/31/1998       183,717              165,024                 176,969
2/28/1998       187,207              166,441                 177,943
3/31/1998       185,073              167,142                 177,483
4/30/1998       187,498              168,470                 179,687
5/31/1998       186,898              168,270                 180,944
6/30/1998       183,104              167,764                 181,289
7/31/1998       184,770              168,495                 182,360
8/31/1998       173,832              162,447                 186,183
9/30/1998       181,272              169,109                 194,999
10/31/1998      191,604              170,551                 197,495
11/30/1998      199,498              172,352                 196,300
12/31/1998      198,780              174,179                 199,336
1/31/1999       202,716              174,549                 198,548
2/28/1999       199,918              170,072                 192,645
3/31/1999       206,496              171,431                 192,901
4/30/1999       214,549              172,987                 192,707
5/31/1999       209,293              169,531                 189,901
6/30/1999       206,990              167,934                 187,148
7/31/1999       207,984              168,528                 190,025
8/31/1999       205,530              168,178                 189,724
9/30/1999       207,009              169,696                 192,061
10/31/1999      206,181              169,468                 191,768
11/30/1999      204,718              168,594                 189,671
12/31/1999      206,376              169,398                 189,025
1/31/2000       201,154              166,621                 185,794
2/29/2000       202,241              168,007                 185,449
3/31/2000       204,587              170,016                 189,157
4/30/2000       197,385              166,790                 184,537
5/31/2000       197,918              166,721                 185,387
6/30/2000       203,143              170,366                 190,087
7/31/2000       200,990              169,846                 188,193
8/31/2000       198,839              169,747                 187,361
9/30/2000       196,672              169,505                 187,892
10/31/2000      190,555              167,818                 186,369
11/30/2000      194,024              170,258                 189,573
12/31/2000      205,684              176,470                 195,026
1/31/2001       208,934              178,260                 195,964
2/28/2001       208,746              177,987                 196,291
3/31/2001       203,778              175,955                 192,264
4/30/2001       203,207              175,109                 192,034
5/31/2001       199,773              175,328                 192,397
6/30/2001       202,250              175,406                 191,043
7/31/2001       206,841              178,066                 195,424
8/31/2001       216,025              181,854                 201,310
9/30/2001       211,813              181,159                 202,868
10/31/2001      217,362              184,763                 204,700
11/30/2001      218,884              182,776                 202,319
12/31/2001      216,213              180,877                 198,097
1/31/2002       214,311              180,525                 196,318
2/28/2002       216,797              181,215                 197,637
3/31/2002       217,360              180,102                 196,468
4/30/2002       225,011              183,907                 202,284
5/31/2002       230,929              186,449                 206,815
6/30/2002       237,418              189,334                 214,020
7/31/2002       234,546              189,097                 215,941
8/31/2002       239,706              192,356                 219,464
9/30/2002       242,390              194,075                 221,889
10/31/2002      242,584              193,810                 221,260
11/30/2002      247,557              194,927                 221,836
12/31/2002      260,306              202,003                 230,829
1/31/2003       267,517              204,540                 233,422
2/28/2003       271,717              207,683                 236,440
3/31/2003       273,320              208,409                 237,033
4/30/2003       281,547              212,257                 240,078
5/31/2003       296,976              220,093                 248,610
6/30/2003       294,570              218,591                 245,911
7/31/2003       283,347              212,175                 238,750
8/31/2003       281,534              211,791                 238,201
9/30/2003       299,158              220,744                 249,646
10/31/2003      296,944              219,425                 248,256
11/30/2003      303,744              221,700                 251,496
12/31/2003      315,560              228,690                 259,710
1/31/2004       316,380              229,796                 260,674
2/29/2004       319,924              230,860                 262,020
3/31/2004       322,227              233,494                 264,923
4/30/2004       310,337              225,765                 255,240
5/31/2004       311,578              226,032                 256,506
6/30/2004       311,796              226,610                 257,240
7/31/2004       312,825              227,240                 257,187
8/31/2004       320,333              231,694                 262,816
9/30/2004       324,914              234,170                 265,914
10/31/2004      333,037              239,015                 272,287
11/30/2004      342,228              244,599                 279,501
12/31/2004      346,438              248,141                 283,785
1/31/2005       342,142              246,359                 280,802
2/28/2005       343,853              247,253                 281,333
3/31/2005       338,489              244,262                 277,934
4/30/2005       342,347              246,847                 281,563
5/31/2005       337,623              245,636                 277,793
6/30/2005       336,543              245,769                 276,553
7/31/2005       335,264              244,235                 274,332
8/31/2005       340,427              247,865                 278,846
9/30/2005       334,844              245,000                 274,411
10/31/2005      330,323              241,785                 270,322
11/30/2005      327,516              239,735                 268,410
12/31/2005      331,413              243,390                 271,057
1/31/2006       336,848              246,944                 274,473
2/28/2006       336,410              245,801                 273,500
3/31/2006       334,358              244,480                 270,791
4/30/2006       342,048              249,387                 275,916
5/31/2006       343,861              250,464                 279,474
6/30/2006       341,833              248,671                 277,253
7/31/2006       346,140              251,724                 280,014
8/31/2006       349,324              253,868                 283,254
9/30/2006       349,324              253,764                 283,236
10/31/2006      353,411              256,802                 285,971
11/30/2006      361,999              262,416                 292,937
12/31/2006      358,741              260,930                 289,051
1/31/2007       356,194              259,286                 286,210
2/28/2007       362,249              262,994                 292,105
3/31/2007       363,879              264,514                 292,795


Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (b) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) represents the performance of the Institutional Class during the periods shown, adjusted to reflect the current levels of 12b-1 fees payable by the respective Classes of shares. (c) See page 15 for a description of the indices. (d) Cumulative performance is shown for the Institutional Class. Performance of the Retail Class would be lower due to higher fees. (e) The mountain chart is based on the Institutional Class minimum initial investment of $100,000.

WHAT YOU SHOULD KNOW

High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity, which may adversely affect the value of these securities and that of the Fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

[PHOTO]

John Hyll
Manager since January 2003
                          Manager since January 2003

[PHOTO]

Cliff Rowe
Manager since January 2003
                          Manager since January 2003

 FUND FACTS
 SYMBOL | LSGSX
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests primarily in inflation-protected securities with emphasis on debt securities issued by the US Treasury
 FUND INCEPTION DATE | 5/21/91
 TOTAL NET ASSETS | $12.3 million

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Lehman US Treasury Inflation Protected Securities Index, for the six months ended March 31, 2007. Throughout the period, real yields rose on the long end of the yield curve but declined for shorter maturities. The real yield curve between 10- and 30-year Treasury Inflation Protected Securities (TIPS) ended the period 15 basis points steeper than it was six months earlier. This steepening occurred during the first quarter of 2007, as economic growth was moderating and market expectations that the Federal Reserve Board would cut interest rates were increasing. The Fed fueled this sentiment with the release of its March FOMC meeting comments, which softened the tightening bias.

We reduced the Fund's duration (although it still remained longer than the Benchmark) and moved down the yield curve to the 10-year sector. These actions proved effective, as interest rates increased across the curve during the fourth quarter of 2006. In the first quarter of 2007, rates of 30-year bonds continued to rise, but declined among maturities of 10 years and less. The Fund's underweight in TIPS was especially effective during the last quarter of 2006, as TIPS underperformed significantly. However, during the first quarter of 2007, TIPS rebounded and the net effect of our underweight strategy was neutral, at best.

The top contributors to the Fund's performance included credit securities and non-US-dollar bonds. Within the credit sector, Georgia-Pacific, Ford Motor Company and Albertson's provided strong performance. The Fund's exposure to Norway and Sweden performed well on expectations of rising interest rates in Europe and we sold the bonds on strength. Argentina inflation bonds also advanced, primarily due to investors' search for value and yield overseas.

The Fund's exposure to the Japanese yen and longer-term TIPS detracted from performance. The yen faced pressure throughout the period, while longer-term TIPS underperformed as the yield curve steepened and investors favored shorter maturities.

OUTLOOK
We believe the Fed will remain on the sidelines this year. Short-term rates fell in the first quarter, as investors continued to be concerned that the Fed might ease if troubles in housing and/or softness in business spending were to occur--leading to a consumer retrenchment. We think the Fed may lower rates if the housing market proves weaker than we anticipate. However, we believe financial conditions remain favorable enough to preclude the need for ease, especially in light of low inflation risks. The Fed's preferred inflation gauge, the Core PCE, stands at 2.4% year-over-year--higher than the Fed's target range of 1%-2%. The biggest risk to our Fed outlook may be a rate hike to contain inflation. We view this as a risk to yields, as the market appears to be priced for weaker growth and lower rates. With the Fed on hold, we expect 10-year yields to bounce around in a range of 4.5% to 5.0%. If economic growth rebounds, as we believe it may, bond yields may rise.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED March 31, 2007

                                                                 SINCE
                 6 MONTHS*    1 YEAR    5 YEARS    10 YEARS   INCEPTION(a)
                 -----------------------------------------------------------
                 LOOMIS SAYLES INFLATION PROTECTED SECURITIES: INSTITUTIONAL
                   1.48%       5.24%     5.25%       6.73%        7.54%
                 -----------------------------------------------------------
                 LEHMAN US TREASURY INFLATION PROTECTED SECURITIES INDEX(b)
                   1.11        5.30      7.41        6.92          N/A
                 -----------------------------------------------------------
                 LIPPER TREASURY INFLATION PROTECTED SECURITIES INDEX(b)
                   0.82        4.73       N/A         N/A          N/A
                 -----------------------------------------------------------

                             GROSS EXPENSE RATIO (before waivers and reimbursements)**
                            Institutional: 1.69%
                            -----------------------------------------------------------
                             NET EXPENSE RATIO (after waivers and reimbursements)**
                            Institutional: 0.40%
                            -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


 INCEPTION TO MARCH 31, 2007(c)



                                    [CHART]

             Loomis Sayles       Lehman US Treasury         Lipper Treasury
          Inflation Protected    Inflation Protected       Inflation Protected
            Securities Fund     Securities Index(a)(b)    Securities Index(a)(b)
            ---------------      -------------------      ---------------------
5/21/1991       100,000
5/31/1991       100,300                100,000                 100,000
6/30/1991        99,999                 99,860                  99,860
7/31/1991       101,499                101,048                 101,048
8/31/1991       104,300                103,393                 103,393
9/30/1991       107,200                105,564                 105,564
10/31/1991      108,015                106,493                 106,493
11/30/1991      109,127                107,558                 107,558
12/31/1991      115,282                111,226                 111,226
1/31/1992       111,316                109,490                 109,490
2/29/1992       112,919                109,918                 109,918
3/31/1992       111,417                109,276                 109,276
4/30/1992       110,883                109,963                 109,963
5/31/1992       114,254                111,993                 111,993
6/30/1992       116,207                113,597                 113,597
7/31/1992       120,670                116,461                 116,461
8/31/1992       121,780                117,546                 117,546
9/30/1992       124,325                119,209                 119,209
10/31/1992      121,329                117,489                 117,489
11/30/1992      121,778                117,284                 117,284
12/31/1992      125,358                119,259                 119,259
1/31/1993       128,241                121,794                 121,794
2/28/1993       132,435                124,233                 124,233
3/31/1993       132,554                124,648                 124,648
4/30/1993       133,601                125,607                 125,607
5/31/1993       133,841                125,469                 125,469
6/30/1993       138,713                128,252                 128,252
7/31/1993       140,822                129,035                 129,035
8/31/1993       145,891                131,915                 131,915
9/30/1993       146,387                132,421                 132,421
10/31/1993      146,622                132,920                 132,920
11/30/1993      144,496                131,463                 131,463
12/31/1993      145,074                131,972                 131,972
1/31/1994       148,787                133,777                 133,777
2/28/1994       143,550                130,944                 130,944
3/31/1994       137,492                128,001                 128,001
4/30/1994       135,251                126,993                 126,993
5/31/1994       134,413                126,831                 126,831
6/30/1994       133,714                126,538                 126,538
7/31/1994       137,712                128,865                 128,865
8/31/1994       137,574                128,889                 128,889
9/30/1994       133,584                127,073                 127,073
10/31/1994      132,890                126,979                 126,979
11/30/1994      133,474                126,745                 126,745
12/31/1994      136,010                127,518                 127,518
1/31/1995       139,547                129,890                 129,890
2/28/1995       142,645                132,687                 132,687
3/31/1995       143,672                133,519                 133,519
4/30/1995       145,597                135,263                 135,263
5/31/1995       152,950                140,718                 140,718
6/30/1995       154,143                141,798                 141,798
7/31/1995       153,495                141,277                 141,277
8/31/1995       156,534                142,937                 142,937
9/30/1995       158,820                144,313                 144,313
10/31/1995      161,123                146,510                 146,510
11/30/1995      164,055                148,795                 148,795
12/31/1995      167,303                150,904                 150,904
1/31/1996       167,454                151,831                 151,831
2/29/1996       161,643                148,737                 148,737
3/31/1996       159,445                147,495                 147,495
4/30/1996       157,420                146,554                 146,554
5/31/1996       156,617                146,308                 146,308
6/30/1996       159,499                148,197                 148,197
7/31/1996       159,882                148,563                 148,563
8/31/1996       157,931                148,231                 148,231
9/30/1996       162,322                150,691                 150,691
10/31/1996      168,230                154,006                 154,006
11/30/1996      172,856                156,686                 156,686
12/31/1996      169,520                155,086                 155,086
1/31/1997       169,012                155,258                 155,258
2/28/1997       169,012                155,472                 155,472
3/31/1997       165,310                153,826                 153,826
4/30/1997       169,394                156,046                 156,046
5/31/1997       171,274                157,392                 157,392
6/30/1997       174,014                159,159                 159,159
7/31/1997       182,106                163,677                 163,677
8/31/1997       178,974                162,058                 162,058
9/30/1997       182,965                164,495                 164,495
10/31/1997      186,624                167,341                 167,341
11/30/1997      188,733                168,198                 168,198
12/31/1997      191,073                169,956                 169,956
1/31/1998       193,939                172,499                 172,499
2/28/1998       193,222                172,031                 172,031
3/31/1998       193,570                172,519                 172,519
4/30/1998       194,808                173,295                 173,295
5/31/1998       197,166                175,074                 175,074
6/30/1998       199,512                177,066                 177,066
7/31/1998       199,791                177,339                 177,339
8/31/1998       204,386                181,953                 181,953
9/30/1998       209,333                186,857                 186,857
10/31/1998      207,742                186,220                 186,220
11/30/1998      209,217                186,283                 186,283
12/31/1998      208,777                186,699                 186,699
1/31/1999       210,656                187,784                 187,784
2/28/1999       204,631                183,318                 183,318
3/31/1999       204,631                184,037                 184,037
4/30/1999       205,696                184,454                 184,454
5/31/1999       203,207                182,837                 182,837
6/30/1999       201,296                182,464                 182,464
7/31/1999       200,230                182,199                 182,199
8/31/1999       199,649                182,197                 182,197
9/30/1999       201,985                183,677                 183,677
10/31/1999      202,712                183,971                 183,971
11/30/1999      201,719                183,718                 183,718
12/31/1999      199,439                182,529                 182,529
1/31/2000       200,436                182,784                 182,784
2/29/2000       205,247                185,386                 185,386
3/31/2000       210,850                188,640                 188,640
4/30/2000       209,901                188,118                 188,118
5/31/2000       209,083                188,239                 188,239
6/30/2000       213,975                191,596                 191,596
7/31/2000       216,115                193,452                 193,452
8/31/2000       220,481                196,312                 196,312
9/30/2000       220,282                196,871                 196,871
10/31/2000      223,410                198,755                 198,755
11/30/2000      229,509                202,663                 202,663
12/31/2000      234,650                206,703                 206,703
1/31/2001       235,706                208,783                 208,783
2/28/2001       238,700                211,158                 211,158
3/31/2001       237,769                211,898                 211,898
4/30/2001       233,227                209,735                 209,735
5/31/2001       233,880                210,427                 210,427
6/30/2001       234,933                211,396                 211,396
7/31/2001       242,380                216,472                 216,472
8/31/2001       245,458                219,159                 219,159
9/30/2001       248,625                222,974                 222,974
10/31/2001      258,843                228,727                 228,727
11/30/2001      249,059                223,595                 223,595
12/31/2001      245,622                221,651                 221,651
1/31/2002       248,324                223,086                 223,086
2/28/2002       251,701                225,145                 225,145
3/31/2002       245,308                220,248                 220,248
4/30/2002       252,152                225,496                 225,496
5/31/2002       254,421                226,848                 226,848
6/30/2002       257,958                230,022                 230,022
7/31/2002       263,968                235,073                 235,073
8/31/2002       271,834                239,731                 239,731
9/30/2002       279,473                245,351                 245,351
10/31/2002      275,504                243,379                 243,379
11/30/2002      273,108                241,284                 241,284
12/31/2002      280,509                247,130                 247,130
1/31/2003       280,761                246,510                 246,510
2/28/2003       287,106                250,487                 250,487
3/31/2003       285,269                249,773                 249,773
4/30/2003       285,526                250,930                 250,930
5/31/2003       293,692                257,443                 257,443
6/30/2003       291,930                256,095                 256,095
7/31/2003       278,734                245,509                 245,509
8/31/2003       281,717                246,883                 246,883
9/30/2003       291,464                254,059                 254,059
10/31/2003      285,926                250,443                 250,443
11/30/2003      286,498                250,731                 250,731
12/31/2003      288,905                252,953                 252,953
1/31/2004       291,534                255,047                 255,047
2/29/2004       295,207                258,102                 258,102
3/31/2004       297,303                260,374                 260,374
4/30/2004       284,846                252,539                 252,539
5/31/2004       286,441                251,605                 251,605
6/30/2004       287,873                252,626                 252,626
7/31/2004       290,810                254,979                 254,979
8/31/2004       297,498                259,945                 259,945
9/30/2004       298,242                260,473                 260,473
10/31/2004      300,151                262,547                 262,547
11/30/2004      297,179                259,427                 259,427
12/31/2004      301,578                261,748                 261,748
1/31/2005       301,578                261,768                 261,879
2/28/2005       300,221                260,650                 260,753
3/31/2005       299,800                260,883                 261,092
4/30/2005       304,477                265,865                 265,843
5/31/2005       306,943                267,693                 267,970
6/30/2005       308,233                268,832                 269,015
7/31/2005       302,345                263,188                 263,474
8/31/2005       308,816                269,262                 269,665
9/30/2005       307,611                268,885                 268,883
10/31/2005      303,366                265,449                 265,119
11/30/2005      303,639                265,909                 265,172
12/31/2005      307,617                269,180                 268,884
1/31/2006       307,617                269,154                 269,207
2/28/2006       308,478                269,025                 269,207
3/31/2006       301,013                263,123                 262,531
4/30/2006       300,140                262,901                 262,005
5/31/2006       300,140                263,675                 262,634
6/30/2006       300,530                264,421                 263,081
7/31/2006       305,008                268,723                 267,685
8/31/2006       310,681                273,383                 272,610
9/30/2006       312,141                273,832                 272,719
10/31/2006      312,735                273,365                 271,819
11/30/2006      316,988                276,745                 276,277
12/31/2006      309,443                270,290                 268,707
1/31/2007       310,062                270,643                 268,868
2/28/2007       316,760                276,420                 274,730
3/31/2007       316,760                277,072                 274,977



Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

For illustrative purposes, the chart above reflects the growth of a hypothetical investment of $100,000 in the Fund, since its inception. For illustrative purposes, the chart above also reflects the growth of a hypothetical investment in the former primary benchmark of the Fund, the Lehman US Government Bond Index (the "Former Benchmark"), compared to the performance of the Fund from the Fund's inception date and through December 31, 2004. On December 15, 2004, in connection with a change of the Fund's investment objective, the Fund changed its primary benchmark from the Former Benchmark to the Lehman US Treasury Inflation Protected Securities Index (the "New Benchmark"). Since index performance data is not available coincident with the date of the Fund's strategy change, comparative data for the Fund's New Benchmark begins on December 31, 2004. For illustrative purposes, the chart above reflects the growth of a hypothetical investment in the New Benchmark, compared to the performance of the Fund, from December 31, 2004, through March 31, 2007. The chart above also compares the performance of the Fund to the Lipper Treasury Inflation Protected Securities Fund Index from December 31, 2004 and through March 31, 2007. The performance of the New Benchmark and of the Lipper Treasury Inflation Protected Securities Fund Index was linked to the performance of the Former Benchmark as of December 31, 2004.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 15 for a description of the indices. Return data is not available for the Lehman US Treasury Inflation Protected Securities Index prior to March 1, 1997. Similarly, return data is not available for the Lipper Treasury Inflation Protected Securities Funds Index prior to July 1, 2003. (c) The mountain chart is based on the Fund's minimum initial investment of $100,000.

WHAT YOU SHOULD KNOW

Securities issued by US government agencies are not insured, and may not be guaranteed by the US government.

Effective December 15, 2004, the Fund's name and investment strategy changed. The Fund's strategy emphasizes inflation-protected debt securities issued by the US Treasury (TIPS). The principal value of the types of securities are periodically adjusted according to the rate of inflation and repayment of the original bonds is guaranteed by the US government.

CUMULATIVE PERFORMANCE

FUND AND MANAGER REVIEW

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                [PHOTO]
        [PHOTO]

                          MATTHEW EAGAN, CFA
 DANIEL FUSS, CFA, CIC  Associate Manager since
Manager since June 1996      February 2007

        [PHOTO]                 [PHOTO]


 KATHLEEN GAFFNEY, CFA       ELAINE STOKES
Associate Manager since Associate Manager since
     February 2007           February 2007

 FUND FACTS
 SYMBOL | LSHIX
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily lower-rated fixed-income securities and other securities that are expected to produce a relatively high level of income, (including income-producing preferred and common stocks).
 The Fund may invest any portion of its assets in Canadian securities and up to 50% of assets in other foreign securities, including emerging markets securities.
 FUND INCEPTION DATE | 6/5/96
 FUND REGISTRATION DATE | 3/7/97
 TOTAL NET ASSETS | $158.3 million

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Lehman High Yield Index, for the six months ended March 31, 2007. Strong security selection accounted for the bulk of outperformance versus the Index. In addition, lower-quality securities generally outperformed higher-quality bonds throughout the period, due to persistently low default rates and continued strong demand, which allowed investors to capture the best yield with little consequence. Furthermore, robust liquidity in the high-yield market helped support investors' healthy risk appetites.

Select names within the non-US-dollar an emerging- markets sectors, which continued to benefit from improving country fundamentals and a weakening US dollar, provided the greatest contributions to Fund performance, despite the market's re-pricing of risk in late-February. Specifically, our selections denominated in the Brazilian real, Thai baht, New Zealand dollar and South African rand posted the strongest returns.

Among the Fund's domestic high-yield holdings, utilities and industrials outpaced the Index, Our underweight in the financials industry also benefited performance. A small allocation to preferred credits also lifted relative returns, while investment-grade industrials and convertibles detracted from results.

On an industry level, the communications, sovereign and banking areas were the top-contributing sectors. Key detractors included consumer cyclical, transportation and technology.

We slightly increased our exposure to issues with CCC and BBB ratings at the expense of issues rated B, BB and A. Despite the appearance of market weakness and the spike in volatility during the first quarter of 2007, select names in the BB and B ratings categories made the greatest contributions to the Fund's relative performance. On an absolute basis, selections rated AAA and AA led the pack. Specific non-rated and CC-rated securities detracted from performance for the period.

OUTLOOK
We expect real GDP growth to rise from approximately 2% in the first half of 2007 to about 3% in the second half. We believe returns will be driven by range-bound yields and occasional bouts of widening credit spreads. We also think most bond market sectors should generate modest returns for 2007.

Currently we share the Federal Reserve's views that housing should cease to be a major drag on economic growth, and financial conditions generally remain favorable enough to preclude the need for easing, especially in light of low inflation risks. Rising delinquencies have led to tighter lending standards, which is a trend we are watching carefully, as it represents a risk to our forecast.

We remain concerned about stretched valuations in the high-yield sector, and we believe careful security selection will enhance returns. Among investment-grade credits, we do not anticipate any sustained move to significantly wider levels because economic and financial conditions remain generally favorable. We believe most global bond markets and their currencies are fairly valued, except for the Japanese yen and a handful of East Asian currencies. We expect the best longer-term returns from a currency barbell of Japanese yen and selected higher-yielding currencies.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                  SINCE         SINCE
        6 MONTHS*   1 YEAR  5 YEARS 10 YEARS REGISTRATION(a) INCEPTION(a)
       ------------------------------------------------------------------
       LOOMIS SAYLES INSTITUTIONAL HIGH INCOME: INSTITUTIONAL
         8.19%     12.35%    16.24%   9.03%       8.77%          8.85%
       ------------------------------------------------------------------
       LEHMAN HIGH YIELD INDEX(b)
         6.95      11.58     10.39    6.75        6.53           7.13
       ------------------------------------------------------------------
       LIPPER HIGH CURRENT YIELD FUNDS INDEX(b)
         7.06      10.33      9.57    5.27        5.00           5.69
       ------------------------------------------------------------------

                             GROSS EXPENSE RATIO (before waivers and reimbursements)**
                            Institutional: 0.80%
                            -----------------------------------------------------------
                             NET EXPENSE RATIO (after waivers and reimbursements)**
                            Institutional: 0.76%
                            -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 REGISTRATION TO MARCH 31, 2007(c)

                                      [CHART]

              Loomis Sayles
            Institutional High     Lipper High Current           Lehman High
               Income Fund      Yield Funds Index/(a)(b)/    Yield Index/(a)(b)/
            ------------------  -------------------------    -------------------
   3/7/1997    $3,000,000            $3,000,000                   $3,000,000
  3/31/1997     2,961,300             2,935,019                    2,956,675
  4/30/1997     3,000,093             2,960,015                    2,985,600
  5/31/1997     3,089,196             3,038,341                    3,051,777
  6/30/1997     3,148,508             3,090,391                    3,094,100
  7/31/1997     3,305,934             3,172,824                    3,179,060
  8/31/1997     3,302,958             3,180,038                    3,171,860
  9/30/1997     3,404,029             3,257,060                    3,234,719
 10/31/1997     3,302,929             3,244,290                    3,237,599
 11/30/1997     3,317,792             3,267,845                    3,268,527
 12/31/1997     3,287,601             3,306,367                    3,297,202
  1/31/1998     3,333,298             3,370,604                    3,356,554
  2/28/1998     3,398,631             3,402,372                    3,376,213
  3/31/1998     3,506,707             3,451,685                    3,407,893
  4/30/1998     3,496,889             3,462,458                    3,421,354
  5/31/1998     3,401,773             3,458,631                    3,433,249
  6/30/1998     3,323,192             3,464,701                    3,445,583
  7/31/1998     3,282,649             3,488,336                    3,465,180
  8/31/1998     2,784,015             3,222,514                    3,273,974
  9/30/1998     2,777,333             3,203,193                    3,288,812
 10/31/1998     2,774,000             3,130,474                    3,221,383
 11/30/1998     3,041,414             3,314,300                    3,355,052
 12/31/1998     2,995,185             3,303,951                    3,358,746
  1/31/1999     3,068,567             3,363,790                    3,408,645
  2/28/1999     3,049,235             3,350,254                    3,388,547
  3/31/1999     3,191,939             3,409,321                    3,420,853
  4/30/1999     3,392,712             3,497,486                    3,487,155
  5/31/1999     3,296,359             3,431,058                    3,439,949
  6/30/1999     3,346,463             3,431,561                    3,432,623
  7/31/1999     3,319,357             3,432,623                    3,446,397
  8/31/1999     3,249,982             3,397,795                    3,408,331
  9/30/1999     3,242,183             3,371,317                    3,383,789
 10/31/1999     3,319,346             3,361,592                    3,361,313
 11/30/1999     3,396,687             3,420,818                    3,400,568
 12/31/1999     3,474,132             3,461,999                    3,439,072
  1/31/2000     3,461,277             3,444,984                    3,424,234
  2/29/2000     3,568,577             3,469,424                    3,430,870
  3/31/2000     3,572,859             3,409,362                    3,358,746
  4/30/2000     3,538,560             3,394,490                    3,364,130
  5/31/2000     3,457,173             3,334,061                    3,329,633
  6/30/2000     3,555,702             3,395,777                    3,397,437
  7/31/2000     3,551,436             3,401,865                    3,423,357
  8/31/2000     3,671,474             3,419,649                    3,446,773
  9/30/2000     3,572,711             3,369,326                    3,416,658
 10/31/2000     3,414,083             3,254,168                    3,307,219
 11/30/2000     3,182,608             3,072,498                    3,176,242
 12/31/2000     3,275,222             3,125,800                    3,237,598
  1/31/2001     3,553,616             3,333,190                    3,480,143
  2/28/2001     3,548,641             3,343,728                    3,526,473
  3/31/2001     3,404,566             3,232,797                    3,443,454
  4/30/2001     3,337,496             3,190,415                    3,400,568
  5/31/2001     3,399,907             3,224,914                    3,461,799
  6/30/2001     3,323,069             3,129,947                    3,364,693
  7/31/2001     3,327,722             3,148,290                    3,414,216
  8/31/2001     3,351,681             3,162,241                    3,454,473
  9/30/2001     3,121,086             2,938,954                    3,222,322
 10/31/2001     3,159,475             3,006,177                    3,302,022
 11/30/2001     3,289,013             3,101,659                    3,422,480
 12/31/2001     3,282,435             3,093,281                    3,408,519
  1/31/2002     3,282,435             3,100,728                    3,432,247
  2/28/2002     3,176,085             3,045,930                    3,384,352
  3/31/2002     3,310,433             3,106,216                    3,465,805
  4/30/2002     3,366,379             3,138,694                    3,521,213
  5/31/2002     3,332,715             3,107,195                    3,501,680
  6/30/2002     3,131,086             2,932,255                    3,243,483
  7/31/2002     2,996,763             2,836,135                    3,101,801
  8/31/2002     3,058,496             2,884,966                    3,190,266
  9/30/2002     2,932,792             2,844,823                    3,148,381
 10/31/2002     2,957,134             2,826,824                    3,120,896
 11/30/2002     3,213,222             2,989,777                    3,314,230
 12/31/2002     3,275,879             3,018,826                    3,360,560
  1/31/2003     3,440,001             3,085,588                    3,472,441
  2/28/2003     3,502,953             3,126,937                    3,515,265
  3/31/2003     3,616,449             3,204,996                    3,616,378
  4/30/2003     3,900,340             3,362,352                    3,830,936
  5/31/2003     4,045,433             3,402,342                    3,870,505
  6/30/2003     4,159,109             3,494,011                    3,981,822
  7/31/2003     4,108,784             3,467,076                    3,938,059
  8/31/2003     4,153,159             3,513,632                    3,983,325
  9/30/2003     4,361,647             3,598,950                    4,092,200
 10/31/2003     4,512,997             3,679,708                    4,174,843
 11/30/2003     4,645,679             3,722,340                    4,238,140
 12/31/2003     4,848,695             3,814,498                    4,334,119
  1/31/2004     4,951,487             3,875,711                    4,416,824
  2/29/2004     4,924,254             3,868,130                    4,405,743
  3/31/2004     4,979,406             3,882,885                    4,435,669
  4/30/2004     4,821,559             3,874,065                    4,405,492
  5/31/2004     4,690,894             3,814,199                    4,330,863
  6/30/2004     4,821,301             3,867,564                    4,392,971
  7/31/2004     4,869,514             3,898,393                    4,452,699
  8/31/2004     5,013,652             3,962,011                    4,540,038
  9/30/2004     5,152,845             4,017,006                    4,605,964
 10/31/2004     5,262,601             4,088,474                    4,689,171
 11/30/2004     5,386,272             4,146,505                    4,745,706
 12/31/2004     5,538,165             4,209,046                    4,816,454
  1/31/2005     5,530,965             4,198,679                    4,810,193
  2/28/2005     5,650,434             4,262,841                    4,880,940
  3/31/2005     5,463,969             4,149,770                    4,739,007
  4/30/2005     5,396,763             4,101,283                    4,692,802
  5/31/2005     5,508,476             4,167,006                    4,776,134
  6/30/2005     5,672,628             4,234,057                    4,869,858
  7/31/2005     5,777,005             4,299,810                    4,955,005
  8/31/2005     5,814,555             4,320,236                    4,964,459
  9/30/2005     5,822,114             4,292,187                    4,914,936
 10/31/2005     5,755,160             4,256,801                    4,880,627
 11/30/2005     5,792,568             4,295,587                    4,906,108
 12/31/2005     5,895,097             4,335,208                    4,948,244
  1/31/2006     6,111,447             4,391,116                    5,027,193
  2/28/2006     6,263,622             4,427,929                    5,060,751
  3/31/2006     6,255,479             4,446,041                    5,091,053
  4/30/2006     6,311,778             4,471,661                    5,122,420
  5/31/2006     6,207,634             4,461,883                    5,121,731
  6/30/2006     6,183,424             4,436,988                    5,103,763
  7/31/2006     6,263,809             4,470,848                    5,153,724
  8/31/2006     6,392,217             4,531,739                    5,237,306
  9/30/2006     6,496,410             4,581,835                    5,311,560
 10/31/2006     6,656,871             4,648,061                    5,383,810
 11/30/2006     6,809,314             4,728,309                    5,474,279
 12/31/2006     6,858,341             4,776,006                    5,534,383
  1/31/2007     6,909,778             4,827,168                    5,596,177
  2/28/2007     7,012,043             4,889,763                    5,674,438
  3/31/2007     7,028,872             4,905,310                    5,680,448



 INCEPTION TO MARCH 31, 2007(c)

                                     [CHART]

                       Loomis Sayles       Lipper High           Lehman High
                    Institutional High    Current Yield             Yield
                        Income Fund     Funds Index/(a)(b)/     Index/(a)(b)/
                    ------------------  -------------------     -------------
   6/5/1996            $3,000,000          $3,000,000            $3,000,000
  6/30/1996             3,009,000           3,001,875             3,024,817
  7/31/1996             2,990,946           3,015,534             3,038,898
  8/31/1996             3,032,819           3,064,208             3,071,731
  9/30/1996             3,113,796           3,144,098             3,145,762
 10/31/1996             3,131,856           3,159,086             3,169,951
 11/30/1996             3,221,740           3,213,523             3,233,107
 12/31/1996             3,228,828           3,253,122             3,255,623
  1/31/1997             3,244,649           3,285,381             3,285,389
  2/28/1997             3,219,341           3,340,543             3,340,250
  3/31/1997             3,165,256           3,268,186             3,292,011
  4/30/1997             3,206,721           3,296,019             3,324,217
  5/31/1997             3,301,960           3,383,236             3,397,899
  6/30/1997             3,365,358           3,441,195             3,445,023
  7/31/1997             3,533,626           3,532,985             3,539,618
  8/31/1997             3,530,445           3,541,018             3,531,601
  9/30/1997             3,638,477           3,626,784             3,601,589
 10/31/1997             3,530,414           3,612,564             3,604,796
 11/30/1997             3,546,301           3,638,792             3,639,232
 12/31/1997             3,514,030           3,681,687             3,671,159
  1/31/1998             3,562,875           3,753,216             3,737,243
  2/28/1998             3,632,707           3,788,591             3,759,132
  3/31/1998             3,748,227           3,843,501             3,794,405
  4/30/1998             3,737,732           3,855,496             3,809,392
  5/31/1998             3,636,066           3,851,235             3,822,637
  6/30/1998             3,552,073           3,857,994             3,836,370
  7/31/1998             3,508,737           3,884,313             3,858,189
  8/31/1998             2,975,760           3,588,316             3,645,297
  9/30/1998             2,968,618           3,566,802             3,661,818
 10/31/1998             2,965,056           3,485,828             3,586,741
 11/30/1998             3,250,887           3,690,521             3,735,570
 12/31/1998             3,201,474           3,678,996             3,739,683
  1/31/1999             3,279,910           3,745,628             3,795,241
  2/28/1999             3,259,247           3,730,556             3,772,865
  3/31/1999             3,411,779           3,796,327             3,808,835
  4/30/1999             3,626,380           3,894,501             3,882,657
  5/31/1999             3,523,391           3,820,533             3,830,096
  6/30/1999             3,576,947           3,821,093             3,821,940
  7/31/1999             3,547,973           3,822,275             3,837,276
  8/31/1999             3,473,821           3,783,494             3,794,893
  9/30/1999             3,465,484           3,754,010             3,767,567
 10/31/1999             3,547,962           3,743,181             3,742,542
 11/30/1999             3,630,630           3,809,130             3,786,249
 12/31/1999             3,713,408           3,854,985             3,829,120
  1/31/2000             3,699,668           3,836,039             3,812,599
  2/29/2000             3,814,358           3,863,253             3,819,988
  3/31/2000             3,818,935           3,796,373             3,739,684
  4/30/2000             3,782,274           3,779,813             3,745,679
  5/31/2000             3,695,281           3,712,525             3,707,269
  6/30/2000             3,800,597           3,781,245             3,782,764
  7/31/2000             3,796,036           3,788,025             3,811,623
  8/31/2000             3,924,342           3,807,828             3,837,695
  9/30/2000             3,818,777           3,751,792             3,804,165
 10/31/2000             3,649,224           3,623,562             3,682,313
 11/30/2000             3,401,806           3,421,271             3,536,482
 12/31/2000             3,500,799           3,480,622             3,604,797
  1/31/2001             3,798,367           3,711,555             3,874,850
  2/28/2001             3,793,049           3,723,289             3,926,434
  3/31/2001             3,639,051           3,599,766             3,834,000
  4/30/2001             3,567,362           3,552,572             3,786,249
  5/31/2001             3,634,072           3,590,988             3,854,425
  6/30/2001             3,551,942           3,485,241             3,746,306
  7/31/2001             3,556,914           3,505,666             3,801,446
  8/31/2001             3,582,524           3,521,201             3,846,269
  9/30/2001             3,336,046           3,272,568             3,587,788
 10/31/2001             3,377,080           3,347,421             3,676,528
 11/30/2001             3,515,540           3,453,742             3,810,648
 12/31/2001             3,508,509           3,444,413             3,795,103
  1/31/2002             3,508,509           3,452,705             3,821,522
  2/28/2002             3,394,833           3,391,687             3,768,195
  3/31/2002             3,538,435           3,458,816             3,858,886
  4/30/2002             3,598,234           3,494,981             3,920,579
  5/31/2002             3,562,252           3,459,907             3,898,830
  6/30/2002             3,346,736           3,265,108             3,611,349
  7/31/2002             3,203,161           3,158,077             3,453,598
  8/31/2002             3,269,146           3,212,452             3,552,097
  9/30/2002             3,134,784           3,167,752             3,505,461
 10/31/2002             3,160,803           3,147,709             3,474,859
 11/30/2002             3,434,528           3,329,160             3,690,121
 12/31/2002             3,501,501           3,361,506             3,741,705
  1/31/2003             3,676,927           3,435,847             3,866,276
  2/28/2003             3,744,214           3,481,889             3,913,957
  3/31/2003             3,865,527           3,568,810             4,026,537
  4/30/2003             4,168,971           3,744,027             4,265,430
  5/31/2003             4,324,057           3,788,557             4,309,486
  6/30/2003             4,445,562           3,890,632             4,433,429
  7/31/2003             4,391,771           3,860,639             4,384,703
  8/31/2003             4,439,202           3,912,480             4,435,102
  9/30/2003             4,662,050           4,007,482             4,556,326
 10/31/2003             4,823,823           4,097,408             4,648,342
 11/30/2003             4,965,644           4,144,879             4,718,818
 12/31/2003             5,182,642           4,247,498             4,825,682
  1/31/2004             5,292,514           4,315,660             4,917,768
  2/29/2004             5,263,406           4,307,219             4,905,429
  3/31/2004             5,322,356           4,323,648             4,938,750
  4/30/2004             5,153,637           4,313,828             4,905,150
  5/31/2004             5,013,974           4,247,166             4,822,057
  6/30/2004             5,153,362           4,306,588             4,891,209
  7/31/2004             5,204,896           4,340,917             4,957,711
  8/31/2004             5,358,961           4,411,757             5,054,955
  9/30/2004             5,508,102           4,472,995             5,128,359
 10/31/2004             5,625,425           4,552,576             5,221,002
 11/30/2004             5,757,622           4,617,194             5,283,950
 12/31/2004             5,919,987           4,686,834             5,362,721
  1/31/2005             5,912,291           4,675,290             5,355,750
  2/28/2005             6,039,996           4,746,735             5,434,522
  3/31/2005             5,840,487           4,620,829             5,276,491
  4/30/2005             5,768,649           4,566,838             5,225,046
  5/31/2005             5,888,060           4,640,022             5,317,829
  6/30/2005             6,063,524           4,714,684             5,422,183
  7/31/2005             6,175,093           4,787,901             5,516,988
  8/31/2005             6,215,231           4,810,646             5,527,514
  9/30/2005             6,223,311           4,779,413             5,472,374
 10/31/2005             6,151,743           4,740,010             5,434,173
 11/30/2005             6,191,729           4,783,199             5,462,545
 12/31/2005             6,301,323           4,827,317             5,509,459
  1/31/2006             6,532,581           4,889,572             5,597,362
  2/28/2006             6,695,243           4,930,564             5,634,726
  3/31/2006             6,686,539           4,950,732             5,668,465
  4/30/2006             6,746,718           4,979,259             5,703,389
  5/31/2006             6,635,397           4,968,372             5,702,622
  6/30/2006             6,609,519           4,940,651             5,682,616
  7/31/2006             6,695,443           4,978,354             5,738,244
  8/31/2006             6,832,699           5,046,157             5,831,305
  9/30/2006             6,944,072           5,101,940             5,913,980
 10/31/2006             7,115,591           5,175,684             5,994,425
 11/30/2006             7,278,538           5,265,041             6,095,154
 12/31/2006             7,330,943           5,318,151             6,162,075
  1/31/2007             7,385,925           5,375,122             6,230,878
  2/28/2007             7,495,237           5,444,822             6,318,014
  3/31/2007             7,513,226           5,462,133             6,324,706



Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the Fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

[PHOTO]
Neil Burke


                          Manager since December 2005

[PHOTO]

Cliff Rowe
Manager since January 2003
                          Manager since December 2005

 FUND FACTS
 SYMBOL | LSDIX
 OBJECTIVE | Above-average total return through a combination of current income and capital appreciation
 STRATEGY | Invests only in investment-grade fixed-income securities. The Fund's weighted average duration generally is two to five years
 FUND INCEPTION DATE | 1/28/98
 TOTAL NET ASSETS | $35.2 million


[PHOTO]
Richard Raczkowski


                          Manager since December 2005

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Lehman US Government/Credit Intermediate Index, during the six months ended March 31, 2007. Strong security selection drove the Fund's outperformance. We slightly extended the Fund's effective duration, from 3.34 years to 3.60 years, making it neutral to the Benchmark. The Fund remained primarily invested in US investment-grade issues, with modest allocations to securitized products and Treasurys, and a small component (less than 2%) of high yield.

Maintaining a significant underweight to Treasurys (8.2% versus 41% for the Benchmark) proved beneficial to the Fund's overall return, as Treasurys provided some of the more modest returns for the period. Specifically, the Treasury allocation resulted in a 19-basis-point total effect, as underweighting Treasurys and overweighting other market segments proved additive to total return. Among our out-of-Benchmark allocations, mortgage-backed securities, particularly those with 15-year maturities, offered strong excess results as fixed-income investors favored quality and lower-risk mortgage investments.

From an industry perspective, banking was the leading contributor to performance, primarily due to strong security selection. It paid to be selective within the investment-grade sector, as investors moved away from risk and into more moderately low-risk investments throughout the period.

The Fund's allocation to asset-backed securities (ABS) and investment-grade financial securities modestly detracted from performance. Our shorter relative duration among financial-related securities hurt the Fund's relative performance in the fourth quarter's rallying market, while our out-of-Benchmark ABS allocation detracted from results in the fairly volatile market of the first quarter of 2007. Specifically, our positions in car loan and finance companies were slight detractors, from a security-selection standpoint.

The Fund remains focused on high-quality securities, given the historically tight level of spreads, particularly among lower-quality names. We will continue to look for securities with stable to improving credit quality, while remaining mindful that credit-market valuations are at the higher end of their historic ranges.

OUTLOOK
We believe range-bound yields and occasional bouts of widening credit spreads will drive returns. It is premature, in our view, to be overly concerned with talk of recession, Federal Reserve easing and significantly wider spreads. We believe most sectors of the bond market should generate modest returns in 2007, with more robust gains coming from careful security selection.

Modest volatility generally favors mortgage-backed securities, and we view valuations in this sector as attractive, although mortgages may feel the temporary impact of the subprime fallout. We believe the consumer asset-backed sector offers stable, liquid cash substitutes. We expect credit quality to remain strong and spreads tight, although careful analysis will be required in the home-equity loan area.

Nervousness surrounding incoming data may lead to bouts of spread widening for corporate bonds. Nevertheless, we do not anticipate any sustained move to significantly wider levels because economic and financial conditions are generally favorable. An end to the mid-cycle economic correction would favor credit quality, but we expect corporate profit growth to slow from current record levels.
 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007


                                                               SINCE
                     6 MONTHS*       1 YEAR     5 YEARS     INCEPTION(a)
                    --------------------------------------------------------

                    LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND:
                    INSTITUTIONAL
                      2.84%           6.36%      4.80%          5.27%
                    --------------------------------------------------------

                    LEHMAN US GOV'T/CREDIT INTERMEDIATE INDEX(b)
                      2.64            6.14       4.91           5.51
                    --------------------------------------------------------

                    LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX(b)
                      2.87            6.60       5.25           5.46
                    --------------------------------------------------------

                            GROSS EXPENSE RATIO (before waivers and reimbursements)**
                           Institutional: 0.62%
                           -----------------------------------------------------------
                            NET EXPENSE RATIO (after waivers and reimbursements)**
                           Institutional 0.40%
                           -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007(c)


                                     [CHART]

                                             Lipper
                  Loomis Sayles           Intermediate             Lehman US
              Intermediate Duration    Investment Grade       Government/Credit
              Fixed Income Fund/(1)/   Debt Funds Index      Intermediate Index
              ----------------------   ----------------      ------------------
  1/28/1998        $2,000,000
  1/31/1998         2,008,000             $2,000,000            $2,000,000
  2/28/1998         2,008,000              1,997,109             1,998,476
  3/31/1998         2,016,032              2,004,485             2,004,896
  4/30/1998         2,024,096              2,013,850             2,014,941
  5/31/1998         2,036,241              2,032,011             2,029,721
  6/30/1998         2,042,349              2,048,200             2,042,676
  7/31/1998         2,050,519              2,052,391             2,049,881
  8/31/1998         2,030,014              2,080,194             2,082,096
  9/30/1998         2,038,134              2,126,828             2,134,402
 10/31/1998         2,042,210              2,109,620             2,132,300
 11/30/1998         2,060,998              2,120,139             2,132,139
 12/31/1998         2,064,296              2,129,212             2,140,706
  1/31/1999         2,083,494              2,142,422             2,152,461
  2/28/1999         2,064,326              2,104,181             2,120,823
  3/31/1999         2,092,194              2,120,746             2,136,642
  4/30/1999         2,115,836              2,127,865             2,143,200
  5/31/1999         2,085,579              2,106,194             2,126,712
  6/30/1999         2,092,253              2,099,075             2,128,190
  7/31/1999         2,087,860              2,091,677             2,126,319
  8/31/1999         2,083,475              2,089,448             2,127,936
  9/30/1999         2,112,019              2,112,442             2,147,796
 10/31/1999         2,118,777              2,115,656             2,153,338
 11/30/1999         2,130,007              2,118,141             2,155,994
 12/31/1999         2,132,350              2,108,404             2,148,950
  1/31/2000         2,125,526              2,100,909             2,141,099
  2/29/2000         2,145,931              2,123,716             2,158,742
  3/31/2000         2,166,532              2,149,930             2,181,257
  4/30/2000         2,155,049              2,136,614             2,176,315
  5/31/2000         2,145,783              2,132,737             2,179,710
  6/30/2000         2,192,132              2,177,898             2,218,160
  7/31/2000         2,213,176              2,196,489             2,235,041
  8/31/2000         2,234,201              2,226,945             2,261,437
  9/30/2000         2,257,660              2,241,699             2,282,013
 10/31/2000         2,255,177              2,249,600             2,292,405
 11/30/2000         2,279,082              2,285,400             2,323,557
 12/31/2000         2,320,789              2,331,570             2,366,372
  1/31/2001         2,373,935              2,372,538             2,405,214
  2/28/2001         2,395,775              2,395,339             2,427,938
  3/31/2001         2,417,577              2,404,648             2,446,551
  4/30/2001         2,419,994              2,391,713             2,440,085
  5/31/2001         2,447,098              2,406,442             2,453,825
  6/30/2001         2,454,440              2,415,292             2,462,993
  7/31/2001         2,496,656              2,473,884             2,514,144
  8/31/2001         2,526,616              2,501,127             2,539,293
  9/30/2001         2,551,629              2,520,379             2,576,334
 10/31/2001         2,584,545              2,571,754             2,619,056
 11/30/2001         2,579,635              2,539,460             2,592,822
 12/31/2001         2,554,870              2,523,138             2,578,458
  1/31/2002         2,557,425              2,541,344             2,591,852
  2/28/2002         2,559,983              2,565,908             2,612,451
  3/31/2002         2,534,127              2,521,383             2,572,731
  4/30/2002         2,547,051              2,566,865             2,615,246
  5/31/2002         2,573,285              2,587,935             2,641,364
  6/30/2002         2,541,634              2,586,266             2,664,203
  7/31/2002         2,515,455              2,596,536             2,695,748
  8/31/2002         2,576,329              2,646,576             2,735,907
  9/30/2002         2,578,133              2,675,453             2,784,887
 10/31/2002         2,570,140              2,665,193             2,773,964
 11/30/2002         2,605,094              2,677,862             2,771,586
 12/31/2002         2,660,322              2,732,357             2,832,067
  1/31/2003         2,671,230              2,740,900             2,831,928
  2/28/2003         2,717,709              2,779,984             2,871,787
  3/31/2003         2,726,134              2,780,258             2,874,766
  4/30/2003         2,767,571              2,812,755             2,896,727
  5/31/2003         2,828,458              2,865,211             2,954,922
  6/30/2003         2,839,489              2,864,516             2,952,959
  7/31/2003         2,766,798              2,767,930             2,872,734
  8/31/2003         2,775,375              2,788,989             2,879,523
  9/30/2003         2,854,196              2,863,977             2,952,382
 10/31/2003         2,837,356              2,843,761             2,924,578
 11/30/2003         2,845,868              2,851,270             2,928,550
 12/31/2003         2,880,303              2,880,270             2,954,137
  1/31/2004         2,903,345              2,903,172             2,973,535
  2/29/2004         2,931,798              2,931,372             3,003,879
  3/31/2004         2,957,891              2,952,490             3,027,250
  4/30/2004         2,882,761              2,881,549             2,955,453
  5/31/2004         2,865,752              2,867,417             2,942,036
  6/30/2004         2,880,368              2,880,781             2,950,858
  7/31/2004         2,907,443              2,907,821             2,975,752
  8/31/2004         2,951,346              2,960,185             3,025,425
  9/30/2004         2,956,658              2,967,931             3,030,690
 10/31/2004         2,974,694              2,991,323             3,051,105
 11/30/2004         2,957,738              2,972,626             3,023,301
 12/31/2004         2,976,963              3,003,543             3,043,992
  1/31/2005         2,981,131              3,019,767             3,049,881
  2/28/2005         2,967,716              3,006,963             3,033,138
  3/31/2005         2,947,546              2,989,169             3,017,481
  4/30/2005         2,971,421              3,025,948             3,052,006
  5/31/2005         2,992,221              3,057,721             3,079,394
  6/30/2005         3,003,891              3,075,655             3,092,372
  7/31/2005         2,990,073              3,051,632             3,066,693
  8/31/2005         3,016,086              3,089,820             3,102,556
  9/30/2005         3,000,101              3,058,483             3,076,253
 10/31/2005         2,986,901              3,033,294             3,059,395
 11/30/2005         2,998,550              3,044,398             3,072,720
 12/31/2005         3,015,342              3,072,114             3,092,049
  1/31/2006         3,020,166              3,076,023             3,091,587
  2/28/2006         3,025,602              3,085,100             3,093,827
  3/31/2006         3,011,987              3,055,280             3,080,156
  4/30/2006         3,014,397              3,051,041             3,081,819
  5/31/2006         3,013,794              3,047,721             3,082,004
  6/30/2006         3,016,506              3,050,982             3,086,669
  7/31/2006         3,051,799              3,093,310             3,121,285
  8/31/2006         3,087,200              3,139,811             3,160,451
  9/30/2006         3,114,985              3,166,088             3,185,369
 10/31/2006         3,133,364              3,187,474             3,202,180
 11/30/2006         3,163,444              3,224,390             3,231,347
 12/31/2006         3,149,208              3,209,290             3,218,253
  1/31/2007         3,156,452              3,206,029             3,219,431
  2/28/2007         3,200,642              3,257,940             3,263,908
  3/31/2007         3,203,522              3,256,817             3,269,335



Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 15 for a description of the indices.
(c) The mountain chart is based on the Fund's minimum initial investment of $2,000,000.

WHAT YOU SHOULD KNOW

If the credit rating of a security held by the Fund falls below investment grade, the Fund may continue to hold it if Loomis Sayles believes the investment is appropriate. The secondary market for securities that fall below investment grade may lack liquidity and such securities may incur greater risk of default, which may adversely affect the value of the Fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

[PHOTO]


                             DANIEL FUSS, CFA, CIC
                            Manager since July 1994

[PHOTO]


                              STEVEN KASETA, CFA
                          Manager since February 2002

[PHOTO]


                             KATHLEEN GAFFNEY, CFA
                    Associate Manager since September 2006

[PHOTO]


                              MATTHEW EAGAN, CFA
                    Associate Manager since September 2006

[PHOTO]


                                 ELAINE STOKES
                    Associate Manager since September 2006

 FUND FACTS
 SYMBOL | LSIGX
 OBJECTIVE | Above-average total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily investment-grade fixed-income securities, although it may invest up to 10% of its assets in lower rated fixed-income securities and up to 10% of its assets in preferred stocks. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of assets in securities of other foreign issuers, including emerging markets.
 FUND INCEPTION DATE | 7/1/94
 FUND REGISTRATION DATE | 3/7/97
 TOTAL NET ASSETS | $200.6 million

PORTFOLIO REVIEW
The Fund outperformed its Benchmark, the Lehman US Government/Credit Index, during the six months ended March 31, 2007, primarily due to our holdings in the non-US-dollar and high-yield sectors.

Robust global liquidity, along with investors' low levels of risk aversion, led to strong currency performance. Specifically, the Fund benefited from strong currency returns in Thailand, New Zealand and South Africa. Strong security selection in the Mexican, Brazilian and Indonesian bond markets also contributed positively to performance. Mexican government bonds were among the Fund's top performers, despite the Mexican peso's relatively flat performance during the period.

Excess liquidity in the high-yield market kept demand stronger than supply, strengthening bids for most high-yield names. Security selection within the consumer non-cyclical industry proved beneficial to the Portfolio. The Fund's overweight and relative outperformance in the communications sector also generated excess returns for the Fund, most notably from longer-duration issues. Strong security selection within convertibles and the Fund's relative underweight to Treasurys also boosted returns.

Security-specific events and the return of volatility to the corporate market in late February and March negatively affected the performance of the Fund's longer-duration, investment-grade holdings. In addition, Canadian issues, which represented the Fund's largest foreign allocation (18.65% at period end), were a drag on performance, primarily due to softer economic activity and declining commodity prices, particularly oil. The Fund's small allocation (1.50% at period end) to the South Korean won was also a slight drag on performance.

OUTLOOK
We believe range-bound yields and occasional bouts of widening credit spreads will drive returns. It is premature, in our view, to be overly concerned with talk of recession, Federal Reserve easing and significantly wider spreads. We believe most sectors of the bond market should generate modest returns in 2007.

Modest volatility generally favors mortgage-backed securities, and we view valuations in this sector as attractive, although mortgages may feel the temporary impact of the subprime fallout. We believe the consumer asset-backed sector offers stable, liquid cash substitutes. We also expect credit quality to remain strong and spreads tight, although careful analysis will be required in the home-equity loan area.

We remain concerned about the stretched valuations in high yield. The first quarter's brief spike in volatility left only modestly wider spreads in its wake. Valuations have improved in our view, but still remain relatively rich. Full valuations and the potential for headlines to influence risk appetites cause us to expect modest gains in high yield. We believe careful security-selection and tactical adjustments to high-yield exposure is likely to enhance returns.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                 SINCE         SINCE
         6 MONTHS*  1 YEAR 5 YEARS 10 YEARS REGISTRATION(a) INCEPTION(a)
        ----------------------------------------------------------------
        LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME: INSTITUTIONAL
          3.83%      9.97%  11.61%   9.45%       9.15%         10.36%
        ----------------------------------------------------------------
        LEHMAN US GOVERNMENT/CREDIT INDEX(b)
          2.52       6.38    5.57    6.51        6.33           6.77
        ----------------------------------------------------------------
        LIPPER BBB-RATED FUNDS INDEX(b)
          3.29       7.37    6.34    6.22        6.00           6.71
        ----------------------------------------------------------------

                            GROSS EXPENSE RATIO (before waivers and reimbursements)**
                           Institutional: 0.55%
                           -----------------------------------------------------------
                            NET EXPENSE RATIO (after waivers and reimbursements)**
                           Institutional 0.55%
                           -----------------------------------------------------------

 * Not annualized
 ** As stated in the most recent prospectus


CUMULATIVE PERFORMANCE

 REGISTRATION TO MARCH 31, 2007(c)


                                    [CHART]

                Loomis Sayles
               Investment Grade        Lipper BBB-          Lehman US
                 Fixed Income          Rated Funds      Government/Credit
                     Fund             Index/(a)(b)/       Index/(a)(b)/
               ----------------       -------------     -----------------
  3/7/1997       $3,000,000            $3,000,000          $3,000,000
 3/31/1997        2,951,400             2,953,678           2,964,347
 4/30/1997        2,995,081             2,997,311           3,007,699
 5/31/1997        3,044,500             3,031,640           3,035,766
 6/30/1997        3,101,736             3,076,838           3,072,204
 7/31/1997        3,259,925             3,183,224           3,166,196
 8/31/1997        3,167,343             3,141,058           3,130,654
 9/30/1997        3,252,544             3,196,312           3,179,874
10/31/1997        3,282,143             3,228,775           3,230,813
11/30/1997        3,287,394             3,244,554           3,247,817
12/31/1997        3,303,502             3,279,365           3,281,901
 1/31/1998        3,339,510             3,321,218           3,328,168
 2/28/1998        3,358,879             3,320,000           3,321,403
 3/31/1998        3,394,820             3,336,851           3,331,643
 4/30/1998        3,402,967             3,351,142           3,348,386
 5/31/1998        3,425,427             3,379,801           3,384,376
 6/30/1998        3,428,167             3,404,600           3,418,796
 7/31/1998        3,384,972             3,401,952           3,421,524
 8/31/1998        3,207,261             3,377,229           3,488,383
 9/30/1998        3,302,196             3,446,853           3,588,130
10/31/1998        3,273,467             3,404,340           3,562,792
11/30/1998        3,392,948             3,467,282           3,584,019
12/31/1998        3,413,306             3,475,903           3,592,802
 1/31/1999        3,479,183             3,506,149           3,618,327
 2/28/1999        3,425,256             3,430,289           3,532,333
 3/31/1999        3,512,600             3,468,512           3,549,861
 4/30/1999        3,597,605             3,493,388           3,558,681
 5/31/1999        3,530,329             3,446,257           3,521,944
 6/30/1999        3,495,379             3,428,157           3,510,956
 7/31/1999        3,447,143             3,410,857           3,501,240
 8/31/1999        3,433,010             3,398,236           3,498,437
 9/30/1999        3,459,444             3,427,440           3,529,979
10/31/1999        3,448,719             3,434,173           3,539,135
11/30/1999        3,472,171             3,442,484           3,537,154
12/31/1999        3,497,865             3,436,926           3,515,628
 1/31/2000        3,496,116             3,426,846           3,514,656
 2/29/2000        3,597,853             3,468,999           3,558,718
 3/31/2000        3,651,461             3,500,964           3,610,143
 4/30/2000        3,561,270             3,458,490           3,592,540
 5/31/2000        3,536,697             3,432,181           3,589,289
 6/30/2000        3,637,847             3,519,026           3,662,576
 7/31/2000        3,682,956             3,534,106           3,701,369
 8/31/2000        3,754,773             3,598,576           3,753,616
 9/30/2000        3,726,237             3,608,822           3,767,742
10/31/2000        3,660,283             3,597,158           3,791,362
11/30/2000        3,716,651             3,630,502           3,856,203
12/31/2000        3,813,656             3,706,526           3,932,293
 1/31/2001        3,902,133             3,796,186           3,998,256
 2/28/2001        3,942,325             3,833,677           4,039,515
 3/31/2001        3,901,719             3,831,290           4,058,052
 4/30/2001        3,889,623             3,810,278           4,027,631
 5/31/2001        3,947,968             3,844,647           4,050,802
 6/30/2001        3,963,365             3,849,140           4,070,235
 7/31/2001        4,065,619             3,936,445           4,171,664
 8/31/2001        4,172,139             3,983,648           4,225,219
 9/30/2001        4,061,994             3,949,606           4,264,086
10/31/2001        4,195,228             4,033,352           4,372,280
11/30/2001        4,197,745             4,007,245           4,300,525
12/31/2001        4,165,002             3,982,774           4,266,628
 1/31/2002        4,202,487             4,004,551           4,297,983
 2/28/2002        4,232,325             4,023,698           4,334,459
 3/31/2002        4,202,276             3,970,945           4,246,521
 4/30/2002        4,330,865             4,031,699           4,328,778
 5/31/2002        4,429,609             4,063,576           4,368,729
 6/30/2002        4,433,153             4,044,471           4,405,877
 7/31/2002        4,348,923             4,024,217           4,458,946
 8/31/2002        4,464,169             4,105,564           4,558,918
 9/30/2002        4,483,365             4,142,537           4,656,983
10/31/2002        4,413,873             4,112,979           4,612,473
11/30/2002        4,530,841             4,172,245           4,615,201
12/31/2002        4,687,608             4,269,378           4,737,483
 1/31/2003        4,783,704             4,297,661           4,737,334
 2/28/2003        4,916,691             4,369,988           4,821,721
 3/31/2003        4,921,116             4,377,472           4,815,442
 4/30/2003        5,140,105             4,465,808           4,866,904
 5/31/2003        5,465,474             4,582,770           5,005,220
 6/30/2003        5,510,291             4,588,720           4,985,188
 7/31/2003        5,222,654             4,432,351           4,776,201
 8/31/2003        5,268,091             4,467,340           4,807,706
 9/30/2003        5,549,407             4,604,916           4,959,999
10/31/2003        5,561,615             4,586,679           4,897,214
11/30/2003        5,703,437             4,618,189           4,910,219
12/31/2003        5,850,585             4,685,504           4,958,654
 1/31/2004        5,892,124             4,728,143           5,003,688
 2/29/2004        5,955,170             4,769,917           5,064,904
 3/31/2004        6,025,441             4,802,695           5,111,395
 4/30/2004        5,775,385             4,680,325           4,954,468
 5/31/2004        5,747,663             4,644,737           4,929,092
 6/30/2004        5,808,589             4,672,147           4,949,386
 7/31/2004        5,879,454             4,720,979           5,001,670
 8/31/2004        6,042,902             4,816,889           5,107,509
 9/30/2004        6,168,595             4,846,745           5,125,373
10/31/2004        6,282,097             4,894,639           5,169,771
11/30/2004        6,372,559             4,878,393           5,112,255
12/31/2004        6,451,579             4,933,968           5,166,595
 1/31/2005        6,425,127             4,960,128           5,202,510
 2/28/2005        6,460,465             4,952,106           5,168,239
 3/31/2005        6,393,358             4,896,450           5,131,838
 4/30/2005        6,388,883             4,936,423           5,208,788
 5/31/2005        6,402,938             4,987,831           5,274,115
 6/30/2005        6,461,845             5,029,999           5,308,573
 7/31/2005        6,462,491             5,006,710           5,248,814
 8/31/2005        6,561,368             5,068,901           5,327,184
 9/30/2005        6,565,960             5,018,312           5,257,485
10/31/2005        6,517,372             4,974,872           5,212,488
11/30/2005        6,536,273             4,995,309           5,239,210
12/31/2005        6,568,300             5,044,315           5,288,990
 1/31/2006        6,678,648             5,062,727           5,279,310
 2/28/2006        6,700,020             5,086,025           5,293,587
 3/31/2006        6,620,959             5,030,373           5,235,435
 4/30/2006        6,736,826             5,027,115           5,219,029
 5/31/2006        6,697,079             5,014,979           5,216,114
 6/30/2006        6,689,042             5,015,652           5,228,110
 7/31/2006        6,787,371             5,085,072           5,296,166
 8/31/2006        6,969,273             5,177,896           5,379,917
 9/30/2006        7,013,876             5,228,980           5,432,575
10/31/2006        7,124,695             5,274,541           5,466,771
11/30/2006        7,203,067             5,347,694           5,530,753
12/31/2006        7,156,247             5,310,521           5,488,821
 1/31/2007        7,144,797             5,317,991           5,484,261
 2/28/2007        7,304,841             5,420,639           5,578,926
 3/31/2007        7,282,196             5,400,954           5,569,246



 INCEPTION TO MARCH 31, 2007(c)

                                 [CHART]

                 Loomis Sayles
                  Investment
                  Grade Fixed      Lipper BBB-Rated      Lehman Govt./Credit
                  Income Fund        Funds Index              Index
                 -------------     ----------------      -------------------
  7/1/1994        $3,000,000         $3,000,000            $3,000,000
 7/31/1994         3,036,000          3,051,324             3,059,957
 8/31/1994         3,093,077          3,063,344             3,061,210
 9/30/1994         3,023,483          3,021,035             3,014,850
10/31/1994         2,996,271          3,011,419             3,011,509
11/30/1994         2,974,698          3,003,366             3,006,126
12/31/1994         2,992,249          3,018,390             3,025,941
 1/31/1995         3,045,810          3,067,070             3,084,042
 2/28/1995         3,171,907          3,137,145             3,155,555
 3/31/1995         3,225,829          3,161,786             3,176,716
 4/30/1995         3,315,184          3,218,639             3,221,034
 5/31/1995         3,485,253          3,357,467             3,356,031
 6/30/1995         3,546,594          3,382,828             3,382,854
 7/31/1995         3,523,541          3,374,895             3,369,814
 8/31/1995         3,589,079          3,424,537             3,412,926
 9/30/1995         3,680,959          3,464,682             3,447,591
10/31/1995         3,730,652          3,510,838             3,498,221
11/30/1995         3,826,903          3,568,413             3,555,811
12/31/1995         3,896,935          3,627,309             3,608,204
 1/31/1996         3,964,352          3,656,637             3,630,665
 2/29/1996         3,872,776          3,579,711             3,553,630
 3/31/1996         3,872,776          3,553,303             3,523,791
 4/30/1996         3,841,794          3,530,620             3,499,613
 5/31/1996         3,862,155          3,528,202             3,493,719
 6/30/1996         3,921,246          3,568,631             3,540,358
 7/31/1996         3,931,833          3,577,472             3,548,618
 8/31/1996         3,955,818          3,575,697             3,539,893
 9/30/1996         4,079,239          3,647,255             3,602,821
10/31/1996         4,249,751          3,734,800             3,686,909
11/30/1996         4,399,343          3,818,069             3,754,802
12/31/1996         4,321,474          3,781,134             3,712,943
 1/31/1997         4,314,560          3,793,148             3,717,352
 2/28/1997         4,358,568          3,814,785             3,725,195
 3/31/1997         4,269,654          3,755,882             3,680,923
 4/30/1997         4,332,844          3,811,365             3,734,754
 5/31/1997         4,404,336          3,855,019             3,769,606
 6/30/1997         4,487,138          3,912,492             3,814,852
 7/31/1997         4,715,982          4,047,771             3,931,565
 8/31/1997         4,582,048          3,994,153             3,887,432
 9/30/1997         4,705,305          4,064,414             3,948,549
10/31/1997         4,748,123          4,105,694             4,011,802
11/30/1997         4,755,720          4,125,758             4,032,917
12/31/1997         4,779,024          4,170,023             4,075,239
 1/31/1998         4,831,115          4,223,244             4,132,691
 2/28/1998         4,859,135          4,221,695             4,124,291
 3/31/1998         4,911,128          4,243,123             4,137,007
 4/30/1998         4,922,915          4,261,294             4,157,797
 5/31/1998         4,955,406          4,297,737             4,202,487
 6/30/1998         4,959,370          4,329,272             4,245,227
 7/31/1998         4,896,882          4,325,905             4,248,615
 8/31/1998         4,639,796          4,294,467             4,331,636
 9/30/1998         4,777,134          4,383,000             4,455,495
10/31/1998         4,735,573          4,328,941             4,424,032
11/30/1998         4,908,421          4,408,978             4,450,391
12/31/1998         4,937,872          4,419,940             4,461,296
 1/31/1999         5,033,173          4,458,400             4,492,992
 2/28/1999         4,955,159          4,361,937             4,386,210
 3/31/1999         5,081,515          4,410,543             4,407,975
 4/30/1999         5,204,488          4,442,175             4,418,927
 5/31/1999         5,107,164          4,382,243             4,373,309
 6/30/1999         5,056,603          4,359,227             4,359,666
 7/31/1999         4,986,822          4,337,228             4,347,600
 8/31/1999         4,966,376          4,321,180             4,344,120
 9/30/1999         5,004,617          4,358,314             4,383,287
10/31/1999         4,989,103          4,366,876             4,394,656
11/30/1999         5,023,028          4,377,445             4,392,197
12/31/1999         5,060,199          4,370,377             4,365,467
 1/31/2000         5,057,669          4,357,560             4,364,260
 2/29/2000         5,204,847          4,411,161             4,418,974
 3/31/2000         5,282,399          4,451,808             4,482,829
 4/30/2000         5,151,924          4,397,798             4,460,972
 5/31/2000         5,116,376          4,364,343             4,456,934
 6/30/2000         5,262,704          4,474,775             4,547,938
 7/31/2000         5,327,962          4,493,951             4,596,108
 8/31/2000         5,431,857          4,575,930             4,660,984
 9/30/2000         5,390,575          4,588,958             4,678,526
10/31/2000         5,295,161          4,574,126             4,707,855
11/30/2000         5,376,707          4,616,527             4,788,370
12/31/2000         5,517,039          4,713,198             4,882,854
 1/31/2001         5,645,034          4,827,209             4,964,762
 2/28/2001         5,703,178          4,874,883             5,015,995
 3/31/2001         5,644,435          4,871,848             5,039,012
 4/30/2001         5,626,938          4,845,129             5,001,237
 5/31/2001         5,711,342          4,888,832             5,030,009
 6/30/2001         5,733,616          4,894,546             5,054,141
 7/31/2001         5,881,543          5,005,563             5,180,088
 8/31/2001         6,035,640          5,065,585             5,246,589
 9/30/2001         5,876,299          5,022,297             5,294,852
10/31/2001         6,069,041          5,128,789             5,429,199
11/30/2001         6,072,683          5,095,591             5,340,098
12/31/2001         6,025,316          5,064,474             5,298,007
 1/31/2002         6,079,544          5,092,165             5,336,942
 2/28/2002         6,122,709          5,116,512             5,382,235
 3/31/2002         6,079,237          5,049,431             5,273,041
 4/30/2002         6,265,262          5,126,686             5,375,182
 5/31/2002         6,408,110          5,167,222             5,424,790
 6/30/2002         6,413,236          5,142,928             5,470,918
 7/31/2002         6,291,385          5,117,173             5,536,816
 8/31/2002         6,458,107          5,220,613             5,660,953
 9/30/2002         6,485,877          5,267,628             5,782,724
10/31/2002         6,385,345          5,230,042             5,727,454
11/30/2002         6,554,557          5,305,405             5,730,842
12/31/2002         6,781,345          5,428,918             5,882,684
 1/31/2003         6,920,362          5,464,883             5,882,499
 2/28/2003         7,112,748          5,556,853             5,987,285
 3/31/2003         7,119,150          5,566,370             5,979,488
 4/30/2003         7,435,952          5,678,697             6,043,390
 5/31/2003         7,906,648          5,827,426             6,215,141
 6/30/2003         7,971,482          5,834,991             6,190,267
 7/31/2003         7,555,371          5,636,153             5,930,762
 8/31/2003         7,621,103          5,680,645             5,969,882
 9/30/2003         8,028,070          5,855,587             6,158,989
10/31/2003         8,045,731          5,832,396             6,081,026
11/30/2003         8,250,897          5,872,464             6,097,176
12/31/2003         8,463,771          5,958,062             6,157,319
 1/31/2004         8,523,863          6,012,281             6,213,239
 2/29/2004         8,615,069          6,065,401             6,289,253
 3/31/2004         8,716,727          6,107,081             6,346,983
 4/30/2004         8,354,982          5,951,476             6,152,121
 5/31/2004         8,314,878          5,906,222             6,120,611
 6/30/2004         8,403,016          5,941,077             6,145,810
 7/31/2004         8,505,533          6,003,171             6,210,733
 8/31/2004         8,741,987          6,125,129             6,342,157
 9/30/2004         8,923,820          6,163,094             6,364,339
10/31/2004         9,088,018          6,223,996             6,419,470
11/30/2004         9,218,886          6,203,338             6,348,051
12/31/2004         9,333,200          6,274,006             6,415,526
 1/31/2005         9,294,934          6,307,272             6,460,122
 2/28/2005         9,346,056          6,297,071             6,417,567
 3/31/2005         9,249,720          6,226,299             6,372,367
 4/30/2005         9,243,245          6,277,129             6,467,918
 5/31/2005         9,263,580          6,342,498             6,549,037
 6/30/2005         9,348,805          6,396,119             6,591,824
 7/31/2005         9,349,740          6,366,505             6,517,620
 8/31/2005         9,492,791          6,445,587             6,614,934
 9/30/2005         9,499,436          6,381,258             6,528,386
10/31/2005         9,429,140          6,326,019             6,472,512
11/30/2005         9,456,485          6,352,008             6,505,693
12/31/2005         9,502,822          6,414,323             6,567,506
 1/31/2006         9,662,469          6,437,736             6,555,487
 2/28/2006         9,693,389          6,467,360             6,573,214
 3/31/2006         9,579,007          6,396,593             6,501,006
 4/30/2006         9,746,640          6,392,451             6,480,633
 5/31/2006         9,689,134          6,377,019             6,477,014
 6/30/2006         9,677,507          6,377,875             6,491,910
 7/31/2006         9,819,767          6,466,149             6,576,417
 8/31/2006        10,082,936          6,584,184             6,680,414
 9/30/2006        10,147,467          6,649,141             6,745,801
10/31/2006        10,307,797          6,707,076             6,788,263
11/30/2006        10,421,183          6,800,097             6,867,711
12/31/2006        10,353,445          6,752,828             6,815,643
 1/31/2007        10,336,880          6,762,327             6,809,981
 2/28/2007        10,568,426          6,892,853             6,927,529
 3/31/2007        10,535,664          6,867,822             6,915,510



Data quoted reflects past performance and cannot guarantee future results. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements, if any, without which performance would be lower.

(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long-term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (b) See page 15 for a description of the indices. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

WHAT YOU SHOULD KNOW
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity which may adversely affect the value of the Fund. Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the US. Securities issued by US government agencies are not issued, and may not be guaranteed by the US government.

ADDITIONAL INFORMATION

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.
Lipper BBB-Rated Funds Index is an equally weighted index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective.
Lipper Global Income Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global income funds investment objective. Lipper High Current Yield Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.
Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted unmanaged index of the 30 largest mutual funds within the intermediate investment grade debt funds investment objectives.
Lipper Treasury Inflation Protected Securities Funds Index is an equally weighted index of typically the 30 largest mutual funds within the treasury inflation protected securities funds investment objective.
Source: Lipper, Inc.

Lehman US Government/Credit Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) as well as other publicly issued investment grade corporate and foreign debentures that meet specified maturity, liquidity, and quality requirements. Lehman US Government/Credit Intermediate Index includes securities which have a remaining maturity of 1-10 years and includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements. Lehman Global Aggregate Bond Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities.
Lehman High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included.
Lehman US Treasury Inflation Protected Securities Index measures the performance of the inflation protected securities issued by the U.S. Treasury.

PROXY VOTING INFORMATION
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330;
(ii) on the Funds' website, www.loomissayles.com, and (iii) on the SEC's website, www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2006 is available on
(i) the Funds' website and (ii) the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, including redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other Fund expenses. These costs are described in more detail in each Fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2006 through March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

LOOMIS SAYLES BOND FUND

                                                       Beginning                 Ending                Expenses Paid
                                                     Account Value            Account Value            During Period*
Institutional Class                                     10/1/06                  3/31/07              10/1/06 -3/31/07
-------------------                                  -------------            -------------           ----------------
Actual                                                 $1,000.00                $1,048.70                  $3.42
Hypothetical (5% return before expenses)               $1,000.00                $1,021.59                  $3.38

Retail Class
------------
Actual                                                 $1,000.00                $1,046.70                  $5.00
Hypothetical (5% return before expenses)               $1,000.00                $1,020.04                  $4.94

Admin Class
-----------
Actual                                                 $1,000.00                $1,045.40                  $6.37
Hypothetical (5% return before expenses)               $1,000.00                $1,018.70                  $6.29
*Expenses are equal to the Fund's annualized expense ratio of 0.67%, 0.98% and 1.25% for the Institutional, Retail and
 Admin Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-
 year period).

LOOMIS SAYLES FIXED INCOME FUND

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,057.80                  $3.08
Hypothetical (5% return before expenses)              $1,000.00               $1,021.94                  $3.02
*Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL BOND FUND

                                                       Beginning                Ending                 Expenses Paid
                                                     Account Value           Account Value            During Period*
Institutional Class                                     10/1/06                 3/31/07              10/1/06 - 3/31/07
-------------------                                  -------------           -------------           -----------------
Actual                                                 $1,000.00               $1,041.70                   $3.51
Hypothetical (5% return before expenses)               $1,000.00               $1,021.49                   $3.48

Retail Class
------------
Actual                                                 $1,000.00               $1,040.20                   $5.09
Hypothetical (5% return before expenses)               $1,000.00               $1,019.95                   $5.04
*Expenses are equal to the Fund's annualized expense ratio of 0.69% and 1.00% for the Institutional and Retail Class,
 respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,014.80                  $2.01
Hypothetical (5% return before expenses)              $1,000.00               $1,022.94                  $2.02
*Expenses are equal to the Fund's annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,081.90                  $3.89
Hypothetical (5% return before expenses)              $1,000.00               $1,021.19                  $3.78
*Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND


                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,028.40                  $2.02
Hypothetical (5% return before expenses)              $1,000.00               $1,022.94                  $2.02
*Expenses are equal to the Fund's annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND


                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,038.30                  $2.69
Hypothetical (5% return before expenses)              $1,000.00               $1,022.29                  $2.67
*Expenses are equal to the Fund's annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES BOND FUND

                                                PRINCIPAL AMOUNT (++)    VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - 93.9% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 89.3%

AEROSPACE & DEFENSE - 0.2%
Bombardier, Inc., 7.350%, 12/22/2026        CAD      $      5,985,000 $  5,145,182
Bombardier, Inc., 7.450%, 5/01/2034, 144A                  17,130,000   16,102,200
                                                                      ------------
                                                                        21,247,382
                                                                      ------------
AIRLINES - 0.8%
American Airlines, Inc., 7.324%, 10/15/2009                 1,255,000    1,275,394
American Airlines, Inc., Series 93A6,
 8.040%, 9/16/2011                                          2,771,141    2,791,924
Continental Airlines, Inc., Series 1997-4B,
 6.900%, 1/02/2017                                          5,277,368    5,237,787
Continental Airlines, Inc., Series 1998-1,
 Class B, 6.748%, 3/15/2017                                11,231,182   11,245,221
Continental Airlines, Inc., Series 1999-1B,
 6.795%, 8/02/2018                                          4,553,977    4,551,130
Continental Airlines, Inc., Series 1999-1C,
 6.954%, 8/02/2009                                          5,288,432    5,261,990
Continental Airlines, Inc., Series 1999-2,
 Class B, 7.566%, 3/15/2020                                 4,712,160    4,771,062
Continental Airlines, Inc., Series 2000-2,
 Class B, 8.307%, 4/02/2018                                 7,392,978    7,707,180
Continental Airlines, Inc., Series 2001-1B,
 7.373%, 12/15/2015                                         4,130,031    4,150,681
Continental Airlines, Inc., Series 96-A,
 Class B, 6.940%, 10/15/2013                                  434,876      443,574
Continental Airlines, Inc., Series 971-A,
 Class B, 7.461%, 4/01/2015                                 4,449,286    4,643,942
Qantas Airways Ltd.,
 5.125%, 6/20/2013, 144A                                    2,000,000    1,781,616
Qantas Airways Ltd.,
 6.050%, 4/15/2016, 144A                                   42,315,000   36,881,458
                                                                      ------------
                                                                        90,742,959
                                                                      ------------
AUTOMOTIVE - 2.4%
Cummins, Inc., 6.750%, 2/15/2027                            2,547,000    2,549,486
Cummins, Inc., 7.125%, 3/01/2028                            3,000,000    3,111,105
Ford Motor Co., 6.375%, 2/01/2029(b)                        1,195,000      851,438
Ford Motor Co., 6.500%, 8/01/2018(b)                        2,240,000    1,786,400
Ford Motor Co., 6.625%, 2/15/2028                             500,000      361,250
Ford Motor Co., 6.625%, 10/01/2028                         57,595,000   41,612,387
Ford Motor Co., 7.125%, 11/15/2025                          1,940,000    1,459,850
Ford Motor Co., 7.450%, 7/16/2031(b)                      114,220,000   88,377,725
Ford Motor Co., 7.500%, 8/01/2026                             795,000      620,100
Ford Motor Credit Co., 5.700%, 1/15/2010                   35,210,000   33,705,512
Ford Motor Credit Co.,
 7.000%, 10/01/2013(b)                                     13,075,000   12,154,350
Ford Motor Credit Co., 7.250%, 10/25/2011                  18,760,000   18,232,900
Ford Motor Credit Co., 7.375%, 10/28/2009                     500,000      499,081
Ford Motor Credit Co., 8.000%, 12/15/2016                  18,970,000   18,253,750
Ford Motor Credit Co., 8.625%, 11/01/2010                  29,010,000   29,605,314
General Motors Corp., 8.375%, 7/15/2033(b)                  1,385,000    1,243,037
Goodyear Tire & Rubber Co.,
 7.000%, 3/15/2028                                          4,901,000    4,557,930
Goodyear Tire & Rubber Co.,
 9.000%, 7/01/2015(b)                                       3,460,000    3,797,350
                                                                      ------------
                                                                       262,778,965
                                                                      ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                            PRINCIPAL AMOUNT (++)    VALUE (+)
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

BANKING - 6.7%
BAC Capital Trust VI, 5.625%, 3/08/2035         $      35,170,000 $ 32,674,759
Barclays Financial LLC,
 4.060%, 9/16/2010, 144A                KRW        38,370,000,000   38,659,570
Barclays Financial LLC,
 4.160%, 2/22/2010, 144A                THB         2,816,000,000   81,565,995
Barclays Financial LLC,
 4.460%, 9/23/2010, 144A                KRW        48,070,000,000   50,961,966
Barclays Financial LLC,
 5.500%, 11/01/2010, 144A               THB           364,000,000   10,917,185
Barclays Financial LLC, Series EMTN,
 4.100%, 3/22/2010, 144A                THB           917,000,000   26,555,412
BNP Paribas SA, Series EMTN,
 Zero Coupon Bond, 6/13/2011, 144A      IDR       255,728,280,000   18,860,304
HSBC Bank USA,
 Zero Coupon Bond, 4/18/2012, 144A      MYR           107,110,000   26,208,260
HSBC Bank USA, 3.310%, 8/25/2010, 144A                 41,250,000   45,172,875
ICICI Bank Ltd.,
 6.375%, 4/30/2022, 144A(c)                             9,100,000    9,016,307
JPMorgan Chase & Co.,
 Zero Coupon Bond, 5/17/2010, 144A      BRL           241,667,000   84,301,703
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A      IDR       699,525,000,000   53,124,880
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A      IDR       248,433,920,000   18,867,120
JPMorgan Chase & Co.,
 Zero Coupon Bond, 4/12/2012, 144A      IDR       597,911,302,820   41,180,068
JPMorgan Chase London,
 Zero Coupon Bond, 10/21/2010, 144A     IDR       152,206,784,000   12,137,244
Rabobank Nederland, Series EMTN,
 13.500%, 1/28/2008, 144A               ISK        11,530,000,000  174,758,542
                                                                  ------------
                                                                   724,962,190
                                                                  ------------
BROKERAGE - 0.5%
Merrill Lynch & Co., Inc.,
 10.710%, 3/08/2017                     BRL           100,000,000   48,682,231
                                                                  ------------
BUILDING MATERIALS - 0.6%
Owens Corning, Inc.,
 6.500%, 12/01/2016, 144A                              13,155,000   13,436,491
Owens Corning, Inc.,
 7.000%, 12/01/2036, 144A                              19,700,000   19,647,302
Ply Gem Industries, Inc.,
 9.000%, 2/15/2012(b)                                   1,925,000    1,669,938
USG Corp., 6.300%, 11/15/2016, 144A                    34,370,000   34,613,305
                                                                  ------------
                                                                    69,367,036
                                                                  ------------
CHEMICALS - 0.7%
Borden, Inc., 7.875%, 2/15/2023                        28,454,000   24,257,035
Borden, Inc., 8.375%, 4/15/2016                         2,785,000    2,590,050
Borden, Inc., 9.200%, 3/15/2021                        11,255,000   10,720,387
Hercules, Inc., 6.500%, 6/30/2029                      13,984,000   11,886,400
Methanex Corp., 6.000%, 8/15/2015                      10,555,000   10,106,191
Mosaic Global Holdings, Inc.,
 7.300%, 1/15/2028                                      8,725,000    8,179,688
Mosaic Global Holdings, Inc.,
 7.375%, 8/01/2018                                      7,650,000    7,611,750
                                                                  ------------
                                                                    75,351,501
                                                                  ------------

                                               PRINCIPAL AMOUNT (++)    VALUE (+)
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONSTRUCTION MACHINERY - 0.1%
Great Lakes Dredge & Dock Corp.,
 7.750%, 12/15/2013(b)                              $      3,590,000 $  3,563,075
Joy Global, Inc., 6.625%, 11/15/2036                       1,975,000    1,988,896
                                                                     ------------
                                                                        5,551,971
                                                                     ------------
CONSUMER CYCLICAL SERVICES - 1.0%
Western Union Co., 6.200%, 11/17/2036                    117,985,000  112,014,959
                                                                     ------------
ELECTRIC - 1.8%
AES Corp., 7.750%, 3/01/2014                               4,875,000    5,118,750
AES Corp., 8.375%, 3/01/2011               GBP             1,990,000    4,053,081
AES Corp., 8.875%, 2/15/2011                                 315,000      338,625
Commonwealth Edison Co.,
 4.750%, 12/01/2011(d)                                       403,000      391,333
Dominion Resources, Inc.,
 5.950%, 6/15/2035                                        13,040,000   12,672,689
Dynegy Holdings, Inc., 7.125%, 5/15/2018                   5,295,000    5,083,200
Dynegy Holdings, Inc., 7.625%, 10/15/2026                 11,835,000   11,479,950
Dynegy Holdings, Inc., 8.375%, 5/01/2016                   2,000,000    2,080,000
Edison Mission Energy, 7.730%, 6/15/2009                   1,835,000    1,899,225
Empresa Nacional de Electricidad SA
 (Endesa-Chile), 7.875%, 2/01/2027                        11,581,000   13,128,059
Enersis SA, 7.375%, 1/15/2014(b)                           3,435,000    3,728,315
Enersis SA, 7.400%, 12/01/2016                             7,650,000    8,419,720
ITC Holdings Corp.,
 5.875%, 9/30/2016, 144A                                  25,460,000   25,597,611
ITC Holdings Corp.,
 6.375%, 9/30/2036, 144A                                  37,955,000   38,176,392
MidAmerican Energy Holdings Co.,
 6.125%, 4/01/2036                                         6,540,000    6,525,861
NGC Corporation Capital Trust I, Series B,
 8.316%, 6/01/2027(b)                                     23,275,000   22,344,000
Power Receivables Finance LLC,
 6.290%, 1/01/2012, 144A                                   2,578,569    2,605,102
Quezon Power Philippines Co.,
 8.860%, 6/15/2017                                         6,615,000    6,846,525
Salton Sea Funding Corp., Series E,
 8.300%, 5/30/2011                                         1,677,391    1,791,940
Salton Sea Funding Corp., Series F,
 7.475%, 11/30/2018                                          219,808      238,490
Southern California Edison Co.,
 7.625%, 1/15/2010                                         2,000,000    2,127,340
SP Powerassets Ltd., 3.730%, 10/22/2010    SGD             1,000,000      672,208
Texas-New Mexico Power Co.,
 6.250%, 1/15/2009                                         1,000,000    1,015,087
Toledo Edison Co., 6.150%, 5/15/2037                      13,195,000   12,926,508
TXU Corp., Series P, 5.550%, 11/15/2014                      320,000      283,417
TXU Corp., Series R, 6.550%, 11/15/2034                    2,810,000    2,353,088
                                                                     ------------
                                                                      191,896,516
                                                                     ------------
ENTERTAINMENT - 1.0%
Time Warner, Inc., 6.500%, 11/15/2036                      9,510,000    9,483,077
Time Warner, Inc., 6.625%, 5/15/2029                      21,780,000   22,041,273
Time Warner, Inc., 6.950%, 1/15/2028                       8,805,000    9,220,094
Time Warner, Inc., 7.625%, 4/15/2031                       5,885,000    6,613,698
Time Warner, Inc., 7.700%, 5/01/2032                       3,785,000    4,291,206
Viacom, Inc., Class B, 6.875%, 4/30/2036                  55,225,000   55,665,917
                                                                     ------------
                                                                      107,315,265
                                                                     ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                PRINCIPAL AMOUNT (++)    VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FINANCIAL OTHER - 0.1%
Petrozuata Finance, Inc.,
 8.220%, 4/01/2017, 144A                             $     12,035,000 $ 12,095,175
                                                                      ------------
FOOD & BEVERAGE - 0.1%
Aramark Services, Inc., 5.000%, 6/01/2012                   2,115,000    1,898,213
Dole Food Co., Inc., 8.625%, 5/01/2009                      2,580,000    2,573,550
Sara Lee Corp., 6.125%, 11/01/2032(b)                       4,640,000    4,288,724
                                                                      ------------
                                                                         8,760,487
                                                                      ------------
FOREIGN LOCAL GOVERNMENTS - 2.5%
Ontario Hydro,
 Zero Coupon Bond, 11/27/2020               CAD             1,507,000      692,137
Province of Alberta, 5.930%, 9/16/2016      CAD            20,675,494   19,219,524
Province of British Columbia,
 6.000%, 6/09/2008                          CAD            96,745,000   85,563,809
Province of Manitoba, 4.450%, 12/01/2008    CAD             1,640,000    1,427,475
Province of Manitoba, 5.750%, 6/02/2008     CAD            74,125,000   65,353,274
Province of Ontario, 3.875%, 3/08/2008      CAD            70,975,000   61,249,365
Province of Ontario, 5.700%, 12/01/2008     CAD            33,755,000   29,964,616
Province of Saskatchewan, 5.500%, 6/02/2008 CAD               775,000      681,402
                                                                      ------------
                                                                       264,151,602
                                                                      ------------
GOVERNMENT OWNED - NO GUARANTEE - 0.1%
Pemex Project Funding Master Trust,
 8.625%, 2/01/2022                                          1,580,000    1,967,100
Pemex Project Funding Master Trust,
 8.625%, 12/01/2023(b)                                      6,485,000    8,073,825
                                                                      ------------
                                                                        10,040,925
                                                                      ------------
GOVERNMENT SPONSORED - 0.9%
Federal National Mortgage Association,
 2.290%, 2/19/2009                          SGD           145,900,000   94,825,911
Federal National Mortgage Association,
 5.375%, 11/15/2011(b)                                        700,000      715,511
                                                                      ------------
                                                                        95,541,422
                                                                      ------------
HEALTHCARE - 1.5%
HCA, Inc., 5.750%, 3/15/2014                                2,750,000    2,347,812
HCA, Inc., 6.250%, 2/15/2013                                3,000,000    2,726,250
HCA, Inc., 6.300%, 10/01/2012(b)                            2,500,000    2,337,500
HCA, Inc., 6.500%, 2/15/2016(b)                            24,055,000   20,476,819
HCA, Inc., 7.050%, 12/01/2027                              23,380,000   18,546,980
HCA, Inc., 7.190%, 11/15/2015                               4,500,000    3,969,243
HCA, Inc., 7.500%, 12/15/2023                              14,935,000   12,672,676
HCA, Inc., 7.500%, 11/06/2033                              16,040,000   13,674,100
HCA, Inc., 7.580%, 9/15/2025                               14,695,000   12,403,800
HCA, Inc., 7.690%, 6/15/2025(b)                            42,300,000   36,464,250
HCA, Inc., 7.750%, 7/15/2036                                6,191,000    5,245,473
HCA, Inc., 8.360%, 4/15/2024                                8,009,000    7,294,637
Hospira, Inc., 6.050%, 3/30/2017                           15,175,000   15,163,088
Owens & Minor, Inc., 6.350%, 4/15/2016                      3,770,000    3,800,782
Tenet Healthcare Corp., 9.250%, 2/01/2015                     560,000      554,400
                                                                      ------------
                                                                       157,677,810
                                                                      ------------
HEALTHCARE INSURANCE - 0.2%
CIGNA Corp., 6.150%, 11/15/2036                            20,530,000   20,344,901
                                                                      ------------

                                                 PRINCIPAL AMOUNT (++)    VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

HOME CONSTRUCTION - 2.2%
Centex Corp., 5.250%, 6/15/2015(b)                    $      5,110,000 $  4,662,957
D.R. Horton, Inc., 5.250%, 2/15/2015(b)                     68,580,000   62,712,295
D.R. Horton, Inc., 5.625%, 9/15/2014                         7,235,000    6,876,578
D.R. Horton, Inc., 5.625%, 1/15/2016(b)                     26,345,000   24,369,547
D.R. Horton, Inc., 6.500%, 4/15/2016                         1,975,000    1,931,544
K. Hovnanian Enterprises, Inc.,
 6.250%, 1/15/2016                                           5,750,000    4,930,625
K. Hovnanian Enterprises, Inc.,
 6.375%, 12/15/2014(b)                                       1,834,000    1,604,750
K. Hovnanian Enterprises, Inc.,
 6.500%, 1/15/2014                                           3,065,000    2,743,175
K. Hovnanian Enterprises, Inc.,
 7.500%, 5/15/2016(b)                                        1,500,000    1,398,750
Kimball Hill Homes, Inc.,
 10.500%, 12/15/2012                                         2,565,000    2,462,400
Lennar Corp., Series B, 5.600%, 5/31/2015                    3,995,000    3,757,733
Lennar Corp., Series B, 6.500%, 4/15/2016(b)                39,675,000   39,011,158
Pulte Homes, Inc., 5.200%, 2/15/2015(b)                      5,360,000    4,952,259
Pulte Homes, Inc., 6.000%, 2/15/2035(b)                     58,460,000   52,143,280
Pulte Homes, Inc., 6.375%, 5/15/2033                        16,590,000   15,418,033
Stanley-Martin Communities LLC,
 9.750%, 8/15/2015                                           5,185,000    4,647,056
Toll Brothers Finance Corp.,
 5.150%, 5/15/2015(b)                                        7,935,000    7,174,113
                                                                       ------------
                                                                        240,796,253
                                                                       ------------
INDEPENDENT ENERGY - 1.2%
Anadarko Petroleum Corp.,
 5.950%, 9/15/2016                                          53,650,000   53,762,987
Anadarko Petroleum Corp.,
 6.450%, 9/15/2036                                          55,285,000   54,707,106
Chesapeake Energy Corp., 6.500%, 8/15/2017                   3,595,000    3,550,063
Chesapeake Energy Corp.,
 6.875%, 11/15/2020                                         13,680,000   13,611,600
Pioneer Natural Resource Co.,
 5.875%, 7/15/2016                                           4,720,000    4,391,856
XTO Energy, Inc., 6.100%, 4/01/2036                          2,165,000    2,096,445
                                                                       ------------
                                                                        132,120,057
                                                                       ------------
INDUSTRIAL OTHER - 0.2%
Ranhill Labuan Ltd.,
 12.500%, 10/26/2011, 144A(b)                               26,410,000   26,190,797
                                                                       ------------
INTEGRATED ENERGY - 0.4%
Cerro Negro Finance Ltd.,
 7.900%, 12/01/2020, 144A                                   37,535,000   37,535,000
PF Export Receivables Master Trust,
 6.436%, 6/01/2015, 144A                                     1,997,155    2,037,098
                                                                       ------------
                                                                         39,572,098
                                                                       ------------
LIFE INSURANCE - 0.8%
ASIF Global Financing XXVII,
 2.380%, 2/26/2009, 144A                     SGD            38,400,000   24,950,800
Mutual of Omaha Insurance Co.,
 6.800%, 6/15/2036, 144A                                    57,985,000   62,480,577
                                                                       ------------
                                                                         87,431,377
                                                                       ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                 PRINCIPAL AMOUNT (++)    VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

LOCAL AUTHORITIES - 0.2%
Michigan Tobacco Settlement Finance
 Authority, 7.309%, 6/01/2034                         $     21,965,000 $ 22,674,689
                                                                       ------------
MEDIA CABLE - 1.7%
Comcast Corp., 5.500%, 3/15/2011(b)                          3,000,000    3,032,817
Comcast Corp., 5.650%, 6/15/2035                            61,435,000   55,662,076
Comcast Corp., 6.450%, 3/15/2037                            61,395,000   61,464,990
Comcast Corp., 6.500%, 11/15/2035                           37,670,000   37,955,388
CSC Holdings, Inc., 7.875%, 2/15/2018                        1,550,000    1,592,625
Shaw Communications, Inc.,
 5.700%, 3/02/2017                           CAD            12,775,000   11,032,753
Virgin Media Finance Plc,
 9.125%, 8/15/2016                                             500,000      527,500
Virgin Media Finance Plc,
 9.750%, 4/15/2014                           GBP             6,005,000   12,496,409
                                                                       ------------
                                                                        183,764,558
                                                                       ------------
MEDIA NON-CABLE - 0.7%
News America, Inc.,
 6.150%, 3/01/2037, 144A                                    52,130,000   49,662,843
News America, Inc., 6.200%, 12/15/2034                      17,665,000   17,134,167
News America, Inc., 6.400%, 12/15/2035                       8,080,000    8,036,974
                                                                       ------------
                                                                         74,833,984
                                                                       ------------
MORTGAGE RELATED - 0.0%
Federal Home Loan Mortgage Corp.,
 3.220%, 6/20/2007                           SGD             9,250,000    6,100,958
Federal Home Loan Mortgage Corp.,
 5.000%, 12/01/2031                                            402,171      389,864
                                                                       ------------
                                                                          6,490,822
                                                                       ------------
NON-CAPTIVE CONSUMER - 0.0%
SLM Corp., 6.500%, 6/15/2010                 NZD             1,010,000      695,154
                                                                       ------------
NON-CAPTIVE DIVERSIFIED - 0.2%
CIT Group, Inc., 6.000%, 4/01/2036                             500,000      484,650
GMAC Australia, 6.500%, 8/10/2007            AUD               450,000      357,938
GMAC Canada Ltd., Series EMTN,
 6.625%, 12/17/2010                          GBP               500,000      964,246
GMAC LLC, 5.625%, 5/15/2009                                  2,040,000    2,002,986
GMAC LLC, 6.310%, 7/16/2007(c)                               7,500,000    7,499,978
GMAC LLC, 6.750%, 12/01/2014                                 6,045,000    5,942,791
GMAC LLC, 6.875%, 8/28/2012                                    200,000      199,194
GMAC LLC, 8.000%, 11/01/2031                                 1,065,000    1,141,833
GMAC LLC, Series EMTN,
 6.375%, 12/07/2007                          GBP               500,000      981,465
                                                                       ------------
                                                                         19,575,081
                                                                       ------------
NON-CAPTIVE FINANCE - 2.8%
General Electric Capital Corp.,
 6.500%, 9/28/2015                           NZD           240,358,000  160,960,264
General Electric Capital Corp., Series EMTN,
 1.725%, 6/27/2008                           SGD             4,250,000    2,755,540
General Electric Capital Corp., Series EMTN,
 6.750%, 9/26/2016                           NZD            48,575,000   33,454,601
General Electric Capital Corp., Series GMTN,
 3.485%, 3/08/2012                           SGD           150,000,000  100,083,413
                                                                       ------------
                                                                        297,253,818
                                                                       ------------

                                                  PRINCIPAL AMOUNT (++)    VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

OIL FIELD SERVICES - 0.4%
North American Energy Partners, Inc.,
 8.750%, 12/01/2011                                    $     12,530,000 $ 12,780,600
Petrobras Energia SA, Series I,
 8.125%, 7/15/2010, 144A                                      5,640,000    5,936,100
Weatherford International Ltd.,
 6.500%, 8/01/2036                                           20,375,000   20,372,596
                                                                        ------------
                                                                          39,089,296
                                                                        ------------
PACKAGING - 0.2%
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)                   23,567,000   24,097,257
                                                                        ------------
PAPER - 2.3%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                11,675,000    9,982,125
Abitibi-Consolidated, Inc.,
 7.500%, 4/01/2028(b)                                        14,040,000   11,653,200
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                 4,215,000    3,667,050
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                47,185,000   41,994,650
Avenor, Inc., 10.850%, 11/30/2014             CAD               450,000      423,476
Bowater, Inc., 6.500%, 6/15/2013(b)                           3,880,000    3,501,700
Georgia-Pacific Corp., 7.375%, 12/01/2025                    29,662,000   28,623,830
Georgia-Pacific Corp., 7.750%, 11/15/2029                    78,660,000   77,873,400
Georgia-Pacific Corp., 8.000%, 1/15/2024                     13,410,000   13,477,050
Georgia-Pacific Corp., 8.875%, 5/15/2031                     19,659,000   20,838,540
Georgia-Pacific Corp., (Timber Group),
 7.250%, 6/01/2028                                           24,635,000   23,526,425
International Paper Co., 4.250%, 1/15/2009                    2,000,000    1,962,820
Jefferson Smurfit Corp., 7.500%, 6/01/2013                    4,990,000    4,840,300
                                                                        ------------
                                                                         242,364,566
                                                                        ------------
PHARMACEUTICALS - 0.8%
Elan Financial Plc, 7.750%, 11/15/2011                       49,231,000   48,369,458
Elan Financial Plc, 8.875%, 12/01/2013, 144A                 41,925,000   42,606,281
                                                                        ------------
                                                                          90,975,739
                                                                        ------------
PIPELINES - 2.8%
Colorado Interstate Gas Co.,
 5.950%, 3/15/2015                                            3,450,000    3,471,542
Colorado Interstate Gas Co.,
 6.800%, 11/15/2015                                           3,670,000    3,902,983
DCP Midstream LP,
 6.450%, 11/03/2036, 144A                                    27,200,000   27,665,174
El Paso Corp., 6.375%, 2/01/2009                              3,810,000    3,871,913
El Paso Corp., 6.750%, 5/15/2009(b)                           8,350,000    8,548,313
El Paso Corp., 6.950%, 6/01/2028                             11,959,000   12,287,873
El Paso Corp., 7.000%, 5/15/2011                              2,115,000    2,220,750
El Paso Corp., 7.750%, 6/15/2010(b)                           5,190,000    5,527,350
El Paso Corp., 7.750%, 1/15/2032(b)                           1,500,000    1,657,500
El Paso Corp., 7.800%, 8/01/2031(b)                           1,000,000    1,105,000
Energy Transfer Partners LP,
 6.125%, 2/15/2017                                            7,325,000    7,484,736
Energy Transfer Partners LP,
 6.625%, 10/15/2036                                           5,375,000    5,498,313
Kinder Morgan Finance, 5.700%, 1/05/2016                     14,160,000   13,276,515
Kinder Morgan Finance, 6.400%, 1/05/2036(b)                  60,859,000   54,495,218
Kinder Morgan, Inc., 6.670%, 11/01/2027                       6,720,000    6,191,277

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                               PRINCIPAL AMOUNT (++)    VALUE (+)
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PIPELINES - CONTINUED
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                  $     16,530,000 $ 15,160,192
KN Capital Trust III, 7.630%, 4/15/2028(b)                 2,890,000    2,790,133
ONEOK Partners LP, 6.650%, 10/01/2036                      7,650,000    7,859,893
Plains All American Pipeline LP,
 6.125%, 1/15/2017, 144A                                  28,845,000   29,420,429
Plains All American Pipeline LP,
 6.650%, 1/15/2037, 144A                                  62,130,000   63,161,979
Southern Natural Gas Co.,
 7.350%, 2/15/2031                                         4,695,000    5,192,693
Tennessee Gas Pipeline Co.,
 7.000%, 10/15/2028                                        7,900,000    8,458,261
Williams Cos., Inc., 7.500%, 1/15/2031                    13,985,000   14,824,100
                                                                     ------------
                                                                      304,072,137
                                                                     ------------
PROPERTY & CASUALTY INSURANCE - 1.4%
Allstate Corp., 5.950%, 4/01/2036                          7,745,000    7,723,477
Marsh & McLennan Cos., Inc.,
 5.375%, 7/15/2014                                        46,320,000   45,335,329
Marsh & McLennan Cos., Inc.,
 5.750%, 9/15/2015                                        34,729,000   34,498,747
Marsh & McLennan Cos., Inc.,
 5.875%, 8/01/2033                                        47,307,000   43,210,167
St. Paul Travelers Co., Inc.,
 6.750%, 6/20/2036(b)                                      6,850,000    7,540,733
Travelers Property Casualty Corp.,
 6.375%, 3/15/2033                                         1,000,000    1,042,286
Willis North America, Inc.,
 6.200%, 3/28/2017                                        12,000,000   12,026,352
                                                                     ------------
                                                                      151,377,091
                                                                     ------------
RAILROADS - 0.3%
CSX Corp., 6.000%, 10/01/2036(b)                          21,375,000   20,383,114
Missouri Pacific Railroad Co.,
 5.000%, 1/01/2045                                         7,804,000    6,504,728
                                                                     ------------
                                                                       26,887,842
                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Highwoods Properties, Inc.,
 5.850%, 3/15/2017, 144A                                  40,835,000   40,537,272
Highwoods Properties, Inc.,
 7.500%, 4/15/2018                                         5,640,000    6,333,822
iStar Financial, Inc., Series REGS,
 5.700%, 3/01/2014                                         5,855,000    5,823,254
                                                                     ------------
                                                                       52,694,348
                                                                     ------------
RESTAURANTS - 0.0%
McDonald's Corp., 3.628%, 10/10/2010       SGD             3,750,000    2,504,760
                                                                     ------------
RETAILERS - 0.8%
Dillard's, Inc., 6.625%, 1/15/2018                         1,920,000    1,864,800
Dillard's, Inc., 7.000%, 12/01/2028                        4,255,000    3,872,050
Dillard's, Inc., 7.130%, 8/01/2018                         1,740,000    1,711,725
Dillard's, Inc., 7.750%, 7/15/2026                         7,182,000    7,074,270
Dillard's, Inc., 7.750%, 5/15/2027                         1,000,000      986,250

                                                PRINCIPAL AMOUNT (++)        VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

RETAILERS - CONTINUED
Federated Retail Holdings, Inc.,
 6.375%, 3/15/2037                                   $     21,875,000     $ 21,262,303
Foot Locker, Inc., 8.500%, 1/15/2022                       14,269,000       14,625,725
J.C. Penney Co., Inc., 7.125%, 11/15/2023                   3,386,000        3,711,371
Toys R Us, Inc., 7.375%, 10/15/2018(b)                     19,610,000       16,864,600
Toys R Us, Inc., 7.875%, 4/15/2013                         11,255,000       10,382,737
                                                                          ------------
                                                                            82,355,831
                                                                          ------------
SOVEREIGNS - 6.4%
Mexican Fixed Rate Bonds, Series M-10,
 8.000%, 12/17/2015                         MXN             4,585,000(++)   42,638,122
Mexican Fixed Rate Bonds, Series M-20,
 8.000%, 12/07/2023                         MXN            23,276,000(++)  218,162,749
Mexican Fixed Rate Bonds, Series MI-10,
 9.000%, 12/20/2012                         MXN            10,500,000(++)  101,763,414
Republic of Argentina, 2.000%, 9/30/2014    ARS           116,826,239       32,739,388
Republic of Argentina, 5.475%, 8/03/2012(c)                17,197,500       16,330,746
Republic of Argentina,
 8.280%, 12/31/2033(b)(e)                                     394,320          458,199
Republic of Brazil, 8.250%, 1/20/2034(b)                   20,860,000       26,179,300
Republic of Brazil, 8.875%, 4/15/2024(b)                   32,625,000       42,412,500
Republic of Brazil, 10.250%, 1/10/2028      BRL            85,195,000       41,247,397
Republic of Brazil, 12.500%, 1/05/2016(b)   BRL            17,305,000        9,669,231
Republic of Brazil, 12.500%, 1/05/2022      BRL           114,735,000       65,030,237
Republic of Peru, 6.125%, 3/07/2017(b)(c)                   2,890,500        2,883,274
Republic of South Africa,
 13.000%, 8/31/2010                         ZAR           500,585,000       78,650,049
Republic of Uruguay, 7.625%, 3/21/2036(b)                   4,360,000        4,806,900
Republic of Uruguay,
 7.875%, 1/15/2033(b)(e)                                    5,265,905        5,963,637
                                                                          ------------
                                                                           688,935,143
                                                                          ------------
SUPERMARKETS - 1.3%
Albertson's, Inc., 6.625%, 6/01/2028                       17,485,000       16,008,584
Albertson's, Inc., 7.450%, 8/01/2029                       95,690,000       94,133,411
Albertson's, Inc., 7.750%, 6/15/2026                       18,430,000       18,664,540
Albertson's, Inc., 8.000%, 5/01/2031                        9,680,000        9,865,653
Albertson's, Inc., 8.700%, 5/01/2030                        2,995,000        3,240,167
                                                                          ------------
                                                                           141,912,355
                                                                          ------------
SUPRANATIONAL - 4.4%
European Investment Bank,
 Zero Coupon Bond, 9/12/2008, 144A          BRL            10,732,465        4,451,553
European Investment Bank,
 Zero Coupon Bond, 3/10/2021                AUD           148,280,000       52,476,110
European Investment Bank,
 4.600%, 1/30/2037, 144A                    CAD           200,000,000      173,013,426
Inter-American Development Bank,
 Series EMTN, Zero Coupon Bond, 5/11/2009   BRL           297,000,000      109,845,168
Inter-American Development Bank,
 Series EMTN, 6.000%, 12/15/2017            NZD           184,525,000      122,456,802
Inter-American Development Bank,
 Series GMTN, 6.250%, 6/22/2016             NZD            17,875,000       12,086,669
                                                                          ------------
                                                                           474,329,728
                                                                          ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                     PRINCIPAL AMOUNT (++)    VALUE (+)
---------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TECHNOLOGY - 3.1%
Affiliated Computer Services, Inc.,
 5.200%, 6/01/2015                                        $        115,000 $    107,911
Amkor Technology, Inc.,
 7.125%, 3/15/2011(b)                                            8,785,000    8,609,300
Amkor Technology, Inc.,
 10.500%, 5/01/2009(b)                                           1,090,000    1,092,725
Arrow Electronics, Inc., 6.875%, 7/01/2013                      17,380,000   18,274,792
Arrow Electronics, Inc., 6.875%, 6/01/2018                       5,000,000    5,227,365
Avnet, Inc., 5.875%, 3/15/2014                                  36,145,000   35,893,575
Avnet, Inc., 6.000%, 9/01/2015                                  50,685,000   50,253,671
Avnet, Inc., 6.625%, 9/15/2016                                  15,225,000   15,714,666
Corning, Inc., 5.900%, 3/15/2014                                 9,330,000    9,544,049
Corning, Inc., 6.200%, 3/15/2016                                 5,155,000    5,297,149
Corning, Inc., 6.750%, 9/15/2013                                13,600,000   14,604,877
Corning, Inc., 6.850%, 3/01/2029                                10,321,000   10,776,104
Corning, Inc., 7.250%, 8/15/2036                                 5,645,000    5,950,564
Freescale Semiconductor, Inc.,
 10.125%, 12/15/2016, 144A(b)                                   15,835,000   15,874,588
Hynix Semiconductor, Inc.,
 9.875%, 7/01/2012, 144A                                         6,585,000    7,342,275
Lucent Technologies, Inc.,
 6.450%, 3/15/2029                                              59,567,000   53,759,217
Lucent Technologies, Inc.,
 6.500%, 1/15/2028                                               2,216,000    1,999,940
Nortel Networks Corp., 6.875%, 9/01/2023                        16,007,000   14,886,510
Nortel Networks Ltd.,
 10.125%, 7/15/2013, 144A                                       17,805,000   19,540,987
Northern Telecom Capital Corp.,
 7.875%, 6/15/2026                                               5,945,000    5,722,063
Samsung Electronics Co. Ltd.,
 7.700%, 10/01/2027, 144A                                        5,400,000    5,734,336
SunGard Data Systems, Inc.,
 9.125%, 8/15/2013                                               1,790,000    1,919,775
SunGard Data Systems, Inc.,
 10.250%, 8/15/2015                                              2,570,000    2,804,513
Xerox Capital Trust I, 8.000%, 2/01/2027(b)                     25,440,000   25,948,800
Xerox Corp., 7.200%, 4/01/2016                                     615,000      648,240
                                                                           ------------
                                                                            337,527,992
                                                                           ------------
TEXTILE - 0.1%
Kellwood Co., 7.625%, 10/15/2017                                11,070,000   10,245,230
                                                                           ------------
TOBACCO - 0.1%
Altria Group, Inc., 7.000%, 11/04/2013                          11,000,000   11,945,791
                                                                           ------------
TRANSPORTATION SERVICES - 1.1%
APL Ltd., 8.000%, 1/15/2024(d)                                  19,894,000   18,479,338
Atlas Air, Inc., Series 1999-1A,
 6.880%, 7/02/2009                                               1,260,607    1,270,062
Atlas Air, Inc., Series 1999-1B,
 7.630%, 1/02/2015(f)                                           18,164,300   20,116,962
Atlas Air, Inc., Series 1999-1C,
 8.770%, 1/02/2011(f)                                           15,689,997   15,219,297
Atlas Air, Inc., Series 2000-1, Class B,
 9.057%, 1/02/2014(f)                                            9,260,147   10,834,372
Atlas Air, Inc., Series 2000-1,
 9.702%, 1/02/2008(f)                                              201,720      193,651
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)                 39,925,752   43,918,327
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)                  6,552,024    5,765,781
                                                                           ------------
                                                                            115,797,790
                                                                           ------------

                                              PRINCIPAL AMOUNT (++)      VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TREASURIES - 24.3%
Canadian Government,
 2.750%, 12/01/2007(b)                    CAD      $    366,130,000 $  314,164,593
Canadian Government,
 4.000%, 6/01/2016(b)                     CAD            35,000,000     30,037,246
Canadian Government, 4.250%, 9/01/2008    CAD           443,920,000    385,512,509
Canadian Government, 4.250%, 12/01/2008   CAD           474,235,000    412,155,194
Canadian Government, 4.250%, 9/01/2009    CAD            15,795,000     13,755,126
Canadian Government, 4.500%, 9/01/2007    CAD            57,930,000     50,210,683
Canadian Government, 5.750%, 6/01/2033    CAD            48,845,000     52,640,060
Canadian Government, Series WH31,
 6.000%, 6/01/2008                        CAD            58,550,000     51,793,294
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)               442,500,000    417,194,310
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)               830,825,000    885,737,548
                                                                    --------------
                                                                     2,613,200,563
                                                                    --------------
WIRELESS - 1.4%
Nextel Communications, Inc., Series E,
 6.875%, 10/31/2013                                       5,780,000      5,921,385
Nextel Communications, Inc., Series F,
 5.950%, 3/15/2014                                       35,275,000     34,703,862
Philippine Long Distance Telephone Co.,
 11.375%, 5/15/2012                                         925,000      1,137,750
Philippine Long Distance Telephone Co.,
 Series EMTN, 8.350%, 3/06/2017                          13,019,000     14,711,470
Rogers Wireless, Inc., 6.375%, 3/01/2014                  1,895,000      1,942,375
Rogers Wireless, Inc., 7.625%, 12/15/2011 CAD            28,500,000     27,460,966
Sprint Capital Corp., 6.875%, 11/15/2028                  8,496,000      8,461,056
Sprint Nextel Corp., 6.000%, 12/01/2016                  15,184,000     14,942,665
True Move Co. Ltd.,
 10.750%, 12/16/2013, 144A                               36,410,000     37,047,175
Vodafone Group PLC, 6.150%, 2/27/2037                     2,655,000      2,563,087
                                                                    --------------
                                                                       148,891,791
                                                                    --------------
WIRELINES - 6.0%
AT&T Corp., 6.500%, 3/15/2029                            27,859,000     27,407,127
AT&T, Inc., 6.150%, 9/15/2034                            14,755,000     14,521,930
BellSouth Corp., 6.000%, 11/15/2034(b)                   26,970,000     25,979,931
Embarq Corp., 7.995%, 6/01/2036                           8,735,000      9,019,857
GTE Corp., 6.940%, 4/15/2028                             11,700,000     12,339,288
Koninklijke (Royal) KPN NV,
 8.375%, 10/01/2030                                      10,505,000     11,892,511
Koninklijke (Royal) KPN NV, Series EMTN,
 5.750%, 3/18/2016(b)                     GBP             1,600,000      3,065,248
Koninklijke (Royal) KPN NV, Series GMTN,
 4.000%, 6/22/2015                        EUR             2,750,000      3,403,774
Level 3 Financing, Inc.,
 8.750%, 2/15/2017, 144A                                 34,215,000     34,471,612
New England Telephone & Telegraph,
 7.875%, 11/15/2029                                       2,740,000      3,080,450
Qwest Capital Funding, Inc.,
 6.375%, 7/15/2008(b)                                       919,000        923,595
Qwest Capital Funding, Inc.,
 6.500%, 11/15/2018                                      26,400,000     24,849,000
Qwest Capital Funding, Inc.,
 6.875%, 7/15/2028(b)                                    64,885,000     61,316,325

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                  PRINCIPAL AMOUNT (++)      VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
Qwest Capital Funding, Inc.,
 7.000%, 8/03/2009                                     $      4,995,000 $    5,057,438
Qwest Capital Funding, Inc.,
 7.250%, 2/15/2011(b)                                         1,820,000      1,863,225
Qwest Capital Funding, Inc.,
 7.625%, 8/03/2021(b)                                         9,275,000      9,321,375
Qwest Capital Funding, Inc.,
 7.750%, 2/15/2031                                           35,735,000     35,466,988
Qwest Corp., 6.875%, 9/15/2033(b)                            20,490,000     19,772,850
Qwest Corp., 7.250%, 9/15/2025                                8,825,000      9,100,781
Telefonica Emisiones SAU,
 7.045%, 6/20/2036                                          174,550,000    186,399,850
Telus Corp., 4.950%, 3/15/2017                CAD            42,445,000     36,136,155
Verizon Communications,
 5.850%, 9/15/2035                                           87,716,000     82,951,004
Verizon Maryland, Inc., 5.125%, 6/15/2033                     9,290,000      7,751,632
Verizon New York, Inc., Series B,
 7.375%, 4/01/2032                                           17,475,000     18,476,440
                                                                        --------------
                                                                           644,568,386
                                                                        --------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $9,171,944,648)                                        9,613,695,621
                                                                        --------------

CONVERTIBLE BONDS - 4.6%

BANKING - 0.4%
Wells Fargo & Co., 5.110%, 5/01/2033(b)(c)                   42,240,000     42,136,090
                                                                        --------------
HEALTHCARE - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                          14,480,000     12,905,300
                                                                        --------------
INDEPENDENT ENERGY - 0.1%
Devon Energy Corp., 4.900%, 8/15/2008                         1,400,000      1,951,250
Devon Energy Corp., 4.950%, 8/15/2008                         2,600,000      3,623,750
                                                                        --------------
                                                                             5,575,000
                                                                        --------------
INDUSTRIAL OTHER - 0.2%
Incyte Corp., 3.500%, 2/15/2011(b)                           23,126,000     20,177,435
                                                                        --------------
MEDIA NON-CABLE - 0.1%
Liberty Media LLC, 3.500%, 1/15/2031                          7,842,101      7,675,456
Sinclair Broadcast Group, Inc., (Step to
 2.000% on 1/15/2011),
 4.875%, 7/15/2018(g)                                         4,048,000      3,982,220
                                                                        --------------
                                                                            11,657,676
                                                                        --------------
PHARMACEUTICALS - 2.1%
Bristol-Myers Squibb Co.,
 4.855%, 9/15/2023(c)                                        62,700,000     63,170,250
Enzon Pharmaceuticals, Inc.,
 4.500%, 7/01/2008                                           26,865,000     26,159,794
Epix Pharmaceuticals, Inc.,
 3.000%, 6/15/2024                                            7,122,000      6,062,603
Human Genome Sciences, Inc.,
 2.250%, 8/15/2012                                           10,910,000      9,614,437
IVAX Corp., 4.500%, 5/15/2008                                 2,875,000      2,896,563
Nektar Therapeutics, 3.250%, 9/28/2012                       10,065,000      9,725,306

                                                    PRINCIPAL AMOUNT (++)       VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PHARMACEUTICALS - CONTINUED
Nektar Therapeutics, 3.500%, 10/17/2007                  $      8,625,000 $     8,463,281
Regeneron Pharmaceuticals, Inc.,
 5.500%, 10/17/2008                                            38,828,000      41,060,610
Valeant Pharmaceuticals International,
 3.000%, 8/16/2010                                             34,125,000      31,224,375
Valeant Pharmaceuticals International,
 4.000%, 11/15/2013                                            29,229,000      26,634,926
                                                                          ---------------
                                                                              225,012,145
                                                                          ---------------
TECHNOLOGY - 0.6%
Avnet, Inc., 2.000%, 3/15/2034(b)                              18,780,000      22,418,625
Ciena Corp., 3.750%, 2/01/2008                                  1,250,000       1,226,562
Kulicke & Soffa Industries, Inc.,
 0.500%, 11/30/2008                                            10,920,000       9,909,900
Kulicke & Soffa Industries, Inc.,
 1.000%, 6/30/2010                                              5,465,000       5,253,231
Maxtor Corp., 5.750%, 3/01/2012(d)                             10,233,000       9,619,020
Nortel Networks Corp., 4.250%, 9/01/2008                       15,980,000      15,780,250
Richardson Electric Ltd., 7.750%, 12/15/2011                      395,000         392,038
                                                                          ---------------
                                                                               64,599,626
                                                                          ---------------
TEXTILE - 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012                              186,000         174,142
Kellwood Co., (Step to 0.000% on
 6/16/2011), 3.500%, 6/15/2034(g)                               9,655,000       8,834,325
                                                                          ---------------
                                                                                9,008,467
                                                                          ---------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
 8.000%, 8/15/2005(h)                                           1,000,000              --
Preston Corp., 7.000%, 5/01/2011                                  750,000         705,000
                                                                          ---------------
                                                                                  705,000
                                                                          ---------------
WIRELESS - 0.0%
Nextel Communications, Inc.,
 5.250%, 1/15/2010                                              3,505,000       3,478,714
                                                                          ---------------
WIRELINES - 0.9%
Level 3 Communications, Inc.,
 2.875%, 7/15/2010                                             36,065,000      40,302,637
Level 3 Communications, Inc.,
 6.000%, 9/15/2009                                             19,665,000      19,001,306
Level 3 Communications, Inc.,
 6.000%, 3/15/2010(b)                                          38,777,000      37,225,920
                                                                          ---------------
                                                                               96,529,863
                                                                          ---------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $459,065,001)                                               491,785,316
                                                                          ---------------

TOTAL BONDS AND NOTES
 (Identified Cost $9,631,009,649)                                          10,105,480,937
                                                                          ---------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                               SHARES    VALUE (+)
----------------------------------------------------------------------------------

COMMON STOCKS - 0.4%

BIOTECHNOLOGY - 0.2%
Vertex Pharmaceuticals, Inc.(b)(f)                            879,080 $ 24,649,403
                                                                      ------------
COMMUNICATIONS EQUIPMENT - 0.2%
Corning, Inc.(b)(f)                                           630,490   14,337,342
                                                                      ------------

WIRELESS - 0.0%
Philippine Long Distance Telephone Co., ADR                    64,827    3,422,866
                                                                      ------------

TOTAL COMMON STOCKS
 (Identified Cost $19,438,396)                                          42,409,611
                                                                      ------------

PREFERRED STOCKS - 2.0%

CONVERTIBLE PREFERRED STOCKS - 2.0%

AUTOMOTIVE - 0.7%
Ford Motor Co., Capital Trust II, 6.500%(b)                 1,940,230   69,382,625
                                                                      ------------
CONSTRUCTION MACHINERY - 0.0%
United Rentals Trust, 6.500%                                   12,771      625,779
                                                                      ------------
CONSUMER PRODUCTS - 0.1%
Newell Financial Trust I, 5.250%                              199,622    9,756,525
                                                                      ------------
ELECTRIC - 0.1%
AES Trust III, 6.750%(b)                                      193,825    9,737,768
                                                                      ------------
ELECTRIC UTILITIES - 0.1%
CMS Energy Trust I, 7.750%                                    207,375   10,342,828
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
Six Flags, Inc., 7.250%(b)                                    517,100   12,087,213
                                                                      ------------
LODGING - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)                51,100    1,317,869
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS - 0.4%
Chesapeake Energy Corp., 4.500%(b)                             33,581    3,352,391
Chesapeake Energy Corp., 5.000%(b)                            360,780   39,234,825
                                                                      ------------
                                                                        42,587,216
                                                                      ------------
PACKAGING - 0.2%
Owens-Illinois, Inc., 4.750%                                  615,065   23,556,989
                                                                      ------------
PIPELINES - 0.1%
El Paso Energy Capital Trust I, 4.750%                        138,975    5,559,000
Williams Cos., Inc., 5.500%                                    25,000    3,337,500
                                                                      ------------
                                                                         8,896,500
                                                                      ------------
TECHNOLOGY - 0.2%
Lucent Technologies Capital Trust, 7.750%                      24,695   25,568,586
                                                                      ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $204,345,936)                                        213,859,898
                                                                      ------------

NON-CONVERTIBLE PREFERRED STOCKS - 0.0%

ELECTRIC - 0.0%
Connecticut Light & Power Co., 1.900%                           2,925      105,757
Entergy Arkansas, Inc., 4.320%                                    100        8,063
Entergy Mississippi, Inc., 4.360%                               5,000      363,594

                                                                    SHARES             VALUE (+)
------------------------------------------------------------------------------------------------

PREFERRED STOCKS - CONTINUED

ELECTRIC - CONTINUED
Entergy New Orleans, Inc., 4.360%(h)                                   665      $         47,173
Entergy New Orleans, Inc., 4.750%(h)                                   200                14,550
MDU Resources Group, Inc., 5.100%                                    1,545               154,403
Public Service Co., 4.000%                                             360                25,268
Southern California Edison Co., 4.780%(b)                           50,100             1,107,210
Xcel Energy, Inc., 3.600%                                            1,100                81,235
                                                                                ----------------
                                                                                       1,907,253
                                                                                ----------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $1,383,151)                                                          1,907,253
                                                                                ----------------

TOTAL PREFERRED STOCKS
 (Identified Cost $205,729,087)                                                      215,767,151
                                                                                ----------------

WARRANTS - 0.0%

SOVEREIGNS - 0.0%
Republic of Argentina, Expiration 12/15/2035
 (Identified Cost $45,168)                                       1,029,581(+++)          142,082
                                                                                ----------------

CLOSED END INVESTMENT COMPANIES - 0.3%
Morgan Stanley Emerging Markets Debt Fund,
 Inc.(b)                                                           356,954             3,755,156
Western Asset High Income Opportunity Fund,
 Inc.                                                            2,217,450            15,233,882
Western Asset Managed High Income Fund, Inc.                     1,369,100             9,570,009
                                                                                ----------------

TOTAL CLOSED END INVESTMENT COMPANIES
 (Identified Cost $26,086,936)                                                        28,559,047
                                                                                ----------------

                                                     PRINCIPAL AMOUNT (++)
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 20.7%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/30/07 at
4.250% to be repurchased at $268,388,020 on
4/02/07 collateralized by $276,075,000 U.S.
Treasury Bill, 4.890% due 5/31/07 with a value of
$273,659,344, including accrued interest (Note 2h
of Notes to Financial Statements)                         $    268,293,000           268,293,000
                                                                                ----------------

                                                                    SHARES
------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(i)             1,963,652,698         1,963,652,698
                                                                                ----------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $2,231,945,698)                                                  2,231,945,698
                                                                                ----------------

TOTAL INVESTMENTS - 117.3%
 (Identified Cost $12,114,254,934)(a)                                             12,624,304,526
 Other Assets Less Liabilities--(17.3)%                                          (1,860,503,344)
                                                                                ----------------

TOTAL NET ASSETS - 100%                                                         $ 10,763,801,182
                                                                                ----------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+) See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units. One unit represents a principal amount of
    100.
(+++)Amount shown represents the notional amount.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
    At March 31, 2007, the net unrealized appreciation on investments based on a cost of $12,132,576,269 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                                                                          $ 541,325,802
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value                                                                                         (49,597,545)
                                                                                                           -------------
    Net unrealized appreciation                                                                            $ 491,728,257
                                                                                                           -------------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Variable rate security. Rate as of March 31, 2007 is disclosed.
(d) Illiquid security.
(e) Payment-in-Kind security
(f) Non-income producing security.
(g) Step Bond: Coupon is at or above market rate for an initial period then decreases at a specified date an rate.
(h) Non-income producing security due to default or bankruptcy filing.
(i) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $1,602,884,385 or 14.89% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
    Key to Abbreviations: ARS: Argentinean Peso; AUD: Australian Dollar; BRL:
    Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR:
    Indonesian Rupiah; ISK: Iceland Krona KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand.

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

            Treasuries                                         24.3%
            Banking                                             7.1
            Wirelines                                           6.9
            Sovereigns                                          6.4
            Supranational                                       4.4
            Technology                                          3.9
            Automotive                                          3.1
            Pharmaceuticals                                     2.9
            Pipelines                                           2.9
            Non-Captive Finance                                 2.8
            Foreign Local Governments                           2.5
            Paper                                               2.3
            Home Construction                                   2.2
            Other, less than 2% each                           24.9

CURRENCY EXPOSURE AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

            United States Dollar                               60.7%
            Canadian Dollar                                    17.0
            Brazilian Real                                      3.4
            Mexican Peso                                        3.4
            New Zealand Dollar                                  3.1
            Singapore Dollar                                    2.2
            Other, less than 2% each                            6.8

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES FIXED INCOME FUND

                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - 91.2% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 86.4%

AEROSPACE & DEFENSE - 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A             $        175,000 $   164,500
                                                                       -----------
AIRLINES - 0.1%
American Airlines, Inc., 7.324%, 10/15/2009                    250,000     254,062
American Airlines, Inc., Series 93A6,
 8.040%, 9/16/2011                                              42,633      42,953
Continental Airlines, Inc., Series 2000-2,
 Class B, 8.307%, 4/02/2018                                    127,796     133,228
Continental Airlines, Inc., Series 2001-1B,
 7.373%, 12/15/2015                                            224,184     225,305
                                                                       -----------
                                                                           655,548
                                                                       -----------
ASSET-BACKED SECURITIES - 0.2%
Community Program Loan Trust,
 Series 1987-A, Class A5,
 4.500%, 4/01/2029                                             725,000     685,326
Ford Credit Auto Owner Trust,
 4.380%, 1/15/2010                                             105,000     104,065
Ford Credit Auto Owner Trust, Series 2004-A,
 Class A4, 3.540%, 11/15/2008                                   95,000      94,283
                                                                       -----------
                                                                           883,674
                                                                       -----------
AUTOMOTIVE - 2.1%
Cummins, Inc., 7.125%, 3/01/2028                             2,400,000   2,488,884
DaimlerChrysler NA Holding Corp.,
 6.500%, 11/15/2013                                            200,000     210,634
Ford Motor Co., 6.375%, 2/01/2029                              730,000     520,125
Ford Motor Co., 6.500%, 8/01/2018(b)                            50,000      39,875
Ford Motor Co., 6.625%, 10/01/2028                           2,435,000   1,759,287
Ford Motor Co., 7.125%, 11/15/2025                             595,000     447,737
Ford Motor Co., 7.450%, 7/16/2031(b)                         4,565,000   3,532,169
Ford Motor Credit Co., 5.700%, 1/15/2010                        55,000      52,650
Ford Motor Credit Co., 6.000%, 5/21/2007                       250,000     249,224
Ford Motor Credit Co.,
 7.000%, 10/01/2013(b)                                         110,000     102,255
Ford Motor Credit Co., 7.875%, 6/15/2010                       500,000     501,859
Ford Motor Credit Co., 8.000%, 12/15/2016                      565,000     543,667
General Motors Corp., 8.375%, 7/15/2033(b)                      55,000      49,363
Goodyear Tire & Rubber Co.,
 7.000%, 3/15/2028                                             375,000     348,750
                                                                       -----------
                                                                        10,846,479
                                                                       -----------
BANKING - 7.0%
BAC Capital Trust VI, 5.625%, 3/08/2035                      2,385,000   2,215,789
Bank of America Corp., 4.850%, 11/15/2014                      500,000     472,839
Barclays Bank Plc, 3.480%, 5/15/2007(c)                        500,000     499,120
Barclays Bank Plc, Series A,
 3.880%, 5/12/2008(c)                                        1,000,000     990,600
Barclays Financial LLC,
 4.060%, 9/16/2010, 144A                     KRW         2,340,000,000   2,357,660
Barclays Financial LLC,
 4.160%, 2/22/2010, 144A                     THB           175,000,000   5,068,910
Barclays Financial LLC,
 5.500%, 11/01/2010, 144A                    THB            16,000,000     479,876
Barclays Financial LLC, Series EMTN,
 4.100%, 3/22/2010, 144A                     THB           192,000,000   5,560,130

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                   PRINCIPAL AMOUNT (++)   VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

BANKING - CONTINUED
BNP Paribas SA, Series EMTN,
 Zero Coupon Bond, 6/13/2011, 144A             IDR      $ 18,710,000,000 $ 1,379,888
CitiFinancial Credit Co., 6.250%, 1/01/2008                      300,000     301,733
HSBC Bank USA, 3.310%, 8/25/2010, 144A                         5,000,000   5,475,500
JPMorgan Chase & Co.,
 Zero Coupon Bond, 5/17/2010, 144A             BRL            16,585,000   5,785,414
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A             IDR        13,692,036,000   1,039,831
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A             IDR        17,920,000,000   1,360,920
JPMorgan Chase & Co.,
 Zero Coupon Bond, 4/12/2012, 144A             IDR        21,194,634,240   1,459,742
JPMorgan Chase & Co., 6.375%, 4/01/2008                          500,000     503,238
JPMorgan Chase London,
 Zero Coupon Bond, 10/21/2010, 144A            IDR        18,824,303,000   1,501,084
                                                                         -----------
                                                                          36,452,274
                                                                         -----------
BUILDING MATERIALS - 0.8%
Owens Corning, Inc.,
 6.500%, 12/01/2016, 144A                                        805,000     822,225
Owens Corning, Inc.,
 7.000%, 12/01/2036, 144A                                      1,205,000   1,201,777
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)                   250,000     216,875
USG Corp., 6.300%, 11/15/2016, 144A                            1,680,000   1,691,893
                                                                         -----------
                                                                           3,932,770
                                                                         -----------
CHEMICALS - 1.2%
Borden, Inc., 7.875%, 2/15/2023                                2,740,000   2,335,850
Borden, Inc., 8.375%, 4/15/2016                                   55,000      51,150
Borden, Inc., 9.200%, 3/15/2021                                  905,000     862,012
ICI Wilmington, Inc., 5.625%, 12/01/2013                         115,000     115,462
Lubrizol Corp., 5.500%, 10/01/2014                               365,000     357,222
Lubrizol Corp., 6.500%, 10/01/2034                             1,170,000   1,167,016
Methanex Corp., 6.000%, 8/15/2015                              1,565,000   1,498,455
                                                                         -----------
                                                                           6,387,167
                                                                         -----------
DIVERSIFIED MANUFACTURING - 0.1%
General Electric Co., 5.000%, 2/01/2013                          500,000     496,213
                                                                         -----------
ELECTRIC - 2.9%
AES Corp., 7.750%, 3/01/2014                                     730,000     766,500
AES Corp., 9.375%, 9/15/2010(b)                                  100,000     108,750
Calpine Corp., 8.500%, 7/15/2010, 144A(d)                        215,000     227,900
Consolidated Edison Co. of N.Y.,
 5.625%, 7/01/2012(b)                                            110,000     112,521
Dominion Resources, Inc.,
 5.000%, 3/15/2013(b)                                            100,000      97,588
Dominion Resources, Inc., 5.700%, 9/17/2012                      160,000     163,455
Duke Energy Corp., 4.200%, 10/01/2008                             85,000      83,714
Dynegy Holdings, Inc., 7.125%, 5/15/2018                         380,000     364,800
Dynegy Holdings, Inc., 7.625%, 10/15/2026                        810,000     785,700
Empresa Nacional de Electricidad SA (Endesa-
 Chile), 7.875%, 2/01/2027                                     1,589,000   1,801,268
Empresa Nacional de Electricidad SA (Endesa-
 Chile), 8.350%, 8/01/2013                                       500,000     566,952

                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - CONTINUED
Enersis SA, 7.375%, 1/15/2014(b)                      $        275,000 $   298,482
Enersis SA, 7.400%, 12/01/2016                               4,000,000   4,402,468
National Rural Utilities Cooperative Finance
 Corp., 4.150%, 3/15/2008                                      400,000     393,824
NGC Corporation Capital Trust I, Series B,
 8.316%, 6/01/2027                                             695,000     667,200
Power Receivables Finance LLC,
 6.290%, 1/01/2012, 144A                                     1,081,917   1,093,050
Quezon Power Philippines Co.,
 8.860%, 6/15/2017                                           1,528,800   1,582,308
Tiverton Power Associates Ltd.,
 9.000%, 7/15/2018, 144A(d)                                    456,952     548,343
TXU Corp., Series P, 5.550%, 11/15/2014                        170,000     150,565
TXU Corp., Series R, 6.550%, 11/15/2034                      1,155,000     967,195
                                                                       -----------
                                                                        15,182,583
                                                                       -----------
ENTERTAINMENT - 2.1%
Time Warner, Inc., 6.500%, 11/15/2036                          410,000     408,839
Time Warner, Inc., 6.625%, 5/15/2029                         2,065,000   2,089,772
Time Warner, Inc., 6.950%, 1/15/2028                           875,000     916,250
Time Warner, Inc., 7.625%, 4/15/2031                           730,000     820,391
Time Warner, Inc., 7.700%, 5/01/2032                         1,155,000   1,309,470
Viacom, Inc., 5.625%, 8/15/2012                                500,000     501,497
Viacom, Inc., Class B, 6.875%, 4/30/2036                     4,880,000   4,918,962
                                                                       -----------
                                                                        10,965,181
                                                                       -----------
FINANCIAL OTHER - 0.2%
Petrozuata Finance, Inc.,
 8.220%, 4/01/2017, 144A                                       916,000     920,580
                                                                       -----------
FOOD & BEVERAGE - 0.1%
Sara Lee Corp., 6.125%, 11/01/2032                             295,000     272,667
                                                                       -----------
FOREIGN LOCAL GOVERNMENTS - 10.2%
Province of Alberta, 5.930%, 9/16/2016       CAD             1,042,305     968,906
Province of British Columbia,
 Zero Coupon Bond, 8/23/2013                 CAD            11,700,000   7,752,099
Province of British Columbia,
 6.000%, 6/09/2008                           CAD             2,615,000   2,312,774
Province of British Columbia,
 6.250%, 12/01/2009                          CAD             7,025,000   6,409,453
Province of Manitoba, 5.750%, 6/02/2008      CAD            14,515,000  12,797,339
Province of Ontario, 3.875%, 3/08/2008       CAD               970,000     837,082
Province of Ontario, 5.700%, 12/01/2008      CAD            18,145,000  16,107,479
Province of Saskatchewan, 5.500%, 6/02/2008  CAD             6,960,000   6,119,435
                                                                       -----------
                                                                        53,304,567
                                                                       -----------
GOVERNMENT OWNED - NO GUARANTEE - 0.5%
Pemex Project Funding Master Trust,
 5.750%, 12/15/2015                                            175,000     175,350
Pemex Project Funding Master Trust,
 8.625%, 2/01/2022                                             250,000     311,250
Pemex Project Funding Master Trust,
 8.625%, 12/01/2023                                          1,400,000   1,743,000
Pemex Project Funding Master Trust,
 9.250%, 3/30/2018                                             400,000     506,800
                                                                       -----------
                                                                         2,736,400
                                                                       -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                  PRINCIPAL AMOUNT (++)   VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

GOVERNMENT SPONSORED - 0.4%
Federal Home Loan Bank, 4.500%, 12/24/2009             $        500,000 $   493,685
Federal Home Loan Bank, 4.625%, 10/24/2007                    1,000,000     996,529
Federal Home Loan Bank, 6.050%, 11/07/2018                      500,000     498,248
Federal Home Loan Mortgage Corp.,
 5.000%, 2/18/2015                                              300,000     292,592
                                                                        -----------
                                                                          2,281,054
                                                                        -----------
HEALTHCARE - 2.0%
HCA, Inc., 6.250%, 2/15/2013                                  1,000,000     908,750
HCA, Inc., 6.500%, 2/15/2016                                    565,000     480,956
HCA, Inc., 7.050%, 12/01/2027                                 3,545,000   2,812,192
HCA, Inc., 7.500%, 12/15/2023                                   415,000     352,136
HCA, Inc., 7.500%, 11/06/2033                                 1,440,000   1,227,600
HCA, Inc., 7.580%, 9/15/2025                                  2,900,000   2,447,841
HCA, Inc., 7.690%, 6/15/2025                                  2,070,000   1,784,421
HCA, Inc., 7.750%, 7/15/2036                                    220,000     186,400
HCA, Inc., 8.360%, 4/15/2024                                    380,000     346,106
                                                                        -----------
                                                                         10,546,402
                                                                        -----------
HOME CONSTRUCTION - 1.6%
K. Hovnanian Enterprises, Inc.,
 6.250%, 1/15/2016                                              115,000      98,613
K. Hovnanian Enterprises, Inc.,
 6.375%, 12/15/2014                                              30,000      26,250
K. Hovnanian Enterprises, Inc.,
 6.500%, 1/15/2014                                               30,000      26,850
Kimball Hill Homes, Inc.,
 10.500%, 12/15/2012                                            130,000     124,800
Lennar Corp., Series B, 5.600%, 5/31/2015                       500,000     470,304
Pulte Homes, Inc., 5.200%, 2/15/2015                          1,305,000   1,205,727
Pulte Homes, Inc., 6.000%, 2/15/2035(b)                       3,920,000   3,496,436
Pulte Homes, Inc., 6.375%, 5/15/2033                          1,960,000   1,821,540
Stanley-Martin Communities LLC,
 9.750%, 8/15/2015                                              370,000     331,613
Toll Brothers Finance Corp.,
 5.150%, 5/15/2015(b)                                           565,000     510,822
                                                                        -----------
                                                                          8,112,955
                                                                        -----------
INDEPENDENT ENERGY - 1.6%
Anadarko Petroleum Corp., 5.950%, 9/15/2016                   3,495,000   3,502,361
Anadarko Petroleum Corp., 6.450%, 9/15/2036                   2,580,000   2,553,031
Chesapeake Energy Corp., 6.500%, 8/15/2017                      380,000     375,250
Chesapeake Energy Corp., 6.875%, 1/15/2016                      200,000     202,500
Chesapeake Energy Corp., 6.875%, 11/15/2020                     900,000     895,500
Pioneer Natural Resource Co.,
 5.875%, 7/15/2016                                              435,000     404,758
Progress Energy, Inc., 7.100%, 3/01/2011                         21,000      22,417
XTO Energy, Inc., 4.900%, 2/01/2014                             220,000     212,305
XTO Energy, Inc., 5.300%, 6/30/2015                              70,000      68,263
XTO Energy, Inc., 6.100%, 4/01/2036                             155,000     150,092
                                                                        -----------
                                                                          8,386,477
                                                                        -----------
INDUSTRIAL OTHER  - 0.3%
Ranhill Labuan Ltd.,
 12.500%, 10/26/2011, 144A                                    1,575,000   1,561,927
                                                                        -----------

                                                   PRINCIPAL AMOUNT (++)   VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

INTEGRATED ENERGY - 1.2%
Cerro Negro Finance Ltd.,
 7.900%, 12/01/2020, 144A                               $      4,480,000 $ 4,480,000
PF Export Receivables Master Trust,
 6.436%, 6/01/2015, 144A                                       1,664,296   1,697,581
                                                                         -----------
                                                                           6,177,581
                                                                         -----------
LIFE INSURANCE - 2.7%
ASIF Global Financing XXVII,
 2.380%, 2/26/2009, 144A                       SGD            17,000,000  11,045,927
Hartford Life Insurance Co.,
 4.280%, 9/15/2011(c)                                            500,000     499,013
John Hancock Insurance Co.,
 3.800%, 12/15/2007                                              500,000     494,352
John Hancock Insurance Co.,
 3.930%, 4/15/2009(c)                                            500,000     490,025
Principal Life Income Funding Trust,
 5.000%, 10/15/2014                                              500,000     483,032
Protective Life Secured Trust,
 3.810%, 9/10/2014(c)                                          1,000,000     886,470
Prudential Financial, Inc., 4.000%, 12/15/2007                   400,000     394,577
                                                                         -----------
                                                                          14,293,396
                                                                         -----------
LOCAL AUTHORITIES - 0.5%
Michigan Tobacco Settlement Finance
 Authority, 7.309%, 6/01/2034                                  2,540,000   2,622,067
                                                                         -----------
LODGING - 0.2%
Hilton Hotels Corp., 7.200%, 12/15/2009                          400,000     416,000
Hilton Hotels Corp., 7.950%, 4/15/2007                           500,000     500,000
Host Marriott LP, Series O, 6.375%, 3/15/2015                    150,000     148,875
                                                                         -----------
                                                                           1,064,875
                                                                         -----------
MEDIA CABLE - 2.0%
Comcast Corp., 5.650%, 6/15/2035                               2,285,000   2,070,283
Comcast Corp., 6.450%, 3/15/2037                               2,715,000   2,718,095
Comcast Corp., 6.500%, 11/15/2035                              3,240,000   3,264,546
CSC Holdings, Inc., 6.750%, 4/15/2012, 144A                      200,000     198,500
CSC Holdings, Inc., 7.625%, 4/01/2011                             50,000      51,250
CSC Holdings, Inc., 7.875%, 2/15/2018                            170,000     174,675
Rogers Cable, Inc., 5.500%, 3/15/2014                            150,000     146,063
TCI Communications, Inc.,
 7.875%, 2/15/2026                                               550,000     631,467
Virgin Media Finance Plc, 9.125%, 8/15/2016                      400,000     422,000
Virgin Media Finance Plc, 9.750%, 4/15/2014    GBP               250,000     520,250
                                                                         -----------
                                                                          10,197,129
                                                                         -----------
MEDIA NON-CABLE - 0.6%
Clear Channel Communications, Inc.,
 4.250%, 5/15/2009                                                85,000      82,397
News America, Inc., 6.150%, 3/01/2037, 144A                    2,630,000   2,505,530
News America, Inc., 6.200%, 12/15/2034                           795,000     771,110
                                                                         -----------
                                                                           3,359,037
                                                                         -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                  PRINCIPAL AMOUNT (++)  VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - 0.2%
Federal Home Loan Mortgage Corp.,
 3.220%, 6/20/2007                            SGD      $      1,500,000 $  989,344
GS Mortgage Securities Corporation II,
 Series 2005-GG4, Class A4A,
 4.751%, 7/10/2039                                               95,000     91,647
                                                                        ----------
                                                                         1,080,991
                                                                        ----------
NON-CAPTIVE CONSUMER - 0.1%
American General Finance Corp.,
 Series MTNG, 5.375%, 9/01/2009                                 165,000    165,756
HSBC Finance Corp., 6.500%, 11/15/2008                           60,000     61,175
SLM Corp., Series B, 4.230%, 9/15/2009(c)                       500,000    495,505
                                                                        ----------
                                                                           722,436
                                                                        ----------
NON-CAPTIVE DIVERSIFIED - 1.0%
CIT Group, Inc., 5.050%, 9/15/2014                              500,000    474,458
CIT Group, Inc., 6.000%, 4/01/2036                              830,000    804,518
GMAC LLC, 5.625%, 5/15/2009                                   1,500,000  1,472,784
GMAC LLC, 6.125%, 1/22/2008(b)                                  500,000    499,402
GMAC LLC, 6.150%, 4/05/2007(b)                                  500,000    500,009
GMAC LLC, 6.310%, 7/16/2007(c)                                  500,000    499,999
GMAC LLC, 6.875%, 8/28/2012                                     200,000    199,194
GMAC LLC, Series EMTN,
 6.375%, 12/07/2007                           GBP               300,000    588,879
                                                                        ----------
                                                                         5,039,243
                                                                        ----------
NON-CAPTIVE FINANCE - 1.6%
General Electric Capital Corp.,
 3.500%, 5/01/2008                                              150,000    147,409
General Electric Capital Corp.,
 4.200%, 12/15/2009                                             400,000    388,203
General Electric Capital Corp.,
 6.500%, 9/28/2015                            NZD             9,210,000  6,167,650
General Electric Capital Corp., Series EMTN,
 1.725%, 6/27/2008                            SGD               250,000    162,091
General Electric Capital Corp., Series EMTN,
 6.750%, 9/26/2016                            NZD             1,345,000    926,329
General Electric Capital Corp., Series MTNA,
 4.750%, 9/15/2014                                              400,000    386,398
                                                                        ----------
                                                                         8,178,080
                                                                        ----------
OIL FIELD SERVICES - 0.5%
North American Energy Partners, Inc.,
 8.750%, 12/01/2011                                           1,000,000  1,020,000
Petrobras Energia SA, Series I,
 8.125%, 7/15/2010, 144A                                      1,472,000  1,549,280
                                                                        ----------
                                                                         2,569,280
                                                                        ----------
PACKAGING - 0.4%
Owens-Illinois, Inc., 7.800%, 5/15/2018                       2,000,000  2,045,000
                                                                        ----------
PAPER - 2.4%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028                   650,000    539,500
Georgia-Pacific Corp., 7.375%, 12/01/2025                     3,000,000  2,895,000
Georgia-Pacific Corp., 7.750%, 11/15/2029                     6,005,000  5,944,950
Georgia-Pacific Corp., (Timber Group),
 7.250%, 6/01/2028                                            2,000,000  1,910,000

                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PAPER - CONTINUED
International Paper Co., 4.000%, 4/01/2010            $        150,000 $   144,868
International Paper Co., 4.250%, 1/15/2009                     700,000     686,987
Jefferson Smurfit Corp., 7.500%, 6/01/2013                     335,000     324,950
                                                                       -----------
                                                                        12,446,255
                                                                       -----------
PHARMACEUTICALS - 0.2%
Elan Financial Plc, 7.750%, 11/15/2011                         970,000     953,025
Schering-Plough Corp., 5.550%, 12/01/2013                       75,000      76,413
                                                                       -----------
                                                                         1,029,438
                                                                       -----------
PIPELINES - 2.2%
DCP Midstream LP,
 6.450%, 11/03/2036, 144A                                    1,740,000   1,769,757
El Paso Corp., 6.950%, 6/01/2028                               925,000     950,438
El Paso Corp., 7.800%, 8/01/2031                               250,000     276,250
Kinder Morgan Energy Partners LP,
 5.000%, 12/15/2013                                            150,000     145,158
Kinder Morgan Finance, 6.400%, 1/05/2036                     1,390,000   1,244,653
Kinder Morgan, Inc., 6.500%, 9/01/2012                         110,000     112,196
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                             305,000     279,725
KN Capital Trust III, 7.630%, 4/15/2028(b)                      80,000      77,236
Plains All American Pipeline LP,
 6.125%, 1/15/2017, 144A                                     1,785,000   1,820,609
Plains All American Pipeline LP,
 6.650%, 1/15/2037, 144A                                     3,850,000   3,913,949
Williams Cos., Inc., 7.500%, 1/15/2031                       1,000,000   1,060,000
                                                                       -----------
                                                                        11,649,971
                                                                       -----------
PROPERTY & CASUALTY INSURANCE - 0.8%
Allstate Corp., 5.950%, 4/01/2036                              540,000     538,499
Axis Capital Holdings Ltd.,
 5.750%, 12/01/2014                                             80,000      79,602
Marsh & McLennan Cos., Inc.,
 5.375%, 7/15/2014                                           1,190,000   1,164,703
Marsh & McLennan Cos., Inc.,
 5.750%, 9/15/2015                                             775,000     769,862
Marsh & McLennan Cos., Inc.,
 5.875%, 8/01/2033                                             180,000     164,412
Travelers Property Casualty Corp.,
 6.375%, 3/15/2033                                           1,400,000   1,459,200
                                                                       -----------
                                                                         4,176,278
                                                                       -----------
RAILROADS - 0.2%
CSX Corp., 6.000%, 10/01/2036(b)                               560,000     534,014
Missouri Pacific Railroad Co.,
 5.000%, 1/01/2045                                             500,000     416,756
                                                                       -----------
                                                                           950,770
                                                                       -----------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Colonial Realty LP, 4.750%, 2/01/2010                           15,000      14,787
Highwoods Properties, Inc.,
 5.850%, 3/15/2017, 144A                                     1,750,000   1,737,241
Highwoods Properties, Inc.,
 7.500%, 4/15/2018                                             475,000     533,434
                                                                       -----------
                                                                         2,285,462
                                                                       -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                 PRINCIPAL AMOUNT (++)       VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

REFINING - 0.1%
Valero Energy Corp., 4.750%, 4/01/2014                $        445,000     $   421,127
                                                                           -----------
RESTAURANTS - 0.1%
McDonald's Corp., 3.628%, 10/10/2010         SGD             1,000,000         667,936
                                                                           -----------
RETAILERS - 1.1%
Dillard's, Inc., 7.750%, 7/15/2026                           1,025,000       1,009,625
Foot Locker, Inc., 8.500%, 1/15/2022                         1,100,000       1,127,500
J.C. Penney Co., Inc., 7.125%, 11/15/2023                    1,045,000       1,145,417
Sears Roebuck Acceptance Corp.,
 7.000%, 6/15/2007                                           1,000,000       1,000,973
Toys R Us, Inc., 7.375%, 10/15/2018                          1,280,000       1,100,800
Toys R Us, Inc., 7.875%, 4/15/2013(b)                          595,000         548,888
                                                                           -----------
                                                                             5,933,203
                                                                           -----------
SOVEREIGNS - 8.8%
Government of Sweden, Series 1048,
 4.000%, 12/01/2009                          SEK             1,370,000         196,824
Mexican Fixed Rate Bonds, Series M-10,
 8.000%, 12/17/2015                          MXN               125,000(++)   1,162,435
Mexican Fixed Rate Bonds, Series M-20,
 8.000%, 12/07/2023                          MXN               305,000(++)   2,858,723
Mexican Fixed Rate Bonds, Series MI-10,
 9.000%, 12/20/2012                          MXN             1,015,000(++)   9,837,130
Republic of Argentina, 2.000%, 9/30/2014     ARS             7,197,707       2,017,086
Republic of Argentina, 5.475%, 8/03/2012(c)                  1,815,000       1,723,524
Republic of Argentina,
 8.280%, 12/31/2033(b)(e)                                      591,480         687,300
Republic of Brazil, 8.250%, 1/20/2034(b)                     9,711,000      12,187,305
Republic of Brazil, 10.250%, 1/10/2028       BRL            14,885,000       7,206,614
Republic of Brazil, 11.000%, 8/17/2040(b)                      575,000         775,675
Republic of Brazil, 12.500%, 1/05/2022       BRL               625,000         354,242
Republic of South Africa, 13.000%, 8/31/2010 ZAR            34,225,000       5,377,304
Republic of Uruguay, 7.875%, 1/15/2033(e)                    1,529,538       1,732,202
                                                                           -----------
                                                                            46,116,364
                                                                           -----------
SUPERMARKETS - 1.9%
Albertson's, Inc., 6.625%, 6/01/2028                         1,745,000       1,597,654
Albertson's, Inc., 7.450%, 8/01/2029                         6,515,000       6,409,021
Albertson's, Inc., 7.750%, 6/15/2026                         1,470,000       1,488,707
Albertson's, Inc., 8.000%, 5/01/2031                           565,000         575,836
Albertson's, Inc., 8.700%, 5/01/2030                             5,000           5,409
American Stores Co., 8.000%, 6/01/2026                          25,000          26,811
Kroger Co., 4.950%, 1/15/2015                                   90,000          84,880
                                                                           -----------
                                                                            10,188,318
                                                                           -----------
SUPRANATIONAL - 5.6%
European Investment Bank,
 4.600%, 1/30/2037, 144A                     CAD             6,000,000       5,190,403
Inter-American Development Bank,
 Series EMTN, Zero Coupon Bond,
 5/11/2009                                   BRL            30,000,000      11,095,471
Inter-American Development Bank,
 Series EMTN, 6.000%, 12/15/2017             NZD            19,735,000      13,096,789
                                                                           -----------
                                                                            29,382,663
                                                                           -----------

                                                    PRINCIPAL AMOUNT (++)   VALUE (+)
-------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TECHNOLOGY - 2.5%
Amkor Technology, Inc.,
 7.125%, 3/15/2011(b)                                    $        725,000 $   710,500
Arrow Electronics, Inc., 6.875%, 7/01/2013                      3,500,000   3,680,194
Avnet, Inc., 6.000%, 9/01/2015                                  1,645,000   1,631,001
Avnet, Inc., 6.625%, 9/15/2016                                    130,000     134,181
Corning, Inc., 6.200%, 3/15/2016                                  250,000     256,894
Corning, Inc., 6.850%, 3/01/2029                                  450,000     469,843
Corning, Inc., 7.250%, 8/15/2036                                1,175,000   1,238,603
International Business Machines Corp., 5.375%,
 2/01/2009                                                        480,000     482,821
Lucent Technologies, Inc., 6.450%, 3/15/2029                      250,000     225,625
Motorola, Inc., 5.800%, 10/15/2008(b)                             500,000     505,235
Nortel Networks Corp., 6.875%, 9/01/2023                        1,325,000   1,232,250
Nortel Networks Ltd.,
 10.125%, 7/15/2013, 144A                                       1,000,000   1,097,500
Northern Telecom Capital Corp.,
 7.875%, 6/15/2026                                                150,000     144,375
Samsung Electronics Co. Ltd.,
 7.700%, 10/01/2027, 144A                                       1,158,000   1,229,696
                                                                          -----------
                                                                           13,038,718
                                                                          -----------
TEXTILE - 0.6%
Kellwood Co., 7.625%, 10/15/2017                                3,250,000   3,007,859
                                                                          -----------
TRANSPORTATION SERVICES - 1.1%
APL Ltd., 8.000%, 1/15/2024(f)                                  2,500,000   2,322,225
Atlas Air, Inc., Series 1999-1B,
 7.630%, 1/02/2015(g)                                           1,326,184   1,468,749
Atlas Air, Inc., Series 2000-1, Class B,
 9.057%, 1/02/2014(g)                                             394,351     461,391
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(g)                 1,500,291   1,650,320
                                                                          -----------
                                                                            5,902,685
                                                                          -----------
TREASURIES - 7.1%
Canadian Government, 4.250%, 9/01/2008          CAD             8,735,000   7,585,718
Canadian Government, 4.500%, 9/01/2007          CAD            16,520,000  14,318,669
Canadian Government, Series WH31,
 6.000%, 6/01/2008                              CAD               800,000     707,680
U.S. Treasury Bonds, 5.250%, 11/15/2028(b)                        260,000     271,334
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)                      13,450,000  14,338,964
                                                                          -----------
                                                                           37,222,365
                                                                          -----------
WIRELESS - 1.4%
Nextel Communications, Inc., Series E, 6.875%,
 10/31/2013                                                       340,000     348,317
Nextel Communications, Inc., Series F, 5.950%,
 3/15/2014                                                      1,150,000   1,131,380
Philippine Long Distance Telephone Co.,
 Series EMTN, 8.350%, 3/06/2017                                 3,914,000   4,422,820
Sprint Capital Corp., 6.125%, 11/15/2008                           65,000      65,827
Sprint Capital Corp., 6.875%, 11/15/2028                          677,000     674,215
Sprint Nextel Corp., 6.000%, 12/01/2016                           898,000     883,727
                                                                          -----------
                                                                            7,526,286
                                                                          -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                      PRINCIPAL AMOUNT (++)    VALUE (+)
----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - 5.5%
AT&T Corp., 6.500%, 3/15/2029                              $        355,000 $    349,242
Embarq Corp., 7.082%, 6/01/2016                                     235,000      239,593
Embarq Corp., 7.995%, 6/01/2036                                     200,000      206,522
Qwest Capital Funding, Inc.,
 6.500%, 11/15/2018                                               3,305,000    3,110,831
Qwest Capital Funding, Inc.,
 6.875%, 7/15/2028                                                7,575,000    7,158,375
Qwest Capital Funding, Inc.,
 7.000%, 8/03/2009(b)                                               850,000      860,625
Qwest Capital Funding, Inc.,
 7.250%, 2/15/2011                                                   25,000       25,594
Qwest Capital Funding, Inc.,
 7.625%, 8/03/2021                                                  350,000      351,750
Qwest Capital Funding, Inc.,
 7.750%, 2/15/2031                                                  775,000      769,187
Telefonica Emisiones SAU, 7.045%, 6/20/2036                      11,330,000   12,099,171
Verizon Communications, 5.850%, 9/15/2035                         3,975,000    3,759,066
Verizon New Jersey, Inc., 5.875%, 1/17/2012                          80,000       81,749
                                                                            ------------
                                                                              29,011,705
                                                                            ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $417,975,098)                                              452,395,936
                                                                            ------------

CONVERTIBLE BONDS - 4.8%

INDEPENDENT ENERGY - 0.8%
Devon Energy Corp., 4.900%, 8/15/2008                             1,300,000    1,811,875
Devon Energy Corp., 4.950%, 8/15/2008                             1,900,000    2,648,125
                                                                            ------------
                                                                               4,460,000
                                                                            ------------
INDUSTRIAL OTHER - 0.1%
Incyte Corp., 3.500%, 2/15/2011                                     525,000      458,063
                                                                            ------------
MEDIA NON-CABLE - 0.1%
Liberty Media LLC, 3.500%, 1/15/2031                                209,346      204,897
Sinclair Broadcast Group, Inc., (Step to 2.000% on
 1/15/2011), 4.875%, 7/15/2018(h)                                   500,000      491,875
                                                                            ------------
                                                                                 696,772
                                                                            ------------
PHARMACEUTICALS - 1.3%
Bristol-Myers Squibb Co.,
 4.855%, 9/15/2023(c)                                               605,000      609,537
Enzon Pharmaceuticals, Inc.,
 4.500%, 7/01/2008                                                2,255,000    2,195,806
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                       250,000      212,813
Nektar Therapeutics, 3.250%, 9/28/2012                              800,000      773,000
Nektar Therapeutics, 3.500%, 10/17/2007                             465,000      456,281
Regeneron Pharmaceuticals, Inc.,
 5.500%, 10/17/2008                                               1,200,000    1,269,000
Valeant Pharmaceuticals International,
 3.000%, 8/16/2010                                                  965,000      882,975
Valeant Pharmaceuticals International,
 4.000%, 11/15/2013                                                 560,000      510,300
                                                                            ------------
                                                                               6,909,712
                                                                            ------------

                                                    PRINCIPAL AMOUNT (++)    VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PIPELINES - 0.4%
CenterPoint Energy Resources Corp.,
 6.000%, 3/15/2012                                       $      1,884,950 $  1,889,662
                                                                          ------------
TECHNOLOGY - 0.7%
Avnet, Inc., 2.000%, 3/15/2034                                  1,270,000    1,516,062
Kulicke & Soffa Industries, Inc.,
 0.500%, 11/30/2008                                               425,000      385,688
Kulicke & Soffa Industries, Inc.,
 1.000%, 6/30/2010                                                380,000      365,275
Maxtor Corp., 5.750%, 3/01/2012(f)                                446,000      419,240
Nortel Networks Corp., 4.250%, 9/01/2008                          700,000      691,250
Richardson Electric Ltd., 7.750%, 12/15/2011                      263,000      261,028
                                                                          ------------
                                                                             3,638,543
                                                                          ------------
TEXTILE - 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012                               96,000       89,880
Kellwood Co., (Step to 0.000% on 6/16/2011),
 3.500%, 6/15/2034(h)                                             225,000      205,875
                                                                          ------------
                                                                               295,755
                                                                          ------------
WIRELINES - 1.3%
Level 3 Communications, Inc.,
 2.875%, 7/15/2010                                              3,870,000    4,324,725
Level 3 Communications, Inc.,
 6.000%, 9/15/2009                                              2,435,000    2,352,819
Level 3 Communications, Inc.,
 6.000%, 3/15/2010                                                125,000      120,000
                                                                          ------------
                                                                             6,797,544
                                                                          ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $21,402,138)                                              25,146,051
                                                                          ------------

TOTAL BONDS AND NOTES
 (Identified Cost $439,377,236)                                            477,541,987
                                                                          ------------

                                                                   SHARES
--------------------------------------------------------------------------------------

COMMON STOCKS - 1.0%
COMMUNICATIONS EQUIPMENT - 0.9%
Corning, Inc.(g)                                                  205,167    4,665,498
                                                                          ------------
WIRELESS - 0.1%
Philippine Long Distance Telephone Co.,
 ADR(b)                                                             8,989      474,619
                                                                          ------------

TOTAL COMMON STOCKS
 (Identified Cost $1,680,883)                                                5,140,117
                                                                          ------------

PREFERRED STOCKS - 2.0%

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%

ELECTRIC - 0.2%
Entergy New Orleans, Inc., 4.360%(d)                                   90        6,384
Entergy New Orleans, Inc., 4.750%(d)                                2,876      209,228
MDU Resources Group, Inc., 5.100%                                     360       35,978
Public Service Electric & Gas Co., 4.180%                           1,950      160,875

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                              SHARES   VALUE (+)
--------------------------------------------------------------------------------
PREFERRED STOCKS - CONTINUED

ELECTRIC - CONTINUED
Union Electric Co., 4.500%                                4,670      $   400,919
Xcel Energy, Inc., 4.110%                                   100            8,097
                                                                     -----------
                                                                         821,481
                                                                     -----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $579,668)                                              821,481
                                                                     -----------

CONVERTIBLE PREFERRED STOCKS - 1.8%

AUTOMOTIVE - 0.5%
Ford Motor Co., Capital Trust II, 6.500%                 79,845        2,855,257
                                                                     -----------
CONSTRUCTION MACHINERY - 0.0%
United Rentals Trust, 6.500%                              1,975           96,775
                                                                     -----------
CONSUMER PRODUCTS - 0.2%
Newell Financial Trust I, 5.250%                         25,075        1,225,541
                                                                     -----------
ELECTRIC - 0.1%
AES Trust III, 6.750%                                    10,000          502,400
                                                                     -----------
LODGING - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%              2,500           64,475
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 0.4%
Chesapeake Energy Corp., 4.500%(b)                          775           77,368
Chesapeake Energy Corp., 5.000%(b)                       19,065        2,073,319
                                                                     -----------
                                                                       2,150,687
                                                                     -----------
PACKAGING - 0.1%
Owens-Illinois, Inc., 4.750%                             10,250          392,575
                                                                     -----------
PIPELINES - 0.2%
El Paso Energy Capital Trust I, 4.750%                   20,200          808,000
                                                                     -----------
TECHNOLOGY - 0.3%
Lucent Technologies Capital Trust, 7.750%                 1,500        1,553,062
                                                                     -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $8,879,192)                                          9,648,772
                                                                     -----------

TOTAL PREFERRED STOCKS
 (Identified Cost $9,458,860)                                         10,470,253
                                                                     -----------

WARRANTS - 0.1%

SOVEREIGNS - 0.1%
Republic of Argentina, Expiration 12/15/2035
 (Identified Cost $67,752)                            1,544,372(+++)     213,123
                                                                     -----------

                                                        PRINCIPAL AMOUNT (++)     VALUE (+)
-------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.1%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $12,590,458 on 4/02/07 collateralized
by $13,300,000 U.S. Treasury Note, 3.625% due
5/15/13 with a value of $12,839,740, including
accrued interest (Note 2h of Notes to Financial
Statements)                                                  $     12,586,000 $  12,586,000
                                                                              -------------
                                                                       SHARES
-------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(i)                   40,481,706    40,481,706
                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $53,067,706)                                                   53,067,706
                                                                              -------------

TOTAL INVESTMENTS - 104.4%
 (Identified Cost $503,652,437)(a)                                              546,433,186
 Other Assets Less Liabilities - (4.4)%                                        (22,905,046)
                                                                              -------------

TOTAL NET ASSETS - 100%                                                       $ 523,528,140
                                                                              -------------

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+) See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units.One unit represents a principal amount of 100. (+++)Amount shown represents the notional amount.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
    At March 31, 2007, the net unrealized appreciation on investments based on cost of $505,827,909 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                                                                          $ 44,303,469
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value                                                                                         (3,698,192)
                                                                                                           ------------
    Net unrealized appreciation                                                                            $ 40,605,277
                                                                                                           ------------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Variable rate security. Rate as of March 31, 2007 is disclosed.
(d) Non-income producing security due to default or bankruptcy filing.
(e) Payment-in-Kind security.
(f) Illiquid security.
(g) Non-income producing security.
(h) Step Bond: Coupon is at or above market rate for an initial period and then resets at a specified date and rate.
(i) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $77,937,123 or 14.89% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
    Key to Abbreviations: ARS: Argentine Peso; BRL: Brazilian Real; CAD:
    Canadian Dollar; GBP: British Pound; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN: Mexican Peso; NZD: New Zealand Dollar; SEK: Swedish Krona;
    SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

Foreign Local Governments 10.2% Life Insurance            2.7%
Sovereigns                 8.9  Automotive                2.6
Treasuries                 7.1  Independent Energy        2.4
Banking                    7.0  Paper                     2.4
Wirelines                  6.8  Entertainment             2.1
Supranational              5.6  Healthcare                2.0
Technology                 3.5  Media Cable               2.0
Electric                   3.2  Other, less than 2% each 23.0
Pipelines                  2.8

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

CURRENCY EXPOSURE AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                         United States Dollar     59.6%
                         Canadian Dollar          15.5
                         Brazilian Real            4.7
                         New Zealand Dollar        3.9
                         Mexican Peso              2.6
                         Singapore Dollar          2.5
                         Thailand Baht             2.1
                         Other, less than 2% each  3.4

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES GLOBAL BOND FUND

                                                PRINCIPAL AMOUNT (++)   VALUE (+)
---------------------------------------------------------------------------------

BONDS AND NOTES - 95.4% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 95.4%

ARGENTINA - 0.5%
Republic of Argentina, 2.000%, 9/30/2014    ARS      $     25,501,175 $ 7,146,450
                                                                      -----------
AUSTRIA - 1.4%
Oesterreichische Kontrollbank AG,
 1.800%, 3/22/2010                          JPY         2,530,000,000  22,005,675
                                                                      -----------
BELGIUM - 5.4%
Kingdom of Belgium, 3.750%, 3/28/2009       EUR            33,120,000  44,027,712
Kingdom of Belgium, 5.500%, 9/28/2017       EUR            26,085,000  38,835,128
                                                                      -----------
                                                                       82,862,840
                                                                      -----------
BERMUDA - 0.3%
White Mountains Re Group,
 6.375%, 3/20/2017, 144A                                    5,000,000   4,936,530
                                                                      -----------
BRAZIL - 0.2%
Cosan Finance Ltd., 7.000%, 2/01/2017, 144A                 1,250,000   1,231,250
ISA Capital Do Brasil SA,
 7.875%, 1/30/2012, 144A                                    1,100,000   1,124,750
JBS SA, 10.500%, 8/04/2016, 144A                            1,170,000   1,330,875
                                                                      -----------
                                                                        3,686,875
                                                                      -----------
CANADA - 3.0%
Bell Aliant Regional Communications,
 5.410%, 9/26/2016                          CAD             4,280,000   3,734,332
Canadian Government, 4.500%, 6/01/2015(c)   CAD            26,675,000  23,738,324
Kinder Morgan Finance, 5.700%, 1/05/2016                    1,410,000   1,322,026
Kinder Morgan Finance, 6.400%, 1/05/2036                    2,580,000   2,310,220
Province of Quebec, 1.600%, 5/09/2013(c)    JPY         1,223,000,000  10,449,011
Shaw Communications, Inc.,
 5.700%, 3/02/2017                          CAD             4,215,000   3,640,161
                                                                      -----------
                                                                       45,194,074
                                                                      -----------
CAYMAN ISLAND - 0.2%
Embraer Overseas Ltd.,
 6.375%, 1/24/2017, 144A                                      580,000     588,700
LPG International, Inc., 7.250%, 12/20/2015                 3,010,000   3,100,300
                                                                      -----------
                                                                        3,689,000
                                                                      -----------
CHILE - 0.3%
Empresa Nacional de Electricidad SA
 (Endesa-Chile), 7.875%, 2/01/2027                          3,735,000   4,233,944
                                                                      -----------
COLOMBIA - 0.5%
Republic of Colombia, 7.375%, 1/27/2017(c)                  1,430,000   1,556,555
Republic of Colombia, 11.750%, 3/01/2010    COP         3,090,000,000   1,493,480
Republic of Colombia, 12.000%, 10/22/2015   COP         9,545,000,000   5,016,796
                                                                      -----------
                                                                        8,066,831
                                                                      -----------
FRANCE - 0.8%
France Telecom SA, Series EMTN,
 3.625%, 10/14/2015                         EUR             4,755,000   5,872,629
Veolia Environnement, Series EMTN,
 4.000%, 2/12/2016                          EUR             4,610,000   5,816,097
                                                                      -----------
                                                                       11,688,726
                                                                      -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                              PRINCIPAL AMOUNT (++)        VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

GERMANY - 9.4%
Bertelsmann AG, Series EMTN,
 3.625%, 10/06/2015                       EUR      $      4,170,000     $  5,135,066
Kreditanstalt fuer Wiederaufbau,
 1.750%, 3/23/2010                        JPY           677,000,000        5,880,156
Kreditanstalt fuer Wiederaufbau,
 2.050%, 9/21/2009(c)                     JPY         1,001,000,000        8,729,920
Kreditanstalt fuer Wiederaufbau,
 2.500%, 10/11/2010                       EUR            15,925,000       20,194,127
Munchener Hypothekenbank eG,
 5.000%, 1/16/2012(c)                     EUR            31,180,000       43,146,231
Republic of Germany, 3.000%, 4/11/2008    EUR             2,500,000        3,306,095
Republic of Germany, 3.250%, 4/17/2009    EUR            10,335,000       13,603,338
Republic of Germany, 3.750%, 7/04/2013    EUR            21,015,000       27,641,128
Republic of Germany, 4.000%, 1/04/2037    EUR            10,740,000       13,762,245
Republic of Germany, 5.000%, 1/04/2012    EUR             1,900,000        2,644,412
                                                                        ------------
                                                                         144,042,718
                                                                        ------------
INDONESIA - 0.4%
Republic of Indonesia,
 6.875%, 3/09/2017, 144A                                  5,240,000        5,528,200
                                                                        ------------
IRELAND - 6.7%
Depfa ACS Bank, 0.750%, 9/22/2008         JPY         5,960,000,000       50,604,517
Republic of Ireland, 4.600%, 4/18/2016    EUR            36,935,000       51,251,039
                                                                        ------------
                                                                         101,855,556
                                                                        ------------
JAPAN - 3.7%
Japan Government, 0.200%, 9/20/2007       JPY         6,601,000,000       55,883,089
                                                                        ------------
KOREA - 0.1%
Hanarotelecom, Inc.,
 7.000%, 2/01/2012, 144A                                  1,610,000        1,632,138
                                                                        ------------
MALAYSIA - 0.1%
Ranhill Labuan Ltd.,
 12.500%, 10/26/2011, 144A(c)                               991,000          982,775
                                                                        ------------
MEXICO - 2.6%
America Movil SA de CV,
 4.125%, 3/01/2009                                        3,455,000        3,387,721
America Movil SA de CV,
 8.460%, 12/18/2036, 144A                 MXN            31,000,000        2,841,570
America Movil SA de CV,
 9.000%, 1/15/2016                        MXN            45,000,000        4,371,073
Desarrolladora Homex SAB de CV,
 7.500%, 9/28/2015                                        8,210,000        8,472,720
Mexican Fixed Rate Bonds, Series M-10,
 8.000%, 12/17/2015                       MXN             1,740,500(++)   16,185,747
Mexican Fixed Rate Bonds, Series MI-10,
 9.000%, 12/20/2012                       MXN               499,100(++)    4,837,154
                                                                        ------------
                                                                          40,095,985
                                                                        ------------
NETHERLANDS - 2.6%
Bite Finance International,
 7.368%, 3/15/2014, 144A(b)               EUR             2,820,000        3,823,603
Excelcomindo Finance Co.,
 7.125%, 1/18/2013, 144A                                  1,460,000        1,474,600
Kingdom of Netherlands, 5.500%, 1/15/2028 EUR            12,995,000       20,257,519
Rabobank Nederland, Series EMTN,
 13.500%, 1/28/2008, 144A                 ISK           900,000,000       13,641,170
                                                                        ------------
                                                                          39,196,892
                                                                        ------------

                                                 PRINCIPAL AMOUNT (++)    VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NORWAY - 1.8%
Kingdom of Norway, 5.500%, 5/15/2009         NOK      $     34,845,000 $  5,817,882
Kingdom of Norway, 6.000%, 5/16/2011         NOK            25,730,000    4,446,384
Norwegian Government, 5.000%, 5/15/2015      NOK           100,765,000   16,997,063
                                                                       ------------
                                                                         27,261,329
                                                                       ------------
POLAND - 0.7%
Republic of Poland, Series 2BR,
 1.020%, 6/09/2009                           JPY         1,200,000,000   10,197,729
                                                                       ------------
SINGAPORE - 2.1%
Government of Singapore, 3.625%, 7/01/2011   SGD            25,000,000   17,104,522
Government of Singapore, 4.625%, 7/01/2010   SGD            18,515,000   12,966,821
SP Powerassets Ltd., 3.730%, 10/22/2010      SGD             2,340,000    1,572,968
                                                                       ------------
                                                                         31,644,311
                                                                       ------------
SOUTH AFRICA - 1.4%
Republic of South Africa, 4.500%, 4/05/2016  EUR             8,215,000   10,735,872
Republic of South Africa, 5.250%, 5/16/2013  EUR               800,000    1,097,535
Republic of South Africa, 13.000%, 8/31/2010 ZAR            64,540,000   10,140,284
                                                                       ------------
                                                                         21,973,691
                                                                       ------------
SPAIN - 3.5%
Government of Spain, 3.600%, 1/31/2009       EUR            24,415,000   32,365,929
Instituto de Credito Oficial, Series EMTN,
 0.800%, 9/28/2009                           JPY         1,565,000,000   13,251,555
Telefonica Emisones SAU, 6.421%, 6/20/2016                   7,675,000    8,010,582
                                                                       ------------
                                                                         53,628,066
                                                                       ------------
SUPRANATIONAL - 0.2%
European Investment Bank,
 4.600%, 1/30/2037, 144A                     CAD             3,250,000    2,811,468
                                                                       ------------
SWEDEN - 0.1%
Stena AB, 7.000%, 12/01/2016                                 1,445,000    1,430,550
                                                                       ------------
UNITED KINGDOM - 7.6%
Bank of England Euro Note,
 3.000%, 1/27/2009                           EUR             1,580,000    2,069,908
BSKYB Finance UK Plc, 5.750%, 10/20/2017     GBP             5,040,000    9,613,340
JPMorgan Chase London, Zero Coupon Bond,
 10/21/2010, 144A                            IDR        75,579,375,000    6,026,836
Network Rail MTN Finance Plc,
 Series EMTN, 4.875%, 3/06/2009              GBP             6,200,000   12,029,258
Permanent Finance Plc, Series 4A1,
 5.100%, 6/10/2009                           EUR             3,531,000    4,724,863
Standard Chartered Bank, 6.750%, 4/27/2009   GBP               800,000    1,599,172
United Kingdom Treasury,
 4.250%, 3/07/2036                           GBP             2,915,000    5,572,797
United Kingdom Treasury,
 5.000%, 3/07/2012                           GBP            12,970,000   25,280,536
United Kingdom Treasury,
 5.000%, 3/07/2025                           GBP            16,575,000   33,769,986
United Kingdom Treasury,
 6.250%, 11/25/2010                          GBP             7,435,000   15,088,089
                                                                       ------------
                                                                        115,774,785
                                                                       ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                               PRINCIPAL AMOUNT (++)   VALUE (+)
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - 39.2%
Albertson's, Inc., 6.625%, 6/01/2028(c)             $        906,000 $   829,498
Albertson's, Inc., 7.450%, 8/01/2029                       3,909,000   3,845,412
Albertson's, Inc., 7.750%, 6/15/2026                         925,000     936,772
Albertson's, Inc., 8.000%, 5/01/2031                         905,000     922,357
Albertson's, Inc., 8.700%, 5/01/2030                         220,000     238,009
American Standard, Inc., 8.250%, 6/01/2009 GBP               325,000     665,830
American Stores Co., 8.000%, 6/01/2026                       720,000     772,147
ASIF Global Financing XXVII,
 2.380%, 2/26/2009, 144A                   SGD            16,300,000  10,591,095
Bank of America, 5.300%, 3/15/2017                        12,075,000  11,876,113
Barclays Financial LLC,
 4.060%, 9/16/2010, 144A                   KRW         6,820,000,000   6,871,469
Barclays Financial LLC,
 4.460%, 9/23/2010, 144A                   KRW         3,250,000,000   3,445,525
Barclays Financial LLC,
 4.670%, 3/23/2009, 144A(b)                KRW         4,844,220,000   5,149,095
Chesapeake Energy Corp.,
 6.250%, 1/15/2017                         EUR             2,655,000   3,653,082
Chesapeake Energy Corp.,
 6.500%, 8/15/2017                                           590,000     582,625
Chesapeake Energy Corp.,
 6.875%, 11/15/2020                                        1,315,000   1,308,425
CIT Group, Inc., 5.500%, 12/01/2014        GBP             2,835,000   5,338,962
Citi Credit Card Issuance Trust,
 5.375%, 4/10/2013                         EUR             4,163,000   5,773,285
Comcast Corp., 4.950%, 6/15/2016                           6,635,000   6,304,842
Comcast Corp., 6.450%, 3/15/2037                           5,610,000   5,616,395
Corning, Inc., 5.900%, 3/15/2014                           1,675,000   1,713,428
Corning, Inc., 6.200%, 3/15/2016                           3,180,000   3,267,689
Corning, Inc., 6.750%, 9/15/2013                             400,000     429,555
Couche-Tard US/Finance,
 7.500%, 12/15/2013                                        3,775,000   3,878,812
DaimlerChrysler NA Holding,
 4.875%, 6/15/2010                                         3,285,000   3,251,664
Exelon Generation Co. LLC,
 5.350%, 1/15/2014                                         1,700,000   1,648,203
Federal Home Loan Mortgage Corp.,
 3.220%, 6/20/2007                         SGD             4,750,000   3,132,924
Federal Home Loan Mortgage Corp.,
 4.000%, 12/01/2019                                          174,184     164,608
Federal Home Loan Mortgage Corp.,
 4.000%, 2/01/2020                                           255,442     241,399
Federal Home Loan Mortgage Corp.,
 4.000%, 9/01/2020                                         1,098,618   1,037,443
Federal Home Loan Mortgage Corp.,
 4.500%, 9/01/2020                                         5,073,340   4,912,425
Federal Home Loan Mortgage Corp.,
 4.500%, 4/01/2035                                         5,486,617   5,181,975
Federal Home Loan Mortgage Corp.,
 5.000%, 4/01/2020                                         3,814,507   3,763,475
Federal Home Loan Mortgage Corp.,
 5.000%, 7/01/2035                                        23,054,752  22,303,743
Federal Home Loan Mortgage Corp.,
 5.000%, 8/01/2035(d)                                      8,105,473   7,841,437

                                           PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Federal Home Loan Mortgage Corp.,
 5.500%, 5/01/2020                              $      2,180,249 $ 2,185,612
Federal Home Loan Mortgage Corp.,
 5.500%, 1/01/2021                                     1,400,409   1,403,853
Federal Home Loan Mortgage Corp.,
 6.000%, 5/01/2018                                       757,478     771,102
Federal Home Loan Mortgage Corp.,
 6.000%, 10/01/2020                                    1,274,756   1,295,138
Federal Home Loan Mortgage Corp.,
 6.500%, 8/01/2035                                       928,275     947,251
Federal Home Loan Mortgage Corp.,
 6.500%, 10/01/2035                                    1,108,787   1,131,453
Federal National Mortgage Association,
 1.750%, 3/26/2008                     JPY         2,310,000,000  19,812,700
Federal National Mortgage Association,
 2.125%, 10/09/2007                    JPY         1,500,000,000  12,829,468
Federal National Mortgage Association,
 2.290%, 2/19/2009                     SGD            16,200,000  10,528,991
Federal National Mortgage Association,
 4.500%, 6/01/2019                                     5,151,330   4,993,848
Federal National Mortgage Association,
 4.500%, 9/01/2035                                     2,178,310   2,048,127
Federal National Mortgage Association,
 5.000%, 10/01/2019                                      465,372     459,644
Federal National Mortgage Association,
 5.000%, 10/01/2019                                    1,734,526   1,713,176
Federal National Mortgage Association,
 5.000%, 4/01/2020                                       441,925     435,973
Federal National Mortgage Association,
 5.000%, 6/01/2020                                       840,937     829,610
Federal National Mortgage Association,
 5.000%, 7/01/2035                                     4,526,807   4,377,997
Federal National Mortgage Association,
 5.000%, 9/01/2035(d)                                 10,835,710  10,479,507
Federal National Mortgage Association,
 5.000%, 5/01/2036                                       933,959     903,257
Federal National Mortgage Association,
 5.000%, 7/01/2036                                     7,757,960   7,495,156
Federal National Mortgage Association,
 5.500%, 11/01/2016                                      564,754     568,023
Federal National Mortgage Association,
 5.500%, 5/01/2020                                     2,504,012   2,510,982
Federal National Mortgage Association,
 5.500%, 9/01/2020                                       892,874     896,265
Federal National Mortgage Association,
 5.500%, 11/01/2034                                    1,604,110   1,590,035
Federal National Mortgage Association,
 5.500%, 6/01/2035                                     7,434,342   7,364,172
Federal National Mortgage Association,
 5.500%, 9/01/2035                                     4,491,647   4,449,252
Federal National Mortgage Association,
 5.500%, 12/01/2035                                   21,058,289  20,859,525
Federal National Mortgage Association,
 5.500%, 4/01/2036                                    15,328,368  15,183,688

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Federal National Mortgage Association,
 6.000%, 6/01/2017                                    $      1,467,310 $ 1,490,850
Federal National Mortgage Association,
 6.000%, 11/01/2017                                            884,595     900,350
Federal National Mortgage Association,
 6.000%, 9/01/2021                                           2,812,471   2,859,403
Federal National Mortgage Association,
 6.000%, 11/01/2034                                          2,873,523   2,902,486
Federal National Mortgage Association,
 6.000%, 4/01/2035                                           3,448,385   3,483,142
Federal National Mortgage Association,
 6.000%, 5/01/2035                                           3,557,484   3,586,338
Federal National Mortgage Association,
 6.500%, 3/01/2033                                           2,106,504   2,170,851
Federal National Mortgage Association,
 6.500%, 6/01/2035                                             555,108     566,624
Federal National Mortgage Association,
 6.500%, 7/01/2035                                             231,379     236,180
Federal National Mortgage Association,
 6.500%, 10/01/2035                                          1,744,026   1,787,729
General Electric Capital Corp.,
 0.750%, 2/05/2009                           JPY         1,365,000,000  11,546,193
General Electric Capital Corp., Series EMTN,
 0.550%, 10/14/2008                          JPY           560,000,000   4,731,154
General Electric Capital Corp., Series EMTN,
 1.725%, 6/27/2008                           SGD             2,250,000   1,458,815
Georgia-Pacific Corp.,
 7.125%, 1/15/2017, 144A                                     1,860,000   1,864,650
Georgia-Pacific Corp., 7.250%, 6/01/2028                     4,540,000   4,335,700
Goldman Sachs Group, Inc.,
 4.185%, 5/23/2016(b)                        EUR             8,500,000  11,336,149
Government National Mortgage Association,
 5.500%, 11/20/2034                                            591,291     587,736
Government National Mortgage Association,
 5.500%, 2/20/2036                                           1,691,497   1,679,767
Government National Mortgage Association,
 6.000%, 10/20/2035                                          1,107,345   1,120,777
Government National Mortgage Association,
 6.500%, 10/20/2036                                          4,767,738   4,884,184
Greenwich Capital Commercial Funding
 Corp., Series 2005-GG5, Class A2,
 5.117%, 4/10/2037                                          11,075,000  11,078,494
Hilcorp Energy I LP,
 7.750%, 11/01/2015, 144A                                      340,000     334,050
Hospira, Inc., 5.550%, 3/30/2012                             3,120,000   3,121,229
Hospira, Inc., 6.050%, 3/30/2017                               890,000     889,301
HSBC Bank USA, Zero Coupon Bond,
 4/18/2012, 144A                             MYR             7,370,000   1,803,332
HSBC Bank USA, 3.310%, 8/25/2010, 144A                      11,760,000  12,878,376
JPMorgan Chase & Co., 5.125%, 9/15/2014                     13,115,000  12,909,658
K. Hovnanian Enterprises, Inc.,
 6.250%, 1/15/2016                                           3,090,000   2,649,675
K. Hovnanian Enterprises, Inc.,
 6.375%, 12/15/2014                                             75,000      65,625

                                                PRINCIPAL AMOUNT (++)      VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
K. Hovnanian Enterprises, Inc.,
 6.500%, 1/15/2014                                   $         85,000 $       76,075
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                            835,000        765,805
KN Capital Trust III, 7.630%, 4/15/2028(c)                     85,000         82,063
Lucent Technologies, Inc.,
 6.450%, 3/15/2029                                          6,540,000      5,902,350
Merrill Lynch/Countrywide Commercial
 Mortgage Trust, Series 2006-1, Class A2,
 5.439%, 2/12/2039                                          5,755,000      5,811,717
Morgan Stanley, 5.375%, 11/14/2013          GBP             2,010,000      3,840,446
News America, Inc.,
 6.150%, 3/01/2037, 144A                                    5,730,000      5,458,816
Owens & Minor, Inc., 6.350%, 4/15/2016                      4,995,000      5,035,784
Qwest Capital Funding, Inc.,
 6.500%, 11/15/2018                                           855,000        804,769
Qwest Capital Funding, Inc.,
 6.875%, 7/15/2028                                            250,000        236,250
Qwest Capital Funding, Inc.,
 7.250%, 2/15/2011(c)                                       1,035,000      1,059,581
Qwest Capital Funding, Inc.,
 7.750%, 2/15/2031                                          1,340,000      1,329,950
Qwest Corp., 6.875%, 9/15/2033(c)                           1,815,000      1,751,475
Qwest Corp., 7.250%, 9/15/2025                                150,000        154,688
Qwest Corp., 7.500%, 10/01/2014                               800,000        844,000
Qwest Corp., 7.875%, 9/01/2011                              2,390,000      2,539,375
Sprint Nextel Corp., 6.000%, 12/01/2016                     6,775,000      6,667,318
Time Warner, Inc., 6.625%, 5/15/2029                        7,255,000      7,342,031
Time Warner, Inc., 6.950%, 1/15/2028                        2,055,000      2,151,879
TXU Corp., Series R, 6.550%, 11/15/2034                       285,000        238,658
U.S. Treasury Bonds, 2.000%, 1/15/2026(c)                   9,498,878      9,027,648
U.S. Treasury Bonds, 4.750%, 2/15/2037                     18,720,000     18,427,500
U.S. Treasury Notes, 4.625%, 2/15/2017(c)                  52,945,000     52,837,469
U.S. Treasury Notes, 4.750%, 2/28/2009(c)                  42,895,000     42,995,546
U.S. Treasury Notes, 5.000%, 7/31/2008(d)                  36,180,000     36,276,094
                                                                      --------------
                                                                         596,469,628
                                                                      --------------
URUGUAY - 0.6%
Republic of Uruguay, 4.250%, 4/05/2027      UYU            95,530,000      4,008,739
Republic of Uruguay, 8.000%, 11/18/2022                     4,575,000      5,192,625
                                                                      --------------
                                                                           9,201,364
                                                                      --------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $1,432,600,502)                                      1,453,121,219
                                                                      --------------

TOTAL BONDS AND NOTES
 (Identified Cost $1,432,600,502)                                      1,453,121,219
                                                                      --------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                     PRINCIPAL AMOUNT (++)       VALUE (+)
------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.7%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to
be repurchased at $77,521,446 on 4/02/07
collateralized by $49,490,000 U.S. Treasury Bill,
4.890% due 9/27/07 with a value of $48,302,240
and $31,015,000 U.S Treasury Bill, 4.890% due
5/31/07 with a value of $30,743,619, including
accrued interest (Note 2h of Notes to Financial
Statements)                                               $     77,494,000 $    77,494,000
                                                                           ---------------

                                                                    SHARES
------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(e)               145,591,744     145,591,744
                                                                           ---------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $223,085,744)                                                223,085,744
                                                                           ---------------

TOTAL INVESTMENTS - 110.1%
 (Identified Cost $1,655,686,246)(a)                                         1,676,206,963
 Other assets less liabilities--(10.1)%                                      (153,968,997)
                                                                           ---------------

TOTAL NET ASSETS - 100%                                                    $ 1,522,237,966
                                                                           ---------------

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+)See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units. One unit represents a principal amount of 100.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):
   At March 31, 2007, the net unrealized appreciation on
   investments based on a cost of $1,660,284,007 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all
   investments in which there is an excess of value
   over tax cost                                                                           $  31,316,836
   Aggregate gross unrealized depreciation for all
   investments in which there is an excess of tax
   cost over value                                                                          (15,393,880)
                                                                                           -------------------------
   Net unrealized appreciation                                                             $  15,922,956
                                                                                           -------------------------
(b)Variable rate security. Rate as of March 31, 2007 is disclosed.
(c)All or a portion of this security was on loan at March 31, 2007.
(d)All or a portion of this security pledged as collateral for open futures contracts.
(e)Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in
    transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $96,370,873 or 6.33% of total net assets.
MTNMedium Term Note
   Key to Abbreviations: ARS: Argentine Peso; CAD: Canadian Dollar;
   COP: Colombian Peso; EUR: Euro; GBP: British Pound; IDR:
   Indonesian Rupiah; ISK: Iceland Krona; JPY: Japanese Yen; KRW:
   South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit;;
   NOK: Norwegian Krone: SGD: Singapore Dollar; UYU: Uruguayan
   Peso; ZAR: South African Rand
   At March 31, 2007, open futures contracts sold were as follows:

                                          AGGREGATED
                    EXPIRATION                  FACE      MARKET   UNREALIZED
  FUTURES                 DATE CONTRACTS       VALUE       VALUE APPRECIATION
  ---------------------------------------------------------------------------
  U.S.Treasury Bond  6/20/2007       100 $11,157,630 $11,125,000      $32,630

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

Sovereigns          30.3% Banking                   5.1%
Treasuries          19.4  Financial Others          3.3
Government Agencies 10.6  Other, Less than 2% each 19.9
Mortgage Related     6.8

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

                                                    PRINCIPAL AMOUNT (++) VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - 95.5% OF TOTAL NET ASSETS

AIRLINES - 0.2%
Qantas Airways Ltd.,
 6.050%, 4/15/2016, 144A                                          $25,000  $ 21,790
                                                                          ---------
AUTOMOTIVE - 1.8%
Ford Motor Co., 6.625%, 2/15/2028                                  20,000    14,450
Ford Motor Co., 6.625%, 10/01/2028                                185,000   133,662
Ford Motor Co., 7.450%, 7/16/2031                                  60,000    46,425
Ford Motor Co., 7.500%, 8/01/2026                                  15,000    11,700
Toyota Motor Credit Corp., 0.750%, 6/09/2008    JPY             2,000,000    16,976
                                                                          ---------
                                                                            223,213
                                                                          ---------
BANKING - 1.2%
Rabobank Nederland, Series EMTN,
 13.500%, 1/28/2008, 144A                       ISK            10,000,000   151,569
                                                                          ---------
CONSTRUCTION MACHINERY - 1.4%
Joy Global, Inc., 6.625%, 11/15/2036                              165,000   166,161
                                                                          ---------
FOOD & BEVERAGE - 0.6%
Dean Foods Co., 6.900%, 10/15/2017                                 75,000    73,500
                                                                          ---------
GOVERNMENT GUARANTEED - 0.4%
Kreditanstalt fuer Wiederaufbau,
 1.750%, 3/23/2010                              JPY             5,000,000    43,428
Oesterreichische Kontrollbank AG,
 1.800%, 3/22/2010                              JPY             1,000,000     8,698
                                                                          ---------
                                                                             52,126
                                                                          ---------
INDEPENDENT ENERGY - 0.4%
Anadarko Petroleum Corp., 6.450%, 9/15/2036                         5,000     4,948
Chesapeake Energy Corp., 6.500%, 8/15/2017                         45,000    44,437
                                                                          ---------
                                                                             49,385
                                                                          ---------
LODGING - 0.4%
Royal Caribbean Cruises Ltd.,
 7.500%, 10/15/2027                                                50,000    48,869
                                                                          ---------
NON-CAPTIVE FINANCE - 1.8%
General Electric Capital Corp., Series A, GMTN,
 3.485%, 3/08/2012                              SGD               300,000   200,167
General Electric Capital Corp., Series EMTN,
 1.000%, 3/21/2012                              JPY             3,000,000    24,830
                                                                          ---------
                                                                            224,997
                                                                          ---------
OIL FIELD SERVICES - 0.1%
Weatherford International Ltd.,
 6.500%, 8/01/2036                                                 15,000    14,998
                                                                          ---------
PAPER - 0.6%
Georgia-Pacific Corp., 7.700%, 6/15/2015                           70,000    71,750
                                                                          ---------
PIPELINES - 1.1%
Colorado Interstate Gas Co.,
 5.950%, 3/15/2015                                                 10,000    10,062
El Paso Corp., 6.950%, 6/01/2028                                   10,000    10,275
El Paso Corp., 7.420%, 2/15/2037                                   25,000    26,313
Kinder Morgan Finance, 5.700%, 1/05/2016                           20,000    18,752
Kinder Morgan Finance, 6.400%, 1/05/2036                           30,000    26,863

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                 PRINCIPAL AMOUNT (++)      VALUE (+)
-------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PIPELINES - CONTINUED
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                    $         15,000     $   13,757
Southern Natural Gas Co., 7.350%, 2/15/2031                     30,000         33,180
                                                                           ----------
                                                                              139,202
                                                                           ----------
SOVEREIGNS - 0.9%
Mexican Fixed Rate Bonds, Series M-10,
 8.000%, 12/17/2015                          MXN                10,000(++)     92,995
Republic of Austria, 3.750%, 2/03/2009       JPY             1,000,000          8,946
                                                                           ----------
                                                                              101,941
                                                                           ----------
SUPERMARKETS - 0.4%
Albertson's, Inc., 7.450%, 8/01/2029                            15,000         14,756
Albertson's, Inc., 8.000%, 5/01/2031                            25,000         25,480
Albertson's, Inc., 8.700%, 5/01/2030                             5,000          5,409
                                                                           ----------
                                                                               45,645
                                                                           ----------
TECHNOLOGY - 0.8%
Lucent Technologies, Inc., 6.450%, 3/15/2029                    90,000         81,225
Lucent Technologies, Inc., 6.500%, 1/15/2028                    15,000         13,537
                                                                           ----------
                                                                               94,762
                                                                           ----------
TREASURIES - 80.8%
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)                      130,000        127,969
U.S. Treasury Inflation Index Bonds,
 2.000%, 1/15/2026(b)                                          321,218        305,283
U.S. Treasury Inflation Index Bonds,
 2.375%, 1/15/2017(b)                                          255,699        259,484
U.S. Treasury Inflation Index Bonds,
 2.375%, 1/15/2025(b)                                          740,881        745,684
U.S. Treasury Inflation Index Bonds,
 2.500%, 7/15/2016(b)                                          235,517        241,672
U.S. Treasury Inflation Index Bonds,
 3.375%, 4/15/2032(b)                                        1,402,519      1,710,087
U.S. Treasury Inflation Index Notes,
 0.875%, 4/15/2010(b)                                          860,030        831,575
U.S. Treasury Inflation Index Notes,
 1.625%, 1/15/2015(b)                                          588,283        564,752
U.S. Treasury Inflation Index Notes,
 1.875%, 7/15/2013(b)                                          562,015        554,682
U.S. Treasury Inflation Index Notes,
 1.875%, 7/15/2015(b)                                          577,505        564,534
U.S. Treasury Inflation Index Notes,
 2.000%, 1/15/2014(b)                                          684,605        677,919
U.S. Treasury Inflation Index Notes,
 2.000%, 7/15/2014(b)                                          633,508        627,370
U.S. Treasury Inflation Index Notes,
 2.000%, 1/15/2016(b)                                          362,008        356,422
U.S. Treasury Inflation Index Notes,
 2.375%, 4/15/2011(b)                                          260,024        263,406
U.S. Treasury Inflation Index Notes,
 3.000%, 7/15/2012(b)                                          641,632        672,560
U.S. Treasury Inflation Index Notes,
 3.375%, 1/15/2012(b)                                          188,075        199,529
U.S. Treasury Inflation Index Notes,
 3.500%, 1/15/2011(b)                                          325,609        343,785

                                                               PRINCIPAL AMOUNT (++)     VALUE (+)
--------------------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TREASURIES - CONTINUED
U.S. Treasury Inflation Index Notes, 3.875%,
 1/15/2009(b)                                                       $        296,189  $    307,007
U.S. Treasury Inflation Index Notes, 4.250%,
 1/15/2010                                                                   523,296       556,472
                                                                                      ------------
                                                                                         9,910,192
                                                                                      ------------
WIRELINES - 2.6%
AT&T Corp., 8.000%, 11/15/2031                                                80,000        98,863
Embarq Corp., 7.995%, 6/01/2036                                              165,000       170,381
Qwest Corp., 7.250%, 9/15/2025                                                25,000        25,781
Qwest Corp., 7.500%, 6/15/2023                                                25,000        25,406
                                                                                      ------------
                                                                                           320,431
                                                                                      ------------

TOTAL BONDS AND NOTES
 (Identified Cost $11,890,250)                                                          11,710,531
                                                                                      ------------

SHORT-TERM INVESTMENTS - 29.6%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to
be repurchased at $495,175 on 4/02/07
collateralized by $520,000 U.S. Treasury Bill,
4.880% due 9/27/07 with a value of $507,520,
including accrued interest (Note 2h of Notes to
Financial Statements)                                                        495,000       495,000
                                                                                      ------------

                                                                              SHARES
--------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(c)                           3,135,981     3,135,981
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $3,630,981)                                                            3,630,981
                                                                                      ------------

TOTAL INVESTMENTS - 125.1%
 (Identified Cost $15,521,231)(a)                                                       15,341,512
 Other assets less liabilities - (25.1)%                                               (3,080,431)
                                                                                      ------------

TOTAL NET ASSETS - 100%                                                               $ 12,261,081
                                                                                      ------------

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+) See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units. One unit represents a principal amount of
    100.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes):
At  March 31, 2007, the net unrealized depreciation on investments based on cost of $15,615,596 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost                                         $     51,602
    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value                                            (325,686)
                                                                                      ------------
    Net unrealized depreciation                                                       $  (274,084)
                                                                                      ------------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $173,359 or 1.41% of total net assets.
    Key to Abbreviations: ISK: Iceland Krona; JPY: Japanese Yen; MXN: Mexican Peso; SGD: Singapore Dollar

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

Treasuries 80.8% Other, less than 2% each 12.1%
Wirelines   2.6

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

                                                   PRINCIPAL AMOUNT (++)  VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - 74.7% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 65.7%

AEROSPACE & DEFENSE - 1.2%
Bombardier, Inc., 7.350%, 12/22/2026           CAD      $        600,000 $  515,808
Bombardier, Inc., 7.450%, 5/01/2034, 144A                      1,500,000  1,410,000
                                                                         ----------
                                                                          1,925,808
                                                                         ----------
AIRLINES - 1.1%
American Airlines, Inc., Series 93A6,
 8.040%, 9/16/2011                                                42,633     42,953
Continental Airlines, Inc., Series 2000-2,
 Class B, 8.307%, 4/02/2018                                      345,048    359,713
Continental Airlines, Inc., Series 2001-1B,
 7.373%, 12/15/2015                                              198,924    199,918
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                   1,350,000  1,176,650
                                                                         ----------
                                                                          1,779,234
                                                                         ----------
AUTOMOTIVE - 3.2%
Cummins, Inc., 7.125%, 3/01/2028                                 350,000    362,962
Ford Motor Co., 6.500%, 8/01/2018(b)                              20,000     15,950
Ford Motor Co., 6.625%, 2/15/2028(b)                              30,000     21,675
Ford Motor Co., 6.625%, 10/01/2028                               710,000    512,975
Ford Motor Co., 7.125%, 11/15/2025                               190,000    142,975
Ford Motor Co., 7.450%, 7/16/2031(b)                           1,685,000  1,303,769
Ford Motor Co., 7.500%, 8/01/2026                                 30,000     23,400
Ford Motor Credit Co., 5.700%, 1/15/2010                       1,425,000  1,364,111
Ford Motor Credit Co., 8.000%, 12/15/2016                        740,000    712,060
Goodyear Tire & Rubber Co.,
 7.000%, 3/15/2028                                               700,000    651,000
                                                                         ----------
                                                                          5,110,877
                                                                         ----------
BANKING - 4.9%
Barclays Financial LLC,
 4.160%, 2/22/2010, 144A                       THB            50,000,000  1,448,260
Barclays Financial LLC,
 5.500%, 11/01/2010, 144A                      THB            15,000,000    449,884
Barclays Financial LLC, Series EMTN,
 4.100%, 3/22/2010, 144A                       THB            52,000,000  1,505,869
BNP Paribas SA, Series EMTN,
 Zero Coupon Bond, 6/13/2011, 144A             IDR        10,477,600,000    772,737
HSBC Bank USA, 3.310%, 8/25/2010, 144A                           500,000    547,550
JPMorgan Chase & Co.,
 Zero Coupon Bond, 5/17/2010, 144A             BRL             2,200,000    767,435
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A             IDR         6,846,018,000    519,915
JPMorgan Chase & Co.,
 Zero Coupon Bond, 3/28/2011, 144A             IDR         5,376,000,000    408,276
JPMorgan Chase London,
 Zero Coupon Bond, 10/21/2010, 144A            IDR         9,533,078,500    760,185
Rabobank Nederland, Series EMTN,
 13.500%, 1/28/2008, 144A                      ISK            40,000,000    606,274
                                                                         ----------
                                                                          7,786,385
                                                                         ----------
BUILDING MATERIALS - 0.1%
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)                   125,000    108,438
                                                                         ----------

                                                    PRINCIPAL AMOUNT (++)  VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CHEMICALS - 4.3%
Borden, Inc., 7.875%, 2/15/2023                          $      1,474,000 $1,256,585
Borden, Inc., 9.200%, 3/15/2021                                 2,541,000  2,420,302
Hercules, Inc., 6.500%, 6/30/2029                               1,693,000  1,439,050
Mosaic Global Holdings, Inc.,
 7.300%, 1/15/2028                                              1,405,000  1,317,188
Mosaic Global Holdings, Inc.,
 7.375%, 8/01/2018                                                400,000    398,000
                                                                          ----------
                                                                           6,831,125
                                                                          ----------
CONSTRUCTION MACHINERY - 0.2%
Great Lakes Dredge & Dock Corp.,
 7.750%, 12/15/2013                                               300,000    297,750
                                                                          ----------
ELECTRIC - 3.2%
AES Corp., 7.750%, 3/01/2014                                    1,185,000  1,244,250
Dynegy Holdings, Inc., 7.125%, 5/15/2018                          100,000     96,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026                         490,000    475,300
Dynegy Holdings, Inc., 8.375%, 5/01/2016                          250,000    260,000
NGC Corporation Capital Trust I, Series B,
 8.316%, 6/01/2027                                              1,685,000  1,617,600
NRG Energy, Inc., 7.375%, 2/01/2016                               575,000    590,812
Quezon Power Philippines Co.,
 8.860%, 6/15/2017                                                420,000    434,700
TXU Corp., Series P, 5.550%, 11/15/2014                            45,000     39,856
TXU Corp., Series R, 6.550%, 11/15/2034                           300,000    251,219
                                                                          ----------
                                                                           5,009,737
                                                                          ----------
FOOD & BEVERAGE - 0.1%
Sara Lee Corp., 6.125%, 11/01/2032                                 90,000     83,186
                                                                          ----------
HEALTHCARE - 2.1%
HCA, Inc., 7.050%, 12/01/2027                                   1,000,000    793,284
HCA, Inc., 7.500%, 12/15/2023                                     370,000    313,953
HCA, Inc., 7.500%, 11/06/2033                                   1,120,000    954,800
HCA, Inc., 7.580%, 9/15/2025                                      560,000    472,687
HCA, Inc., 7.690%, 6/15/2025                                      620,000    534,464
HCA, Inc., 7.750%, 7/15/2036                                      155,000    131,327
Tenet Healthcare Corp., 6.875%, 11/15/2031                        270,000    213,300
                                                                          ----------
                                                                           3,413,815
                                                                          ----------
HOME CONSTRUCTION - 2.2%
K. Hovnanian Enterprises, Inc.,
 6.250%, 1/15/2015                                                120,000    104,100
K. Hovnanian Enterprises, Inc.,
 6.250%, 1/15/2016                                              1,123,000    962,973
K. Hovnanian Enterprises, Inc.,
 6.375%, 12/15/2014(b)                                            310,000    271,250
K. Hovnanian Enterprises, Inc.,
 6.500%, 1/15/2014                                                272,000    243,440
K. Hovnanian Enterprises, Inc.,
 7.500%, 5/15/2016                                                750,000    699,375
KB Home, 7.250%, 6/15/2018                                      1,260,000  1,163,641
                                                                          ----------
                                                                           3,444,779
                                                                          ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                  PRINCIPAL AMOUNT (++)  VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

INDEPENDENT ENERGY - 1.0%
Chesapeake Energy Corp., 6.500%, 8/15/2017             $        155,000 $  153,063
Chesapeake Energy Corp., 6.875%, 11/15/2020                     515,000    512,425
Hilcorp Energy I LP,
 7.750%, 11/01/2015, 144A                                       985,000    967,762
                                                                        ----------
                                                                         1,633,250
                                                                        ----------
MEDIA CABLE - 0.5%
Virgin Media Finance Plc, 9.125%, 8/15/2016                     685,000    722,675
                                                                        ----------
NON-CAPTIVE CONSUMER - 0.7%
SLM Corp., 6.500%, 6/15/2010                  NZD             1,575,000  1,084,027
                                                                        ----------
NON-CAPTIVE DIVERSIFIED - 0.0%
GMAC Canada Ltd., Series EMTN,
 6.625%, 12/17/2010                           GBP                25,000     48,212
                                                                        ----------
NON-CAPTIVE FINANCE - 1.4%
General Electric Capital Corp.,
 6.500%, 9/28/2015                            NZD             3,035,000  2,032,445
General Electric Capital Corp., Series EMTN,
 6.750%, 9/26/2016                                              250,000    172,180
                                                                        ----------
                                                                         2,204,625
                                                                        ----------
PACKAGING - 1.0%
Owens-Illinois, Inc., 7.800%, 5/15/2018                       1,555,000  1,589,988
                                                                        ----------
PAPER - 2.1%
Abitibi-Consolidated, Inc., 5.250%, 6/20/2008                   200,000    195,000
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013                   250,000    212,500
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                    15,000     12,825
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028                   140,000    116,200
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                    15,000     13,050
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                    90,000     80,100
Georgia-Pacific Corp., 7.375%, 12/01/2025                       105,000    101,325
Georgia-Pacific Corp., 7.750%, 11/15/2029                       665,000    658,350
Georgia-Pacific Corp., 8.000%, 1/15/2024                        135,000    135,675
Georgia-Pacific Corp., 8.875%, 5/15/2031                        675,000    715,500
Georgia-Pacific Corp., (Timber Group),
 7.250%, 6/01/2028                                            1,205,000  1,150,775
                                                                        ----------
                                                                         3,391,300
                                                                        ----------
PHARMACEUTICALS - 1.7%
Elan Financial Plc, 7.750%, 11/15/2011                        1,940,000  1,906,050
Elan Financial Plc, 8.875%, 12/01/2013, 144A                    830,000    843,488
                                                                        ----------
                                                                         2,749,538
                                                                        ----------
PIPELINES - 3.4%
Colorado Interstate Gas Co.,
 5.950%, 3/15/2015                                               70,000     70,437
Colorado Interstate Gas Co.,
 6.800%, 11/15/2015                                              35,000     37,222
El Paso Corp., 6.950%, 6/01/2028                                 15,000     15,413
El Paso Corp., 7.800%, 8/01/2031                                500,000    552,500
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                               50,000     45,857
KN Capital Trust III, 7.630%, 4/15/2028(b)                       10,000      9,654

                                                 PRINCIPAL AMOUNT (++)       VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PIPELINES - CONTINUED
Southern Natural Gas Co., 7.350%, 2/15/2031           $         95,000     $   105,070
Tennessee Gas Pipeline Co.,
 7.000%, 10/15/2028(b)                                         890,000         952,893
Williams Cos., Inc., 7.500%, 1/15/2031                       3,375,000       3,577,500
                                                                           -----------
                                                                             5,366,546
                                                                           -----------
RAILROADS - 0.2%
Missouri Pacific Railroad Co.,
 4.750%, 1/01/2020                                              30,000          27,356
Missouri Pacific Railroad Co.,
 5.000%, 1/01/2045                                             314,000         261,723
                                                                           -----------
                                                                               289,079
                                                                           -----------
RETAILERS - 4.4%
Dillard's, Inc., 6.625%, 1/15/2018                             500,000         485,625
Dillard's, Inc., 7.000%, 12/01/2028                            450,000         409,500
Dillard's, Inc., 7.130%, 8/01/2018                             750,000         737,812
Dillard's, Inc., 7.750%, 7/15/2026                           1,500,000       1,477,500
Foot Locker, Inc., 8.500%, 1/15/2022                         1,579,000       1,618,475
Toys R Us, Inc., 7.375%, 10/15/2018                          2,375,000       2,042,500
Toys R Us, Inc., 7.875%, 4/15/2013(b)                          197,000         181,733
                                                                           -----------
                                                                             6,953,145
                                                                           -----------
SOVEREIGNS - 8.7%
Mexican Fixed Rate Bonds, Series M-20,
 8.000%, 12/07/2023                          MXN                95,000(++)     890,422
Mexican Fixed Rate Bonds, Series MI-10,
 9.000%, 12/20/2012                          MXN               365,000(++)   3,537,490
Republic of Argentina, 5.475%, 8/03/2012(c)                    146,250         138,879
Republic of Argentina,
 8.280%, 12/31/2033(b)(d)                                      276,023         320,739
Republic of Brazil, 8.250%, 1/20/2034(b)                     2,425,000       3,043,375
Republic of Brazil, 10.250%, 1/10/2028       BRL             4,170,000       2,018,917
Republic of South Africa, 13.000%, 8/31/2010 ZAR             8,190,000       1,286,782
Republic of Uruguay, 7.625%, 3/21/2036(b)                    1,150,000       1,267,875
Republic of Uruguay, 7.875%, 1/15/2033(d)                    1,073,437       1,215,668
                                                                           -----------
                                                                            13,720,147
                                                                           -----------
SUPERMARKETS - 1.5%
Albertson's, Inc., 6.625%, 6/01/2028                           240,000         219,735
Albertson's, Inc., 7.450%, 8/01/2029                         1,310,000       1,288,690
Albertson's, Inc., 8.000%, 5/01/2031                           480,000         489,206
Albertson's, Inc., 8.700%, 5/01/2030                           180,000         194,734
American Stores Co., 8.000%, 6/01/2026                         110,000         117,967
                                                                           -----------
                                                                             2,310,332
                                                                           -----------
SUPRANATIONAL - 2.6%
Inter-American Development Bank,
 Series EMTN,
 Zero Coupon Bond, 5/11/2009                 BRL            11,000,000       4,068,340
                                                                           -----------
TECHNOLOGY - 5.3%
Affiliated Computer Services, Inc.,
 5.200%, 6/01/2015                                             100,000          93,836
Amkor Technology, Inc.,
 7.750%, 5/15/2013(b)                                          775,000         759,500

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                       PRINCIPAL AMOUNT (++)    VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TECHNOLOGY - CONTINUED
Amkor Technology, Inc.,
 10.500%, 5/01/2009(b)                                      $         64,000 $     64,160
Corning, Inc., 6.850%, 3/01/2029                                     701,000      731,911
Hynix Semiconductor, Inc.,
 9.875%, 7/01/2012, 144A(b)                                          250,000      278,750
Lucent Technologies, Inc., 6.450%, 3/15/2029                       4,115,000    3,713,787
Nortel Networks Corp., 6.875%, 9/01/2023                           1,000,000      930,000
Northern Telecom Capital Corp.,
 7.875%, 6/15/2026                                                 1,975,000    1,900,938
                                                                             ------------
                                                                                8,472,882
                                                                             ------------
TEXTILE - 0.3%
Kellwood Co., 7.625%, 10/15/2017                                     500,000      462,748
                                                                             ------------
TRANSPORTATION SERVICES - 3.8%
APL Ltd., 8.000%, 1/15/2024(e)                                     2,685,000    2,494,070
Atlas Air, Inc., Series 1999-1B,
 7.630%, 1/02/2015(f)                                                397,855      440,624
Atlas Air, Inc., Series 1999-1C,
 8.770%, 1/02/2011(f)                                                399,542      387,555
Atlas Air, Inc., Series 2000-1,
 9.702%, 1/02/2008(f)                                                 40,344       38,730
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)                    2,207,572    2,428,329
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)                      289,324      254,605
                                                                             ------------
                                                                                6,043,913
                                                                             ------------
WIRELESS - 1.2%
Philippine Long Distance Telephone Co.,
 Series EMTN, 8.350%, 3/06/2017                                    1,100,000    1,243,000
True Move Co. Ltd.,
 10.750%, 12/16/2013, 144A                                           600,000      610,500
                                                                             ------------
                                                                                1,853,500
                                                                             ------------
WIRELINES - 3.3%
Citizens Communications Co.,
 7.875%, 1/15/2027, 144A                                             860,000      879,350
Qwest Capital Funding, Inc.,
 6.500%, 11/15/2018                                                  964,000      907,365
Qwest Capital Funding, Inc.,
 6.875%, 7/15/2028                                                   800,000      756,000
Qwest Capital Funding, Inc.,
 7.250%, 2/15/2011(b)                                                400,000      409,500
Qwest Capital Funding, Inc.,
 7.625%, 8/03/2021                                                   290,000      291,450
Qwest Capital Funding, Inc.,
 7.750%, 2/15/2031                                                 1,550,000    1,538,375
Qwest Corp., 6.875%, 9/15/2033(b)                                    190,000      183,350
Qwest Corp., 7.250%, 9/15/2025                                        15,000       15,469
Qwest Corp., 7.250%, 10/15/2035                                      225,000      224,437
                                                                             ------------
                                                                                5,205,296
                                                                             ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $91,699,446)                                                103,960,677
                                                                             ------------

                                                      PRINCIPAL AMOUNT (++)    VALUE (+)
----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONVERTIBLE BONDS - 9.0%

INDUSTRIAL OTHER - 0.6%
Incyte Corp., 3.500%, 2/15/2011                            $      1,100,000 $    959,750
                                                                            ------------
MEDIA NON-CABLE - 0.1%
Sinclair Broadcast Group, Inc., (Step to 2.000%
 on 1/15/2011), 4.875%, 7/15/2018(g)                                155,000      152,481
                                                                            ------------
PHARMACEUTICALS - 4.1%
Enzon Pharmaceuticals, Inc., 4.500%,
 7/01/2008                                                        1,005,000      978,619
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                       230,000      195,787
Human Genome Sciences, Inc.,
 2.250%, 8/15/2012                                                  200,000      176,250
IVAX Corp., 4.500%, 5/15/2008                                        55,000       55,413
Nektar Therapeutics, 3.250%, 9/28/2012                              480,000      463,800
Nektar Therapeutics, 3.500%, 10/17/2007                             940,000      922,375
Regeneron Pharmaceuticals, Inc.,
 5.500%, 10/17/2008                                               1,600,000    1,692,000
Valeant Pharmaceuticals International,
 3.000%, 8/16/2010                                                1,230,000    1,125,450
Valeant Pharmaceuticals International,
 4.000%, 11/15/2013                                                 980,000      893,025
                                                                            ------------
                                                                               6,502,719
                                                                            ------------
TECHNOLOGY - 1.9%
Kulicke & Soffa Industries, Inc.,
 0.500%, 11/30/2008                                                 595,000      539,962
Kulicke & Soffa Industries, Inc.,
 1.000%, 6/30/2010                                                  350,000      336,438
Maxtor Corp., 5.750%, 3/01/2012(e)                                1,629,000    1,531,260
Nortel Networks Corp., 4.250%, 9/01/2008                            425,000      419,688
Richardson Electric Ltd., 7.750%, 12/15/2011                        132,000      131,010
                                                                            ------------
                                                                               2,958,358
                                                                            ------------
TEXTILE - 0.4%
Dixie Yarns, Inc., 7.000%, 5/15/2012                                 25,000       23,406
Kellwood Co., (Step to 0.000% on 6/16/2011),
 3.500%, 6/15/2034(g)                                               600,000      549,000
                                                                            ------------
                                                                                 572,406
                                                                            ------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
 8.000%, 8/15/2005(h)                                                75,000           --
                                                                            ------------
WIRELINES - 1.9%
Level 3 Communications, Inc.,
 2.875%, 7/15/2010                                                1,900,000    2,123,250
Level 3 Communications, Inc.,
 6.000%, 9/15/2009                                                  445,000      429,981
Level 3 Communications, Inc.,
 6.000%, 3/15/2010                                                  575,000      552,000
                                                                            ------------
                                                                               3,105,231
                                                                            ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $13,044,502)                                                14,250,945
                                                                            ------------

TOTAL BONDS AND NOTES
 (Identified Cost $104,743,948)                                              118,211,622
                                                                            ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                               SHARES  VALUE (+)
--------------------------------------------------------------------------------

COMMON STOCKS - 3.7%

BIOTECHNOLOGY - 1.5%
Vertex Pharmaceuticals, Inc.(b)(f)                             82,587 $2,315,740
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 1.0%
Corning, Inc.(f)                                               69,766  1,586,479
                                                                      ----------
FOOD - 0.0%
ConAgra Foods, Inc.                                             3,100     77,221
                                                                      ----------
HOME CONSTRUCTION - 0.2%
KB Home(b)                                                      6,775    289,089
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Apartment Investment & Management Co.                           4,275    246,625
Associated Estates Realty Corp.                                32,565    458,841
Developers Diversified Realty Corp.                             7,125    448,162
                                                                      ----------
                                                                       1,153,628
                                                                      ----------
WIRELESS - 0.3%
Philippine Long Distance Telephone Co., ADR                     8,015    423,192
                                                                      ----------

TOTAL COMMON STOCKS
 (Identified Cost $2,963,763)                                          5,845,349
                                                                      ----------

PREFERRED STOCKS - 3.8%

CONVERTIBLE PREFERRED STOCKS - 3.8%

AUTOMOTIVE - 0.6%
Ford Motor Co., Capital Trust II, 6.500%                       26,900    961,944
                                                                      ----------
CONSTRUCTION MACHINERY - 0.1%
United Rentals Trust, 6.500%                                    4,937    241,913
                                                                      ----------
ELECTRIC - 0.5%
AES Trust III, 6.750%                                          15,975    802,584
                                                                      ----------
ELECTRIC UTILITIES - 0.1%
CMS Energy Trust I, 7.750%                                      4,150    206,981
                                                                      ----------
HOTELS, RESTAURANTS & LEISURE - 0.6%
Six Flags, Inc., 7.250%(b)                                     39,950    933,831
                                                                      ----------
LODGING - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)                 1,100     28,369
                                                                      ----------
OIL & GAS & CONSUMABLE FUELS - 0.1%
Chesapeake Energy Corp., 5.000%                                 1,000    108,750
                                                                      ----------
PACKAGING - 1.0%
Owens-Illinois, Inc., 4.750%                                   40,800  1,562,640
                                                                      ----------
PIPELINES - 0.1%
El Paso Energy Capital Trust I, 4.750%                          2,700    108,000
                                                                      ----------
TECHNOLOGY - 0.7%
Lucent Technologies Capital Trust, 7.750%                       1,000  1,035,375
                                                                      ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $5,407,623)                                          5,990,387
                                                                      ----------

TOTAL PREFERRED STOCKS
 (Identified Cost $5,407,623)                                          5,990,387
                                                                      ----------

                                                                          SHARES         VALUE (+)
--------------------------------------------------------------------------------------------------

WARRANTS - 0.0%

SOVEREIGNS - 0.0%
Republic of Argentina, Expiration 12/15/2035
 (Identified Cost $31,618)                                               720,705(+++) $     99,457
                                                                                      ------------

CLOSED END INVESTMENT COMPANIES - 0.8%
Western Asset High Income Opportunity Fund,
 Inc.                                                                     90,125           619,159
Western Asset Managed High Income Fund,
 Inc.(b)                                                                  93,550           653,914
                                                                                      ------------

TOTAL CLOSED END INVESTMENT COMPANIES
 (Identified Cost $1,101,609)                                                            1,273,073
                                                                                      ------------

                                                           PRINCIPAL AMOUNT (++)
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 21.0%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/30/07 at
4.250% to be repurchased at $24,467,663 on
4/02/07 collateralized by $25,265,000 U.S.
Treasury Note, 3.375% due 12/15/08 with a
value of $24,949,188, including accrued interest
(Note 2h of Notes to Financial Statements)                      $     24,459,000        24,459,000
                                                                                      ------------

                                                                          SHARES
--------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(i)                       8,739,984         8,739,984
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $33,198,984)                                                          33,198,984
                                                                                      ------------

TOTAL INVESTMENTS - 104.0%
 (Identified Cost $147,447,545)(a)                                                     164,618,872
 Other Assets Less Liabilities--(4.0)%                                                 (6,313,491)
                                                                                      ------------

TOTAL NET ASSETS - 100%                                                               $158,305,381
                                                                                      ------------

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+) See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units. One unit represents a principal amount of
    100.
(+++)Amount shown represents the notional amount.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
    At March 31, 2007, the net unrealized appreciation on investments based on cost of $147,626,281 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                                                                          $17,849,531
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value                                                                                          (856,940)
                                                                                                           -----------
    Net unrealized appreciation                                                                            $16,992,591
                                                                                                           -----------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Variable rate security. Rate as of March 31, 2007 is disclosed.
(d) Payment-in-Kind security
(e) Illiquid security.
(f) Non-income producing security.
(g) Step Bond: Coupon is at or above market rate for an initial period then resets at a specified date and rate.
(h) Non-Income producing security due to default or bankruptcy filing.
(i) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $13,952,885 or 8.81% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
    Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP:
    British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thailand Baht; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

Sovereigns                8.7%
Technology                7.9
Pharmaceuticals           5.8
Wirelines                 5.2
Banking                   4.9
Retailers                 4.4
Chemicals                 4.3
Automotive                3.8
Transportation Services   3.8
Electric                  3.7
Pipelines                 3.5
Supranational             2.6
Home Construction         2.4
Healthcare                2.1
Paper                     2.1
Packaging                 2.0
Other, less than 2% each 15.8

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

                                                         PRINCIPAL AMOUNT  VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - 98.9% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 98.9%

AEROSPACE & DEFENSE - 0.0%
Boeing Capital Corp., 6.100%, 3/01/2011(b)               $          5,000 $    5,189
Raytheon Co., 6.150%, 11/01/2008(b)                                 5,000      5,085
                                                                          ----------
                                                                              10,274
                                                                          ----------
ASSET-BACKED SECURITIES - 11.0%
Americredit Automobile Receivables Trust,
 Series 2004-DF, Class A4, 3.430%, 7/06/2011                      130,000    127,258
Capital Auto Receivables Asset Trust, Series 2004-2,
 Class A3, 3.580%, 1/15/2009                                      365,000    362,150
Capital Auto Receivables Asset Trust, Series 2004-2,
 Class A4, 3.750%, 7/15/2009                                       25,000     24,638
Caterpillar Financial Asset Trust, Series 2005-A,
 Class A3, 3.900%, 2/25/2009                                        2,974      2,958
Chase Issuance Trust, 3.220%, 6/15/2010                           110,000    108,831
Countrywide Alternative Loan Trust, Series 2006-J5,
 Class 4A1, 6.027%, 7/25/2021(c)                                  376,270    380,962
Countrywide Asset Backed Certificates, Series 2004-S1,
 Class A2, 3.872%, 3/25/2020                                      175,241    172,832
Countrywide Asset Backed Certificates, Series 2004-S1,
 Class A3, 4.615%, 2/25/2035                                      135,000    131,165
Countrywide Asset-Backed Certificates, Series 2006-S1,
 Class A2, 5.549%, 8/25/2021                                      410,000    408,963
DaimlerChrysler Auto Trust, Series 2004-C, Class A4,
 3.280%, 12/08/2009                                               250,000    246,198
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010                   355,000    351,840
Ford Credit Auto Owner Trust, Series 2005-B, Class A3,
 4.170%, 1/15/2009                                                  2,497      2,486
Honda Auto Receivables Owner Trust, Series 2004-3,
 Class A4, 3.280%, 2/18/2010                                      285,000    279,893
John Deere Owner Trust, Series 2005-A, Class A3,
 3.980%, 6/15/2009                                                  3,823      3,799
Navistar Financial Corp. Owner Trust, Series 2004-B,
 Class A3, 3.130%, 5/15/2009                                        2,955      2,930
Navistar Financial Corp. Owner Trust, Series 2004-B,
 Class A4, 3.530%, 10/15/2012                                     280,000    273,243
USAA Auto Owner Trust, Series 2004-3, Class A4,
 3.530%, 6/15/2011                                                415,000    408,571
USAA Auto Owner Trust, Series 2006-1, Class A3,
 5.010%, 9/15/2010                                                180,000    179,751
WFS Financial Owner Trust, Series 2004-2, Class A4,
 3.540%, 11/21/2011                                               394,350    389,902
                                                                          ----------
                                                                           3,858,370
                                                                          ----------
AUTOMOTIVE - 0.6%
Ford Motor Credit Co., 7.000%, 10/01/2013                         235,000    218,453
                                                                          ----------
BANKING - 7.0%
Associates Corp. of North America, 6.250%, 11/01/2008              15,000     15,255
Bank of America Corp., 6.250%, 4/01/2008                          450,000    453,272
Bank One Corp., 5.900%, 11/15/2011(b)                               5,000      5,138
Capital One Bank, 5.125%, 2/15/2014(b)                            320,000    313,151
Citigroup, Inc., 3.500%, 2/01/2008                                115,000    113,427
HSBC Finance Corp., 4.750%, 4/15/2010(b)                          525,000    519,467
JPMorgan Chase & Co., 5.600%, 6/01/2011                           475,000    483,020

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                          PRINCIPAL AMOUNT  VALUE (+)
-------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

BANKING - CONTINUED
Wachovia Corp., 5.300%, 10/15/2011                        $        530,000 $  533,051
Washington Mutual, Inc., 4.375%, 1/15/2008                           5,000      4,961
Wells Fargo & Co., 3.125%, 4/01/2009                                10,000      9,643
                                                                           ----------
                                                                            2,450,385
                                                                           ----------
BROKERAGE - 2.4%
Bear Stearns Cos., Inc., 2.875%, 7/02/2008                           5,000      4,861
Goldman Sachs Group, Inc., 4.500%, 6/15/2010                       300,000    294,924
Goldman Sachs Group, Inc., 5.300%, 2/14/2012                        10,000     10,003
Lehman Brothers Holdings, Inc., 4.000%, 1/22/2008                    5,000      4,943
Merrill Lynch & Co., Inc., Series C,
  4.250%, 2/08/2010(b)                                             225,000    219,529
Morgan Stanley, 5.300%, 3/01/2013                                  320,000    319,599
                                                                           ----------
                                                                              853,859
                                                                           ----------
CHEMICALS - 0.0%
Lubrizol Corp., 4.625%, 10/01/2009                                   5,000      4,939
                                                                           ----------
CONSTRUCTION MACHINERY - 0.7%
Caterpillar Financial Services Corp., 3.100%, 5/15/2007            235,000    234,363
Caterpillar Financial Services Corp., 4.150%, 1/15/2010             10,000      9,775
John Deere Capital Corp., 3.900%, 1/15/2008                         10,000      9,897
                                                                           ----------
                                                                              254,035
                                                                           ----------
ELECTRIC - 3.0%
Carolina Power & Light Co., 6.500%, 7/15/2012                        5,000      5,304
Dominion Resources, Inc., 4.125%, 2/15/2008                        300,000    296,876
Duke Energy Corp., 4.200%, 10/01/2008                                5,000      4,924
Duke Energy Corp., 5.625%, 11/30/2012                              300,000    307,055
FirstEnergy Corp., Series B, 6.450%, 11/15/2011                    400,000    419,264
Pacific Gas & Electric Co., 3.600%, 3/01/2009                        5,000      4,867
                                                                           ----------
                                                                            1,038,290
                                                                           ----------
ENTERTAINMENT - 1.7%
Time Warner, Inc., 5.875%, 11/15/2016                              225,000    226,873
Time Warner, Inc., 6.500%, 11/15/2036                               45,000     44,873
Walt Disney Co., 5.700%, 7/15/2011                                 315,000    322,280
                                                                           ----------
                                                                              594,026
                                                                           ----------
FINANCIAL OTHER - 0.0%
Berkshire Hathaway Finance Corp., 3.375%, 10/15/2008                 5,000      4,867
                                                                           ----------
FOOD & BEVERAGE - 0.9%
General Mills, Inc., 3.875%, 11/30/2007                             10,000      9,906
HJ Heinz Finance Co., 6.000%, 3/15/2012(b)                         100,000    102,702
Kellogg Co., 2.875%, 6/01/2008                                      10,000      9,720
Kraft Foods, Inc., 5.250%, 6/01/2007                               200,000    199,884
Kraft Foods, Inc., 5.625%, 11/01/2011                                5,000      5,061
                                                                           ----------
                                                                              327,273
                                                                           ----------
HEALTHCARE - 2.1%
Boston Scientific Corp., 6.000%, 6/15/2011                         210,000    212,770
Hospira, Inc., 5.550%, 3/30/2012                                   250,000    250,098

                                                       PRINCIPAL AMOUNT    VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

HEALTHCARE - CONTINUED
WellPoint, Inc., 3.500%, 9/01/2007                     $          5,000     $  4,959
WellPoint, Inc., 3.750%, 12/14/2007                             185,000      182,936
WellPoint, Inc., 5.250%, 1/15/2016                              100,000       98,200
                                                                           ---------
                                                                             748,963
                                                                           ---------
HEALTHCARE INSURANCE - 1.1%
Aetna, Inc., 7.875%, 3/01/2011(b)                               355,000      387,966
                                                                           ---------
HOME CONSTRUCTION - 0.6%
D.R. Horton, Inc., 5.375%, 6/15/2012(b)                         220,000      211,641
Pulte Homes, Inc., 4.875%, 7/15/2009                              5,000        4,927
                                                                           ---------
                                                                             216,568
                                                                           ---------
HYBRID ARMS - 1.9%
Indymac Index Mortgage Loan Trust, Series 2006-AR25,
  Class 3A1, 6.387%, 9/25/2036(c)                               662,409      676,951
                                                                           ---------
INDEPENDENT ENERGY - 0.0%
XTO Energy, Inc., 4.900%, 2/01/2014(b)                            5,000        4,825
                                                                           ---------
INDUSTRIAL OTHER - 0.7%
IDEX Corp., 6.875%, 2/15/2008                                   250,000      252,800
                                                                           ---------
INTEGRATED ENERGY - 0.7%
Phillips Petroleum Co., 6.375%, 3/30/2009                       250,000      256,716
                                                                           ---------
MEDIA CABLE - 1.2%
Comcast Cable Communications, 7.125%, 6/15/2013                 195,000      211,323
Cox Communications, Inc., 4.625%, 1/15/2010                       5,000        4,932
Cox Communications, Inc., 5.450%, 12/15/2014                    215,000      212,384
                                                                           ---------
                                                                             428,639
                                                                           ---------
MEDIA NON-CABLE - 1.2%
News America, Inc., 6.625%, 1/09/2008                           400,000      403,377
                                                                           ---------
METALS & MINING - 1.0%
Vale Overseas Ltd., 6.250%, 1/23/2017                           345,000      351,541
                                                                           ---------
MORTGAGE RELATED - 29.3%
Banc of America Commercial Mortgage, Inc.,
  Series 2006-2, Class A4, 5.930%, 5/10/2045(c)                 205,000      211,549
Citigroup/Deutsche Bank Commercial Mortgage Trust,
  Series 2006-CD2, Class A2, 5.408%, 1/15/2046                  140,000      141,104
Federal Home Loan Mortgage Corp.,
  4.500%, 12/01/2019                                             19,337       18,745
Federal Home Loan Mortgage Corp.,
  4.586%, 1/01/2035(c)                                          771,373      778,141
Federal Home Loan Mortgage Corp.,
  5.000%, 5/01/2019                                               7,187        7,106
Federal Home Loan Mortgage Corp.,
  5.000%, 1/01/2020                                               8,938        8,828
Federal Home Loan Mortgage Corp.,
  5.000%, 8/15/2024                                             743,927      740,678
Federal Home Loan Mortgage Corp.,
  5.500%, 3/01/2013                                              16,559       16,659

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                 PRINCIPAL AMOUNT     VALUE (+)
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal Home Loan Mortgage Corp.,
  6.000%, 11/01/2012                             $         27,458    $   27,855
Federal Home Loan Mortgage Corp.,
  6.500%, 1/01/2024                                         5,690         5,838
Federal Home Loan Mortgage Corp.,
  7.000%, 2/01/2009                                         1,142         1,150
Federal Home Loan Mortgage Corp.,
  8.000%, 7/01/2025                                           616           650
Federal National Mortgage Association,
  4.500%, 12/01/2019                                       24,380        23,635
Federal National Mortgage Association,
  5.000%, 1/01/2019                                       415,493       410,848
Federal National Mortgage Association,
  5.000%, 2/01/2019                                       583,474       576,292
Federal National Mortgage Association,
  5.500%, 1/01/2017                                        69,549        69,952
Federal National Mortgage Association,
  5.500%, 1/01/2017                                        84,308        84,723
Federal National Mortgage Association,
  5.500%, 2/01/2017                                        41,844        42,086
Federal National Mortgage Association,
  5.500%, 8/01/2017                                       903,905       908,355
Federal National Mortgage Association,
  5.500%, 9/01/2017                                       207,668       208,690
Federal National Mortgage Association,
  5.500%, 11/01/2017                                        1,670         1,678
Federal National Mortgage Association,
 5.500%, 1/01/2020                                      1,496,721     1,502,405
Federal National Mortgage Association,
 5.500%, 3/01/2020                                        703,322       705,280
Federal National Mortgage Association,
 5.500%, 4/01/2037                                      1,080,000     1,068,649
Federal National Mortgage Association,
 6.000%, 9/01/2021                                         13,339        13,562
Federal National Mortgage Association,
 7.500%, 6/01/2016                                          4,021         4,144
Federal National Mortgage Association,
 8.000%, 6/01/2015                                          5,605         5,863
Government National Mortgage Association,
 6.500%, 12/15/2023                                        13,609        13,983
Government National Mortgage Association,
 8.500%, 9/15/2022                                          4,523         4,878
Government National Mortgage Association,
 9.500%, 1/15/2019                                          9,578        10,473
GS Mortgage Securities Corporation II,
 Series 2005-GG4, Class A4A, 4.751%, 7/10/2039            205,000       197,765
GS Mortgage Securities Corporation II,
 Series 2006-GG8, Class A2, 5.479%, 11/10/2039            410,000       415,252
JP Morgan Chase Commercial Mortgage Securities
 Corp., Series 2006-LDP7, Class A2,
 5.862%, 4/15/2045(c)                                     375,000       386,022

                                                        PRINCIPAL AMOUNT   VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
LB-UBS Commercial Mortgage Trust, Series 2005-C3,
 Class A3, 4.647%, 7/15/2030                            $        230,000 $   225,627
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, Series 2006-1, Class A4, 5.432%, 2/12/2039(c)            700,000     707,158
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, Series 2006-2, Class A4, 5.910%, 6/12/2046(c)            210,000     218,905
Morgan Stanley Capital I, Series 2005-T19, Class A4A,
 4.890%, 6/12/2047                                               330,000     320,718
Morgan Stanley Capital I, Series 2006-T23, Series A2,
 5.741%, 8/12/2041(c)                                            205,000     210,148
                                                                         -----------
                                                                          10,295,394
                                                                         -----------
NON-CAPTIVE CONSUMER - 2.0%
American General Finance Corp., 2.750%, 6/15/2008(b)             350,000     340,212
American General Finance Corp., Series H,
 5.375%, 10/01/2012                                                5,000       5,022
HSBC Finance Corp., 6.500%, 11/15/2008                            10,000      10,196
Residential Capital LLC, 6.500%, 4/17/2013                       345,000     341,725
                                                                         -----------
                                                                             697,155
                                                                         -----------
NON-CAPTIVE DIVERSIFIED - 1.9%
CIT Group, Inc., 3.375%, 4/01/2009(b)                            450,000     435,396
CIT Group, Inc., 5.125%, 9/30/2014                                 5,000       4,844
International Lease Finance Corp.,
 5.750%, 6/15/2011(b)                                            205,000     210,049
                                                                         -----------
                                                                             650,289
                                                                         -----------

NON-CAPTIVE FINANCE - 0.7%
General Electric Capital Corp., 3.500%, 8/15/2007(b)             250,000     248,442
General Electric Capital Corp., Series A,
 6.000%, 6/15/2012                                                10,000      10,391
                                                                         -----------
                                                                             258,833
                                                                         -----------
PAPER - 0.0%
MeadWestvaco Corp., 6.850%, 4/01/2012                              5,000       5,249
Weyerhaeuser Co., 5.950%, 11/01/2008                               5,000       5,044
                                                                         -----------
                                                                              10,293
                                                                         -----------
PHARMACEUTICALS - 0.0%
Schering-Plough Corp., 5.550%, 12/01/2013(b)                       5,000       5,094
                                                                         -----------
PIPELINES - 1.6%
Kinder Morgan Energy Partners LP,
 5.000%, 12/15/2013                                              185,000     179,029
Kinder Morgan, Inc., 6.500%, 9/01/2012                           210,000     214,192
Spectra Energy Capital LLC, 5.668%, 8/15/2014                    175,000     173,166
                                                                         -----------
                                                                             566,387
                                                                         -----------
PROPERTY & CASUALTY INSURANCE - 0.0%
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014                     5,000       4,894
                                                                         -----------
RAILROADS - 2.0%
Burlington Northern Santa Fe Corp.,
 6.125%, 3/15/2009                                               205,000     207,921
CSX Corp., 6.750%, 3/15/2011(b)                                  200,000     208,904
Union Pacific Corp., 3.875%, 2/15/2009                           310,000     302,859
                                                                         -----------
                                                                             719,684
                                                                         -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                         PRINCIPAL AMOUNT  VALUE (+)
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 4.2%
Archstone-Smith Operating Trust, 3.000%, 6/15/2008       $         10,000 $    9,708
Camden Property Trust, 4.375%, 1/15/2010(b)                         5,000      4,899
Colonial Realty LP, 4.750%, 2/01/2010                              55,000     54,220
Developers Diversified Realty Corp., 3.875%, 1/30/2009             10,000      9,743
ERP Operating LP, 6.625%, 3/15/2012                                10,000     10,643
Federal Realty Investment Trust, 5.400%, 12/01/2013               215,000    214,144
First Industrial LP, 5.250%, 6/15/2009                             10,000      9,961
iStar Financial, Inc., 5.150%, 3/01/2012                          350,000    343,337
ProLogis Trust, 5.500%, 4/01/2012                                 410,000    414,067
Simon Property Group LP, 3.750%, 1/30/2009(b)                     400,000    390,482
Simon Property Group LP, 4.600%, 6/15/2010                          5,000      4,915
Simon Property Group LP, 4.875%, 3/18/2010(b)                       5,000      4,964
                                                                          ----------
                                                                           1,471,083
                                                                          ----------
RETAILERS - 2.2%
CVS/Caremark Corp., 5.750%, 8/15/2011                             205,000    208,777
Federated Retail Holdings, Inc., 5.350%, 3/15/2012                205,000    204,463
J.C. Penney Corp., Inc., 7.600%, 4/01/2007                        350,000    350,000
                                                                          ----------
                                                                             763,240
                                                                          ----------
SUPERMARKETS - 1.4%
Kroger Co., 6.200%, 6/15/2012                                     345,000    356,856
Kroger Co., 6.375%, 3/01/2008                                      10,000     10,090
Kroger Co., 6.750%, 4/15/2012(b)                                  115,000    121,705
                                                                          ----------
                                                                             488,651
                                                                          ----------
TECHNOLOGY - 1.7%
Corning, Inc., 6.200%, 3/15/2016                                   45,000     46,241
Jabil Circuit, Inc., 5.875%, 7/15/2010                            350,000    348,171
Pitney Bowes, Inc., 5.250%, 1/15/2037                             225,000    219,666
                                                                          ----------
                                                                             614,078
                                                                          ----------
TRANSPORTATION SERVICES - 1.2%
ERAC USA Finance Co., 6.800%, 2/15/2008, 144A                     200,000    201,506
ERAC USA Finance Co., 7.350%, 6/15/2008, 144A                     200,000    203,619
                                                                          ----------
                                                                             405,125
                                                                          ----------
TREASURIES - 8.2%
U.S. Treasury Bonds, 4.500%, 2/15/2036                             75,000     70,711
U.S. Treasury Notes, 4.000%, 2/15/2015                            785,000    752,558
U.S. Treasury Notes, 4.500%, 2/15/2016                            670,000    663,195
U.S. Treasury Notes, 4.625%, 11/15/2016                         1,410,000  1,405,869
                                                                          ----------
                                                                           2,892,333
                                                                          ----------
WIRELESS - 1.8%
New Cingular Wireless Services, Inc.,
 7.500%, 5/01/2007                                                100,000    100,150
Nextel Communications, Inc., Series F,
 5.950%, 3/15/2014                                                  5,000      4,919
Sprint Nextel Corp., 6.000%, 12/01/2016                           170,000    167,298
Vodafone Group Plc, 5.350%, 2/27/2012                             355,000    355,904
                                                                          ----------
                                                                             628,271
                                                                          ----------
WIRELINES - 2.9%
AT&T, Inc., 5.100%, 9/15/2014                                     180,000    175,857
AT&T, Inc., 5.300%, 11/15/2010                                    280,000    281,270

                                                             PRINCIPAL AMOUNT    VALUE (+)
------------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
Embarq Corp., 7.995%, 6/01/2036                              $        210,000 $    216,849
Qwest Corp., 5.625%, 11/15/2008                                       110,000      110,000
Verizon New England, Inc., 6.500%, 9/15/2011                            5,000        5,214
Verizon Virginia, Inc., 4.625%, 3/15/2013                             230,000      218,670
                                                                              ------------
                                                                                 1,007,860
                                                                              ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $34,941,491)                                                  34,821,781
                                                                              ------------

TOTAL BONDS AND NOTES
 (Identified Cost $34,941,491)                                                  34,821,781
                                                                              ------------

SHORT-TERM INVESTMENTS - 8.1%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $201,071 on 4/02/07 collateralized by
$210,000 U.S. Treasury Bill, 4.890% due 5/31/07 with a
value of $208,163, including accrued interest (Note 2h of
Notes to Financial Statements)                                        201,000      201,000
                                                                              ------------

                                                                       SHARES
------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(d)                    2,643,720    2,643,720
                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $2,844,720)                                                    2,844,720
                                                                              ------------

TOTAL INVESTMENTS - 107.0%
 (Identified Cost $37,786,211)(a)                                               37,666,501
 Other Assets Less Liabilities--(7.0)%                                         (2,463,326)
                                                                              ------------

TOTAL NET ASSETS - 100%                                                       $ 35,203,175
                                                                              ------------

(+) See Note 2a of Notes to Financial Statements.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes):
    At March 31, 2007, the net unrealized depreciation on investments based on cost of $37,900,327 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost                                                                                          $  188,190
    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over value                                                                                         (422,016)
                                                                                                           ----------
    Net unrealized depreciation                                                                            $(233,826)
                                                                                                           ----------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Variable rate security. Rate as of March 31, 2007 is disclosed.
(d) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $405,125 or 1.15% of total net assets.

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE ON NET ASSETS (UNAUDITED)

Mortgage Related              29.3% Brokerage                 2.4%
Asset-Backed Securities       11.0  Retailers                 2.2
Treasuries                     8.2  Healthcare                2.1
Banking                        7.0  Railroads                 2.0
Real Estate Investment Trusts  4.2  Non-Captive Consumer      2.0
Electric                       3.0  Other, less than 2% each 22.6
Wirelines                      2.9

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND


                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - 96.9% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 93.2%
AIRLINES - 1.5%
Qantas Airways Ltd.,
 6.050%, 4/15/2016, 144A                              $      3,455,000 $ 3,011,354
                                                                       -----------
ASSET-BACKED SECURITIES - 1.2%
Community Program Loan Trust, Series
 1987-A, Class A5, 4.500%, 4/01/2029                         2,500,000   2,363,192
                                                                       -----------
AUTOMOTIVE - 1.0%
Ford Motor Co., 6.375%, 2/01/2029                            2,665,000   1,898,813
Ford Motor Credit Co., 7.375%, 10/28/2009                      150,000     149,724
                                                                       -----------
                                                                         2,048,537
                                                                       -----------
BANKING - 11.0%
BAC Capital Trust VI, 5.625%, 3/08/2035                      1,045,000     970,859
Barclays Financial LLC,
 4.060%, 9/16/2010, 144A                     KRW           940,000,000     947,094
Barclays Financial LLC,
 4.160%, 2/22/2010, 144A                     THB            70,000,000   2,027,564
Barclays Financial LLC,
 4.460%, 9/23/2010, 144A                     KRW         1,950,000,000   2,067,315
Barclays Financial LLC, Series EMTN,
 4.100%, 3/22/2010, 144A                     THB            71,000,000   2,056,090
BNP Paribas SA, Series EMTN, Zero Coupon
 Bond, 6/13/2011, 144A                       IDR         7,484,000,000     551,955
Citibank NA, 15.000%, 7/02/2010, 144A        BRL             4,000,000   2,207,836
FleetBoston Financial Corp.,
 7.375%, 12/01/2009                                            175,000     185,040
HSBC Bank USA, Zero Coupon Bond,
 4/18/2012, 144A                             MYR             2,015,000     493,041
HSBC Bank USA, 3.310%, 8/25/2010, 144A                       2,000,000   2,190,200
JPMorgan Chase & Co., Zero Coupon Bond,
 5/17/2010, 144A                             BRL             8,035,000   2,802,883
JPMorgan Chase & Co., Zero Coupon Bond,
 3/28/2011, 144A                             IDR         8,972,574,000     681,415
JPMorgan Chase & Co., Zero Coupon Bond,
 3/28/2011, 144A                             IDR         5,376,000,000     408,276
JPMorgan Chase London, Zero Coupon Bond,
 10/21/2010, 144A                            IDR         9,533,078,500     760,185
Rabobank Nederland, Series EMTN,
 13.500%, 1/28/2008, 144A                    ISK           220,000,000   3,334,508
Wachovia Corp., 3.500%, 8/15/2008                              150,000     146,513
Wells Fargo & Co., 6.375%, 8/01/2011                           175,000     183,212
                                                                       -----------
                                                                        22,013,986
                                                                       -----------
BEVERAGES - 0.6%
Cia Brasileira de Bebidas, 8.750%, 9/15/2013                 1,025,000   1,189,000
                                                                       -----------
BUILDING MATERIALS - 0.2%
Masco Corp., 5.850%, 3/15/2017                                 500,000     491,853
                                                                       -----------
CHEMICALS - 1.3%
Lubrizol Corp., 6.500%, 10/01/2034                           1,680,000   1,675,716
Methanex Corp., 6.000%, 8/15/2015                              980,000     938,329
                                                                       -----------
                                                                         2,614,045
                                                                       -----------

                                                 PRINCIPAL AMOUNT (++)   VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - 1.8%
Commonwealth Edison Co.,
 4.700%, 4/15/2015                                    $        555,000 $   507,882
Commonwealth Edison Co.,
 4.750%, 12/01/2011(b)                                          61,000      59,234
Commonwealth Edison Co.,
 5.875%, 2/01/2033                                           1,180,000   1,094,960
Dominion Resources, Inc., 5.950%, 6/15/2035                    385,000     374,155
Empresa Nacional de Electricidad SA
 (Endesa-Chile), 7.875%, 2/01/2027                           1,000,000   1,133,586
MidAmerican Energy Holdings Co.,
 6.125%, 4/01/2036                                             445,000     444,038
                                                                       -----------
                                                                         3,613,855
                                                                       -----------
ENTERTAINMENT - 1.6%
Time Warner, Inc., 6.500%, 11/15/2036                          120,000     119,660
Time Warner, Inc., 6.625%, 5/15/2029                           870,000     880,436
Time Warner, Inc., 6.950%, 1/15/2028                           375,000     392,679
Time Warner, Inc., 7.625%, 4/15/2031                           245,000     275,337
Time Warner, Inc., 7.700%, 5/01/2032                           160,000     181,398
Viacom, Inc., Class B, 6.875%, 4/30/2036                     1,325,000   1,335,579
                                                                       -----------
                                                                         3,185,089
                                                                       -----------
FINANCIAL OTHER - 0.3%
Petrozuata Finance, Inc.,
 8.220%, 4/01/2017, 144A                                       490,000     492,450
                                                                       -----------
FOREIGN LOCAL GOVERNMENTS - 9.8%
Province of Alberta, 5.000%, 12/16/2008      CAD             2,000,000   1,756,864
Province of Alberta, 5.930%, 9/16/2016       CAD               469,472     436,412
Province of British Columbia,
 6.000%, 6/09/2008                           CAD             3,775,000   3,338,709
Province of British Columbia,
 6.250%, 12/01/2009                          CAD               290,000     264,589
Province of Manitoba, 5.750%, 6/02/2008      CAD             5,575,000   4,915,272
Province of Ontario, 3.875%, 3/08/2008       CAD             6,800,000   5,868,203
Province of Ontario, 5.700%, 12/01/2008      CAD             3,390,000   3,009,333
                                                                       -----------
                                                                        19,589,382
                                                                       -----------
GOVERNMENT OWNED-NO GUARANTEE - 0.3%
Pemex Project Funding Master Trust,
 8.625%, 2/01/2022                                             500,000     622,500
                                                                       -----------
HEALTHCARE - 0.6%
HCA, Inc., 5.750%, 3/15/2014                                 1,000,000     853,750
HCA, Inc., 6.250%, 2/15/2013(c)                                150,000     136,313
HCA, Inc., 7.050%, 12/01/2027                                  100,000      79,328
HCA, Inc., 7.750%, 7/15/2036                                   250,000     211,818
                                                                       -----------
                                                                         1,281,209
                                                                       -----------
HOME CONSTRUCTION - 4.7%
Centex Corp., 5.250%, 6/15/2015(c)                             380,000     346,756
Lennar Corp., Series B, 5.600%, 5/31/2015                    1,250,000   1,175,761
Lennar Corp., Series B, 6.500%, 4/15/2016(c)                   770,000     757,116
Pulte Homes, Inc., 5.200%, 2/15/2015(c)                      1,265,000   1,168,770
Pulte Homes, Inc., 6.000%, 2/15/2035(c)                      3,340,000   2,979,106
Pulte Homes, Inc., 6.375%, 5/15/2033                         1,455,000   1,352,215

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                   PRINCIPAL AMOUNT (++)  VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

HOME CONSTRUCTION - CONTINUED
Toll Brothers Finance Corp.,
 5.150%, 5/15/2015(c)                                   $      1,725,000 $1,559,590
                                                                         ----------
                                                                          9,339,314
                                                                         ----------
INDEPENDENT ENERGY - 2.3%
Anadarko Petroleum Corp., 5.950%, 9/15/2016                    1,365,000  1,367,875
Anadarko Petroleum Corp., 6.450%, 9/15/2036                    1,215,000  1,202,299
Apache Corp., 6.000%, 1/15/2037                                1,940,000  1,931,840
XTO Energy, Inc., 6.100%, 4/01/2036                               65,000     62,942
                                                                         ----------
                                                                          4,564,956
                                                                         ----------
INTEGRATED ENERGY - 0.2%
Cerro Negro Finance Ltd.,
 7.900%, 12/01/2020, 144A                                        480,000    480,000
                                                                         ----------
LOCAL AUTHORITIES - 0.6%
Michigan Tobacco Settlement Finance Authority,
 7.309%, 6/01/2034                                             1,110,000  1,145,864
                                                                         ----------
MEDIA CABLE - 2.2%
Comcast Corp., 5.650%, 6/15/2035                               1,980,000  1,793,943
Comcast Corp., 6.450%, 3/15/2037                               1,265,000  1,266,442
Comcast Corp., 6.500%, 11/15/2035                              1,420,000  1,430,758
                                                                         ----------
                                                                          4,491,143
                                                                         ----------
MEDIA NON-CABLE - 1.6%
Clear Channel Communications, Inc.,
 5.750%, 1/15/2013                                               250,000    234,418
News America, Inc., 6.200%, 12/15/2034                           950,000    921,453
News America, Inc., 6.400%, 12/15/2035                         1,980,000  1,969,456
                                                                         ----------
                                                                          3,125,327
                                                                         ----------
METALS & MINING - 0.1%
Teck Cominco Ltd., 7.000%, 9/15/2012                             100,000    107,416
                                                                         ----------
MORTGAGE RELATED - 0.3%
CS First Boston Mortgage Securities Corp.,
 Series 2005-7, Class 3A1, 5.000%, 8/25/2020                     399,770    397,804
Federal National Mortgage Association,
 5.000%, 2/01/2018                                               140,305    138,798
Federal National Mortgage Association,
 5.500%, 9/01/2016                                               104,176    104,779
Federal National Mortgage Association,
 6.000%, 10/01/2028                                               30,756     31,224
Federal National Mortgage Association,
 6.500%, 2/01/2011                                                 8,262      8,399
                                                                         ----------
                                                                            681,004
                                                                         ----------
NON-CAPTIVE CONSUMER - 0.3%
SLM Corp., 6.500%, 6/15/2010                   NZD               970,000    667,623
                                                                         ----------
NON-CAPTIVE DIVERSIFIED - 1.9%
CIT Group, Inc., 6.000%, 4/01/2036                               925,000    896,602
GMAC Australia, 6.500%, 8/10/2007              AUD               450,000    357,938
GMAC LLC, 5.625%, 5/15/2009                                    2,500,000  2,454,640
                                                                         ----------
                                                                          3,709,180
                                                                         ----------

                                                 PRINCIPAL AMOUNT (++)  VALUE (+)
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NON-CAPTIVE FINANCE - 2.0%
General Electric Capital Corp.,
 6.500%, 9/28/2015                           NZD      $      5,535,000 $3,706,617
General Electric Capital Corp., Series EMTN,
 6.750%, 9/26/2016                           NZD               400,000    275,488
                                                                       ----------
                                                                        3,982,105
                                                                       ----------
OIL FIELD SERVICES - 0.2%
Petrobras Energia SA, Series I,
 8.125%, 7/15/2010, 144A                                       332,000    349,430
Weatherford International Ltd.,
 6.500%, 8/01/2036                                              60,000     59,993
                                                                       ----------
                                                                          409,423
                                                                       ----------
PAPER - 1.4%
Georgia-Pacific Corp., (Timber Group),
 7.250%, 6/01/2028                                           1,500,000  1,432,500
International Paper Co., 4.000%, 4/01/2010                     500,000    482,893
International Paper Co., 4.250%, 1/15/2009                   1,000,000    981,410
                                                                       ----------
                                                                        2,896,803
                                                                       ----------
PIPELINES - 1.1%
DCP Midstream LP,
 6.450%, 11/03/2036, 144A                                      635,000    645,860
El Paso Corp., 6.375%, 2/01/2009                               125,000    127,031
El Paso Corp., 6.750%, 5/15/2009(c)                            250,000    255,938
El Paso Corp., 6.950%, 6/01/2028(c)                            350,000    359,625
Southern Natural Gas Co.,
 5.900%, 4/01/2017, 144A                                       810,000    809,994
                                                                       ----------
                                                                        2,198,448
                                                                       ----------
PROPERTY & CASUALTY INSURANCE - 1.4%
Allstate Corp., 5.950%, 4/01/2036                              470,000    468,694
Marsh & McLennan Cos., Inc.,
 5.375%, 7/15/2014                                              65,000     63,618
Marsh & McLennan Cos., Inc.,
 5.750%, 9/15/2015                                              40,000     39,735
Marsh & McLennan Cos., Inc.,
 5.875%, 8/01/2033(c)                                        2,260,000  2,064,282
Progressive Corp., 7.000%, 10/01/2013                          150,000    163,583
                                                                       ----------
                                                                        2,799,912
                                                                       ----------
RAILROADS - 0.5%
Canadian Pacific Railway Ltd.,
 4.900%, 6/15/2010, 144A                     CAD             1,000,000    878,510
Missouri Pacific Railroad Co.,
 5.000%, 1/01/2045                                             190,000    158,368
                                                                       ----------
                                                                        1,036,878
                                                                       ----------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Colonial Realty LP, 4.800%, 4/01/2011                        1,840,000  1,795,638
Colonial Realty LP, 5.500%, 10/01/2015                         290,000    284,787
Highwoods Properties, Inc.,
 7.500%, 4/15/2018                                           1,075,000  1,207,244
                                                                       ----------
                                                                        3,287,669
                                                                       ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                    PRINCIPAL AMOUNT (++)       VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

RETAILERS - 1.2%
Federated Retail Holdings, Inc.,
 6.375%, 3/15/2037                                       $      2,275,000     $ 2,211,279
Target Corp., 5.875%, 3/01/2012                                   150,000         155,025
                                                                              -----------
                                                                                2,366,304
                                                                              -----------
SOVEREIGNS - 3.7%
Mexican Fixed Rate Bonds, Series M-20,
 8.000%, 12/07/2023                             MXN               140,000(++)   1,312,201
Mexican Fixed Rate Bonds, Series MI-10,
 9.000%, 12/20/2012                             MXN               460,000(++)   4,458,207
Republic of South Africa, 13.000%, 8/31/2010    ZAR            10,135,000       1,592,373
                                                                              -----------
                                                                                7,362,781
                                                                              -----------
SUPRANATIONAL - 5.9%
European Investment Bank,
 4.600%, 1/30/2037, 144A                        CAD             1,900,000       1,643,628
Inter-American Development Bank, Series
 EMTN, Zero Coupon Bond, 5/11/2009              BRL             9,000,000       3,328,641
Inter-American Development Bank, Series
 EMTN, 6.000%, 12/15/2017                       NZD            10,200,000       6,769,052
                                                                              -----------
                                                                               11,741,321
                                                                              -----------
TECHNOLOGY - 2.6%
Avnet, Inc., 6.000%, 9/01/2015                                  1,970,000       1,953,235
Avnet, Inc., 6.625%, 9/15/2016                                    270,000         278,684
Corning, Inc., 7.250%, 8/15/2036                                1,565,000       1,649,713
Hewlett-Packard Co., 3.625%, 3/15/2008                            150,000         147,679
Intuit, Inc., 5.750%, 3/15/2017                                   635,000         626,470
Samsung Electronics Co. Ltd.,
 7.700%, 10/01/2027, 144A                                         500,000         530,957
                                                                              -----------
                                                                                5,186,738
                                                                              -----------
TEXTILE - 0.5%
Kellwood Co., 7.625%, 10/15/2017                                1,000,000         925,495
                                                                              -----------
TRANSPORTATION SERVICES - 1.9%
APL Ltd., 8.000%, 1/15/2024(b)                                    100,000          92,889
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)                 3,429,237       3,772,161
                                                                              -----------
                                                                                3,865,050
                                                                              -----------
TREASURIES - 15.0%
Canadian Government, 4.000%, 6/01/2016          CAD             1,000,000         858,207
Canadian Government, 4.250%, 9/01/2008          CAD            10,470,000       9,092,440
Canadian Government, 4.500%, 9/01/2007          CAD             4,070,000       3,527,662
Canadian Government, Series WH31,
 6.000%, 6/01/2008                              CAD             2,050,000       1,813,429
U.S. Treasury Bonds, 5.375%, 2/15/2031(c)                      13,915,000      14,834,698
                                                                              -----------
                                                                               30,126,436
                                                                              -----------
WIRELESS - 1.9%
America Movil SA de CV, 4.125%, 3/01/2009                         500,000         490,264
Motorola, Inc., 5.220%, 10/01/2097                              1,000,000         773,769
Nextel Communications, Inc., Series E,
 6.875%, 10/31/2013                                               140,000         143,425
Nextel Communications, Inc., Series F,
 5.950%, 3/15/2014                                                470,000         462,390

                                                    PRINCIPAL AMOUNT (++)    VALUE (+)
--------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELESS - CONTINUED
Sprint Capital Corp., 6.875%, 11/15/2028                 $        204,000 $    203,161
Sprint Nextel Corp., 6.000%, 12/01/2016                           366,000      360,183
Vodafone Group PLC, 6.150%, 2/27/2037                           1,500,000    1,448,071
                                                                          ------------
                                                                             3,881,263
                                                                          ------------
WIRELINES - 6.9%
AT&T Corp., 6.500%, 3/15/2029(c)                                1,310,000    1,288,752
AT&T, Inc., 6.150%, 9/15/2034                                     545,000      536,391
BellSouth Corp., 6.000%, 11/15/2034(c)                          1,875,000    1,806,169
GTE Corp., 6.940%, 4/15/2028                                       50,000       52,732
New England Telephone & Telegraph,
 7.875%, 11/15/2029                                               570,000      640,824
Qwest Capital Funding, Inc.,
 6.500%, 11/15/2018                                               500,000      470,625
Telefonica Emisiones SAU, 7.045%, 6/20/2036                     4,075,000    4,351,643
Verizon Communications, 5.850%, 9/15/2035                       3,715,000    3,513,190
Verizon Maryland, Inc., 5.125%, 6/15/2033                         290,000      241,978
Verizon New York, Inc., Series B,
 7.375%, 4/01/2032                                                965,000    1,020,301
                                                                          ------------
                                                                            13,922,605
                                                                          ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $178,796,115)                                            186,817,510
                                                                          ------------

CONVERTIBLE BONDS - 3.7%

BANKING - 1.5%
Wells Fargo & Co., 5.110%, 5/01/2033(c)(d)                      2,960,000    2,952,718
                                                                          ------------
INDEPENDENT ENERGY - 0.5%
Devon Energy Corp., 4.900%, 8/15/2008                             200,000      278,750
Devon Energy Corp., 4.950%, 8/15/2008(c)                          500,000      696,875
                                                                          ------------
                                                                               975,625
                                                                          ------------
PHARMACEUTICALS - 1.4%
Bristol-Myers Squibb Co.,
 4.855%, 9/15/2023(d)                                           2,800,000    2,821,000
Watson Pharmaceuticals, Inc.,
 1.750%, 3/15/2023                                                125,000      116,562
                                                                          ------------
                                                                             2,937,562
                                                                          ------------
TECHNOLOGY - 0.3%
Avnet, Inc., 2.000%, 3/15/2034(c)                                 430,000      513,313
Maxtor Corp., 5.750%, 3/01/2012(b)                                 59,000       55,460
Richardson Electric Ltd., 7.750%, 12/15/2011                       44,000       43,670
                                                                          ------------
                                                                               612,443
                                                                          ------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc.,
 6.500%, 5/01/2011(f)                                             129,000           --
                                                                          ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $7,125,217)                                                7,478,348
                                                                          ------------

TOTAL BONDS AND NOTES
 (Identified Cost $185,921,332)                                            194,295,858
                                                                          ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                                         SHARES     VALUE (+)
---------------------------------------------------------------------------------------------

PREFERRED STOCKS - 1.0%

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%

ELECTRIC - 0.2%
Connecticut Light & Power Co., 2.200%                                       263 $       9,994
MDU Resources Group, Inc., 5.100%                                           360        35,977
Public Service Electric & Gas Co., 4.080%(c)                                400        32,500
San Diego Gas & Electric Co., 4.500%                                        100         1,770
Union Electric Co., 4.500%(c)                                             3,160       271,286
                                                                                -------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $226,957)                                                           351,527
                                                                                -------------

CONVERTIBLE PREFERRED STOCKS - 0.8%

CONSUMER PRODUCTS - 0.8%
Newell Financial Trust I, 5.250%, 12/01/2027
 (Identified Cost $1,294,828)                                            33,050     1,615,319
                                                                                -------------

TOTAL PREFERRED STOCKS
 (Identified Cost $1,521,785)                                                       1,966,846
                                                                                -------------

                                                          PRINCIPAL AMOUNT (++)
---------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 14.2%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to be
repurchased at $2,222,787 on 4/2/07 collateralized by
$2,290,000 U.S. Treasury Bill, 4.890% due 5/31/07 with
a value of $2,269,963, including accrued interest
(Note 2h of Notes to Financial Statements)                     $      2,222,000     2,222,000
                                                                                -------------

                                                                         SHARES
---------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(g)                     26,380,864    26,380,864
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $28,602,864)                                                     28,602,864
                                                                                -------------

TOTAL INVESTMENTS - 112.1%
 (Identified Cost $216,045,981)(a)                                                224,865,568
 Other assets less liabilities--(12.1)%                                          (24,305,689)
                                                                                -------------

TOTAL NET ASSETS - 100%                                                         $ 200,559,879
                                                                                -------------

(++)Principal amount stated in U.S. dollars unless otherwise noted.
(+)See Note 2a of Notes to Financial Statements.
(++)Amount shown represents units. One unit represents a principal amount of
    100.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities are not included for tax purposes.):
   At March 31, 2007, the net unrealized appreciation on investments based on cost of $216,942,373 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all
   investments in which there is an excess of value over
   tax cost                                                                                                         $ 10,563,321
   Aggregate gross unrealized depreciation for all
   investments in which there is an excess of tax cost
   over value                                                                                                        (2,640,126)
                                                                                                                    ------------
   Net unrealized appreciation                                                                                      $  7,923,195
                                                                                                                    ------------

(b)Illiquid security.
(c)All or a portion of this security was on loan at March 31, 2007.
(d)Variable rate security. Rate as of March 31, 2007 is disclosed.
(e)Non-income producing security.
(f)Non-income producing security due to default or bankruptcy filing.
(g)Represents investments of security lending collateral.

144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $29,370,545 or 14.64% of total net assets.
    Key to Abbreviations:AUD: Australian Dollar; BRL: Brazilian Real; CAD:
    Canadian Dollar; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit;; NZD: New Zealand Dollar;: THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                        Treasuries                15.0%
                        Banking                   12.5
                        Foreign Local Governments  9.8
                        Wirelines                  6.9
                        Supranational              5.9
                        Home Construction          4.7
                        Sovereign                  3.7
                        Technology                 2.9
                        Independent Energy         2.8
                        Media Cable                2.2
                        Non-Captive Finance        2.0
                        Electric                   2.0
                        Other, less than 2% each  27.5

CURRENCY EXPOSURE AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                         United States Dollar     58.9%
                         Canadian Dollar          18.6
                         New Zealand Dollar        5.7
                         Brazilian Real            4.2
                         Mexican Peso              2.9
                         Thailand Baht             2.0
                         Other, less than 2% each  5.6

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2007 (UNAUDITED)


                                                                                        BOND FUND      FIXED INCOME
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                                 $ 12,114,254,934  $ 503,652,437
Net unrealized appreciation (depreciation)                                               510,049,592     42,780,749
                                                                                    ----------------  -------------
Investments at value                                                                  12,624,304,526    546,433,186
Cash                                                                                       1,829,124         97,684
Foreign currency at value (identified cost $5,550,165, $213,898, $19,335,271, $0,
  $0, $0 and $0)                                                                           5,580,242        213,823
Receivable for Fund shares sold                                                           58,007,617     12,200,000
Receivable for securities sold                                                             4,707,048        476,703
Receivable for forward foreign currency exchange contracts                                        --             --
Dividends and interest receivable                                                        129,986,646      6,583,711
Receivable from investment adviser (Note 4)                                                       --             --
Securities lending income receivable                                                          63,287          3,205
Receivable from broker--variation margin on open futures contracts                                --             --
                                                                                    ----------------  -------------
    TOTAL ASSETS                                                                      12,824,478,490    566,008,312
                                                                                    ----------------  -------------

LIABILITIES
Collateral on securities loaned, at value (Note 2)                                     1,963,652,698     40,481,706
Payable for securities purchased                                                          89,077,034      1,680,504
Payable for Fund shares redeemed                                                           1,871,459             --
Management fees payable (Note 4)                                                           4,833,219        218,696
Administrative fees payable (Note 4)                                                         510,518         25,982
Deferred Trustees' fees (Note 4)                                                             417,250         65,514
Service and distribution fees payable (Note 4)                                                64,018             --
Payable for forward foreign currency exchange contracts                                           --             --
Other accounts payable and accrued expenses                                                  251,112          7,770
                                                                                    ----------------  -------------
    TOTAL LIABILITIES                                                                  2,060,677,308     42,480,172
                                                                                    ----------------  -------------
NET ASSETS                                                                          $ 10,763,801,182  $ 523,528,140
                                                                                    ----------------  -------------
Net Assets consist of:
 Paid-in capital                                                                    $ 10,294,147,694  $ 478,307,352
 Undistributed (Overdistributed) net investment income (loss)                                (63,628)     6,533,166
 Accumulated net realized gain (loss) on investments, futures contracts and foreign
   currency transactions                                                                 (40,824,216)    (4,112,790)
 Net unrealized appreciation (depreciation) on investments, futures contracts and
   foreign currency translations                                                         510,541,332     42,800,412
                                                                                    ----------------  -------------
NET ASSETS                                                                          $ 10,763,801,182  $ 523,528,140
                                                                                    ----------------  -------------

NET ASSET VALUE AND OFFERING PRICE
INSTITUTIONAL CLASS
 Net assets                                                                         $  6,220,871,614  $ 523,528,140
                                                                                    ----------------  -------------
 Shares of beneficial interest                                                           431,987,152     38,024,422
                                                                                    ----------------  -------------
 Net asset value, offering and redemption price per share                           $          14.40  $       13.77
                                                                                    ----------------  -------------
RETAIL CLASS
 Net assets                                                                         $  4,389,841,846  $          --
                                                                                    ----------------  -------------
 Shares of beneficial interest                                                           305,687,922             --
                                                                                    ----------------  -------------
 Net asset value, offering and redemption price per share                           $          14.36  $          --
                                                                                    ----------------  -------------
ADMIN CLASS
 Net assets                                                                         $    153,087,722  $          --
                                                                                    ----------------  -------------
 Shares of beneficial interest                                                            10,680,472             --
                                                                                    ----------------  -------------
 Net asset value, offering and redemption price per share                           $          14.33  $          --
                                                                                    ----------------  -------------
 Value of securities on loan (Note 2)                                               $  1,922,134,327  $  39,702,160
                                                                                    ----------------  -------------

                See accompanying notes to financial statements.

  GLOBAL BOND    INFLATION PROTECTED  INSTITUTIONAL HIGH INTERMEDIATE DURATION  INVESTMENT GRADE
     FUND          SECURITIES FUND       INCOME FUND       FIXED INCOME FUND    FIXED INCOME FUND
--------------------------------------------------------------------------------------------------
$ 1,655,686,246         $ 15,521,231       $ 147,447,545          $ 37,786,211      $ 216,045,981
     20,520,717             (179,719)         17,171,327              (119,710)         8,819,587
--------------------------------------------------------------------------------------------------
  1,676,206,963           15,341,512         164,618,872            37,666,501        224,865,568
            731                  154                 440                   293              3,353

     19,434,844                   --                  --                    --                 --
     13,757,388                   --               1,455                    --                 --
      8,817,709                   --             662,309               584,747            132,155
        832,640                   --                  --                    --                 --
     16,433,075              100,502           1,896,167               345,175          2,566,824
         33,093                8,747                  --                 5,950                 --
         16,910                   54               1,852                   135                691
         31,250                   --                  --                    --                 --
--------------------------------------------------------------------------------------------------
  1,735,564,603           15,450,969         167,181,095            38,602,801        227,568,591
--------------------------------------------------------------------------------------------------

    145,591,744            3,135,981           8,739,984             2,643,720         26,380,864
     65,826,302                   --                  --               708,192            496,162
             --               13,275               3,263                    --                 --
        706,347                2,566              79,699                 7,542             68,124
         72,648                  588               7,605                 1,771              9,960
        114,709               26,463              36,388                29,305             42,883
          9,796                   --                  --                    --                 --
        938,372                   --                  --                    --                 --
         66,719               11,015               8,775                 9,096             10,719
--------------------------------------------------------------------------------------------------
    213,326,637            3,189,888           8,875,714             3,399,626         27,008,712
--------------------------------------------------------------------------------------------------
$ 1,522,237,966         $ 12,261,081       $ 158,305,381          $ 35,203,175      $ 200,559,879
--------------------------------------------------------------------------------------------------
$ 1,495,094,279         $ 12,715,886       $ 137,844,237          $ 35,988,443      $ 193,744,892
     12,649,493              (11,131)          2,082,046               (43,313)          (228,869)
     (6,426,988)            (264,039)          1,203,796              (622,245)        (1,793,603)

     20,921,182             (179,635)         17,175,302              (119,710)         8,837,459
--------------------------------------------------------------------------------------------------
$ 1,522,237,966         $ 12,261,081       $ 158,305,381          $ 35,203,175      $ 200,559,879
--------------------------------------------------------------------------------------------------

$   810,034,861         $ 12,261,081       $ 158,305,381          $ 35,203,175      $ 200,559,879
--------------------------------------------------------------------------------------------------
     51,843,585            1,183,599          19,192,263             3,693,887         15,973,097
--------------------------------------------------------------------------------------------------
$         15.62         $      10.36       $        8.25          $       9.53      $       12.56
--------------------------------------------------------------------------------------------------
$   712,203,105         $         --       $          --          $         --      $          --
--------------------------------------------------------------------------------------------------
     45,975,009                   --                  --                    --                 --
--------------------------------------------------------------------------------------------------
$         15.49         $         --       $          --          $         --      $          --
--------------------------------------------------------------------------------------------------
$                       $         --       $          --          $         --      $          --
--------------------------------------------------------------------------------------------------
                                  --                  --                    --                 --
--------------------------------------------------------------------------------------------------
$                       $         --       $          --          $         --      $          --
--------------------------------------------------------------------------------------------------
$   142,729,781         $  3,070,253       $   8,580,295          $  2,585,706      $  25,777,080
--------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)



                                                                                           BOND FUND       FIXED INCOME
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                               $    6,515,290    $     297,847
Interest                                                                                   273,776,934       15,228,405
Securities lending income (Note 2)                                                             430,163           18,228
Less net foreign taxes withheld                                                               (214,186)         (12,021)
                                                                                        --------------    -------------
                                                                                           280,508,201       15,532,459
                                                                                        --------------    -------------

EXPENSES
Management fees (Note 4)                                                                    23,524,788        1,190,039
Distribution fees--Retail Class (Note 4)                                                     4,018,871               --
Service and distribution fees--Admin Class (Note 4)                                            320,407               --
Trustees' fees and expenses (Note 4)                                                           151,989           15,342
Administrative fees (Note 4)                                                                 2,505,610          135,514
Custodian fees and expenses                                                                    354,255           29,086
Transfer agent fees and expenses--Institutional Class                                        1,387,468            1,045
Transfer agent fees and expenses--Retail Class                                               1,566,476               --
Transfer agent fees and expenses--Admin Class                                                   75,072               --
Audit and tax services fees                                                                     19,380           19,148
Registration fees                                                                              292,074           15,320
Shareholder reporting expenses                                                                 368,981            2,419
Legal fees                                                                                     131,351            6,729
Expense recapture--Retail Class (Note 4)                                                       138,933               --
Expense recapture--Admin Class (Note 4)                                                          5,920               --
Miscellaneous expenses                                                                         124,225           11,541
                                                                                        --------------    -------------
Total expenses                                                                              34,985,800        1,426,183
Less reimbursement (Note 4)                                                                         --               --
                                                                                        --------------    -------------
Net expenses                                                                                34,985,800        1,426,183
                                                                                        --------------    -------------
Net investment income                                                                      245,522,401       14,106,276
                                                                                        --------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY TRANSACTIONS
REALIZED GAIN (LOSS) ON:
Investments--net                                                                            52,318,803        5,212,689
Futures contracts                                                                                   --               --
Foreign currency transactions--net                                                            (420,257)          18,512

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments--net                                                                           101,822,913        7,035,156
Futures contracts                                                                                   --               --
Foreign currency translations--net                                                             442,012           14,406
                                                                                        --------------    -------------
Net realized and unrealized gain on investments, futures contracts and foreign currency
  transactions                                                                             154,163,471       12,280,763
                                                                                        --------------    -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  399,685,872    $  26,387,039
                                                                                        --------------    -------------

                See accompanying notes to financial statements.

                    INFLATION     INSTITUTIONAL   INTERMEDIATE    INVESTMENT
   GLOBAL BOND      PROTECTED      HIGH INCOME   DURATION FIXED   GRADE FIXED
      FUND       SECURITIES FUND      FUND        INCOME FUND     INCOME FUND
  ----------------------------------------------------------------------------
  $          --       $       --  $     283,744    $         --  $     67,557
     28,900,087          110,945      5,299,737       1,026,574     5,468,967
         61,339              370         11,139             773         6,266
        (21,594)              --         (2,046)             --            --
  ----------------------------------------------------------------------------
     28,939,832          111,315      5,592,574       1,027,347     5,542,790
  ----------------------------------------------------------------------------

      3,796,929           13,357        453,567          49,852       372,009
        762,237               --             --              --            --
             --               --             --              --            --
         30,718            6,280          9,225           6,982         9,872
        375,414            3,039         43,040          11,375        52,931
         94,190            8,597         14,125           9,555        16,262
         51,484            3,208          3,562           1,105           784
        372,853               --             --              --            --
             --               --             --              --            --
         19,898           18,505         17,866          17,783        17,987
         63,003           15,057         17,321          13,953        14,390
         48,858            1,671          3,182           1,991         1,779
         17,619              143          2,294             646         2,670
             --               --             --              --            --
             --               --             --              --            --
         30,793            2,235          4,596           2,874         5,871
  ----------------------------------------------------------------------------
      5,663,996           72,092        568,778         116,116       494,555
       (155,723)         (50,721)        (1,820)        (36,353)           --
  ----------------------------------------------------------------------------
      5,508,273           21,371        566,958          79,763       494,555
  ----------------------------------------------------------------------------
     23,431,559           89,944      5,025,616         947,584     5,048,235
  ----------------------------------------------------------------------------

      4,565,233          (13,286)     5,779,824         (12,516)       60,165
        (98,340)              --             --              --            --
        981,890               61         29,251              --        (1,177)

     25,209,329          104,747        919,122         184,645     1,828,017
        211,469               --             --              --            --
     (1,313,362)              92          2,119              --        15,574
  ----------------------------------------------------------------------------

     29,556,219           91,614      6,730,316         172,129     1,902,579
  ----------------------------------------------------------------------------

  $  52,987,778       $  181,558  $  11,755,932    $  1,119,713  $  6,950,814
  ----------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

BOND FUND


                                                                                            SIX MONTHS
                                                                                              ENDED
                                                                                          MARCH 31, 2007      YEAR ENDED
                                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                    $   245,522,401    $  268,940,792
Net realized gain on investments and foreign currency transactions                            51,898,546        18,549,694
Net change in unrealized appreciation (depreciation) on investments and foreign currency
 translations                                                                                102,264,925       190,951,916
                                                                                         ---------------  ------------------
Increase in net assets resulting from operations                                             399,685,872       478,442,402
                                                                                         ---------------  ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                         (162,460,771)     (242,336,221)
Retail Class                                                                                 (96,810,760)      (82,817,491)
Admin Class                                                                                   (3,543,618)       (4,947,996)
CAPITAL GAINS:
Institutional Class                                                                                   --                --
Retail Class                                                                                          --                --
Admin Class                                                                                           --                --
                                                                                         ---------------  ------------------
Total distributions                                                                         (262,815,149)     (330,101,708)
                                                                                         ---------------  ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)                   3,544,393,606     2,857,652,889
                                                                                         ---------------  ------------------
REDEMPTION FEES
Institutional Class                                                                              212,783           396,422
Retail Class                                                                                     124,028           142,390
Admin Class                                                                                        4,997             8,867
                                                                                         ---------------  ------------------
Total increase in net assets                                                               3,681,606,137     3,006,541,262
NET ASSETS
Beginning of period                                                                        7,082,195,045     4,075,653,783
                                                                                         ---------------  ------------------
End of period                                                                            $10,763,801,182    $7,082,195,045
                                                                                         ---------------  ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                             $       (63,628)   $   17,229,120
                                                                                         ---------------  ------------------

FIXED INCOME

                                                                                           SIX MONTHS
                                                                                             ENDED
                                                                                         MARCH 31, 2007     YEAR ENDED
                                                                                          (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                     $ 14,106,276     $ 24,154,406
Net realized gain on investments and foreign currency transactions                           5,231,201        5,769,942
Net change in unrealized appreciation (depreciation) on investments and foreign currency
 translations                                                                                7,049,562        5,961,265
                                                                                         -------------- ------------------
Increase in net assets resulting from operations                                            26,387,039       35,885,613
                                                                                         -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                        (30,011,559)     (33,031,701)
CAPITAL GAINS:
Institutional Class                                                                                 --               --
                                                                                         -------------- ------------------
Total distributions                                                                        (30,011,559)     (33,031,701)
                                                                                         -------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)                    71,141,394        8,605,294
                                                                                         -------------- ------------------
Total increase in net assets                                                                67,516,874       11,459,206
NET ASSETS
Beginning of period                                                                        456,011,266      444,552,060
                                                                                         -------------- ------------------
End of period                                                                             $523,528,140     $456,011,266
                                                                                         -------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                                       $  6,533,166     $ 22,438,449
                                                                                         -------------- ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL BOND FUND



                                                                                               SIX MONTHS
                                                                                                 ENDED
                                                                                             MARCH 31, 2007      YEAR ENDED
                                                                                              (UNAUDITED)    SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                        $   23,431,559    $   33,456,607
Net realized gain (loss) on investments, futures contracts and foreign currency transactions      5,448,783       (11,683,358)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and
 foreign currency translations                                                                   24,107,436        19,311,837
                                                                                             --------------  ------------------
Increase in net assets resulting from operations                                                 52,987,778        41,085,086
                                                                                             --------------  ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                             (19,919,154)      (22,779,969)
Retail Class                                                                                    (15,789,585)      (22,148,980)
CAPITAL GAINS:
Institutional Class                                                                                      --        (2,587,016)
Retail Class                                                                                             --        (2,698,275)
                                                                                             --------------  ------------------
Total distributions                                                                             (35,708,739)      (50,214,240)
                                                                                             --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)             320,209,738       (59,590,823)
                                                                                             --------------  ------------------
REDEMPTION FEES
Institutional Class                                                                                  32,856           106,778
Retail Class                                                                                         28,274            99,149
                                                                                             --------------  ------------------
Total increase (decrease) in net assets                                                         337,549,907       (68,514,050)
NET ASSETS
Beginning of period                                                                           1,184,688,059     1,253,202,109
                                                                                             --------------  ------------------
End of period                                                                                $1,522,237,966    $1,184,688,059
                                                                                             --------------  ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                                          $   12,649,493    $   24,926,673
                                                                                             --------------  ------------------

INFLATION PROTECTED SECURITIES FUND

                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                    MARCH 31, 2007     YEAR ENDED
                                                                                     (UNAUDITED)   SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                $    89,944       $  455,464
Net realized loss on investments and foreign currency transactions                       (13,225)         (80,446)
Net change in net unrealized appreciation (depreciation) on investments and foreign
 currency translations                                                                   104,839         (256,041)
                                                                                    -------------- ------------------
Increase in net assets resulting from operations                                         181,558          118,977
                                                                                    -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                     (102,902)        (542,456)
CAPITAL GAINS:
Institutional Class                                                                           --          (46,504)
                                                                                    -------------- ------------------
Total distributions                                                                     (102,902)        (588,960)
                                                                                    -------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)               3,129,864          224,383
                                                                                    -------------- ------------------
Total increase (decrease) in net assets                                                3,208,520         (245,600)
NET ASSETS
Beginning of period                                                                    9,052,561        9,298,161
                                                                                    -------------- ------------------
End of period                                                                        $12,261,081       $9,052,561
                                                                                    -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                         $   (11,131)      $    1,827
                                                                                    -------------- ------------------

                See accompanying notes to financial statements.

INSTITUTIONAL HIGH INCOME FUND


                                                                                           SIX MONTHS
                                                                                             ENDED
                                                                                         MARCH 31, 2007     YEAR ENDED
                                                                                          (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                     $  5,025,616     $  8,248,671
Net realized gain on investments and foreign currency transactions                           5,809,075        3,787,950
Net change in unrealized appreciation (depreciation) on investments and foreign currency
 translations                                                                                  921,241        1,882,136
                                                                                         -------------- ------------------
Increase in net assets resulting from operations                                            11,755,932       13,918,757
                                                                                         -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                         (9,165,373)      (7,577,634)
CAPITAL GAINS:
Institutional Class                                                                                 --               --
                                                                                         -------------- ------------------
Total distributions                                                                         (9,165,373)      (7,577,634)
                                                                                         -------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)                    14,397,056       24,443,690
                                                                                         -------------- ------------------
Total increase in net assets                                                                16,987,615       30,784,813
NET ASSETS
Beginning of period                                                                        141,317,766      110,532,953
                                                                                         -------------- ------------------
End of period                                                                             $158,305,381     $141,317,766
                                                                                         -------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                                       $  2,082,046     $  6,221,803
                                                                                         -------------- ------------------

INTERMEDIATE DURATION FIXED INCOME FUND

                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                    MARCH 31, 2007     YEAR ENDED
                                                                                     (UNAUDITED)   SEPTEMBER 30, 2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                $   947,584      $ 1,845,000
Net realized loss on investments                                                         (12,516)        (187,125)
Net change in net unrealized appreciation (depreciation) on investments                  184,645         (140,970)
                                                                                    -------------- ------------------
Increase in net assets resulting from operations                                       1,119,713        1,516,905
                                                                                    -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                   (1,003,718)      (1,971,781)
CAPITAL GAINS:
Institutional Class                                                                           --               --
                                                                                    -------------- ------------------
Total distributions                                                                   (1,003,718)      (1,971,781)
                                                                                    -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)   (6,763,998)       1,677,966
                                                                                    -------------- ------------------
Total increase (decrease) in net assets                                               (6,648,003)       1,223,090
NET ASSETS
Beginning of period                                                                   41,851,178       40,628,088
                                                                                    -------------- ------------------
End of period                                                                        $35,203,175      $41,851,178
                                                                                    -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                         $   (43,313)     $    12,821
                                                                                    -------------- ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INVESTMENT GRADE FIXED INCOME FUND


                                                                                           SIX MONTHS
                                                                                             ENDED
                                                                                         MARCH 31, 2007     YEAR ENDED
                                                                                          (UNAUDITED)   SEPTEMBER 30, 2006
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                     $  5,048,235     $  8,568,179
Net realized gain on investments and foreign currency transactions                              58,988        2,071,473
Net change in unrealized appreciation (depreciation) on investments and foreign currency
 translations                                                                                1,843,591        1,009,294
                                                                                         -------------- ------------------
Increase in net assets resulting from operations                                             6,950,814       11,648,946
                                                                                         -------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                                         (7,847,043)     (13,102,305)
CAPITAL GAINS:
Institutional Class                                                                                 --       (7,899,080)
                                                                                         -------------- ------------------
Total distributions                                                                         (7,847,043)     (21,001,385)
                                                                                         -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 7)         27,906,799       (3,846,894)
                                                                                         -------------- ------------------
Total increase (decrease) in net assets                                                     27,010,570      (13,199,333)
NET ASSETS
Beginning of period                                                                        173,549,309      186,748,642
                                                                                         -------------- ------------------
End of period                                                                             $200,559,879     $173,549,309
                                                                                         -------------- ------------------
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)                              $   (228,869)    $  2,569,939
                                                                                         -------------- ------------------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                           INCOME (LOSS) FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                           -----------------------------------------  ------------------------------------------
               Net asset                                                Dividends    Distributions
                value,        Net        Net realized   Total from         from        from net
               beginning   investment   and unrealized  investment    net investment   realized        Total
             of the period income(c)     gain (loss)    operations        income     capital gains distributions
----------------------------------------------------------------------------------------------------------------
BOND FUND

INSTITUTIONAL CLASS
3/31/2007(g)    $14.13       $0.41          $ 0.27        $0.68           $(0.41)         $--         $(0.41)
9/30/2006        13.81        0.72            0.47         1.19            (0.87)          --          (0.87)
9/30/2005        13.46        0.67            0.57         1.24            (0.89)          --          (0.89)
9/30/2004        12.66        0.72            0.82         1.54            (0.74)          --          (0.74)
9/30/2003        10.33        0.78            2.34         3.12            (0.79)          --          (0.79)
9/30/2002+       10.39        0.82           (0.06)        0.76            (0.82)          --          (0.82)

RETAIL CLASS
3/31/2007(g)    $14.10       $0.39          $ 0.26        $0.65           $(0.39)         $--         $(0.39)
9/30/2006        13.78        0.69            0.47         1.16            (0.84)          --          (0.84)
9/30/2005        13.44        0.64            0.57         1.21            (0.87)          --          (0.87)
9/30/2004        12.65        0.69            0.82         1.51            (0.72)          --          (0.72)
9/30/2003        10.33        0.75            2.34         3.09            (0.77)          --          (0.77)
9/30/2002+       10.39        0.79           (0.05)        0.74            (0.80)          --          (0.80)

ADMIN CLASS
3/31/2007(g)    $14.07       $0.37          $ 0.27        $0.64           $(0.38)         $--         $(0.38)
9/30/2006        13.75        0.65            0.48         1.13            (0.81)          --          (0.81)
9/30/2005        13.42        0.60            0.56         1.16            (0.83)          --          (0.83)
9/30/2004        12.64        0.65            0.82         1.47            (0.69)          --          (0.69)
9/30/2003        10.32        0.72            2.34         3.06            (0.74)          --          (0.74)
9/30/2002+       10.38        0.76           (0.05)        0.71            (0.77)          --          (0.77)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, if any, the Fund's ratio of operating expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Amount rounds to less than $0.01 per share, if applicable.
(e) Includes expense recapture of 0.03%. See Note 4.
(f) Computed on an annualized basis for periods less than one year.
(g) For the six months ended March 31, 2007 (Unaudited).
(h) Includes expense recapture of 0.01% and 0.01% for the Retail Class and Admin Class, respectively. See Note 4.
+ As required October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share to the Institutional, Retail and Admin Classes per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Institutional, Retail and Admin Classes decreased from 7.77% to 7.76%, 7.53% to 7.51%, 7.24% to 7.22%, respectively, on an annualized basis.

                See accompanying notes to financial statements.

                                           RATIOS TO AVERAGE NET ASSETS
                                         ----------------------------------
           Net asset         Net assets,                          Net
             value,   Total    end of      Net      Gross     investment   Portfolio
Redemption   end of   return   period    expenses  expenses  income (loss) turnover
fees/(d)/  the period  %(a)    (000's)   %(b)(f)     %(f)        %(f)       rate %
------------------------------------------------------------------------------------

  $0.00      $14.40     4.9  $6,220,872    0.67      0.67        5.68          9
   0.00       14.13     9.0   4,742,622    0.75(e)   0.75(e)     5.20         26
   0.00       13.81     9.5   3,303,997    0.75      0.79        4.91         22
   0.00       13.46    12.5   2,365,199    0.75      0.79        5.48         42
     --       12.66    30.9   1,730,165    0.75      0.78        6.64         35
     --       10.33     7.5   1,172,286    0.75      0.79        7.76         22

  $0.00      $14.36     4.7  $4,389,842    0.98(h)   0.98(h)     5.40          9
   0.00       14.10     8.8   2,232,632    1.00      1.01        4.99         26
   0.00       13.78     9.2     707,394    1.00      1.05        4.64         22
   0.00       13.44    12.2     275,349    1.00      1.04        5.24         42
     --       12.65    30.6     143,932    1.00      1.07        6.35         35
     --       10.33     7.3      61,845    1.00      1.14        7.51         22

  $0.00      $14.33     4.5  $  153,088    1.25(h)   1.25(h)     5.12          9
   0.00       14.07     8.5     106,941    1.25      1.29        4.71         26
   0.00       13.75     8.9      64,263    1.25      1.31        4.39         22
   0.00       13.42    11.9      27,299    1.25      1.29        4.99         42
     --       12.64    30.4      12,061    1.25      1.40        6.13         35
     --       10.32     7.0       6,383    1.25      1.68        7.22         22

                See accompanying notes to financial statements.

                           INCOME (LOSS) FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                           ------------------------------------------  ------------------------------------------
               Net asset                                                 Dividends    Distributions
                value,        Net         Net realized   Total from         from        from net
               beginning   investment    and unrealized  investment    net investment   realized        Total
             of the period income/(c)/    gain (loss)    operations        income     capital gains distributions
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME

INSTITUTIONAL CLASS
3/31/2007(g)    $13.89       $0.41           $ 0.37        $0.78           $(0.90)       $   --        $(0.90)
9/30/2006        13.88        0.74             0.30         1.04            (1.03)           --         (1.03)
9/30/2005        13.93        0.75             0.58         1.33            (1.38)           --         (1.38)
9/30/2004        13.24        0.82             0.79         1.61            (0.92)           --         (0.92)
9/30/2003        10.95        0.84             2.40         3.24            (0.95)           --         (0.95)
9/30/2002+       11.23        0.87            (0.15)        0.72            (1.00)           --         (1.00)

GLOBAL BOND FUND

INSTITUTIONAL CLASS
3/31/2007(g)    $15.43       $0.29           $ 0.35        $0.64           $(0.45)       $   --        $(0.45)
9/30/2006        15.57        0.48             0.16         0.64            (0.70)        (0.08)        (0.78)
9/30/2005        15.59        0.44             0.05         0.49            (0.46)        (0.05)        (0.51)
9/30/2004        14.93        0.48             0.78         1.26            (0.60)           --         (0.60)
9/30/2003        12.68        0.62             2.25         2.87            (0.62)           --         (0.62)
9/30/2002++      11.08        0.68             0.92         1.60               --            --            --

RETAIL CLASS
3/31/2007(g)    $15.29       $0.26           $ 0.35        $0.61           $(0.41)       $   --        $(0.41)
9/30/2006        15.43        0.44             0.15         0.59            (0.65)        (0.08)        (0.73)
9/30/2005        15.46        0.40             0.05         0.45            (0.43)        (0.05)        (0.48)
9/30/2004        14.83        0.43             0.79         1.22            (0.59)           --         (0.59)
9/30/2003        12.62        0.58             2.24         2.82            (0.61)           --         (0.61)
9/30/2002++      11.06        0.65             0.91         1.56               --            --            --

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, if any, the Fund's ratio of expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Amount rounds to less than $0.01 per share, if applicable.
(e) Includes expense recapture of 0.00% and 0.03% for Fixed Income Fund and Global Bond Fund, respectively. See Note 4.
(f) Computed on an annualized basis for periods less than one year.
(g) For the six months ended March 31, 2007 (Unaudited).
+ As required October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share to the Funds's net investment income and net realized and unrealized gain (loss) was less than $0.01.The ratio of net investment income to average net assets for the Fund remained unchanged.
++ As required effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Institutional and Retail Classes was a decrease to net investment income by $0.01 and $0.01 per share, respectively, and an increase to net realized and unrealized gain (loss) on investment by $0.01 and $0.01 per share, respectively and a decrease to the ratio of net investment income to average net assets from 5.89% to 5.78% and 5.63% to 5.53%, respectively, on an annualized basis.


                See accompanying notes to financial statements.

                                          RATIOS TO AVERAGE NET ASSETS
                                        ----------------------------------
           Net asset        Net assets,                          Net
            value,   Total  end of the    Net      Gross     investment   Portfolio
Redemption  end of   return   period    expenses  expenses  income (loss) turnover
fees/(d)/   period    %(a)    (000's)   %(b)(f)     %(f)        %(f)       rate %
-----------------------------------------------------------------------------------

  $  --     $13.77     5.8   $523,528     0.60      0.60        5.93           8
     --      13.89     8.1    456,011     0.60(e)   0.60(e)     5.48          40
     --      13.88     9.9    444,552     0.65      0.65        5.47          34
     --      13.93    12.6    358,652     0.65      0.66        6.17          35
     --      13.24    31.5    412,521     0.65      0.67        7.03          33
     --      10.95     6.7    372,141     0.65      0.70        7.87          21


  $0.00     $15.62     4.2   $810,035     0.69      0.69        3.69          32
   0.00      15.43     4.3    643,991     0.74(e)   0.74(e)     3.21          77
   0.00      15.57     3.1    553,704     0.75      0.80        2.75          63
   0.00      15.59     8.6    287,830     0.80      0.85        3.15          61
     --      14.93    23.4     83,325     0.90      0.94        4.50         107
     --      12.68    14.4     44,810     0.90      1.07        5.78          65

  $0.00     $15.49     4.0   $712,203     1.00      1.05        3.39          32
   0.00      15.29     4.0    540,697     1.00      1.09        2.93          77
   0.00      15.43     2.8    699,498     1.00      1.09        2.57          63
   0.00      15.46     8.4    413,652     1.04      1.10        2.88          61
     --      14.83    23.1     55,487     1.15      1.21        4.13         107
     --      12.62    14.1     12,103     1.15      1.47        5.53          65

                See accompanying notes to financial statements.

                            INCOME (LOSS) FROM INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                            -----------------------------------------  ------------------------------------------
                Net asset                                                Dividends    Distributions
                 value,        Net        Net realized   Total from         from        from net
                beginning   investment   and unrealized  investment    net investment   realized        Total
              of the period income(c)     gain (loss)    operations        income     capital gains distributions
-----------------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES FUND

INSTITUTIONAL CLASS
3/31/2007(h)     $10.30       $0.09          $ 0.06        $ 0.15          $(0.09)       $   --        $(0.09)
9/30/2006         10.84        0.52           (0.38)         0.14           (0.63)        (0.05)        (0.68)
9/30/2005         11.02        0.42           (0.08)         0.34           (0.52)           --         (0.52)
9/30/2004         11.60        0.37           (0.12)         0.25           (0.54)        (0.29)        (0.83)
9/30/2003         11.94        0.43            0.05          0.48           (0.53)        (0.29)        (0.82)
9/30/2002++++     11.19        0.51            0.83          1.34           (0.59)           --         (0.59)

INSTITUTIONAL HIGH INCOME FUND

INSTITUTIONAL CLASS
3/31/2007(h)     $ 8.11       $0.27          $ 0.38        $ 0.65          $(0.51)       $   --        $(0.51)
9/30/2006          7.80        0.50            0.34          0.84           (0.53)           --         (0.53)
9/30/2005          7.50        0.55            0.39          0.94           (0.64)           --         (0.64)
9/30/2004          6.91        0.55            0.66          1.21           (0.62)           --         (0.62)
9/30/2003          4.81        0.59            1.69          2.28           (0.18)           --         (0.18)
9/30/2002+         6.50        0.68           (0.96)        (0.28)          (1.41)           --         (1.41)

INTERMEDIATE DURATION FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2007(h)     $ 9.50       $0.23          $ 0.04        $ 0.27          $(0.24)       $   --        $(0.24)
9/30/2006          9.60        0.42           (0.07)         0.35           (0.45)           --         (0.45)
9/30/2005          9.92        0.40           (0.25)         0.15           (0.45)        (0.02)        (0.47)
9/30/2004         10.10        0.45           (0.10)         0.35           (0.53)           --         (0.53)
9/30/2003          9.62        0.51            0.49          1.00           (0.52)           --         (0.52)
9/30/2002++       10.13        0.60           (0.50)         0.10           (0.60)        (0.01)        (0.61)

INVESTMENT GRADE FIXED INCOME FUND

INSTITUTIONAL CLASS
3/31/2007(h)     $12.63       $0.34          $ 0.14        $ 0.48          $(0.55)       $   --        $(0.55)
9/30/2006         13.28        0.60            0.22          0.82           (0.92)        (0.55)        (1.47)
9/30/2005         13.54        0.57            0.27          0.84           (0.83)        (0.27)        (1.10)
9/30/2004         13.38        0.67            0.75          1.42           (0.88)        (0.38)        (1.26)
9/30/2003         11.56        0.77            1.87          2.64           (0.78)        (0.04)        (0.82)
9/30/2002+++      11.16        0.77            0.35          1.12           (0.66)        (0.06)        (0.72)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses, if applicable.
(b) The adviser has agreed to waive/reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, if any, the Fund's ratio of expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(d) Amount rounds to less than $0.01 per share, if applicable.
(e) Includes expense recapture of 0.00%. See Note 4.
(f) Effective July 1, 2005, the Intermediate Duration Fixed Income Fund and Inflations Protected Securities Fund decreased their net expense limitations to 0.40% and 0.45% respectively, from 0.45% and 0.50%, respectively.
(g) Computed on an annualized basis for periods less than one year.
(h) For the six months ended March 31, 2007 (Unaudited).
+ As required effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $.01 per share. The ratio of net investment income to average net assets for the Fund increased from 11.60% to 11.61% on an annualized basis.
++ As required effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share to the Fund was a decrease to net investment income by $0.01 per share and an increase to net realized and unrealized gain (loss) on investment by $0.01 per share. The ratio of net investment income to average net assets for the Fund decreased from 6.23% to 6.13% on an annualized basis.
+++ As required effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratio of net investment income to average net assets for the Fund decreased from 6.77% to 6.76% on an annualized basis.
++++ As required effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.06 per share and an increase to net realized and unrealized gain (loss) on investment by $0.06 per share. The ratio of net investment income to average net assets for the Fund decreased from 5.12% to 4.58% on an annualized basis.

                See accompanying notes to financial statements.

                                           RATIOS TO AVERAGE NET ASSETS
                                         ----------------------------------
           Net asset         Net assets,                          Net
             value,   Total    end of      Net      Gross     investment   Portfolio
Redemption   end of   return   period    expenses  expenses  income (loss) turnover
 fees(d)   the period  %(a)    (000's)   %(b)(g)     %(g)        %(g)       rate %
------------------------------------------------------------------------------------

  $  --      $10.36     1.5   $ 12,261     0.40      1.35         1.68         17
     --       10.30     1.5      9,053     0.40      1.69         4.96         41
     --       10.84     3.1      9,298     0.49(f)   1.54         3.81        141
     --       11.02     2.3      7,390     0.50      1.73         3.33         99
     --       11.60     4.3      9,549     0.50      1.28         3.68         60
     --       11.94    12.4     13,492     0.50      1.16         4.58        101


  $  --      $ 8.25     8.2   $158,305     0.75      0.75         6.65         13
     --        8.11    11.6    141,318     0.75      0.79         6.40         23
     --        7.80    13.0    110,533     0.75      0.82         7.24         22
     --        7.50    18.1     97,109     0.75      0.88         7.66         59
   0.00        6.91    48.7     86,141     0.75      0.91        10.01         53
     --        4.81    (6.0)    57,055     0.75      1.10        11.61         32


  $  --      $ 9.53     2.8   $ 35,203     0.40      0.58         4.75         45
     --        9.50     3.8     41,851     0.40      0.62         4.48         62
     --        9.60     1.5     40,628     0.44(f)   0.68         4.10         50
     --        9.92     3.6     31,051     0.45      0.76         4.48         48
     --       10.10    10.7     37,103     0.45      0.74         5.15         63
     --        9.62     1.0     40,734     0.45      0.83         6.13         24


  $  --      $12.56     3.8   $200,560     0.53      0.53         5.43          3
     --       12.63     6.8    173,549     0.55(e)   0.55(e)      4.79         50
     --       13.28     6.4    186,749     0.55      0.58         4.28         42
     --       13.54    11.1    177,094     0.55      0.60         5.03         34
     --       13.38    23.8    142,271     0.55      0.62         6.22         32
     --       11.56    10.4    136,042     0.55      0.64         6.76         20

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)


1. ORGANIZATION. Loomis Sayles Funds I (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Shares of certain funds in the Trust were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to their commencement of investment operations). Information presented in these financial statements pertains to the fixed income funds of the Trust; the financial statements for the equity funds of the Trust are presented in a separate report. The following funds (individually, a "Fund" and collectively, the "Funds") are included in this report:

Loomis Sayles Bond Fund (the "Bond Fund")
Loomis Sayles Fixed Income Fund (the "Fixed Income Fund")
Loomis Sayles Global Bond Fund (the "Global Bond Fund")
Loomis Sayles Inflation Protected Securities Fund (the "Inflation Protected Securities Fund")
Loomis Sayles Institutional High Income Fund (the "Institutional High Income Fund")
Loomis Sayles Intermediate Duration Fixed Income Fund (the "Intermediate Duration Fixed Income Fund")
Loomis Sayles Investment Grade Fixed Income Fund (the "Investment Grade Fixed Income Fund")

Each Fund offers Institutional Class Shares. Bond Fund and Global Bond Fund also offer Retail Class Shares. In addition, Bond Fund offers Admin Class Shares.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day. The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Fund.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Certain Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriations. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund that may invest in foreign investments may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2007, the Global Bond Fund had the following open forward currency exchange contracts:

                                     LOCAL     AGGREGATE                UNREALIZED
                         DELIVERY   CURRENCY     FACE        TOTAL     APPRECIATION
                           DATE      AMOUNT     AMOUNT       VALUE    (DEPRECIATION)
                         --------- ---------- ----------- ----------- --------------
Australian Dollar (Buy)  6/20/2007  6,550,000 $ 5,172,207 $ 5,295,348   $ 123,141
Australian Dollar (Buy)  6/20/2007  7,125,000   5,637,300   5,760,207     122,907
Australian Dollar (Buy)  6/20/2007  2,770,000   2,148,689   2,239,407      90,718
Australian Dollar (Sell) 6/20/2007 12,425,000   9,614,590  10,044,993    (430,403)
Australian Dollar (Sell) 6/20/2007  4,020,000   3,169,770   3,249,969     (80,199)

MARCH 31, 2007 (UNAUDITED)


                                        LOCAL       AGGREGATE                UNREALIZED
                          DELIVERY     CURRENCY       FACE        TOTAL     APPRECIATION
                            DATE        AMOUNT       AMOUNT       VALUE    (DEPRECIATION)
                          --------- -------------- ----------- ----------- --------------
Columbian Peso (Sell)     4/16/2007 15,056,000,000 $ 6,717,531 $ 6,834,111   $(116,580)
New Zealand Dollar (Buy)  6/20/2007      8,090,000   5,673,517   5,749,668      76,151
New Zealand Dollar (Sell) 6/20/2007      8,340,000   5,616,155   5,927,345    (311,190)
South African Rand (Buy)  6/20/2007     79,500,000  10,517,433  10,808,973     291,540
South African Rand (Sell) 6/20/2007     79,500,000  10,937,156  10,808,973     128,183

E. FUTURES CONTRACTS. The Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as "variation margin." Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

At March 31, 2007, the Global Bond Fund had the following short futures contracts open:

                                       NUMBER    NOTIONAL     MARKET
                           EXPIRATION    OF      VALUE OF    VALUE OF    UNREALIZED
                              DATE    CONTRACTS  CONTRACTS   CONTRACTS  APPRECIATION
                           ---------- --------- ----------- ----------- ------------
US Treasury Bond June 2007 6/29/2007     100    $11,157,630 $11,125,000   $32,630

F. FEDERAL AND FOREIGN INCOME TAXES. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as redemptions in-kind, foreign currency transactions, defaulted bond interest, premium amortization accruals, distributions from real estate investment trusts and reclassification of paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, premium amortization accruals, corporate action adjustments, mark-to-market on forward currency contracts, futures contracts and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2006 were as follows:

                                             2006 DISTRIBUTIONS PAID FROM:
                                        ---------------------------------------
                                          ORDINARY     LONG-TERM
FUND                                       INCOME    CAPITAL GAINS    TOTAL
----                                    ------------ ------------- ------------
Bond Fund                               $330,101,708    $       -- $330,101,708
Fixed Income Fund                         33,031,701            --   33,031,701
Global Bond Fund                          46,895,795     3,318,445   50,214,240
Inflation Protected Securities Fund          576,077        12,883      588,960
Institutional High Income Fund             7,577,634            --    7,577,634
Intermediate Duration Fixed Income Fund    1,971,781            --    1,971,781
Investment Grade Fixed Income Fund        13,102,727     7,898,658   21,001,385

As of September 30, 2006, capital loss carryforward and post-October losses were as follows:

                                                              FIXED INCOME    GLOBAL     INFLATION PROTECTED
                                                  BOND FUND       FUND       BOND FUND     SECURITIES FUND
                                                ------------  ------------  -----------  -------------------
Capital loss carryforward:
Expires September 31, 2011                      $(73,307,059)  $(7,668,632) $        --            $      --
Expires September 31, 2012                                --            --           --                   --
Expires September 31, 2013                                --            --           --                   --
Expires September 31, 2014                          (343,252)           --   (1,046,616)             (22,173)
                                                ------------  ------------  -----------  -------------------
Total capital loss carryforward                 $(73,650,311)  $(7,668,632) $(1,046,616)           $ (22,173)
                                                ------------  ------------  -----------  -------------------
Deferred net capital losses (post-October 2005) $ (2,131,587)  $        --  $(4,349,762)           $(145,108)
                                                ------------  ------------  -----------  -------------------

                                                INSTITUTIONAL HIGH  INTERMEDIATE DURATION  INVESTMENT GRADE
                                                   INCOME FUND        FIXED INCOME FUND    FIXED INCOME FUND
                                                ------------------  ---------------------  -----------------
Capital loss carryforward:
Expires September 31, 2011                             $(4,371,496)             $      --          $      --
Expires September 31, 2012                                      --                     --                 --
Expires September 31, 2013                                      --                 (3,797)                --
Expires September 31, 2014                                      --               (186,919)          (309,092)
                                                ------------------  ---------------------  -----------------
Total capital loss carryforward                        $(4,371,496)             $(190,716)         $(309,092)
                                                ------------------  ---------------------  -----------------
Deferred net capital losses (post-October 2005)        $        --              $(243,798)         $(826,548)
                                                ------------------  ---------------------  -----------------

H. REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

I. DELAYED DELIVERY COMMITMENTS. Each Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

J. SECURITIES LENDING. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least

MARCH 31, 2007 (UNAUDITED)


100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2007 were as follows:

                                        MARKET VALUE
                                        OF SECURITIES     VALUE OF
                                           ON LOAN       COLLATERAL
-                                       -------------- --------------
Bond Fund                               $1,922,134,327 $1,963,652,698
Fixed Income Fund                           39,702,160     40,481,706
Global Bond Fund                           142,729,781    145,591,744
Inflation Protected Securities Fund          3,070,253      3,135,981
Institutional High Income Fund               8,580,295      8,739,984
Intermediate Duration Fixed Income Fund      2,585,706      2,643,720
Investment Grade Fixed Income Fund          25,777,080     26,380,864

K. INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L. NEW ACCOUNTING PRONOUNCEMENTS. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Funds' net assets and results of operations. In compliance with the recently issued SEC guidance the impact, if any, will be reflected in the Funds' semiannual financial statements as of March 31, 2008.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2007, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                                            U.S. GOVERNMENT/
                                            AGENCY SECURITIES          OTHER SECURITIES
                                        ------------------------- ---------------------------
FUND                                     PURCHASES      SALES       PURCHASES       SALES
----                                    ------------ ------------ -------------- ------------
Bond Fund                               $932,957,601 $468,584,893 $3,213,874,358 $313,522,647
Fixed Income Fund                          1,984,880           --     78,033,522   37,319,948
Global Bond Fund                         247,249,976   48,784,247    462,869,827  371,792,090
Inflation Protected Securities Fund        3,127,388      685,225      1,370,503    1,117,342
Institutional High Income Fund                    --           --     18,705,991   34,767,579
Intermediate Duration Fixed Income Fund   11,436,128   17,412,438      6,410,258    6,544,021
Investment Grade Fixed Income Fund        10,632,480       57,965     17,734,874    4,951,947

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2007, provided for fees at the following annual percentage rates of each Fund's average daily net assets:

                                        PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                        --------------------------------------
                                          FIRST         NEXT         OVER
FUND                                    $1 BILLION   $2 BILLION   $3 BILLION
----                                    ----------   ----------   ----------
Bond Fund                                 0.60%        0.60%        0.50%
Fixed Income Fund                         0.50%        0.50%        0.50%
Global Bond Fund                          0.60%        0.50%        0.50%
Inflation Protected Securities Fund       0.25%        0.25%        0.25%
Institutional High Income Fund            0.60%        0.60%        0.60%
Intermediate Duration Fixed Income Fund   0.25%        0.25%        0.25%
Investment Grade Fixed Income Fund        0.40%        0.40%        0.40%

Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until January 31, 2008 and will be reevaluated on an annual basis. For the six months ended March 31, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                        EXPENSE LIMIT AS A PERCENTAGE OF
                                         AVERAGE DAILY NET ASSETS
                                        --------------------------------
                                        INSTITUTIONAL   RETAIL   ADMIN
FUND                                        CLASS       CLASS    CLASS
----                                    -------------   ------   -----
Bond Fund                                   0.75%       1.00%    1.25%
Fixed Income Fund                           0.65%        --       --
Global Bond Fund                            0.75%       1.00%     --
Inflation Protected Securities Fund         0.40%        --       --
Institutional High Income Fund              0.75%        --       --
Intermediate Duration Fixed Income Fund     0.40%        --       --
Investment Grade Fixed Income Fund          0.55%        --       --

For the six months ended March 31, 2007, the management fees for each Fund were as follows:

                                        MANAGEMENT       PERCENTAGE OF
FUND                                       FEE      AVERAGE DAILY NET ASSETS
----                                    ----------- ------------------------
Bond Fund                               $23,524,788          0.53%
Fixed Income Fund                         1,190,039          0.50%
Global Bond Fund                          3,796,929          0.58%
Inflation Protected Securities Fund          13,357          0.25%
Institutional High Income Fund              453,567          0.60%
Intermediate Duration Fixed Income Fund      49,852          0.25%
Investment Grade Fixed Income Fund          372,009          0.40%

For the six months ended March 31, 2007, expenses were reimbursed as follows:

                                         EXPENSES
FUND                                    REIMBURSED
----                                    ----------
Bond Fund                               $      --
Fixed Income Fund                              --
Global Bond Fund                         (155,723)
Inflation Protected Securities Fund       (50,721)
Institutional High Income Fund             (1,820)
Intermediate Duration Fixed Income Fund   (36,353)
Investment Grade Fixed Income Fund             --

MARCH 31, 2007 (UNAUDITED)



Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through a reduction of its management fee or otherwise) on a Class by Class basis in later periods to the extent the expenses fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. At March 31, 2007, the amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                          EXPENSES SUBJECT TO POSSIBLE REIMBURSEMENT UNTIL
                                                         SEPTEMBER 30, 2007
                                        -----------------------------------------------------
FUND                                    INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS  TOTAL
----                                    ------------------- ------------ ----------- --------
Bond Fund                                          $     --     $138,933     $32,466 $171,399
Fixed Income Fund                                        --           --          --       --
Global Bond Fund                                         --      458,257          --  458,257
Inflation Protected Securities Fund                 118,124           --          --  118,124
Institutional High Income Fund                       47,210           --          --   47,210
Intermediate Duration Fixed Income Fund              91,592           --          --   91,592
Investment Grade Fixed Income Fund                       --           --          --       --

                                          EXPENSES SUBJECT TO POSSIBLE REIMBURSEMENT UNTIL
                                                         SEPTEMBER 30, 2008
                                        -----------------------------------------------------
FUND                                    INSTITUTIONAL CLASS RETAIL CLASS ADMIN CLASS  TOTAL
----                                    ------------------- ------------ ----------- --------
Bond Fund                                           $    --     $     --     $    -- $     --
Fixed Income Fund                                        --           --          --       --
Global Bond Fund                                         --      155,723          --  155,723
Inflation Protected Securities Fund                  50,721           --          --   50,721
Institutional High Income Fund                        1,820           --          --    1,820
Intermediate Duration Fixed Income Fund              36,353           --          --   36,353
Investment Grade Fixed Income Fund                       --           --          --       --

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly, IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

B. ADMINISTRATIVE FEES. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. IXIS Advisors is a wholly-owned subsidiary of IXIS US Group. Pursuant to an agreement among the Loomis Sayles Funds Trusts (the Trust and Loomis Sayles Funds II), IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2007, amounts paid to IXIS Advisors for administrative fees were as follows:

                                        ADMINISTRATIVE
FUND                                         FEES
----                                    --------------
Bond Fund                                 $2,505,610
Fixed Income Fund                            135,514
Global Bond Fund                             375,414
Inflation Protected Securities Fund            3,039
Institutional High Income Fund                43,040
Intermediate Duration Fixed Income Fund       11,375
Investment Grade Fixed Income Fund            52,931

C. SERVICE AND DISTRIBUTION FEES. The Trust has entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the funds.

Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund and Global Bond Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and Bond Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays IXIS Distributors a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Bond Fund may pay an administrative service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

For the six months ended March 31, 2007, the Funds paid the following service and distribution fees:

                                              SERVICE FEES          DISTRIBUTION FEES
                                        ------------------------ ------------------------
FUND                                    ADMIN CLASS RETAIL CLASS ADMIN CLASS RETAIL CLASS
----                                    ----------- ------------ ----------- ------------
Bond Fund                                $160,203     $    --     $160,204    $4,018,871
Fixed Income Fund                              --          --           --            --
Global Bond Fund                               --          --           --       762,237
Inflation Protected Securities Fund            --          --           --            --
Institutional High Income Fund                 --          --           --            --
Intermediate Duration Fixed Income Fund        --          --           --            --
Investment Grade Fixed Income Fund             --          --           --            --

D. TRUSTEES FEES AND EXPENSES. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

E. REDEMPTION FEES. Shareholders of the Bond Fund and Global Bond Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, any class of shares of the Bond Fund or the Global Bond Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented on the Statements of Changes in Net Assets.

5. LINE OF CREDIT. Bond Fund, Global Bond Fund and Inflation Protected Securities Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by

MARCH 31, 2007 (UNAUDITED)


State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2007, the Funds had no borrowings under this agreement.

6. SHAREHOLDERS. At March 31, 2007, Loomis Sayles Distributors LP and Loomis Sayles Trust Co. LLC owned 221,268 shares, equal to 18.69% of Inflation Protected Securities Fund's shares outstanding. At March 31, 2007, the Loomis Sayles Funded Pension Plan and Trust ("Pension Plan") and the Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                                     PROFIT SHARING
FUND                                    PENSION PLAN RETIREMENT PLAN
----                                    ------------ ---------------
Bond Fund                                1,069,820      1,430,201
Fixed Income Fund                               --             --
Global Bond Fund                           636,060        400,441
Inflation Protected Securities Fund        175,251        203,293
Institutional High Income Fund                  --        757,808
Intermediate Duration Fixed Income Fund         --        104,408
Investment Grade Fixed Income Fund              --             --

In addition, 2 individuals affiliated with Institutional High Income Fund held approximately 14.41% of the Fund's total outstanding shares.

At March 31, 2007, 7 shareholders individually owned more than 5% of the Fixed Income Fund's total outstanding shares, representing, in aggregate, 48.92% of the Fund; 3 shareholders individually owned more than 5% of the Inflation Protected Securities Fund's total outstanding shares, representing, in aggregate, 25.83% of the Fund; 8 shareholders individually owned more than 5% of the Institutional High Income Fund's total outstanding shares, representing, in aggregate, 62.06% of the Fund; 6 shareholders individually owned more than 5% of the Intermediate Duration Fixed Income Fund's total outstanding shares, representing, in aggregate, 90.09% of the Fund; and 6 shareholders owned 64.45% of the Investment Grade Fixed Income Fund's total outstanding shares.

7. CAPITAL SHARES. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                             BOND FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ---------------------------

                                        Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  -----------    --------------   -----------   --------------
Issued from the sale of shares       110,451,077    $1,589,083,594   124,324,173   $1,723,847,626
Issued in connection with the
  reinvestment of distributions        9,405,066       135,066,338    14,777,290      202,241,438
Redeemed                             (23,500,088)     (338,634,716)  (42,801,587)    (590,742,045)
                                     -----------    ---------------  -----------   --------------
Net change                            96,356,055    $1,385,515,216    96,299,876   $1,335,347,019
                                     -----------    ---------------  -----------   --------------

RETAIL CLASS
Issued from the sale of shares       158,769,558    $2,279,818,476   120,986,616   $1,674,795,064
Issued in connection with the
  reinvestment of distributions        6,211,521        88,984,320     5,352,666       73,333,873
Redeemed                             (17,689,348)     (254,062,142)  (19,287,542)    (266,078,434)
                                     -----------    ---------------  -----------   --------------
Net change                           147,291,731    $2,114,740,654   107,051,740   $1,482,050,503
                                     -----------    ---------------  -----------   --------------

                                                      BOND FUND -- CONTINUED

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ---------------------------

                                        Shares          Amount          Shares         Amount
ADMIN CLASS                          -----------    --------------   -----------   --------------
Issued from the sale of shares         3,944,511    $   56,494,248     4,053,358   $   55,793,877
Issued in connection with the
  reinvestment of distributions          209,358         2,994,179       294,915        4,019,633
Redeemed                              (1,074,654)      (15,350,691)   (1,419,674)     (19,558,143)
                                     -----------    ---------------  -----------   --------------
Net change                             3,079,215    $   44,137,736     2,928,599   $   40,255,367
                                     -----------    ---------------  -----------   --------------
Increase (decrease) from capital
  share transactions                 246,727,001    $3,544,393,606   206,280,215   $2,857,652,889
                                     -----------    ---------------  -----------   --------------

                                                         FIXED INCOME FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ---------------------------

                                        Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  -----------    --------------   -----------   --------------
Issued from the sale of shares         3,726,886    $   51,426,561     4,908,821   $   66,059,413
Issued in connection with the
  reinvestment of distributions        2,112,444        28,412,372     2,493,634       32,243,962
Issued from subscriptions-in-kind*     1,358,851        18,602,665     2,146,473       28,354,906
Redeemed                              (1,996,671)      (27,300,204)   (8,747,919)    (118,052,987)
                                     -----------    ---------------  -----------   --------------
Increase (decrease) from capital
  share transactions                   5,201,510    $   71,141,394       801,009   $    8,605,294
                                     -----------    ---------------  -----------   --------------
*Issued in exchange for portfolio securities contributed to the Fund in-kind by such shareholders on March 1, 2007 and June 14, 2006. Contribution includes $18,407,166 of cash and securities and $195,499 in receivables on March 1, 2007, and $28,069,734 of cash and securities and $285,172 in receivables on June 14, 2006. The securities contributed on
 June 14, 2006 were part of a portfolio that was previously managed by Loomis Sayles.

                                                         GLOBAL BOND FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ---------------------------

                                        Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  -----------    --------------   -----------   --------------
Issued from the sale of shares        13,125,417    $  203,960,624    15,469,596   $  232,491,055
Issued in connection with the
  reinvestment of distributions        1,016,806        15,679,153     1,389,221       20,449,336
Redeemed                              (4,044,508)      (62,671,332)  (10,673,864)    (161,309,038)
                                     -----------    ---------------  -----------   --------------
Net change                            10,097,715    $  156,968,445     6,184,953   $   91,631,353
                                     -----------    ---------------  -----------   --------------

RETAIL CLASS
Issued from the sale of shares        14,913,846    $  229,499,589    16,020,803   $  239,884,611
Issued in connection with the
  reinvestment of distributions          966,283        14,784,125     1,598,052       23,363,526
Redeemed                              (5,277,897)      (81,042,421)  (27,592,428)    (414,470,313)
                                     -----------    ---------------  -----------   --------------
Net change                            10,602,232    $  163,241,293    (9,973,573)  $ (151,222,176)
                                     -----------    ---------------  -----------   --------------
Increase (decrease) from capital
  share transactions                  20,699,947    $  320,209,738    (3,788,620)  $  (59,590,823)
                                     -----------    ---------------  -----------   --------------

MARCH 31, 2007 (UNAUDITED)


                                             INFLATION PROTECTED SECURITIES FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          361,386     $  3,711,277        168,093    $  1,763,299
Issued in connection with the
  reinvestment of distributions           9,146           94,615         53,052         544,582
Redeemed                                (65,991)        (676,028)      (199,765)     (2,083,498)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                    304,541     $  3,129,864         21,380    $    224,383
                                     ----------     ---------------  ------------  --------------

                                               INSTITUTIONAL HIGH INCOME FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        2,204,588     $ 18,156,672      4,899,474    $ 38,208,619
Issued in connection with the
  reinvestment of distributions         912,482        7,327,229        829,984       6,050,584
Redeemed                             (1,352,528)     (11,086,845)    (2,471,889)    (19,815,513)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                  1,764,542     $ 14,397,056      3,257,569    $ 24,443,690
                                     ----------     ---------------  ------------  --------------

                                           INTERMEDIATE DURATION FIXED INCOME FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          274,635     $  2,607,492        322,858    $  3,067,955
Issued in connection with the
  reinvestment of distributions          74,429          706,954        147,945       1,396,328
Issued from subscriptions-in-kind*      112,853        1,070,978
Redeemed                             (1,175,167)     (11,149,422)      (295,102)     (2,786,317)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                   (713,250)    $ (6,763,998)       175,701    $  1,677,966
                                     ----------     ---------------  ------------  --------------
*Issued in exchange for portfolio securities contributed to the Fund in-kind by such shareholders on October 30, 2006. Contribution includes $1,057,779 of securities and
 $13,199 in receivables. The securities contributed were part of a portfolio that was previously managed by Loomis Sayles.

                                             INVESTMENT GRADE FIXED INCOME FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        1,903,536     $ 23,844,668      1,855,093    $ 23,251,618
Issued in connection with the
  reinvestment of distributions         522,137        6,565,308      1,528,355      18,884,641
Redeemed                               (196,248)      (2,503,177)    (3,699,328)    (45,983,153)
                                     ----------     ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                  2,229,425     $ 27,906,799       (315,880)   $ (3,846,894)
                                     ----------     ---------------  ------------  --------------

[LOGO] LS LOOMIS SAYLES FUNDS

         Loomis Sayles High Income Opportunities Fund
         Loomis Sayles Securitized Asset Fund


                    TABLE OF CONTENTS

                    Fund and Manager Review               1

                    Portfolio of Investments              6

                    Statements of Assets and Liabilities 24

                    Statements of Operations             25

                    Statements of Changes in Net Assets  26

                    Financial Highlights                 27

                    Notes to Financial Statements        29

         SEMIANNUAL REPORT
         MARCH 31, 2007 (Unaudited)

FUND AND MANAGER REVIEW

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

[ PHOTO]

Matthew Eagan
                              MATTHEW EAGAN, CFA
                           Manager Since April 2004

[PHOTO]

Kathleen Gaffney
                             KATHLEEN GAFFNEY, CFA
                           Manager Since April 2004
[PHOTO]

Daniel Fuss
                              DAN FUSS, CFA, CIC
                           Manager Since April 2004

[PHOTO]


                                 ELAINE STOKES
                           Manager Since April 2004

 KEY FUND FACTS
 SYMBOL | LSIOX
 OBJECTIVE | High current income. Capital appreciation is the Fund's secondary objective.
 STRATEGY | Invests substantially all of its assets, and may invest up to 100% of its assets, in high income securities. High income securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income.
 FUND INCEPTION DATE | 4/01/04
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 4/12/04
 TOTAL NET ASSETS | $65.1 million

PORTFOLIO REVIEW

The Fund slightly underperformed its Benchmark, the Lehman High Yield Index, for the six-month period ended March 31, 2007. The Fund's underweight to credits with CCC ratings, which stems from the Fund's mandate to maintain an average quality rating no lower than BB, detracted from relative performance. In addition, the Fund's investment-grade corporate and Treasury securities posted positive returns, but on a relative basis they were a drag on results, underperforming high-yield issues.

The general theme throughout the six-month period ended March 31, 2007 was that lower-quality bonds outperformed higher-quality bonds due to their high yields, persistently low default rates and continued strong demand. This enabled investors to capture the highest yields with few negative consequences. Robust liquidity in the high-yield market appeared to support investors' appetite for risk. Strong security selection was the main contributor to Fund performance, particularly among our holdings with BB and B ratings.

The best-performing industries for the Fund included telecommunications, healthcare, technology and utilities. Emerging markets represented a favorable out-of-Benchmark allocation for the Fund. These securities were positive contributors due to improved commodity pricing, reduced external debt levels and continued global demand. In particular, positions in Philippine securities denominated in US dollars were solid contributors. US-dollar-denominated bonds domiciled in Brazil and Mexico also were positive, due to strong security selection.

Cash began accumulating in the portfolio at the beginning of the period. This buildup was due to the reinvestment challenges we faced in a tight spread environment. We had cash to invest, but we were unable to find many attractive valuations. Spreads started widening in the second half of the period, creating more reinvestment opportunities. We deployed the cash into some CCC-rated names with improving long-term credit fundamentals.

The Fund's duration ended the period at approximately 6.50 years, longer than the 4.36 years for the Benchmark. We continue to see value and opportunity in longer-duration credit.

OUTLOOK

We expect real GDP growth to rise from approximately 2% in the first half of 2007 to 3% in the second half. We believe returns will be driven by range-bound yields and occasional bouts of spread widening. Most bond market sectors are expected to generate modest returns for 2007.

We currently share the Federal Reserve Board's views that housing should cease to be a major drag on economic growth, and financial conditions generally remain favorable enough to make it unnecessary to ease rates, especially in light of lingering inflation risks. Rising delinquencies in home mortgages have led to tighter lending standards, which is a trend we are watching carefully, as it represents a risk to our forecast.

We remain concerned about stretched valuations in the high-yield sector, and we believe careful security selection will enhance returns. Among investment-grade credits, we do not anticipate any sustained move to significantly wider levels as a result of favorable economic and financial conditions. Most global bond markets and their currencies are fairly valued, except for the Japanese yen and a handful of East Asian currencies.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                    SINCE
                        6 MONTHS(c)                   1 YEAR     INCEPTION(a)
                       ----------------------------------------------------------

                       LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND
                          6.74%                        9.95%         9.79%
                       ----------------------------------------------------------

                       LEHMAN HIGH YIELD INDEX(b)
                          6.95                        11.58          8.59
                       ----------------------------------------------------------

                       LIPPER HIGH CURRENT YIELD FUNDS INDEX(b)
                          7.06                        10.33          8.10
                       ----------------------------------------------------------

                       GROSS EXPENSE RATIO (before waivers and reimbursements)(d)
                       Institutional: 0.96%
                       ----------------------------------------------------------

                       NET EXPENSE RATIO (after waivers and reimbursements)(d)
                       Institutional: 0.00%
                       ----------------------------------------------------------


CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007



                                    [CHART]

                   Loomis Sayles            Lipper High
                    High Income            Current Yield               Lehman High
                Opportunities Fund     Funds Index/(a)//(b)/      Yield Index/(a)//(b)/
                ------------------     ---------------------     ----------------------
   4/13/2004          $10,000                 $10,000                   $10,000
   4/30/2004            9,850                   9,977                     9,932
   5/31/2004            9,681                   9,823                     9,764
   6/30/2004            9,901                   9,961                     9,904
   7/31/2004           10,071                  10,040                    10,038
   8/31/2004           10,389                  10,204                    10,235
   9/30/2004           10,590                  10,345                    10,384
  10/31/2004           10,852                  10,529                    10,572
  11/30/2004           10,992                  10,679                    10,699
  12/31/2004           11,273                  10,840                    10,858
   1/31/2005           11,305                  10,813                    10,844
   2/28/2005           11,580                  10,979                    11,004
   3/31/2005           11,107                  10,687                    10,684
   4/30/2005           10,942                  10,562                    10,580
   5/31/2005           11,206                  10,732                    10,768
   6/30/2005           11,461                  10,904                    10,979
   7/31/2005           11,640                  11,074                    11,171
   8/31/2005           11,685                  11,126                    11,192
   9/30/2005           11,594                  11,054                    11,080
  10/31/2005           11,449                  10,963                    11,003
  11/30/2005           11,483                  11,063                    11,061
  12/31/2005           11,619                  11,165                    11,156
   1/31/2006           11,800                  11,309                    11,334
   2/28/2006           11,983                  11,404                    11,409
   3/31/2006           12,000                  11,450                    11,478
   4/30/2006           12,019                  11,516                    11,548
   5/31/2006           11,914                  11,491                    11,547
   6/30/2006           11,821                  11,427                    11,506
   7/31/2006           11,928                  11,514                    11,619
   8/31/2006           12,168                  11,671                    11,807
   9/30/2006           12,360                  11,800                    11,975
  10/31/2006           12,551                  11,971                    12,138
  11/30/2006           12,777                  12,177                    12,341
  12/31/2006           12,880                  12,300                    12,477
   1/31/2007           13,002                  12,432                    12,616
   2/28/2007           13,223                  12,593                    12,793
   3/31/2007           13,194                  12,633                    12,806


Data quoted reflects past performance and cannot guarantee future results. Total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized. Index performance data is not available coincident with the Fund's inception date.

(a) Since Index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value of the month-end closest to the Fund's inception date. (b) See page 5 for a description of the Indices. (c) Not annualized. (d) The amount shown under Gross Expense Ratio reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the fund (not advisory fees charged for the entire "wrap fee" program or for an investor's separate account with Loomis Sayles), and the amount of operating expenses of the Fund, which is paid for by Loomis Sayles. The amount shown under Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund.

WHAT YOU SHOULD KNOW
High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity, which may adversely affect the value of the Fund. Securities issued by US government agencies are not issued by, and may not be guaranteed by the US government.

FUND AND MANAGER REVIEW

LOOMIS SAYLES SECURITIZED ASSET FUND

[PHOTO]

Cliff Rowe
                               CLIFTON ROWE, CFA
                           Manager since March 2006

[PHOTO]

Hu Fan

                                  FAN HU, CFA
                           Manager since March 2006

 KEY FUND FACTS
 SYMBOL | LSSAX
 OBJECTIVE | High current income consistent with capital preservation.
 STRATEGY | Invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities.
 FUND INCEPTION DATE | 3/2/06
 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 3/2/06
 TOTAL NET ASSETS | $260.6 million

PORTFOLIO REVIEW
The Fund modestly outperformed its Benchmark, the Lehman Securitized Index, for the six months ended March 31, 2007, due to its emphasis on securities with income advantages, including high-quality (AAA-rated) mortgages. Typically these securities can offer some of the greatest income advantages because of their exposure to the risks of refinancing or prepayment. In periods of relatively stable interest rates, like the one we experienced in the last six months, refinancing risks generally decline and these securities typically outperform. Risks currently facing this market are that interest rates might decline, allowing borrowers to refinance at a lower rate. When this happens, bondholders receive principal repayment earlier than expected and must reinvest the proceeds at a time when interest rates are lower.

Within the securitized sectors, the best performers during the past six months were bonds with the most exposure to prepayment risk. In particular, mortgage-backed securities (MBS) backed by 30-year amortizing loans performed well in the fairly stable rate environment. The Fund's overweight to this sector contributed positively to performance. Most of our holdings were in agency MBS, but we also found opportunities in privately issued securities. The recent risk aversion in the mortgage market provided an opportunity to purchase these securities at historically attractive prices.

Commercial mortgage-backed securities (CMBS) also performed relatively well during the period. The spread, or income advantage, of the sector widened, as investors anticipated a large volume of new issues. Despite the increase in supply, the sector generated strong total returns, primarily as a result of its yield advantage.

Weaker performers during the period included the lower-risk sectors, which had a relative income disadvantage, including short-duration, asset-backed securities (ABS) and 15-year MBS. These sectors have less exposure to prepayment risk and therefore offer less income compensation. Typically, in a stable interest-rate environment, the driver of total returns is the income rate, and these segments could not keep up with the income provided by 30-year MBS.

During the period we continued to add to the Fund's position in hybrid adjustable-rate mortgage securities (ARMs) that charge home-buyers fixed interest rates for a period of time and floating rates thereafter. These securities offer a wider array of unique characteristics compared to those available in the conventional fixed-rate market. As a result, we have been able to identify specific securities for which we believe the risk/return tradeoff is attractive.

OUTLOOK
The Fund's maturity and duration remain similar to those of the Benchmark. We do not expect significant changes in interest rates, and we do not view any part of the yield curve as significantly undervalued. Given this outlook, we remain focused on finding opportunities to add income to the Portfolio. In a stable interest-rate environment, we expect our overweight to 30-year MBS, with their potentially significant income advantages, to remain a significant contributor to total return.

 AVERAGE ANNUAL TOTAL RETURNS
 PERIODS ENDED MARCH 31, 2007

                                                                 SINCE
                        6 MONTHS(c)             1 YEAR        INCEPTION(a)
                       ----------------------------------------------------------

                       LOOMIS SAYLES SECURITIZED ASSET FUND
                          3.14%                  6.85%            6.03%
                       ----------------------------------------------------------

                       LEHMAN SECURITIZED INDEX(b)
                          3.11                   6.90             5.56
                       ----------------------------------------------------------

                       LIPPER US MORTGAGE FUNDS INDEX(b)
                          2.87                   6.40             5.25
                       ----------------------------------------------------------

                       GROSS EXPENSE RATIO (before waivers and reimbursements)(d)
                       Institutional: 0.74%
                       ----------------------------------------------------------

                       NET EXPENSE RATIO (after waivers and reimbursements)(d)
                       Institutional: 0.00%
                       ----------------------------------------------------------


CUMULATIVE PERFORMANCE

 INCEPTION TO MARCH 31, 2007


                                     [CHART]

                Loomis Sayles      Lehman  Lipper
                 Securitized         High Yield            US Mortgage
                 Asset Fund        Index/(a)(b)/       Funds Index/(a)(b)/
                -------------      --------------      -------------------
   3/2/2006        $10,000           $10,000                 $10,000
  3/31/2006          9,970             9,919                   9,935
  4/30/2006          9,983             9,921                   9,930
  5/31/2006          9,963             9,903                   9,916
  6/30/2006          9,970             9,921                   9,936
  7/31/2006         10,118            10,062                  10,063
  8/31/2006         10,247            10,209                  10,193
  9/30/2006         10,327            10,284                  10,276
 10/31/2006         10,408            10,357                  10,343
 11/30/2006         10,525            10,476                  10,454
 12/31/2006         10,480            10,442                  10,412
  1/31/2007         10,480            10,444                  10,417
  2/28/2007         10,624            10,578                  10,544
  3/31/2007         10,650            10,604                  10,570



Data quoted reflects past performance and cannot guarantee future results. Total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than quoted.

Returns do not reflect the taxes that a shareholder would pay on fund distributions or the redemption of shares. Periods of less than one year are not annualized.

(a) Since Index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value of the month-end closest to the Fund's inception date. (b) See page 5 for a description of the Indices. (c) Not annualized. (d) The amount shown under Gross Expense Ratio reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the fund (not advisory fees charged for the entire "wrap fee" program or for an investor's separate account with Loomis Sayles), and the amount of operating expenses of the Fund, which is paid for by Loomis Sayles. The amount shown under Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund.

WHAT YOU SHOULD KNOW

High yield securities are subject to a high degree of market and credit risk. The secondary market for these securities may lack liquidity, which may adversely affect the value of the Fund. Securities issued by US government agencies are not issued by, and may not be guaranteed by the US government.

ADDITIONAL INFORMATION

INDEX DEFINITIONS
Lipper High Current Yield Funds Index is an equally weighted, unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.
Lipper US Mortgage Funds Index is an equally weighted, unmanaged index of typically the 30 largest mutual funds within the US mortgage funds investment objective.
Source: Lipper, Inc.

Lehman High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included.
Lehman Securitized Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible) and fixed rate mortgage-backed securities.
Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Indices are unmanaged and do not have expenses that affect results, unlike most mutual funds. It is not possible to invest directly in an index.

PROXY VOTING INFORMATION
A description of the Funds' proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330;
(ii) on the Funds' website, www.loomissayles.com, and (iii) on the SEC's website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2006 is available on
(i) the Funds' website and (ii) the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. and IXIS Asset Management Advisors, L.P. ("IXIS Advisors") and to participants in "wrap-fee" programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or IXIS Advisors. The institutional investment advisory clients of Loomis Sayles and IXIS Advisors pay Loomis Sayles or IXIS Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors, in turn, pay a fee to IXIS Advisors. "Wrap fee" program participants should read carefully the wrap fee brochure provided to them by their program's sponsor and the fees paid by such sponsor to IXIS Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund's net asset value.

The first line in each Fund's table below shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2006 through March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual Fund returns and expenses.

The second line in each Fund's table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,067.40                  $0.00
Hypothetical (5% return before expenses)              $1,000.00               $1,024.93                  $0.00
*Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

LOOMIS SAYLES SECURITIZED ASSET

                                                      Beginning                Ending                Expenses Paid
                                                    Account Value           Account Value           During Period*
Institutional Class                                    10/1/06                 3/31/07             10/1/06 - 3/31/07
-------------------                                 -------------           -------------          -----------------
Actual                                                $1,000.00               $1,031.40                  $0.00
Hypothetical (5% return before expenses)              $1,000.00               $1,024.93                  $0.00
*Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the half-year period).

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND



                                                          PRINCIPAL AMOUNT  VALUE (+)
-------------------------------------------------------------------------------------

BONDS AND NOTES -  90.8% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS -  84.2%

AEROSPACE & DEFENSE - 1.9%
Bombardier, Inc., 7.450%, 5/01/2034, 144A                 $      1,335,000 $1,254,900
                                                                           ----------
AIRLINES - 1.4%
American Airlines, Inc., Series 93A6,
 8.040%, 9/16/2011                                                 138,557    139,596
Continental Airlines, Inc., Series 1997-4B,
 6.900%, 1/02/2017                                                  96,407     95,684
Continental Airlines, Inc., Series 1998-1, Class B,
 6.748%, 3/15/2017                                                 334,959    335,378
Continental Airlines, Inc., Series 2000-2, Class B,
 8.307%, 4/02/2018                                                  15,974     16,653
Continental Airlines, Inc., Series 2001-1B,
 7.373%, 12/15/2015                                                 82,095     82,506
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                       305,000    265,836
                                                                           ----------
                                                                              935,653
                                                                           ----------
AUTOMOTIVE - 4.7%
Cummins, Inc., 6.750%, 2/15/2027                                   139,000    139,136
Cummins, Inc., 7.125%, 3/01/2028                                   150,000    155,555
Ford Motor Co., 6.625%, 2/15/2028(b)                               165,000    119,213
Ford Motor Co., 6.625%, 10/01/2028                               1,470,000  1,062,075
Ford Motor Co., 7.125%, 11/15/2025                                  35,000     26,338
Ford Motor Co., 7.450%, 7/16/2031(b)                               695,000    537,756
Ford Motor Co., 7.500%, 8/01/2026                                  110,000     85,800
Ford Motor Credit Co., 7.000%, 10/01/2013(b)                       200,000    185,917
Ford Motor Credit Co., 7.250%, 10/25/2011                          370,000    359,604
Ford Motor Credit Co., 8.000%, 12/15/2016                          100,000     96,224
General Motors Corp., 8.375%, 7/15/2033(b)                          15,000     13,463
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                      320,000    297,600
Tenneco Automotive, Inc., 8.625%, 11/15/2014(b)                     10,000     10,425
                                                                           ----------
                                                                            3,089,106
                                                                           ----------
BUILDING MATERIALS - 1.0%
Owens Corning, Inc., 6.500%, 12/01/2016, 144A                       85,000     86,819
Owens Corning, Inc., 7.000%, 12/01/2036, 144A                      130,000    129,652
Texas Industries, Inc., 7.250%, 7/15/2013                           70,000     72,100
USG Corp., 6.300%, 11/15/2016, 144A                                365,000    367,584
                                                                           ----------
                                                                              656,155
                                                                           ----------
CHEMICALS - 4.5%
Borden, Inc., 7.875%, 2/15/2023                                    325,000    277,062
Borden, Inc., 8.375%, 4/15/2016                                    175,000    162,750
Borden, Inc., 9.200%, 3/15/2021                                    220,000    209,550
Chemtura Corp., 6.875%, 6/01/2016                                  235,000    227,363
Georgia Gulf Corp., 10.750%, 10/15/2016,
 144A(b)                                                           165,000    158,400
Hercules, Inc., 6.500%, 6/30/2029                                  675,000    573,750
LPG International, Inc., 7.250%, 12/20/2015(b)                     100,000    103,000
Lyondell Chemical Co., 8.000%, 9/15/2014                           285,000    298,537
Methanex Corp., 6.000%, 8/15/2015                                  150,000    143,622
Mosaic Co. (The), 7.375%, 12/01/2014, 144A                         110,000    114,675
Mosaic Co. (The), 7.625%, 12/01/2016, 144A                         115,000    121,325
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028                    185,000    173,438
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018                     55,000     54,725

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                           PRINCIPAL AMOUNT     VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CHEMICALS - CONTINUED
Nalco Finance Holdings, Inc.,
 (step to 9.000% on 2/1/2009),
 Zero Coupon Bond, 2/01/2014(c)                            $         43,000    $   37,840
Polyone Corp., 8.875%, 5/01/2012(b)                                  80,000        80,400
PQ Corp., 7.500%, 2/15/2013                                         160,000       161,600
                                                                               ----------
                                                                                2,898,037
                                                                               ----------
CONSTRUCTION MACHINERY - 0.7%
Case Corp., 7.250%, 1/15/2016                                       325,000       339,625
Case Credit Corp., 6.750%, 10/21/2007                               100,000       100,375
Great Lakes Dredge & Dock Corp.,
 7.750%, 12/15/2013                                                  35,000        34,737
                                                                               ----------
                                                                                  474,737
                                                                               ----------
CONSUMER PRODUCTS - 0.3%
Church & Dwight Co., Inc., 6.000%, 12/15/2012                       195,000       190,125
Jostens IH Corp., 7.625%, 10/01/2012                                 25,000        25,438
                                                                               ----------
                                                                                  215,563
                                                                               ----------
ELECTRIC - 5.4%
AES Corp., 7.750%, 3/01/2014                                        160,000       168,000
Allegheny Energy Supply Co., LLC,
 7.800%, 3/15/2011(b)                                                40,000        42,500
Allegheny Generating Co., 6.875%, 9/01/2023                         100,000       100,250
Dynegy Holdings, Inc., 7.125%, 5/15/2018                            195,000       187,200
Dynegy Holdings, Inc., 7.625%, 10/15/2026                           325,000       315,250
Dynegy Holdings, Inc., 8.375%, 5/01/2016                            280,000       291,200
Edison Mission Energy, 7.730%, 6/15/2009                            210,000       217,350
Edison Mission Energy, 7.750%, 6/15/2016                            515,000       536,888
Empresa Nacional de Electricidad SA (Endesa-
 Chile), 7.875%, 2/01/2027                                           45,000        51,011
Enersis SA, 7.375%, 1/15/2014(b)                                     50,000        54,270
Enersis SA, 7.400%, 12/01/2016                                      175,000       192,608
NGC Corporation Capital Trust I, Series B,
 8.316%, 6/01/2027                                                  360,000       345,600
NRG Energy, Inc., 7.250%, 2/01/2014                                  45,000        46,125
NRG Energy, Inc., 7.375%, 2/01/2016                                 220,000       226,050
NRG Energy, Inc., 7.375%, 1/15/2017                                 225,000       230,906
NSG Holdings LLC, 7.750%, 12/15/2025, 144A                          355,000       370,975
TECO Energy, Inc., 7.200%, 5/01/2011                                125,000       132,500
TXU Corp., Series R, 6.550%, 11/15/2034                              30,000        25,122
                                                                               ----------
                                                                                3,533,805
                                                                               ----------
FINANCIAL OTHER - 0.1%
Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A                    95,000        95,475
                                                                               ----------
FOOD & BEVERAGE - 0.8%
Aramark Services, Inc., 5.000%, 6/01/2012                           145,000       130,137
Cosan Finance Ltd., 7.000%, 2/01/2017, 144A                         105,000       103,425
JBS SA, 10.500%, 8/04/2016, 144A                                    110,000       125,125
Sara Lee Corp., 6.125%, 11/01/2032                                  165,000       152,509
                                                                               ----------
                                                                                  511,196
                                                                               ----------

                                                        PRINCIPAL AMOUNT  VALUE (+)
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

GAMING - 0.1%
Harrah's Operating Co., Inc., 5.750%, 10/01/2017        $         50,000 $   41,375
                                                                         ----------
HEALTHCARE - 3.4%
Accellent, Inc., 10.500%, 12/01/2013                             125,000    129,375
DaVita, Inc., 7.250%, 3/15/2015(b)                               155,000    156,744
HCA, Inc., 6.500%, 2/15/2016(b)                                  400,000    340,500
HCA, Inc., 7.050%, 12/01/2027                                    430,000    341,112
HCA, Inc., 7.500%, 12/15/2023                                     30,000     25,456
HCA, Inc., 7.500%, 11/06/2033                                    605,000    515,763
HCA, Inc., Series MTN, 7.580%, 9/15/2025                         195,000    164,596
HCA, Inc., 7.690%, 6/15/2025                                     150,000    129,306
HCA, Inc., Series MTN, 7.750%, 7/15/2036                          20,000     16,945
HCA, Inc., 8.360%, 4/15/2024                                      40,000     36,432
IASIS Healthcare, 8.750%, 6/15/2014                              320,000    331,200
                                                                         ----------
                                                                          2,187,429
                                                                         ----------

HOME CONSTRUCTION - 3.9%
Beazer Homes USA, Inc., 6.875%, 7/15/2015(b)                      75,000     66,938
Centex Corp., 5.250%, 6/15/2015(b)                                75,000     68,439
Desarrolladora Homex SAB de CV,
 7.500%, 9/28/2015                                               595,000    614,040
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016                695,000    595,962
K. Hovnanian Enterprises, Inc.,
 6.375%, 12/15/2014                                              105,000     91,875
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                130,000    116,350
KB Home, 5.875%, 1/15/2015(b)                                     40,000     35,300
KB Home, 6.250%, 6/15/2015                                       110,000     98,588
KB Home, 7.250%, 6/15/2018                                       280,000    258,587
Lennar Corp., Series B, 5.600%, 5/31/2015                        150,000    141,091
Pulte Homes, Inc., 6.000%, 2/15/2035(b)                          475,000    423,675
Toll Brothers Finance Corp., 5.150%, 5/15/2015(b)                 40,000     36,164
                                                                         ----------
                                                                          2,547,009
                                                                         ----------

INDEPENDENT ENERGY - 2.4%
Chesapeake Energy Corp., 6.500%, 8/15/2017                       540,000    533,250
Chesapeake Energy Corp., 6.875%, 1/15/2016                       100,000    101,250
Chesapeake Energy Corp., 6.875%, 11/15/2020                      320,000    318,400
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A                    410,000    402,825
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A                     185,000    196,100
Swift Energy Co., 7.625%, 7/15/2011                               20,000     20,500
                                                                         ----------
                                                                          1,572,325
                                                                         ----------

INDUSTRIAL OTHER - 1.3%
Baldor Electric Co., 8.625%, 2/15/2017                           325,000    343,687
Chart Industries, Inc., 9.875%, 10/15/2015, 144A                 305,000    318,725
Ranhill Labuan Ltd.,
 12.500%, 10/26/2011, 144A(b)                                    155,000    153,714
                                                                         ----------
                                                                            816,126
                                                                         ----------

INTEGRATED ENERGY - 0.1%
Cerro Negro Finance Ltd.,
 7.900%, 12/01/2020, 144A                                         90,000     90,000
                                                                         ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                            PRINCIPAL AMOUNT     VALUE (+)
------------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

LODGING - 0.9%
Host Marriott LP, Series M, 7.000%, 8/15/2012               $        175,000    $  178,281
Host Marriott LP, Series O, 6.375%, 3/15/2015                         50,000        49,625
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016                      315,000       323,448
                                                                                ----------
                                                                                   551,354
                                                                                ----------

MEDIA CABLE - 2.9%
Charter Communications Operating LLC/CAP,
 8.000%, 4/30/2012, 144A                                             170,000       177,012
Comcast Corp., 5.650%, 6/15/2035                                      80,000        72,483
CSC Holdings, Inc., 6.750%, 4/15/2012, 144A                          215,000       213,387
CSC Holdings, Inc., 7.625%, 7/15/2018(b)                             375,000       378,750
CSC Holdings, Inc., 7.875%, 2/15/2018                                310,000       318,525
Rogers Cable, Inc., 5.500%, 3/15/2014                                525,000       511,219
Virgin Media Finance PLC, 8.750%, 4/15/2014                           30,000        31,200
Virgin Media Finance PLC, 9.125%, 8/15/2016                          175,000       184,625
                                                                                ----------
                                                                                 1,887,201
                                                                                ----------
MEDIA NON-CABLE - 2.7%
Dex Media, Inc., 8.000%, 11/15/2013                                   30,000        31,425
EchoStar DBS Corp., 7.125%, 2/01/2016                                275,000       283,938
Idearc, Inc., 8.000%, 11/15/2016, 144A                               455,000       468,081
Intelsat Corp., 6.875%, 1/15/2028                                    235,000       216,788
R.H. Donnelley Corp., Series A-1,
 6.875%, 1/15/2013                                                   480,000       466,800
R.H. Donnelley Corp., Series A-2,
 6.875%, 1/15/2013                                                   325,000       316,062
                                                                                ----------
                                                                                 1,783,094
                                                                                ----------
METALS & MINING - 0.4%
International Steel Group, Inc., 6.500%, 4/15/2014                    75,000        78,094
Novelis, Inc., 7.250%, 2/15/2015                                      70,000        74,025
Peabody Energy Corp., 7.375%, 11/01/2016                             110,000       115,775
                                                                                ----------
                                                                                   267,894
                                                                                ----------
NON-CAPTIVE DIVERSIFIED - 1.0%
GMAC LLC, 6.750%, 12/01/2014                                         455,000       447,307
GMAC LLC, 6.875%, 9/15/2011                                          150,000       150,145
                                                                                ----------
                                                                                   597,452
                                                                                ----------
OIL FIELD SERVICES - 1.9%
Basic Energy Services, Inc., 7.125%, 4/15/2016                       250,000       243,750
Grant Prideco, Inc., 6.125%, 8/15/2015                               230,000       228,275
North American Energy Partners, Inc.,
 8.750%, 12/01/2011                                                  620,000       632,400
Petrobras Energia SA, Series I,
 8.125%, 7/15/2010, 144A                                              40,000        42,100
Pride International, Inc., 7.375%, 7/15/2014                          85,000        87,125
                                                                                ----------
                                                                                 1,233,650
                                                                                ----------

                                                       PRINCIPAL AMOUNT  VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

PACKAGING - 2.1%
Owens-Illinois, Inc., 7.500%, 5/15/2010                $        500,000 $  507,500
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)                      825,000    843,562
                                                                        ----------
                                                                         1,351,062
                                                                        ----------
PAPER - 4.0%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(b)                 75,000     63,750
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                    40,000     34,200
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028(b)                250,000    207,500
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                    25,000     21,750
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                   190,000    169,100
Boise Cascade LLC, 8.235%, 10/15/2012(d)                         20,000     20,075
Bowater, Inc., 6.500%, 6/15/2013                                435,000    392,587
Domtar, Inc., 5.375%, 12/01/2013                                250,000    230,313
Georgia-Pacific Corp., 7.375%, 12/01/2025                       460,000    443,900
Georgia-Pacific Corp., 7.750%, 11/15/2029                       525,000    519,750
Georgia-Pacific Corp., 8.000%, 1/15/2024                        180,000    180,900
Georgia-Pacific Corp., 8.875%, 5/15/2031                        110,000    116,600
Georgia-Pacific Corp., (Timber Group),
 7.250%, 6/01/2028                                              205,000    195,775
                                                                        ----------
                                                                         2,596,200
                                                                        ----------
PHARMACEUTICALS - 2.3%
Elan Financial Plc, 7.750%, 11/15/2011                          700,000    687,750
Elan Financial Plc, 8.875%, 12/01/2013, 144A                    770,000    782,512
                                                                        ----------
                                                                         1,470,262
                                                                        ----------
PIPELINES - 3.8%
El Paso Corp., 6.375%, 2/01/2009                                240,000    243,900
El Paso Corp., 6.950%, 6/01/2028(b)                             250,000    256,875
KN Capital Trust III, 7.630%, 4/15/2028(b)                       35,000     33,791
Kinder Morgan Energy Partners,
 5.800%, 3/15/2035(b)                                            60,000     55,340
Kinder Morgan Finance, 5.700%, 1/05/2016                        130,000    121,889
Kinder Morgan Finance, 6.400%, 1/05/2036                        420,000    376,082
Kinder Morgan, Inc., Senior Note,
 5.150%, 3/01/2015                                              225,000    206,355
Kinder Morgan, Inc., 6.670%, 11/01/2027                         100,000     92,132
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028                  150,000    160,600
Williams Cos., Inc., 7.500%, 1/15/2031                          235,000    249,100
Williams Cos., Inc., 7.750%, 6/15/2031(b)                        85,000     90,950
Williams Partners LP, 7.250%, 2/01/2017, 144A                   530,000    560,475
                                                                        ----------
                                                                         2,447,489
                                                                        ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Rouse Co. LP/TRC Co-Issuer,
 6.750%, 5/01/2013, 144A                                        325,000    331,218
                                                                        ----------
RESTAURANTS - 0.2%
Denny's Corp. Holdings, Inc., 10.000%, 10/01/2012               120,000    127,950
                                                                        ----------
RETAILERS - 2.1%
Dillard's, Inc., 6.625%, 1/15/2018(b)                           155,000    150,544
Dillard's, Inc., 7.000%, 12/01/2028                             480,000    436,800
Dillard's, Inc., 7.130%, 8/01/2018                              175,000    172,156
Dillard's, Inc., 7.875%, 1/01/2023                               75,000     74,531

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                         PRINCIPAL AMOUNT     VALUE (+)
---------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

RETAILERS - CONTINUED
Foot Locker, Inc., 8.500%, 1/15/2022                     $        280,000    $  287,000
GSC Holdings Corp., 8.000%, 10/01/2012                            215,000       227,900
                                                                             ----------
                                                                              1,348,931
                                                                             ----------
SOVEREIGNS - 0.5%
Republic of Brazil, 8.250%, 1/20/2034(b)                          235,000       294,925
                                                                             ----------
SUPERMARKETS - 3.0%
Albertson's, Inc., 6.625%, 6/01/2028                              605,000       553,914
Albertson's, Inc., 7.450%, 8/01/2029(b)                         1,075,000     1,057,513
Albertson's, Inc., 7.750%, 6/15/2026                              220,000       222,800
Albertson's, Inc., 8.000%, 5/01/2031                               30,000        30,575
American Stores Co., 8.000%, 6/01/2026                             70,000        75,070
Couche-Tard US/Finance, 7.500%, 12/15/2013                         40,000        41,100
                                                                             ----------
                                                                              1,980,972
                                                                             ----------
TECHNOLOGY - 8.1%
Activant Solutions, Inc., 9.500%, 5/01/2016                        90,000        88,650
Amkor Technology, Inc., 10.500%, 5/01/2009(b)                      15,000        15,038
Flextronics International Ltd., 6.250%, 11/15/2014                380,000       367,650
Freescale Semiconductor, Inc.,
 10.125%, 12/15/2016, 144A(b)                                     330,000       330,825
Hynix Semiconductor, Inc., 9.875%, 7/01/2012,
 144A                                                              50,000        55,750
Lucent Technologies, Inc., 6.450%, 3/15/2029                    2,060,000     1,859,150
Lucent Technologies, Inc., 6.500%, 1/15/2028                      290,000       261,725
Nortel Networks Corp., 6.875%, 9/01/2023                          125,000       116,250
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A                    370,000       406,075
Northern Telecom Capital Corp.,
 7.875%, 6/15/2026                                                660,000       635,250
Unisys Corp, 8.000%, 10/15/2012                                    25,000        25,062
Xerox Corp., 6.400%, 3/15/2016                                  1,080,000     1,110,807
                                                                             ----------
                                                                              5,272,232
                                                                             ----------
TRANSPORTATION SERVICES - 1.9%
APL Ltd., 8.000%, 1/15/2024(e)                                    185,000       171,845
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)                    34,292        37,721
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)                   347,188       305,526
Overseas Shipholding Group, 7.500%, 2/15/2024                     155,000       157,325
Stena AB, 7.000%, 12/01/2016                                      525,000       519,750
Stena AB, 7.500%, 11/01/2013                                       45,000        45,675
                                                                             ----------
                                                                              1,237,842
                                                                             ----------
TREASURIES - 3.6%
U.S. Treasury Note, 4.625%, 11/30/2008(b)                       2,365,000     2,363,337
                                                                             ----------
WIRELESS - 3.6%
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/2017                                                150,000       169,500
Rogers Wireless, Inc., 6.375%, 3/01/2014                          400,000       410,000
Rogers Wireless, Inc., 7.250%, 12/15/2012                          50,000        53,438
Sprint Capital Corp., 6.875%, 11/15/2028                          501,000       498,939
Sprint Nextel Corp., 6.000%, 12/01/2016                           502,000       494,021
True Move Co. Ltd., 10.750%, 12/16/2013, 144A                     730,000       742,775
                                                                             ----------
                                                                              2,368,673
                                                                             ----------

                                                           PRINCIPAL AMOUNT   VALUE (+)
---------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - 6.7%
Cincinnati Bell Telephone Co.,
 6.300%, 12/01/2028                                        $        185,000 $   169,275
Cincinnati Bell, Inc., 8.375%, 1/15/2014                            150,000     153,375
Citizens Communications Co.,
 7.000%, 11/01/2025(b)                                               15,000      13,800
Citizens Communications Co., 7.125%, 3/15/2019,
 144A                                                               325,000     321,750
Citizens Communications Co., 7.450%, 7/01/2035                      325,000     303,062
Citizens Communications Co., 7.875%, 1/15/2027,
 144A                                                               315,000     322,087
Embarq Corp., 7.995%, 6/01/2036                                     350,000     361,414
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A                        785,000     795,794
L-3 Communications Corp., Series B,
 6.375%, 10/15/2015                                                  25,000      24,781
Level 3 Financing, Inc., 8.750%, 2/15/2017, 144A                    425,000     428,187
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                     515,000     484,744
Qwest Capital Funding, Inc.,
 6.875%, 7/15/2028(b)                                               385,000     363,825
Qwest Capital Funding, Inc., 7.625%, 8/03/2021                      200,000     201,000
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                      265,000     263,013
Qwest Corp., 6.875%, 9/15/2033(b)                                   150,000     144,750
Qwest Corp., 7.250%, 9/15/2025                                       10,000      10,313
                                                                            -----------
                                                                              4,361,170
                                                                            -----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $53,403,791)                                               54,791,799
                                                                            -----------

CONVERTIBLE BONDS - 6.6%

HEALTHCARE - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                                  50,000      44,562
                                                                            -----------
INDUSTRIAL OTHER - 0.2%
Incyte Corp., 3.500%, 2/15/2011(b)                                  180,000     157,050
                                                                            -----------
MEDIA NON-CABLE - 0.5%
Liberty Media LLC, 3.500%, 1/15/2031                                154,916     151,624
Sinclair Broadcast Group, Inc.,
 (Step to 2.000% on 1/15/2011),
 4.875%, 7/15/2018(c)                                               190,000     186,913
                                                                            -----------
                                                                                338,537
                                                                            -----------
PHARMACEUTICALS - 2.4%
CV Therapeutics, Inc., 3.250%, 8/16/2013                            210,000     159,600
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                      165,000     160,669
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                        45,000      38,306
Human Genome Sciences, Inc.,
 2.250%, 8/15/2012(b)                                               225,000     198,281
Nektar Therapeutics, 3.250%, 9/28/2012                              205,000     198,081
Regeneron Pharmaceuticals, Inc.,
 5.500%, 10/17/2008                                                 160,000     169,200
Valeant Pharmaceuticals International,
 3.000%, 8/16/2010                                                  180,000     164,700
Valeant Pharmaceuticals International,
 4.000%, 11/15/2013                                                 510,000     464,738
                                                                            -----------
                                                                              1,553,575
                                                                            -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                          PRINCIPAL AMOUNT      VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TECHNOLOGY - 1.2%
Ciena Corp., 3.750%, 2/01/2008(b)                         $         55,000    $    53,969
JDS Uniphase Corp., Zero Coupon Bond,
 11/15/2010                                                        160,000        147,000
Kulicke & Soffa Industries, Inc.,
 0.500%, 11/30/2008                                                 50,000         45,375
Kulicke & Soffa Industries, Inc.,
 1.000%, 6/30/2010(b)                                               45,000         43,256
Maxtor Corp., 5.750%, 3/01/2012(e)                                 134,000        125,960
Nortel Networks Corp., 4.250%, 9/01/2008                           365,000        360,437
                                                                              -----------
                                                                                  775,997
                                                                              -----------
WIRELINES - 2.2%
Level 3 Communications, Inc., 2.875%, 7/15/2010                    265,000        296,138
Level 3 Communications, Inc., 6.000%, 9/15/2009                    105,000        101,456
Level 3 Communications, Inc.,
 6.000%, 3/15/2010(b)                                            1,062,000      1,019,520
                                                                              -----------
                                                                                1,417,114
                                                                              -----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $4,116,212)                                                   4,286,835
                                                                              -----------

TOTAL BONDS AND NOTES
 (Identified Cost $57,520,003)                                                 59,078,634
                                                                              -----------
                                                                    SHARES
-----------------------------------------------------------------------------------------

PREFERRED STOCKS - 2.1%

CONVERTIBLE PREFERRED STOCKS - 2.1%
AUTOMOTIVE - 0.3%
Ford Motor Co., Capital Trust II, 6.500%(b)                          6,225        222,606
                                                                              -----------
CONSUMER PRODUCTS - 0.1%
Newell Financial Trust I, 5.250%                                     1,675         81,866
                                                                              -----------

ELECTRIC - 0.5%
AES Trust III, 6.750%(b)                                             6,975        350,424
                                                                              -----------

HOTELS, RESTAURANTS & LEISURE - 0.1%
Six Flags, Inc., 7.250%(b)                                           2,100         49,087
                                                                              -----------

OIL & GAS & CONSUMABLE FUELS - 0.6%
Chesapeake Energy Corp., 5.000%(b)                                   3,260        354,526
                                                                              -----------

PIPELINES - 0.5%
El Paso Energy Capital Trust I, 4.750%                               7,900        316,000
                                                                              -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $1,299,846)                                                   1,374,509
                                                                              -----------

TOTAL PREFERRED STOCKS
 (Identified Cost $1,299,846)                                                   1,374,509
                                                                              -----------

                                                                                    PRINCIPAL AMOUNT                  VALUE (+)
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 22.8%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/30/07 at 4.250% to
be repurchased at $3,747,327 on 4/02/07
collateralized by $3,855,000 U.S. Treasury Bill,
4.890% due 5/31/07 with a value of $3,821,269,
including accrued interest (Note 2g of Notes to
Financial Statements)                                                               $      3,746,000              $   3,746,000
                                                                                                                  -------------

                                                                                              SHARES
-------------------------------------------------------------------------------------------------------------------------------
State Street Securities Lending Quality Trust(g)                                          11,107,308                 11,107,308
                                                                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $14,853,308)                                                                                       14,853,308
                                                                                                                  -------------

TOTAL INVESTMENTS - 115.7%
 (Identified Cost $73,673,157)(a)                                                                                    75,306,451
 Other assets less liabilities--(15.7)%                                                                            (10,192,307)
                                                                                                                  -------------

TOTAL NET ASSETS - 100.0%                                                                                         $  65,114,144
                                                                                                                  -------------

(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds.
   Amortization of premium on debt securities is excluded for tax purposes):
 At March 31, 2007, the net unrealized appreciation on investments based on a cost of $73,683,174 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $   2,111,044
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value     (487,767)
                                                                                                                  -------------
   Net unrealized appreciation                                                                                    $   1,623,277
                                                                                                                  -------------

(b) All or a portion of this security was on loan at March 31, 2007.
(c) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(d) Variable rate security. Rate as of March 31, 2007 is disclosed.
(e) Illiquid security.
(f) Non-income producing security.
(g) Represents investments of security lending collateral.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the total value of these securities amounted to $10,333,583 or 15.87% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
MTN Medium Term Note

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

                         Technology                9.3%
                         Wirelines                 8.9
                         Electric                  5.9
                         Automotive                5.0
                         Pharmaceuticals           4.7
                         Chemicals                 4.5
                         Pipelines                 4.3
                         Paper                     4.0
                         Home Construction         3.9
                         Wireless                  3.6
                         Treasuries                3.6
                         Healthcare                3.5
                         Media Non-Cable           3.2
                         Supermarkets              3.0
                         Media Cable               2.9
                         Independent Energy        2.4
                         Retailers                 2.1
                         Packaging                 2.1
                         Other, less than 2% each 16.0

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

LOOMIS SAYLES SECURITIZED ASSET FUND


                                                             PRINCIPAL AMOUNT   VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - 103.6% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 103.6%

ASSET-BACKED SECURITIES - 4.4%
Chase Issuance Trust, Series, 2005-A9, Class A9,
 5.340%, 11/15/2011(b)                                       $        500,000 $   500,346
CNH Equipment Trust, Series 2004-A, Series A4B,
 3.480%, 9/15/2011                                                  7,170,000   7,052,155
Countrywide Asset-Backed Certificates, Series
 2004-S1, Class A3, 4.615%, 2/25/2035                                 420,000     408,069
Countrywide Asset-Backed Certificates, Series
 2006-S1, Class A2, 5.549%, 8/25/2021                                 200,000     199,494
Countrywide Asset-Backed Certificates, Series
 2006-S7, Class A3, 5.712%, 11/25/2035(b)                           2,355,000   2,354,369
Countrywide Asset-Backed Certificates, Series
 2006-S3, Class A3, 6.287%, 6/25/2021                                 660,000     671,441
Residential Asset Mortgage Products, Inc., Series
 2004-RZ1, Class AI5, 4.070%, 7/25/2032(b)                            367,799     362,054
                                                                              -----------
                                                                               11,547,928
                                                                              -----------
AUTO LOAN - 0.1%
Nissan Auto Receivables Owner Trust, Series
 2005-A, Class A4, 3.820%, 7/15/2010                                  325,000     320,148
                                                                              -----------
HYBRID ARMS - 4.9%
Countrywide Home Loans, Series 2004-HYB4,
 Class 6A2, 5.445%, 4/20/2035(b)                                      977,082     966,295
Indymac Index Mortgage Loan Trust, Series 2006-
 AR25, Class 3A1, 6.387%, 9/25/2036(b)                              6,742,058   6,890,060
JPMorgan Mortgage Trust, Series 2006-A7,
 Class 1A3, 5.936%, 1/25/2037(b)                                    2,070,894   2,075,524
Morgan Stanley Mortgage Loan Trust, Series 2005-
 3AR, Class 5A, 5.592%, 7/25/2035(b)                                  994,477     983,131
Washington Mutual Mortgage Pass-Through
 Certificates, Series 2003-AR5, Class A6,
 3.695%, 6/25/2033(b)                                               1,000,000     983,838
Washington Mutual Mortgage Pass-Through
 Certificates, Series 2004-AR7, Class A2A,
 3.537%, 7/25/2034(b)                                                 261,785     261,145
Wells Fargo Mortgage Backed Securities Trust,
 Series 2005-AR16, Class 3A2,
 4.996%, 10/25/2035(b)                                                480,358     480,022
                                                                              -----------
                                                                               12,640,015
                                                                              -----------
MORTGAGE RELATED - 94.2%
Banc of America Commercial Mortgage, Inc., Series
 2005-6, Class A2, 5.165%, 9/10/2047                                  120,000     120,216
Banc of America Commercial Mortgage, Inc., Series
 2005-6, Class A4, 5.353%, 9/10/2047(b)                               189,000     188,147
Banc of America Commercial Mortgage, Inc., Series
 2006-4, Class A2, 5.522%, 7/10/2046                                  460,000     466,819
Bank of America-First Union NB Commercial
 Mortgage, Series 2001-3, Class A2,
 5.464%, 4/11/2037                                                    430,000     434,885
Bear Stearns Commercial Mortgage Securities, Series
 2001-TOP2, Class A2, 6.480%, 2/15/2035                               175,000     182,863

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                             PRINCIPAL AMOUNT     VALUE (+)
-------------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Bear Stearns Commercial Mortgage Securities, Series
 2005-PW10, Class A2, 5.270%, 12/11/2040                     $      1,541,000    $1,548,816
Bear Stearns Commercial Mortgage Securities, Series
 2005-T18, Class A2, 4.556%, 2/13/2042(b)                             171,000       168,646
Bear Stearns Commercial Mortgage Securities, Series
 2006-PW12, Class A2, 5.688%, 9/11/2038(b)                          1,000,000     1,019,110
Citigroup/Deutsche Bank Commercial Mortgage
 Trust, Series 2006-CD2, Class A2,
 5.408%, 1/15/2046                                                    367,000       369,894
Citigroup/Deutsche Bank Commercial Mortgage
 Trust, Series 2006-CD3, Class A5,
 5.617%, 10/15/2048                                                 5,000,000     5,079,226
Commercial Mortgage Pass Through Certificates,
 Series 2006-C7, Class A4, 5.962%, 6/10/2046(b)                       250,000       258,441
Countrywide Alternative Loan Trust,
 Series 2006-15CB, Class A1, 6.500%, 6/25/2036                        679,806       687,933
Countrywide Alternative Loan Trust, Series
 2006-J5, Class 4A1, 6.027%, 7/25/2021(b)                           1,894,629     1,918,254
CS First Boston Mortgage Securities Corp.,
 Series 2005-7, Class 3A1, 5.000%, 8/25/2020                          387,777       385,870
Federal Home Loan Mortgage Corp.,
 4.500%, 8/01/2020                                                     94,144        91,158
Federal Home Loan Mortgage Corp.,
 4.500%, 3/01/2021                                                    113,779       110,148
Federal Home Loan Mortgage Corp.,
 4.500%, 3/01/2021                                                    189,702       183,895
Federal Home Loan Mortgage Corp.,
 4.500%, 6/01/2021                                                  4,572,776     4,427,739
Federal Home Loan Mortgage Corp.,
 4.500%, 3/01/2022                                                  3,000,000     2,903,955
Federal Home Loan Mortgage Corp.,
 4.500%, 10/01/2035                                                   281,532       264,761
Federal Home Loan Mortgage Corp.,
 4.500%, 11/01/2035                                                   127,621       120,019
Federal Home Loan Mortgage Corp.,
 4.586%, 1/01/2035(b)                                               1,104,265     1,113,954
Federal Home Loan Mortgage Corp.,
 5.000%, 7/01/2020                                                     75,374        74,448
Federal Home Loan Mortgage Corp.,
 5.000%, 10/01/2020                                                   449,647       443,632
Federal Home Loan Mortgage Corp.,
 5.000%, 7/01/2035                                                    739,061       714,986
Federal Home Loan Mortgage Corp.,
 5.000%, 9/01/2035                                                    919,363       889,415
Federal Home Loan Mortgage Corp.,
 5.000%, 12/01/2035                                                   185,300       179,263
Federal Home Loan Mortgage Corp.,
 5.000%, 2/01/2036                                                    732,460       708,600
Federal Home Loan Mortgage Corp.,
 5.000%, 2/01/2036                                                    433,613       419,488
Federal Home Loan Mortgage Corp.,
 5.000%, 3/01/2036                                                    458,670       443,285

                                                   PRINCIPAL AMOUNT   VALUE (+)
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal Home Loan Mortgage Corp.,
 5.000%, 3/01/2036                                 $        101,061 $    97,671
Federal Home Loan Mortgage Corp.,
 5.000%, 3/01/2036                                          394,736     381,496
Federal Home Loan Mortgage Corp.,
 5.000%, 4/01/2036                                          186,255     180,007
Federal Home Loan Mortgage Corp.,
 5.000%, 4/01/2036                                          286,839     277,218
Federal Home Loan Mortgage Corp.,
 5.000%, 5/01/2036                                        1,471,691   1,422,326
Federal Home Loan Mortgage Corp.,
 5.000%, 5/01/2036                                          476,931     460,934
Federal Home Loan Mortgage Corp.,
 5.000%, 6/01/2036                                          740,657     715,813
Federal Home Loan Mortgage Corp.,
 5.000%, 7/01/2036                                        1,213,074   1,172,384
Federal Home Loan Mortgage Corp.,
 5.500%, 9/01/2021                                       10,799,306  10,822,129
Federal Home Loan Mortgage Corp.,
 5.500%, 12/01/2021(c)                                    4,981,240   4,991,767
Federal Home Loan Mortgage Corp.,
 5.500%, 12/01/2021                                         973,976     976,034
Federal Home Loan Mortgage Corp.,
 Series 2912, Class EH, 5.500%, 1/15/2035                 2,797,000   2,770,550
Federal Home Loan Mortgage Corp.,
 5.500%, 5/01/2035                                          534,232     529,173
Federal Home Loan Mortgage Corp.,
 5.500%, 7/01/2036                                          958,053     948,038
Federal Home Loan Mortgage Corp.,
 5.500%, 11/01/2036                                         744,963     737,175
Federal Home Loan Mortgage Corp.,
 5.500%, 12/01/2036(c)                                    2,984,160   2,952,963
Federal Home Loan Mortgage Corp.,
 5.500%, 12/01/2036                                       9,903,227   9,799,698
Federal Home Loan Mortgage Corp.,
 6.000%, 9/01/2036(c)                                     4,872,288   4,911,541
Federal Home Loan Mortgage Corp.,
 6.500%, 7/01/2021(c)                                       813,199     832,729
Federal Home Loan Mortgage Corp.,
 6.500%, 4/01/2036                                          251,305     256,284
Federal Home Loan Mortgage Corp. (TBA),
 5.500%, 6/01/2018(d)                                    10,000,000  10,018,750
Federal Home Loan Mortgage Corp. (TBA),
 5.500%, 6/01/2034(d)                                    19,000,000  18,798,125
Federal National Mortgage Association,
 4.500%, 7/01/2020                                        1,182,537   1,146,385
Federal National Mortgage Association,
 4.500%, 3/01/2021                                          760,807     736,517
Federal National Mortgage Association,
 4.500%, 4/01/2021                                          185,646     179,719
Federal National Mortgage Association,
 4.500%, 2/01/2022                                        4,204,281   4,069,681
Federal National Mortgage Association,
 4.500%, 8/01/2035(c)                                     6,348,240   5,968,848

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                             PRINCIPAL AMOUNT  VALUE (+)
------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal National Mortgage Association,
 4.500%, 10/01/2035                          $        952,147 $  895,243
Federal National Mortgage Association,
 4.500%, 12/01/2035                                    91,483     86,016
Federal National Mortgage Association,
 5.000%, 11/01/2020                                    95,405     94,120
Federal National Mortgage Association,
 5.000%, 6/01/2036                                    300,001    290,139
Federal National Mortgage Association,
 5.000%, 9/01/2036                                    191,198    184,721
Federal National Mortgage Association,
 5.000%, 1/01/2037                                    736,769    711,757
Federal National Mortgage Association,
 5.000%, 2/01/2037                                     63,231     61,084
Federal National Mortgage Association,
 5.000%, 2/01/2037                                    400,000    386,420
Federal National Mortgage Association,
 5.000%, 3/01/2037(c)                               2,180,872  2,106,836
Federal National Mortgage Association,
 5.000%, 3/01/2037                                    819,128    791,320
Federal National Mortgage Association,
 5.000%, 4/01/2037                                    600,000    579,631
Federal National Mortgage Association,
 5.500%, 5/01/2035                                    180,643    178,938
Federal National Mortgage Association,
 5.500%, 12/01/2035                                   272,752    270,178
Federal National Mortgage Association,
 5.500%, 2/01/2036                                    194,724    192,693
Federal National Mortgage Association,
 5.500%, 4/01/2036                                    185,996    184,056
Federal National Mortgage Association,
 5.500%, 4/01/2036                                    484,815    479,759
Federal National Mortgage Association,
 5.500%, 4/01/2036                                    467,248    462,375
Federal National Mortgage Association,
 5.500%, 4/01/2036                                     92,967     91,997
Federal National Mortgage Association,
 5.500%, 4/01/2036                                  2,831,326  2,804,601
Federal National Mortgage Association,
 5.500%, 5/01/2036                                    708,733    701,341
Federal National Mortgage Association,
 5.500%, 5/01/2036                                    472,132    467,208
Federal National Mortgage Association,
 5.500%, 5/01/2036                                    709,025    701,630
Federal National Mortgage Association,
 5.500%, 6/01/2036                                  1,664,976  1,647,612
Federal National Mortgage Association,
 5.500%, 6/01/2036                                    694,849    687,602
Federal National Mortgage Association,
 5.500%, 6/01/2036(c)                               4,794,514  4,744,510
Federal National Mortgage Association,
 5.500%, 6/01/2036                                    948,417    938,526
Federal National Mortgage Association,
 5.500%, 7/01/2036                                    482,383    477,352

                                                PRINCIPAL AMOUNT     VALUE (+)
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal National Mortgage Association,
 5.500%, 8/01/2036                              $        732,318    $  724,680
Federal National Mortgage Association,
 5.500%, 8/01/2036                                       801,153       792,797
Federal National Mortgage Association,
 5.500%, 8/01/2036                                       776,321       768,225
Federal National Mortgage Association,
 5.500%, 9/01/2036                                     1,845,589     1,826,340
Federal National Mortgage Association,
 5.500%, 10/01/2036                                    2,781,692     2,752,680
Federal National Mortgage Association,
 5.500%, 10/01/2036                                    1,182,067     1,169,739
Federal National Mortgage Association,
 5.500%, 11/01/2036                                    2,949,923     2,919,157
Federal National Mortgage Association,
 5.500%, 12/01/2036                                    1,477,006     1,461,602
Federal National Mortgage Association,
 5.500%, 12/01/2036(c)                                 2,006,553     1,985,626
Federal National Mortgage Association,
 5.500%, 12/01/2036(c)                                 3,967,677     3,926,297
Federal National Mortgage Association,
 5.500%, 12/01/2036                                    9,903,477     9,800,189
Federal National Mortgage Association,
 5.500%, 1/01/2037                                     3,261,927     3,227,907
Federal National Mortgage Association,
 5.500%, 1/01/2037                                     4,385,274     4,339,538
Federal National Mortgage Association,
 5.745%, 9/01/2036(b)(c)                               5,450,450     5,512,488
Federal National Mortgage Association,
 6.000%, 5/01/2021                                       254,833       259,085
Federal National Mortgage Association,
 6.000%, 10/01/2034                                       93,413        94,355
Federal National Mortgage Association,
 6.000%, 4/01/2036                                       375,107       377,895
Federal National Mortgage Association,
 6.000%, 6/01/2036(c)                                  6,226,385     6,272,667
Federal National Mortgage Association,
 6.000%, 9/01/2036                                     1,414,532     1,425,046
Federal National Mortgage Association,
 6.000%, 10/01/2036                                    1,969,197     1,983,835
Federal National Mortgage Association,
 6.000%, 11/01/2036(c)                                 4,927,594     4,964,222
Federal National Mortgage Association,
 6.000%, 1/01/2037                                     1,190,197     1,199,044
Federal National Mortgage Association,
 6.500%, 4/01/2036(c)                                    550,519       561,599
Federal National Mortgage Association,
 6.500%, 5/01/2036                                     1,125,876     1,148,535
Federal National Mortgage Association,
 6.500%, 7/01/2036                                       388,888       396,715
Federal National Mortgage Association,
 6.500%, 8/01/2036                                       466,081       475,461
Federal National Mortgage Association,
 6.500%, 11/01/2036                                    7,500,001     7,650,942

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)

                                                       PRINCIPAL AMOUNT  VALUE (+)
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal National Mortgage Association (TBA),
 5.500%, 3/01/2034(d)                                  $      4,410,000 $4,363,144
Federal National Mortgage Association (TBA),
 7.000%, 6/01/2031(d)                                           295,000    304,219
Government National Mortgage Association,
 5.500%, 8/15/2033                                              102,376    101,949
Government National Mortgage Association,
 5.500%, 12/15/2035                                             455,413    453,189
Government National Mortgage Association,
 5.500%, 3/15/2036                                              118,464    117,827
Government National Mortgage Association,
 5.500%, 9/15/2036                                            2,718,794  2,704,181
Government National Mortgage Association,
 6.000%, 6/15/2036                                              243,777    246,959
Government National Mortgage Association,
 6.000%, 7/15/2036                                              431,709    437,345
Government National Mortgage Association,
 6.500%, 12/20/2035                                           4,071,888  4,172,382
Government National Mortgage Association,
 6.500%, 9/15/2036                                            1,343,645  1,378,558
Government National Mortgage Association,
 6.500%, 12/15/2036                                           1,371,165  1,406,793
Greenwich Capital Commercial Funding Corp.,
 Series 2005-GG5, Class A2, 5.117%, 4/10/2037                   120,000    120,038
GS Mortgage Securities Corp. II, Series 2004-GG2,
 Class A6, 5.396%, 8/10/2038                                    125,000    125,632
GS Mortgage Securities Corp. II, Series 2006-GG6,
 Class A2, 5.506%, 4/10/2038                                    500,000    506,216
JPMorgan Chase Commercial Mortgage Securities
 Corp., Series 2007-LDPX, Class A3,
 5.420%, 1/15/2049                                            4,085,000  4,087,083
JPMorgan Chase Commercial Mortgage Securities
 Corp., Series 2006-LDP7, Class A2,
 5.862%, 4/15/2045(b)                                           450,000    463,226
JPMorgan Chase Commercial Mortgage Securities
 Corp., Series 2001-CIBC, Class A3,
 6.260%, 3/15/2033                                              188,221    194,276
LB-UBS Commercial Mortgage Trust, Series
 2005-C3, Class A3, 4.647%, 7/15/2030                           275,000    269,772
LB-UBS Commercial Mortgage Trust, Series
 2006-C3, Class A4, 5.661%, 3/15/2039(b)                      2,000,000  2,042,706
LB-UBS Commercial Mortgage Trust, Series
 2006-C7, Class A2, 5.300%, 11/15/2038                        2,115,000  2,128,034
Merrill Lynch Mortgage Trust, Series 2006-C1,
 Class A2, 5.615%, 5/12/2039(b)                               1,000,000  1,019,169
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, Series 2006-1, Class A4,
 5.432%, 2/12/2039(b)                                         1,000,000  1,010,225
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, Series 2006-2, Class A4,
 5.910%, 6/12/2046(b)                                           250,000    260,601
Merrill Lynch/Countrywide Commercial Mortgage
 Trust, Series 2006-3, Class A4,
 5.414%, 7/12/2046(b)                                         1,000,000  1,001,322

                                                           PRINCIPAL AMOUNT     VALUE (+)
-----------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Morgan Stanley Capital I, Series 2005-T19,
 Class A4A, 4.890%, 6/12/2047                              $         87,000 $      84,553
Morgan Stanley Capital I, Series 2005-HQ6,
 Class A4A, 4.989%, 8/13/2042                                     5,000,000     4,888,089
Morgan Stanley Capital I, Series 2005-HQ7,
 Class A4, 5.204%, 11/14/2042(b)                                  5,965,000     5,935,056
Morgan Stanley Capital I, Series 2006-T23,
 Series A2, 5.741%, 8/12/2041(b)                                    200,000       205,022
Residential Accredit Loans, Inc., Series 2006-QS13,
 Class 2A1, 5.750%, 9/25/2021                                       914,387       922,519
Residential Accredit Loans, Inc., Series 2006-QS18,
 Class 3A3, 5.750%, 12/25/2021                                    3,199,715     3,210,110
Wachovia Bank Commercial Mortgage Trust, Series
 2005-C16, Class A2, 4.380%, 10/15/2041                             100,000        98,123
                                                                            -------------
                                                                              245,564,470
                                                                            -------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $269,013,955)                                               270,072,561
                                                                            -------------

TOTAL BONDS AND NOTES
 (Identified Cost $269,013,955)                                               270,072,561
                                                                            -------------

SHORT-TERM INVESTMENTS - 7.5%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation dated 3/30/07 at 4.250% to
be repurchased at $2,662,943 on 4/02/07
collateralized by $2,740,000 U.S. Treasury Bill,
4.890% due 5/31/07 with a value of $2,716,025,
including accrued interest (Note 2g of Notes to
Financial Statements)                                             2,662,000     2,662,000
                                                                            -------------
Federal Home Loan Bank, Discount Note,
 Zero Coupon, 4/11/2007                                          11,750,000    11,731,725
Federal Home Loan Bank, Discount Note,
 Zero Coupon, 4/12/2007                                           4,000,000     3,994,267
Federal National Mortgage Association, Discount
 Note, Series BB, Zero Coupon, 4/12/2007                          1,050,000     1,048,348
                                                                            -------------
                                                                               16,774,340
                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $19,436,340)                                                 19,436,340
                                                                            -------------

TOTAL INVESTMENTS - 111.1%
 (Identified Cost $288,450,295)(a)                                            289,508,901
 Other assets less liabilities--(11.1)%                                      (28,891,521)
                                                                            -------------

TOTAL NET ASSETS - 100.0%                                                   $ 260,617,380
                                                                            -------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


(+)See Note 2a of Notes to Financial Statements.
(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes.):
   At March 31, 2007, the net unrealized appreciation on investments based on a cost of $288,450,295 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost $1,457,666
   Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value  (399,060)
                                                                                                                  ----------
   Net unrealized appreciation                                                                                    $1,058,606
                                                                                                                  ----------

(b)Variable rate security. Rate as of March 31, 2007 is disclosed.
(c)All or a portion of this security has been segregated to cover requirements on TBA obligations and delayed delivery obligations.
(d)Delayed delivery.
ARMAdjustable Rate Mortgage.
TBATo Be Announced (see Note 2h of Notes to Financial Statements).

HOLDINGS AT MARCH 31, 2007 AS A PERCENTAGE OF NET ASSETS (UNAUDITED)

Mortgage Related         94.2%
Hybrid Arms               4.9
Asset-Backed Securities   4.4
Other, less than 2% each  0.1

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2007 (UNAUDITED)

                                                             HIGH INCOME     SECURITIZED ASSET
                                                          OPPORTUNITIES FUND       FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                           $   73,673,157   $   288,450,295
Net unrealized appreciation                                        1,633,294         1,058,606
                                                              -------------- -----------------
Investments at value                                              75,306,451       289,508,901
Cash                                                                     827               615
Receivable for Fund shares sold                                      363,444         3,705,150
Dividends and interest receivable                                  1,120,157         1,161,396
Tax reclaims receivable                                                  242                --
Securities lending income receivable                                   1,398                --
                                                              -------------- -----------------
    TOTAL ASSETS                                                  76,792,519       294,376,062
                                                              -------------- -----------------

LIABILITIES
Collateral on securities loaned, at value (Note 2)                11,107,308                --
Payable for securities purchased                                     493,041                --
Payable for delayed delivery securities purchased                         --        33,641,067
Payable for Fund shares redeemed                                      78,026           117,615
                                                              -------------- -----------------
    TOTAL LIABILITIES                                             11,678,375        33,758,682
                                                              -------------- -----------------
NET ASSETS                                                    $   65,114,144   $   260,617,380
                                                              -------------- -----------------
Net Assets consist of:
 Paid-in capital                                              $   62,868,595   $   258,296,900
 Undistributed net investment income                                 388,584         1,148,046
 Accumulated net realized gain on investments                        223,671           113,828
 Net unrealized appreciation on investments                        1,633,294         1,058,606
                                                              -------------- -----------------
NET ASSETS                                                    $   65,114,144   $   260,617,380
                                                              -------------- -----------------

NET ASSET VALUE AND OFFERING PRICE
INSTITUTIONAL CLASS
 Net assets                                                   $   65,114,144   $   260,617,380
                                                              -------------- -----------------
 Shares of beneficial interest                                     6,078,600        25,547,172
                                                              -------------- -----------------
 Net asset value, offering and redemption price per share     $        10.71   $         10.20
                                                              -------------- -----------------
Value of securities on loan (Note 2)                          $   10,888,818   $            --
                                                              -------------- -----------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

                                                                        HIGH INCOME     SECURITIZED
                                                                     OPPORTUNITIES FUND ASSET FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    30,812 $        --
Interest                                                                      2,034,525   4,623,545
Securities lending income (Note 2)                                                7,791          --
                                                                            ----------- -----------
Net investment income                                                         2,073,128   4,623,545
                                                                            ----------- -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on investments--net                                               237,679     133,651
Change in unrealized appreciation (depreciation) on investments--net          1,306,041     345,777
                                                                            ----------- -----------
Net realized and unrealized gain on investments                               1,543,720     479,428
                                                                            ----------- -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 3,616,848 $ 5,102,973
                                                                            ----------- -----------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

HIGH INCOME OPPORTUNITIES FUND

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2007      YEAR ENDED
                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                      $ 2,073,128       $ 1,901,577
Net realized gain on investments                                               237,679             3,534
Net change in unrealized appreciation (depreciation) on investments          1,306,041            17,145
                                                                         ---------------- ------------------
Increase in net assets resulting from operations                             3,616,848         1,922,256
                                                                         ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                         (1,940,478)       (1,734,248)
CAPITAL GAINS:
Institutional Class                                                            (10,790)          (69,731)
                                                                         ---------------- ------------------
Total distributions                                                         (1,951,268)       (1,803,979)
                                                                         ---------------- ------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 6)    20,601,977        29,613,370
                                                                         ---------------- ------------------
Total increase in net assets                                                22,267,557        29,731,647
                                                                         ---------------- ------------------
NET ASSETS
Beginning of period                                                         42,846,587        13,114,940
                                                                         ---------------- ------------------
End of period                                                              $65,114,144       $42,846,587
                                                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                        $   388,584       $   255,934
                                                                         ---------------- ------------------

SECURITIZED ASSET FUND

                                                                                          FOR THE PERIOD FROM
                                                                         SIX MONTHS ENDED   MARCH 2, 2006*
                                                                          MARCH 31, 2007        THROUGH
                                                                           (UNAUDITED)    SEPTEMBER 30, 2006
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                      $  4,623,545       $   954,110
Net realized gain on investments                                                133,651            33,612
Net change in unrealized appreciation (depreciation) on investments             345,777           712,829
                                                                         ---------------- -------------------
Increase in net assets resulting from operations                              5,102,973         1,700,551
                                                                         ---------------- -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME:
Institutional Class                                                          (3,761,321)         (668,288)
CAPITAL GAINS:
Institutional Class                                                             (53,435)               --
                                                                         ---------------- -------------------
Total distributions                                                          (3,814,756)         (668,288)
                                                                         ---------------- -------------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARES TRANSACTIONS (NOTE 6)    188,336,142        69,960,758
                                                                         ---------------- -------------------
Total increase in net assets                                                189,624,359        70,993,021
                                                                         ---------------- -------------------
NET ASSETS
Beginning of period                                                          70,993,021                --
                                                                         ---------------- -------------------
End of period                                                              $260,617,380       $70,993,021
                                                                         ---------------- -------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                        $  1,148,046       $   285,822
                                                                         ---------------- -------------------

*Commencement of operations.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   INCOME FROM INVESTMENT OPERATIONS           LESS DISTRIBUTIONS
                                  -------------------------------------  -------------------------------
                      Net asset                                            Dividends     Distributions
                       value,        Net      Net realized  Total from        from          from net
                      beginning   investment and unrealized investment   net investment     realized
                    of the period income(e)   gain (loss)   operations       income     capital gains(g)
--------------------------------------------------------------------------------------------------------
HIGH INCOME OPPORTUNITIES FUND

INSTITUTIONAL CLASS
3/31/2007(h)           $10.39       $0.38        $ 0.31       $0.69          $(0.37)         $(0.00)
9/30/2006               10.50        0.76         (0.10)       0.66           (0.73)          (0.04)
9/30/2005               10.32        0.78          0.17        0.95           (0.77)             --
9/30/2004(a)            10.00        0.33          0.25        0.58           (0.26)             --

SECURITIZED ASSET FUND

INSTITUTIONAL CLASS
3/31/2007(h)           $10.13       $0.28        $ 0.03       $0.31          $(0.24)         $(0.00)
9/30/2006(f)            10.00        0.30          0.02        0.32           (0.19)             --



(a) For the period April 12, 2004 (commencement of operations) through September 30, 2004.
(b) Periods less than one year, if applicable, are not annualized.
(c) Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operating of the Fund.
(d) Annualized for periods less than one year.
(e) Per share net investment income has been calculated using the average shares outstanding during the period.
(f) For the period March 2, 2006 (commencement of operations) through September 30, 2006.
(g) Amount rounds to less than $0.01 per share, if applicable.
(h) For the six months ended March 31, 2007 (Unaudited).
(i) Portfolio turnover rate has been recalculated to conform with current presentation.

                See accompanying notes to financial statements.

                                                            RATIOS TO AVERAGE NET ASSETS
--------------                                     -----------------------------------------------
              Net asset                Net assets,
                value,                   end of                                                   Portfolio
    Total       end of       Total     the period        Net            Gross      Net investment turnover
distributions the period return (%)(b)   (000's)   expenses (%)(c) expenses (%)(c) income (%)(d)  rate (%)
------------------------------------------------------------------------------------------------------------

   $(0.37)      $10.71        6.7       $ 65,114         --              --             7.21         17
    (0.77)       10.39        6.6         42,847         --              --             7.36         26
    (0.77)       10.50        9.5         13,115         --              --             7.40         22
    (0.26)       10.32        5.9          9,079         --              --             7.03         45


   $(0.24)      $10.20        3.1       $260,617         --              --             5.44         27
    (0.19)       10.13        3.3         70,993         --              --             3.02         55/(i)/

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)


1. ORGANIZATION. Loomis Sayles Funds I (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to certain funds of the Trust; the financial statements for the other funds of the Trust are presented in separate reports. The following Funds are included in this report:

Loomis Sayles High Income Opportunities Fund (the "High Income Opportunities Fund")
Loomis Sayles Securitized Asset Fund (the "Securitized Asset Fund")

Each Fund offers Institutional Class Shares. The Funds' shares are offered exclusively to investors in "wrap fee" programs approved by IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), and/or Loomis Sayles & Company, L.P. ("Loomis Sayles") and to institutional advisory clients of IXIS Advisors or Loomis Sayles that, in each case, meet the Funds' policies as established by Loomis Sayles. The financial statements of the other Funds of the Trust are presented in separate reports.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment advisor and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment advisor and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' investment advisor using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The High Income Opportunities Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the High Income Opportunities Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The High Income Opportunities Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

The High Income Opportunities Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. The High Income Opportunities Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2007, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The High Income Opportunities Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, defaulted bond income accruals and premium amortization accruals. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2006 was as follows:

                                  2006 DISTRIBUTIONS PAID FROM:
                               -----------------------------------
                                ORDINARY    LONG-TERM
FUND                             INCOME   CAPITAL GAINS   TOTAL
----                           ---------- ------------- ----------
High Income Opportunities Fund $1,776,220    $27,759    $1,803,979
Securitized Asset Fund            668,288         --       668,288

MARCH 31, 2007 (UNAUDITED)



G. REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

H. DELAYED DELIVERY COMMITMENTS. Each Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

I. SECURITIES LENDING. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2007 were as follows:

                                MARKET VALUE OF    VALUE OF
FUND                           SECURITIES ON LOAN COLLATERAL
----                           ------------------ -----------
High Income Opportunities Fund    $10,888,818     $11,107,308
Securitized Asset Fund                     --              --

J. INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K. NEW ACCOUNTING PRONOUNCEMENTS. Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Accordingly, Management is continuing to evaluate the impact the adoption of FIN 48 may have on the Funds' net assets and results of operations. In compliance with the recently issued SEC guidance the impacts, if any, will be reflected in the Funds' semiannual financial statements as of March 31, 2008.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2007, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                               U.S. GOVERNMENT AND AGENCY
                                      SECURITIES             OTHER SECURITIES
                               -------------------------- -----------------------
FUND                            PURCHASES       SALES      PURCHASES     SALES
----                           ------------  -----------  ----------- -----------
High Income Opportunities Fund $  3,772,206  $ 2,593,656  $25,183,659 $ 6,322,823
Securitized Asset Fund          153,982,756   25,409,815   69,610,105  23,311,811

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. Loomis Sayles & Company, L.P. ("Loomis Sayles") has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds' registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds' expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

Loomis Sayles serves as investment advisor to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of "wrap programs," who in turn charge the programs' participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France.

B. ADMINISTRATIVE FEES. IXIS Asset Management Advisors, L.P. ("IXIS Advisors") provides certain administrative services for the Funds and has subcontracted with State Street Bank to serve as sub-administrator. IXIS Advisors is a wholly-owned subsidiary of IXIS US Group. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to IXIS Advisors for services to the Funds under each agreement.

C. SERVICE AND DISTRIBUTION FEES. The Trust has entered into a distribution agreement with IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), a wholly-owned subsidiary of IXIS US Group. Pursuant to this agreement, IXIS Distributors serves as principal underwriter of the Funds. The Distributor currently is not paid a fee for serving as Distributor for the Funds. Loomis Sayles has agreed to reimburse the Distributor to the extent the Distributor incurs expenses in connection with any redemption of Fund shares.

D. TRUSTEES FEES AND EXPENSES. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund.

MARCH 31, 2007 (UNAUDITRED)


Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to reimburse the Trustees for the Funds' pro rata portion of its Trustees fees.

5. LINE OF CREDIT. Each Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2007, the Funds had no borrowings under this agreement. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, such fees to State Street Bank.

6. CAPITAL SHARES. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                             HIGH INCOME OPPORTUNITIES FUND

                                     Six Months Ended March 31, 2007 Year Ended September 30, 2006
                                     ------------------------------  ----------------------------

                                       Shares          Amount          Shares         Amount
HIGH INCOME OPPORTUNITIES FUND       ---------      -----------      ---------     -----------
Issued from the sale of shares       2,427,709      $25,688,040      3,150,530     $32,478,052
Issued in connection with
  the reinvestment of distributions     79,721          841,517        127,172       1,303,920
Redeemed                              (551,325)      (5,927,580)      (404,485)     (4,168,602)
                                     ---------      ---------------  ------------  --------------
Increase (decrease) from capital
  share transactions                 1,956,105      $20,601,977      2,873,217     $29,613,370
                                     ---------      ---------------  ------------  --------------

                                                  SECURITIZED ASSET FUND

                                     Six Months Ended March 31, 2007 Period Ended September 30, 2006(a)
                                     ------------------------------  ----------------------------------

                                       Shares          Amount          Shares            Amount
SECURITIZED ASSET FUND               ----------     ------------     ---------        -----------
Issued from the sale of shares       20,165,145     $204,890,730     7,252,782        $72,413,630
Issued in connection with
  the reinvestment of distributions       6,904           70,225         7,749             76,785
Redeemed                             (1,631,915)     (16,624,813)     (253,493)        (2,529,657)
                                     ----------     ---------------  ---------------  ----------------
Increase (decrease) from capital
  share transactions                 18,540,134     $188,336,142     7,007,038        $69,960,758
                                     ----------     ---------------  ---------------  ----------------

(a) From March 2, 2006 commencement of operations.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1) Not applicable.

   (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

   (a) (3) Not applicable.

   (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Loomis Sayles Funds I

                                 By:    /s/ Robert J. Blanding
                                        -------------------------------------
                                 Name:  Robert J. Blanding
                                 Title: President and Chief Executive Officer
                                 Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                 By:    /s/ Robert J. Blanding
                                        -------------------------------------
                                 Name:  Robert J. Blanding
                                 Title: President and Chief Executive Officer
                                 Date:  May 22, 2007

                                 By:    /s/ Michael C. Kardok
                                        -------------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  May 22, 2007